UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

Van Eck Associates Corporation

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	April 30
Date of reporting period:	January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2019 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.9%
Alabama: 0.8%
	Alabama Federal Aid Highway Finance Authority (RB)
$1,665,000	4.00%, 09/01/24 (c)	$1,768,330
1,080,000	5.00%, 09/01/24 (c)	1,250,726
400,000	5.00%, 09/01/24 (c)	458,908
	Alabama Federal Aid Highway Finance Authority, Series A (RB)
940,000	5.00%, 09/01/26 (c)	1,098,418
10,000	5.00%, 09/01/26 (c)	11,633
715,000	5.00%, 09/01/27 (c)	845,523
250,000	5.00%, 09/01/27 (c)	294,375
150,000	5.00%, 09/01/27	183,707
280,000	5.00%, 09/01/27 (c)	333,245
15,000	Alabama Public School and College Authority, Series A (RB) 5.00%, 02/01/24 (c)	17,243
	Alabama Public School and College Authority, Series B (RB)
535,000	5.00%, 07/01/24 (c)	617,770
540,000	5.00%, 07/01/24 (c)	625,644
	Auburn University, Series A (RB)
10,000	5.00%, 06/01/26 (c)	11,825
25,000	5.00%, 06/01/26 (c)	29,718
860,000	Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/27 (c)	838,311
	County of Jefferson (RB)
100,000	5.00%, 03/15/27 (c)	113,465
600,000	5.00%, 03/15/27 (c)	700,488
1,050,000	5.00%, 03/15/27 (c)	1,233,015
	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Series A (RB)
530,000	3.00%, 02/01/26 (c)	518,313
260,000	3.00%, 02/01/26 (c)	257,338
	Lower Alabama Gas District, Series A (RB)
275,000	5.00%, 09/01/29	318,304
335,000	5.00%, 09/01/31	389,092
100,000	5.00%, 09/01/34	116,838
	UAB Medicine Finance Authority, Series B (RB)
150,000	5.00%, 09/01/26 (c)	171,501
225,000	5.00%, 09/01/26 (c)	260,399
280,000	UAB Medicine Finance Authority, Series B-1 (RB) 5.00%, 03/01/27 (c)	325,335
	Water Works Board of the City of Birmingham, Series A (RB)
595,000	5.00%, 01/01/27 (c)	689,099
250,000	5.00%, 01/01/27 (c)	291,468
775,000	5.00%, 01/01/27 (c)	921,800
		14,691,831
Alaska: 0.4%
	Alaska Housing Finance Corp., Series A (RB)
900,000	4.00%, 06/01/27 (c)	961,587
125,000	4.00%, 06/01/27 (c)	134,151
150,000	5.00%, 12/01/23 (c)	168,537
15,000	5.00%, 06/01/25 (c)	17,342
590,000	5.00%, 06/01/27 (c)	683,332
	Matanuska-Susitna Borough, Goose Creek Correctional Center Project (RB)
250,000	5.00%, 09/01/25 (c)	282,975
300,000	5.25%, 09/01/25 (c)	351,513
500,000	State of Alaska, International Airports System, Series B (RB) 5.00%, 10/01/25 (c)	560,890
130,000	State of Alaska, Series A (GO) 5.00%, 08/01/25 (c)	149,531
	State of Alaska, Series B (GO)
1,525,000	5.00%, 08/01/25 (c)	1,754,116
1,125,000	5.00%, 08/01/25 (c)	1,307,936
		6,371,910
Arizona: 1.4%
	Arizona Transportation Board, Highway Revenue (RB)
150,000	5.00%, 07/01/24 (c)	171,467
110,000	5.00%, 07/01/24 (c)	126,226
25,000	5.00%, 07/01/24 (c)	29,091
1,050,000	5.00%, 07/01/26 (c)	1,227,271
810,000	5.00%, 07/01/26 (c)	953,346
210,000	Arizona Transportation Board, Maricopa County Regional Area (RB) 5.00%, 07/01/24 (c)	244,362
	Arizona Water Infrastructure Finance Authority, Series A (RB)
35,000	5.00%, 10/01/24 (c)	40,876
405,000	5.00%, 10/01/24 (c)	473,700
750,000	Board of Regents, Arizona State University, Series A (RB) 5.00%, 07/01/25 (c)	876,270
110,000	Board of Regents, Arizona State University, Series B (RB) 5.00%, 07/01/25 (c)	129,818
	Board of Regents, University of Arizona (RB)
215,000	3.00%, 06/01/26 (c)	207,712
100,000	5.00%, 06/01/26 (c)	116,636
165,000	5.00%, 06/01/26 (c)	191,610
30,000	City of Chandler (GO) 5.00%, 07/01/24 (c)	34,825
450,000	City of Glendale, Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/25 (c)	527,265
	City of Mesa, Utility System Revenue (RB)
5,000	3.25%, 07/01/24 (c)	5,340
10,000	3.25%, 07/01/24 (c)	10,680
730,000	3.25%, 07/01/24 (c)	752,294
1,235,000	3.25%, 07/01/24 (c)	1,263,936
1,590,000	4.00%, 07/01/26 (c)	1,711,301
270,000	5.00%, 07/01/26 (c)	319,391
705,000	5.00%, 07/01/26 (c)	837,660
1,250,000	City of Phoenix (GO) 4.00%, 07/01/24 (c)	1,387,012
	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB)
130,000	5.00%, 07/01/24 (c)	148,819
10,000	5.00%, 07/01/24 (c)	11,553
860,000	5.00%, 07/01/26 (c)	1,018,687
150,000	5.00%, 07/01/26 (c)	174,003
620,000	5.00%, 07/01/26 (c)	737,130
1,250,000	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System, Series B (RB) 4.00%, 07/01/24 (c)	1,360,325
	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB)
250,000	5.00%, 07/01/27 (c)	291,148
100,000	5.00%, 07/01/27 (c)	117,524
250,000	5.00%, 07/01/27 (c)	297,545
500,000	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series D (RB) 5.00%, 07/01/27 (c)	582,705
	City of Phoenix Civic Improvement Corp., Subordinated Excise Tax Revenue, Series A (RB)
1,870,000	5.00%, 07/01/24 (c)	2,165,535
115,000	5.00%, 07/01/25 (c)	135,197
1,250,000	City of Phoenix Civic Improvement Corp., Subordinated Excise Tax Revenue, Series B (RB) 5.00%, 07/01/26	1,507,000
250,000	Maricopa County High School District No. 210 (GO) 5.00%, 07/01/27 (c)	293,023
	Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
20,000	3.13%, 01/01/27 (c)	19,568
25,000	5.00%, 01/01/25	29,039
215,000	5.00%, 01/01/28	259,589
700,000	5.00%, 01/01/29	852,733
10,000	Pima County Regional Transportation Authority (RB) 5.00%, 06/01/23 (c)	11,312
25,000	Pima County, Sewer System (RB) 5.00%, 07/01/25	29,488
	Salt River Project Agricultural Improvement and Power District, Series A (RB)
2,000,000	5.00%, 06/01/25 (c)	2,299,600
120,000	5.00%, 01/01/26	143,890
110,000	5.00%, 01/01/27 (c)	132,953
250,000	5.00%, 01/01/28 (c)	295,905
		24,552,360
Arkansas: 0.1%
770,000	City of Little Rock, Sewer Revenue (RB) 4.70%, 04/01/25 (c)	873,257
1,425,000	State of Arkansas, Federal Highway Grant Anticipation (GO) 5.00%, 10/01/24 (c)	1,655,080
		2,528,337
California: 15.4%
210,000	Airport Commission of San Francisco, Series D (RB) 5.00%, 05/01/25	251,696
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) (AGM)
100,000	3.00%, 10/01/26 (c)	95,744
625,000	4.00%, 10/01/26 (c)	657,887
1,490,000	Alameda County Joint Powers Authority (RB) 5.00%, 12/01/26 (c)	1,770,776
15,000	Alameda County, California Joint Powers Authority, Series A (RB) 5.00%, 12/01/23 (c)	17,089
	Anaheim Housing and Public Improvements Authority, Series A (RB)
135,000	5.00%, 10/01/21 (c)	146,088
245,000	5.00%, 10/01/21 (c)	264,791
25,000	5.00%, 10/01/21 (c)	27,190
25,000	5.00%, 10/01/21 (c)	27,176
1,720,000	Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	1,911,058
1,055,000	Bay Area Toll Authority, Series S-7 (RB) 4.00%, 04/01/27 (c)	1,135,560
1,550,000	California Department of Water Resources, Central Valley Project Water System (RB) 5.00%, 12/01/24 (c)	1,828,721
	California Department of Water Resources, Central Valley Project Water System, Series AV (RB)
750,000	4.00%, 06/01/26 (c)	820,125
1,865,000	4.00%, 06/01/26 (c)	2,048,516
	California Health Facilities Financing Authority, Adventist Health System, Series A (RB)
145,000	4.00%, 03/01/25	162,391
100,000	4.00%, 03/01/26 (c)	107,386
100,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center (RB) 5.00%, 11/15/25 (c)	118,931
310,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series A (RB)
	5.00%, 08/15/26 (c)	365,456
175,000	California Health Facilities Financing Authority, El Camino Hospital (RB)
	3.75%, 02/01/27 (c)	179,379
110,000	California Health Facilities Financing Authority, Kaiser Permanente, Series A (RB)
	5.00%, 11/01/27	136,841
	California Health Facilities Financing Authority, Lucile Salter Packard Children Hospital, Series A (RB)
100,000	4.00%, 08/15/24 (c)	103,614
160,000	5.00%, 08/15/26 (c)	184,336
	California Health Facilities Financing Authority, Providence Health and Services, Series A (RB)
125,000	5.00%, 10/01/24 (c)	145,693
1,000,000	5.00%, 10/01/24 (c)	1,156,240
500,000	5.00%, 10/01/24 (c)	570,655
20,000	5.00%, 10/01/24 (c)	23,569
15,000	5.00%, 10/01/24	17,686
1,000,000	5.00%, 10/01/26 (c)	1,172,470
135,000	California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB)
	2.00%, 10/01/25 (c) (p)	134,496
750,000	California Health Facilities Financing Authority, Stanford Health Care, Series A (RB)
	5.00%, 11/15/27 (c)	899,587
150,000	California Health Facilities Financing Authority, Sutter Health, Series A (RB)
	5.00%, 11/15/27 (c)	174,131
	California Infrastructure and Economic Development Bank, Clean Water State (RB)
10,000	5.00%, 10/01/24	11,862
100,000	5.00%, 10/01/25	121,532
550,000	5.00%, 04/01/26 (c)	668,525
115,000	5.00%, 04/01/26 (c)	135,216
1,670,000	5.00%, 04/01/26 (c)	2,017,410
45,000	5.00%, 04/01/26 (c)	54,127
840,000	California Municipal Finance Authority, Community Medical Centers, Series A (RB)
	5.00%, 02/01/27 (c)	969,553
1,000,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
	5.00%, 07/01/27 (c)	1,148,430
	California State Public Works Board, Department of Corrections and Rehabilitation, Series A (RB)
100,000	4.00%, 09/01/24 (c)	107,436
150,000	5.00%, 09/01/24 (c)	170,570
105,000	5.00%, 09/01/24 (c)	121,658
200,000	5.00%, 09/01/24 (c)	228,100
250,000	5.00%, 09/01/24 (c)	288,663
1,010,000	5.00%, 09/01/24 (c)	1,174,287
	California State Public Works Board, Department of Corrections and Rehabilitation, Series C (RB)
135,000	5.25%, 10/01/24 (c)	156,400
695,000	5.25%, 10/01/24 (c)	818,508
	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
700,000	3.00%, 09/01/27 (c)	693,049
500,000	3.00%, 09/01/27 (c)	500,745
250,000	5.00%, 09/01/24 (c)	286,675
270,000	5.00%, 09/01/24 (c)	313,918
	California State Public Works Board, Department of Corrections and Rehabilitation, Series E (RB)
460,000	2.50%, 10/01/26 (c)	448,597
400,000	4.00%, 10/01/26 (c)	434,304
	California State Public Works Board, Department of Corrections and Rehabilitation, Series H (RB)
270,000	3.00%, 12/01/25 (c)	276,539
520,000	3.25%, 12/01/25 (c)	530,858
345,000	3.38%, 12/01/25 (c)	350,147
	California State Public Works Board, Department of General Services, Series F (RB)
590,000	5.00%, 05/01/25 (c)	687,704
60,000	5.00%, 05/01/25 (c)	69,141
930,000	5.00%, 05/01/25 (c)	1,089,346
245,000	5.00%, 05/01/25	288,865
	California State Public Works Board, Judicial Council of California, Series B (RB)
245,000	5.00%, 10/01/24 (c)	280,601
35,000	5.00%, 10/01/24 (c)	39,886
1,060,000	5.00%, 10/01/24 (c)	1,226,229
300,000	5.00%, 10/01/24 (c)	344,796
	California State Public Works Board, Various Capital Projects, Series B (RB)
120,000	5.00%, 10/01/27 (c)	143,532
1,210,000	5.00%, 10/01/27 (c)	1,459,853
1,045,000	5.00%, 10/01/27 (c)	1,268,985
	California State Public Works Board, Various Capital Projects, Series C (RB)
425,000	4.00%, 11/01/26 (c)	454,452
45,000	5.00%, 11/01/26 (c)	53,429
15,000	5.00%, 11/01/26 (c)	17,682
30,000	5.00%, 11/01/26 (c)	35,783
160,000	5.00%, 03/01/27	193,766
	California State Public Works Board, Various Capital Projects, Series D (RB)
35,000	5.00%, 04/01/25	41,210
1,000,000	5.00%, 10/01/26 (c)	1,188,570
	California State Public Works Board, Various Capital Projects, Series I (RB)
25,000	5.00%, 11/01/23 (c)	28,437
25,000	5.25%, 11/01/23 (c)	28,499
1,250,000	California State Public Works Board, Various Correctional Facilities, Series C (RB)
	5.00%, 11/01/28 (c)	1,519,875
	California State University, Series A (RB)
910,000	3.00%, 05/01/26 (c)	886,622
35,000	5.00%, 11/01/25	42,551
1,730,000	5.00%, 11/01/25 (c)	2,010,710
450,000	5.00%, 11/01/25 (c)	545,476
35,000	5.00%, 11/01/25 (c)	41,084
15,000	5.00%, 11/01/25 (c)	17,845
100,000	5.00%, 11/01/25	121,573
220,000	5.00%, 05/01/26 (c)	257,330
105,000	5.00%, 05/01/26 (c)	128,433
10,000	5.00%, 05/01/26 (c)	11,784
510,000	5.00%, 05/01/27 (c)	606,920
765,000	5.00%, 05/01/27 (c)	917,969
1,015,000	5.00%, 05/01/27 (c)	1,245,273
525,000	California State Veterans, Series CL (GO) 3.50%, 12/01/24 (c)	535,537
	California Statewide Communities Development Authority, Enloe Medical Center (RB)
480,000	3.00%, 02/15/26 (c)	489,782
100,000	3.25%, 02/15/26 (c)	101,510
725,000	5.00%, 02/15/26 (c)	868,035
735,000	5.00%, 02/15/26 (c)	872,585
500,000	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB) 5.00%, 07/01/24 (c)	561,510
1,000,000	California Statewide Communities Development Authority, Methodist Hospital of Southern California (RB) 5.00%, 01/01/28 (c)	1,129,440
270,000	California Statewide Communities Development Authority, Series A (RB) 4.13%, 03/01/26 (c)	281,521
300,000	Campbell Union High School District, Series B (GO) 5.00%, 08/01/26 (c)	348,726
120,000	Chabot-Las Positas Community College District (GO) 4.00%, 08/01/26 (c)	127,748
195,000	City and County of San Francisco, Series A (GO) 4.00%, 06/15/22 (c)	207,033
240,000	City and County of San Francisco, Series B (CP) 3.00%, 10/01/25 (c)	242,165
	City and County of San Francisco, Series R-1 (GO)
20,000	5.00%, 06/15/23 (c)	22,864
20,000	5.00%, 06/15/23 (c)	22,900
	City of Bakersfield, Wastewater Revenue, Series A (RB)
240,000	5.00%, 09/15/20 (c)	252,552
15,000	5.00%, 09/15/25 (c)	17,764
	City of Los Angeles, Wastewater System, Series A (RB)
30,000	5.00%, 06/01/25 (c)	35,734
250,000	5.00%, 06/01/27 (c)	300,450
	Contra Costa Transportation Authority (RB)
35,000	5.00%, 03/01/25	41,930
20,000	5.00%, 03/01/25 (c)	23,230
30,000	Contra Costa Water District (RB) 5.00%, 10/01/24 (c)	35,301
250,000	Corona-Norco Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	268,050
150,000	County of San Diego, Edgemoor and RCS Refunding, Series A (CP) 5.00%, 10/15/24 (c)	174,377
	County of Santa Clara, Series C (GO)
525,000	5.00%, 08/01/27 (c)	627,076
125,000	5.00%, 08/01/27 (c)	154,153
620,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/25 (c)	723,670
120,000	Desert Community College District (GO) 5.00%, 08/01/27 (c)	142,118
15,000	East Bay Municipal Utility District, Wastewater System, Series A (RB) 5.00%, 06/01/25	18,076
	East Bay Municipal Utility District, Water System, Series A (RB)
10,000	4.00%, 06/01/24	11,280
175,000	4.00%, 06/01/25 (c)	187,931
1,035,000	5.00%, 06/01/24 (c)	1,175,936
1,000,000	5.00%, 06/01/24 (c)	1,156,270
315,000	5.00%, 06/01/24 (c)	358,741
20,000	5.00%, 06/01/25	24,128
460,000	5.00%, 06/01/27 (c)	548,982
	East Bay Municipal Utility District, Water System, Series B (RB)
930,000	5.00%, 06/01/27	1,159,105
775,000	5.00%, 06/01/29	994,232
	Eastern Municipal Water District, Financing Authority, Series B (RB)
550,000	5.00%, 07/01/26 (c)	646,107
145,000	5.00%, 07/01/26 (c)	171,091
	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB)
360,000	5.00%, 07/01/26 (c)	426,218
250,000	5.00%, 07/01/26 (c)	294,088
25,000	5.00%, 07/01/26 (c)	30,200
400,000	5.00%, 07/01/26 (c)	476,480
	El Dorado Irrigation District, Series C (RB)
100,000	5.00%, 03/01/26 (c)	115,875
520,000	5.00%, 03/01/26 (c)	612,435
30,000	Emeryville Redevelopment Agency Successor Agency (AGM) (TA) 5.00%, 09/01/24 (c)	35,105
	Fontana Redevelopment Agency Successor Agency (TA)
150,000	5.00%, 10/01/26	184,043
750,000	5.00%, 10/01/27 (c)	889,882
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB)
250,000	3.25%, 06/01/25 (c)	250,560
220,000	5.00%, 06/01/25 (c)	248,959
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
1,015,000	5.00%, 06/01/26	1,156,867
2,500,000	5.00%, 06/01/28 (c)	2,802,375
1,000,000	5.00%, 06/01/28 (c)	1,138,900
	Imperial Irrigation District, Electric System, Series C (RB)
215,000	5.00%, 05/01/26 (c)	249,052
750,000	5.00%, 05/01/26 (c)	873,825
135,000	5.00%, 05/01/26 (c)	158,103
105,000	Long Beach Unified School District (GO) 5.00%, 08/01/26 (c)	127,793
	Los Angeles Community College District, Series A (GO)
3,200,000	4.00%, 08/01/24 (c)	3,392,544
175,000	5.00%, 08/01/24 (c)	199,633
1,355,000	5.00%, 08/01/24 (c)	1,594,727
1,325,000	5.00%, 08/01/24 (c)	1,521,100
245,000	5.00%, 08/01/24 (c)	284,984
1,565,000	5.00%, 08/01/24 (c)	1,810,674
	Los Angeles Community College District, Series G (GO)
1,000,000	4.00%, 08/01/24 (c)	1,094,800
100,000	5.00%, 08/01/24 (c)	117,692
	Los Angeles Community College District, Series I (GO)
750,000	2.13%, 08/01/26 (c)	691,222
170,000	4.00%, 08/01/26 (c)	181,213
25,000	4.00%, 08/01/26	28,915
110,000	4.00%, 08/01/26 (c)	125,811
	Los Angeles Community College District, Series J (GO)
750,000	4.00%, 08/01/27 (c)	804,112
400,000	4.00%, 08/01/27 (c)	431,344
100,000	5.00%, 08/01/27 (c)	124,027
	Los Angeles County Metropolitan Transportation Authority, Series A (RB)
25,000	4.00%, 07/01/26 (c)	27,718
105,000	5.00%, 06/01/25	126,672
790,000	5.00%, 07/01/25 (c)	950,836
165,000	5.00%, 06/01/26 (c)	195,725
375,000	5.00%, 06/01/26 (c)	449,314
115,000	5.00%, 06/01/26 (c)	139,705
15,000	Los Angeles County Public Works Financing Authority, Series B (RB) 5.00%, 12/01/25 (c)	17,575
	Los Angeles County Public Works Financing Authority, Series D (RB)
815,000	5.00%, 12/01/25 (c)	943,191
285,000	5.00%, 12/01/25 (c)	333,929
	Los Angeles Department of Water and Power, Series A (RB)
725,000	3.25%, 01/01/25 (c)	739,862
25,000	5.00%, 01/01/25 (c)	28,739
10,000	5.00%, 01/01/25 (c)	11,731
175,000	5.00%, 01/01/26 (c)	207,968
45,000	5.00%, 01/01/26 (c)	53,959
30,000	5.00%, 01/01/26 (c)	36,470
1,000,000	5.00%, 01/01/27 (c)	1,182,300
500,000	5.00%, 01/01/28 (c)	596,620
500,000	5.00%, 01/01/28 (c)	600,590
	Los Angeles Department of Water and Power, Series B (RB)
30,000	5.00%, 07/01/23 (c)	34,380
1,175,000	5.00%, 01/01/24 (c)	1,345,504
125,000	5.00%, 01/01/26 (c)	149,885
10,000	5.00%, 01/01/26 (c)	12,084
275,000	5.00%, 01/01/27 (c)	322,971
	Los Angeles Department of Water and Power, Series C (RB)
170,000	5.00%, 07/01/24 (c)	200,311
1,000,000	5.00%, 07/01/27 (c)	1,221,580
200,000	5.00%, 07/01/27 (c)	235,214
500,000	5.00%, 07/01/27 (c)	592,170
	Los Angeles Department of Water and Power, Series D (RB)
245,000	5.00%, 07/01/24 (c)	280,331
100,000	5.00%, 07/01/24 (c)	113,983
1,275,000	5.00%, 07/01/24 (c)	1,485,770
905,000	5.00%, 07/01/24 (c)	1,049,547
185,000	Los Angeles Department of Water and Power, Series E (RB) 5.00%, 07/01/24 (c)	210,565
	Los Angeles Unified School District, Series A (GO)
175,000	5.00%, 07/01/21 (c)	187,581
20,000	5.00%, 07/01/21 (c)	21,457
1,475,000	5.00%, 07/01/25 (c)	1,731,163
25,000	5.00%, 07/01/25 (c)	29,490
105,000	5.00%, 07/01/25 (c)	124,411
105,000	5.00%, 07/01/26	127,232
110,000	5.00%, 07/01/27	134,753
	Los Angeles Unified School District, Series B (GO)
1,130,000	2.00%, 07/01/26 (c)	1,055,635
725,000	3.00%, 07/01/26 (c)	732,692
755,000	3.00%, 07/01/26 (c)	757,484
605,000	5.00%, 07/01/24 (c)	700,614
685,000	5.00%, 07/01/26 (c)	820,623
1,035,000	5.00%, 07/01/26 (c)	1,228,203
	Los Angeles Unified School District, Series B-1 (GO)
1,170,000	5.00%, 01/01/28 (c)	1,402,268
345,000	5.00%, 01/01/28 (c)	418,709
	Los Angeles Unified School District, Series C (GO)
1,155,000	5.00%, 07/01/24 (c)	1,334,972
830,000	5.00%, 07/01/24 (c)	953,811
1,300,000	5.00%, 07/01/24 (c)	1,496,794
1,425,000	5.00%, 07/01/24 (c)	1,643,880
200,000	5.00%, 07/01/25	238,570
	Metropolitan Water District of Southern California, Series A (RB)
300,000	2.50%, 07/01/26	313,227
785,000	2.50%, 07/01/27	818,323
100,000	5.00%, 01/01/26 (c)	116,736
	Monterey Peninsula Community College District (GO)
730,000	0.00%, 02/01/26 (c) ^	498,904
975,000	0.00%, 02/01/26 (c) ^	632,794
790,000	0.00%, 02/01/26 (c) ^	590,715
615,000	0.00%, 02/01/26 (c) ^	440,340
	Municipal Improvement Corp. of Los Angeles, Series B (RB)
110,000	5.00%, 11/01/26 (c)	132,767
600,000	5.00%, 11/01/26 (c)	718,494
240,000	5.00%, 11/01/26	294,288
130,000	5.00%, 11/01/26 (c)	158,464
	Northern California Transmission Agency Project, Series A (RB)
20,000	5.00%, 05/01/26 (c)	23,612
30,000	5.00%, 05/01/26 (c)	35,972
25,000	5.00%, 05/01/26 (c)	30,163
	Oakland Unified School District (GO)
175,000	5.00%, 08/01/26 (c)	206,950
450,000	5.00%, 08/01/26 (c)	521,095
100,000	5.00%, 08/01/26	120,467
925,000	5.00%, 08/01/26 (c)	1,111,480
	Oakland Unified School District, Series A (GO)
285,000	5.00%, 08/01/25 (c)	331,717
375,000	5.00%, 08/01/25 (c)	437,456
400,000	Oakland Unified School District, Series C (GO) 5.00%, 08/01/27 (c)	459,256
315,000	Palm Springs Unified School District (GO) 4.00%, 08/01/26 (c)	338,584
	Palm Springs Unified School District, Series D (GO)
275,000	2.50%, 08/01/26 (c)	254,694
150,000	3.00%, 08/01/26 (c)	150,983
690,000	Palomar Community College District (GO) 5.00%, 05/01/25 (c)	802,518
150,000	Palomar Health, Series B (GO) 5.00%, 08/01/26 (c)	174,807
250,000	Pittsburg Successor Agency, Los Medanos Community, Series A (AGM) (TA) 5.00%, 09/01/26 (c)	296,220
250,000	Placentia-Yorba Linda Unified School District, Series A (CP) (AGM) 4.00%, 10/01/25 (c)	269,390
100,000	Poway Unified School District (GO) 5.00%, 08/01/24 (c)	116,037
	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series A (RB)
440,000	5.00%, 10/01/25 (c)	515,016
475,000	5.00%, 10/01/25 (c)	558,229
	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB)
15,000	5.00%, 05/01/25 (c)	17,812
2,245,000	5.00%, 11/01/26 (c)	2,601,753
25,000	5.00%, 11/01/26 (c)	29,297
	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series D (RB)
1,170,000	5.00%, 11/01/27 (c)	1,383,244
150,000	5.00%, 11/01/27 (c)	186,330
	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB)
160,000	4.00%, 05/15/25	182,752
650,000	5.00%, 05/15/26 (c)	748,650
645,000	Regents of the University of California, Series AM (RB) 5.00%, 05/15/24 (c)	745,691
	Regents of the University of California, Series AO (RB)
150,000	5.00%, 05/15/25 (c)	173,553
510,000	5.00%, 05/15/25 (c)	592,023
560,000	5.00%, 05/15/25 (c)	667,789
	Regents of the University of California, Series AR (RB)
500,000	5.00%, 05/15/26 (c)	584,165
750,000	5.00%, 05/15/26 (c)	888,322
	Regents of the University of California, Series I (RB)
1,250,000	5.00%, 05/15/25 (c)	1,436,025
1,115,000	5.00%, 05/15/25 (c)	1,295,741
415,000	5.00%, 05/15/25 (c)	492,978
935,000	5.00%, 05/15/25 (c)	1,094,941
455,000	Regents of the University of California, Series K (RB) 5.00%, 05/15/26 (c)	536,240
20,000	Riverside County Public Financing Authority (RB) 5.00%, 11/01/25	23,798
705,000	Riverside County Transportation Commission, Series A (RB) 2.00%, 06/01/24 (c)	673,874
	Sacramento City Financing Authority, Master Lease Program Facilities (RB)
650,000	3.38%, 12/01/25 (c)	681,798
10,000	5.00%, 12/01/25 (c)	11,849
	Sacramento County Sanitation Districts Financing Authority, Series A (RB)
1,060,000	5.00%, 06/01/24 (c)	1,203,768
170,000	5.00%, 06/01/24 (c)	198,348
350,000	5.00%, 06/01/24 (c)	400,116
15,000	5.00%, 06/01/24 (c)	17,344
250,000	5.00%, 06/01/24 (c)	286,745
20,000	Sacramento Municipal Utility District (RB) 5.00%, 07/01/25	24,138
1,000,000	Sacramento Municipal Utility District, Series D (RB) 5.00%, 08/15/28	1,269,070
	San Diego Association of Governments, South Bay Expressway, Series A (RB)
705,000	5.00%, 07/01/27 (c)	818,836
500,000	5.00%, 07/01/27 (c)	586,395
	San Diego Community College District (GO)
855,000	5.00%, 08/01/26 (c)	1,022,777
45,000	5.00%, 08/01/26 (c)	54,349
	San Diego County Regional Transportation Commission, Series A (RB)
700,000	5.00%, 04/01/26 (c)	822,045
105,000	5.00%, 04/01/26 (c)	123,989
	San Diego County Water Authority, Series A (RB)
20,000	5.00%, 05/01/25 (c)	23,723
500,000	5.00%, 05/01/26 (c)	583,755
150,000	5.00%, 05/01/26 (c)	176,214
100,000	5.00%, 05/01/26 (c)	118,426
	San Diego Public Facilities Financing Authority (RB)
175,000	5.00%, 05/15/25	210,530
365,000	5.00%, 10/15/25 (c)	433,810
445,000	5.00%, 10/15/25 (c)	524,610
45,000	San Diego Public Facilities Financing Authority, Series A (RB) 5.00%, 05/15/26 (c)	54,340
115,000	San Diego Public Facilities Financing Authority, Series B (RB) 5.00%, 08/01/26	141,045
555,000	San Diego Regional Building Authority, Series A (RB) 5.00%, 10/15/25 (c)	650,510
510,000	San Diego Unified School District, Series F (GO) 5.00%, 07/01/25 (c)	597,904
	San Diego Unified School District, Series I (GO)
220,000	0.00%, 07/01/25 (c) ^	123,746
650,000	5.00%, 07/01/27 (c)	778,524
15,000	San Diego Unified School District, Series R-4 (GO) 5.00%, 07/01/25 (c)	17,853
	San Diego Unified School District, Series R-5 (GO)
20,000	4.00%, 07/01/26 (c)	22,477
470,000	5.00%, 07/01/26 (c)	567,351
30,000	5.00%, 07/01/26	36,887
575,000	San Diego Unified School District, Series SR-1 (GO) 4.00%, 07/01/26 (c)	616,089
210,000	San Francisco Bay Area Rapid Transit District, Series D (GO) 5.00%, 08/01/25 (c)	249,159
	San Francisco Community College District (GO)
120,000	5.00%, 06/15/25 (c)	141,017
880,000	5.00%, 06/15/25 (c)	1,040,459
	San Francisco County Transportation Authority (RB)
500,000	3.00%, 02/01/27 (c)	479,510
1,100,000	3.00%, 02/01/27 (c)	1,079,936
325,000	4.00%, 02/01/27 (c)	373,045
	San Francisco Unified School District, Proposition A (GO)
500,000	3.00%, 06/15/24 (c)	509,440
445,000	3.25%, 06/15/24 (c)	450,465
510,000	5.00%, 06/15/24 (c)	598,495
30,000	San Joaquin County Transportation Authority (RB) 5.00%, 03/01/27 (c)	35,753
	San Joaquin County, Administration Building Project (CP) (AGM)
520,000	5.00%, 11/15/27 (c)	626,262
500,000	5.00%, 11/15/27 (c)	607,940
25,000	San Joaquin Delta Community College District, Series A (GO) 5.00%, 08/01/25 (c)	29,412
25,000	San Jose Evergreen Community College District, Series A (GO) 5.00%, 09/01/24 (c)	29,298
230,000	San Jose Redevelopment Agency, Series A (TA) 5.00%, 08/01/27 (c)	269,291
	San Marcos Unified School District (GO)
400,000	4.00%, 08/01/27 (c)	428,440
350,000	5.00%, 08/01/27 (c)	411,530
500,000	5.00%, 08/01/27 (c)	603,080
350,000	5.00%, 08/01/27 (c)	418,768
300,000	San Mateo County Transit District, Series A (RB) 5.00%, 06/01/25 (c)	351,462
20,000	San Mateo Joint Powers Financing Authority, Maple Street Correctional Center, Series A (RB) 5.00%, 06/15/24 (c)	23,136
670,000	San Mateo Union High School District, Series C (GO) 4.00%, 09/01/26 (c)	724,049
	Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB)
1,000,000	4.00%, 05/15/25 (c)	1,061,530
750,000	4.00%, 05/15/25 (c)	801,480
25,000	Santa Clara Valley Water District, Series A (RB) 5.00%, 12/01/25 (c)	29,500
500,000	Sequoia Union High School District (GO) 3.00%, 07/01/26 (c)	503,975
	Southern California Public Power Authority, APEX Power Project, Series A (RB)
20,000	5.00%, 07/01/21 (c)	21,546
20,000	5.00%, 07/01/24 (c)	23,017
890,000	5.00%, 07/01/24 (c)	1,026,704
40,000	5.00%, 07/01/24 (c)	46,255
	State of California (GO)
120,000	4.00%, 09/01/26 (c)	130,706
1,885,000	5.00%, 03/01/25 (c)	2,143,358
215,000	State of California, Department of Water Resources, Central Valley Project, Series AS (RB) 5.00%, 12/01/24 (c)	255,762
	State of California, Department of Water Resources, Central Valley Project, Series AW (RB)
275,000	5.00%, 12/01/26 (c)	324,649
20,000	5.00%, 12/01/26 (c)	23,862
900,000	State of California, Department of Water Resources, Central Valley Project, Series AX (RB) 5.00%, 12/01/27 (c)	1,089,855
100,000	State of California, Series CL (GO) 3.75%, 12/01/24 (c)	101,567
	State of California, Various Purpose (GO)
645,000	3.00%, 09/01/26 (c)	637,183
420,000	3.50%, 08/01/27	465,171
105,000	4.00%, 02/01/25 (c)	111,014
130,000	4.00%, 08/01/26 (c)	139,114
700,000	4.00%, 08/01/26 (c)	752,003
645,000	4.00%, 09/01/26 (c)	697,490
1,000,000	4.00%, 09/01/26 (c)	1,122,720
250,000	4.00%, 09/01/26 (c)	268,753
545,000	4.00%, 09/01/26	620,025
1,250,000	4.00%, 09/01/26 (c)	1,361,525
1,300,000	4.00%, 09/01/26 (c)	1,405,794
2,260,000	4.00%, 09/01/26 (c)	2,461,637
100,000	4.00%, 11/01/27 (c)	110,059
115,000	5.00%, 09/01/21 (c)	124,128
390,000	5.00%, 09/01/21 (c)	420,545
140,000	5.00%, 09/01/21 (c)	150,781
1,050,000	5.00%, 09/01/21 (c)	1,131,406
355,000	5.00%, 09/01/21 (c)	383,361
1,065,000	5.00%, 09/01/23 (c)	1,209,499
1,100,000	5.00%, 12/01/23 (c)	1,245,079
280,000	5.00%, 12/01/23 (c)	321,782
1,000,000	5.00%, 12/01/23 (c)	1,142,250
2,025,000	5.00%, 12/01/23 (c)	2,327,170
560,000	5.00%, 12/01/23 (c)	631,938
345,000	5.00%, 12/01/23 (c)	395,449
175,000	5.00%, 12/01/23 (c)	198,081
265,000	5.00%, 08/01/24 (c)	301,713
260,000	5.00%, 08/01/24 (c)	294,588
255,000	5.00%, 10/01/24 (c)	290,601
775,000	5.00%, 10/01/24 (c)	880,997
1,000,000	5.00%, 10/01/24 (c)	1,151,050
1,085,000	5.00%, 10/01/24 (c)	1,265,240
15,000	5.00%, 10/01/24 (c)	17,422
1,100,000	5.00%, 10/01/24 (c)	1,266,155
1,125,000	5.00%, 10/01/24 (c)	1,311,885
1,000,000	5.00%, 02/01/25 (c)	1,163,080
1,040,000	5.00%, 02/01/25 (c)	1,202,001
1,300,000	5.00%, 02/01/25 (c)	1,490,710
630,000	5.00%, 02/01/25 (c)	715,258
25,000	5.00%, 02/01/25 (c)	29,308
20,000	5.00%, 02/01/25 (c)	23,372
250,000	5.00%, 02/01/25 (c)	284,428
800,000	5.00%, 03/01/25 (c)	938,136
690,000	5.00%, 03/01/25 (c)	812,171
450,000	5.00%, 03/01/25 (c)	525,456
2,465,000	5.00%, 03/01/25	2,902,981
1,130,000	5.00%, 03/01/25 (c)	1,330,078
400,000	5.00%, 03/01/25 (c)	456,516
1,660,000	5.00%, 08/01/25 (c)	1,938,648
185,000	5.00%, 08/01/25 (c)	219,373
2,300,000	5.00%, 08/01/25 (c)	2,626,301
1,035,000	5.00%, 08/01/25 (c)	1,216,943
1,425,000	5.00%, 08/01/25 (c)	1,636,327
620,000	5.00%, 08/01/25	736,442
1,300,000	5.00%, 09/01/25 (c)	1,495,052
420,000	5.00%, 09/01/25 (c)	498,683
25,000	5.00%, 09/01/25	29,735
1,305,000	5.00%, 09/01/25 (c)	1,537,146
1,000,000	5.00%, 09/01/25	1,189,380
115,000	5.00%, 09/01/25	136,779
30,000	5.00%, 09/01/25 (c)	35,498
125,000	5.00%, 10/01/25	148,953
750,000	5.00%, 04/01/26 (c)	882,382
165,000	5.00%, 08/01/26 (c)	191,433
865,000	5.00%, 08/01/26	1,043,372
1,435,000	5.00%, 08/01/26 (c)	1,700,231
190,000	5.00%, 08/01/26 (c)	218,764
600,000	5.00%, 08/01/26 (c)	698,334
510,000	5.00%, 08/01/26 (c)	600,423
1,125,000	5.00%, 08/01/26 (c)	1,349,201
855,000	5.00%, 08/01/26 (c)	1,013,030
1,000,000	5.00%, 09/01/26 (c)	1,185,940
835,000	5.00%, 09/01/26 (c)	978,228
1,000,000	5.00%, 09/01/26	1,207,540
390,000	5.00%, 09/01/26 (c)	453,102
2,000,000	5.00%, 09/01/26 (c)	2,371,880
475,000	5.00%, 09/01/26	573,581
500,000	5.00%, 09/01/26 (c)	596,030
2,500,000	5.00%, 09/01/26 (c)	2,913,825
320,000	5.00%, 09/01/26 (c)	374,890
250,000	5.00%, 09/01/26 (c)	294,583
3,000,000	5.00%, 09/01/26 (c)	3,458,670
150,000	5.00%, 09/01/26 (c)	178,809
15,000	5.00%, 09/01/26	18,113
1,905,000	5.00%, 08/01/27 (c)	2,299,716
2,045,000	5.00%, 08/01/27 (c)	2,481,014
925,000	5.00%, 08/01/27 (c)	1,108,760
2,480,000	5.00%, 11/01/27 (c)	3,018,383
2,645,000	5.00%, 11/01/27 (c)	3,158,976
1,000,000	5.00%, 11/01/27 (c)	1,202,140
250,000	5.25%, 08/01/25 (c)	293,908
425,000	5.25%, 08/01/25 (c)	497,131
100,000	Stockton Unified School District (GO) 5.00%, 02/01/26 (c)	115,352
335,000	Successor Agency to the Redevelopment Agency of the City of San Diego, Series A (TA) 5.00%, 09/01/25 (c)	402,569
125,000	Sweetwater Union High School District (GO) 5.00%, 08/01/24 (c)	143,081
	Trustees of the California State University, Series A (RB)
250,000	4.00%, 05/01/26 (c)	286,268
1,490,000	5.00%, 11/01/24 (c)	1,737,444
750,000	5.00%, 05/01/26 (c)	892,057
380,000	5.00%, 05/01/26 (c)	459,621
790,000	5.00%, 05/01/26 (c)	960,300
125,000	Tuolumne Wind Project Authority, Series A (RB) 5.00%, 01/01/27	154,049
	University of California, Series AM (RB)
100,000	5.25%, 05/15/24 (c)	115,393
100,000	5.25%, 05/15/24 (c)	115,772
	University of California, Series AO (RB)
20,000	5.00%, 05/15/25 (c)	23,293
100,000	5.00%, 05/15/25 (c)	116,913
130,000	5.00%, 05/15/25 (c)	154,172
10,000	University of California, Series AR (RB) 5.00%, 05/15/26 (c)	11,749
1,960,000	University of California, Series AZ (RB) 5.00%, 05/15/28 (c)	2,336,673
	University of California, Series I (RB)
1,395,000	5.00%, 05/15/25 (c)	1,608,756
265,000	5.00%, 05/15/25 (c)	316,704
180,000	Walnut Energy Center Authority, Series A (RB) 5.00%, 07/01/24 (c)	203,893
	West Basin Municipal Water District, Series A (RB)
155,000	5.00%, 02/01/26 (c)	185,343
100,000	5.00%, 02/01/26 (c)	120,296
20,000	West Contra Costa Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	23,476
500,000	Yosemite Community College District (GO) 5.00%, 08/01/25 (c)	588,895
		268,001,908
Colorado: 1.3%
250,000	Adams 12 Five Star Schools, Series B (GO) 5.00%, 12/15/26 (c)	302,185
540,000	Adams and Arapahoe Joint School District No. 28J, Series A (GO) (SAW) 5.00%, 12/01/26 (c)	639,841
	Adams and Weld Counties, School District No. 27J (GO) (SAW)
365,000	4.00%, 12/01/25 (c)	394,638
150,000	5.00%, 12/01/25 (c)	174,824
	Board of Governors of Colorado State University System (RB)
935,000	5.00%, 03/01/28 (c)	1,108,199
500,000	5.00%, 03/01/28 (c)	605,110
1,050,000	Boulder Valley School District No. Re-2 Boulder, Series B (GO) (SAW) 4.00%, 06/01/27 (c)	1,186,321
	City of Aurora, Water Revenue, First Lien (RB)
115,000	5.00%, 08/01/26 (c)	133,748
490,000	5.00%, 08/01/26 (c)	572,643
	City of Colorado Springs, Utilities System, Series A-1 (RB)
100,000	5.00%, 11/15/27 (c)	119,454
110,000	5.00%, 11/15/27 (c)	132,224
100,000	5.00%, 11/15/27 (c)	121,140
545,000	Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A (RB) 5.00%, 05/15/26 (c)	630,445
2,180,000	Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series C (RB) 5.00%, 11/15/26 (p)	2,593,633
160,000	Colorado Health Facilities Authority, NCMC, Inc. Project (RB) 4.00%, 05/15/26 (c)	173,549
115,000	Colorado Higher Education, Series A (CP) 5.00%, 11/01/26	137,717
280,000	Denver City and County School District No. 1 (GO) 5.00%, 12/01/25	335,110
	Garfield Pitkin and Eagle Counties School District No. Re-1 (GO)
565,000	5.00%, 12/15/25 (c)	666,050
940,000	5.00%, 12/15/25 (c)	1,110,742
1,110,000	Jefferson County School District R-1 (GO) 5.00%, 12/15/28 (c)	1,355,565
	Mesa County Valley School District No. 51 (GO) (SAW)
500,000	5.00%, 12/01/27 (c)	600,425
500,000	5.00%, 12/01/27 (c)	603,790
	Park Creek Metropolitan District, Series A (RB)
105,000	5.00%, 12/01/25 (c)	116,977
560,000	5.00%, 12/01/25 (c)	629,373
250,000	5.00%, 12/01/25 (c)	282,288
980,000	Regents of the University of Colorado, Series A (RB) 5.00%, 06/01/25 (c)	1,150,353
800,000	Regents of the University of Colorado, Series B (RB) 4.00%, 06/01/24 (c)	880,240
	Regents of the University of Colorado, Series B-1 (RB)
600,000	2.75%, 06/01/26 (c)	604,326
1,000,000	4.00%, 06/01/26 (c)	1,071,880
540,000	4.00%, 06/01/26 (c)	581,467
825,000	Regional Transportation District, Series A (CP) 4.13%, 06/01/23 (c)	864,641
100,000	Regional Transportation District, Series B (RB) 5.00%, 11/01/27 (c)	118,062
135,000	State of Connecticut, Series K (CP) 5.00%, 03/15/27 (c)	158,344
	University of Colorado, Series A-2 (RB)
800,000	3.00%, 06/01/24 (c)	778,112
500,000	4.00%, 06/01/28 (c)	538,285
250,000	5.00%, 06/01/25	296,960
25,000	University of Colorado, Series B (RB) 5.00%, 06/01/24 (c)	28,942
	University of Colorado, Series B-1 (RB)
860,000	2.25%, 06/01/26 (c)	853,180
30,000	5.00%, 06/01/25	35,635
		22,686,418
Connecticut: 2.3%
160,000	City of Hartford, Series C (GO) (AGM) 4.00%, 07/15/25 (c)	167,592
	Connecticut Housing Finance Authority, Series A-1 (RB)
260,000	2.88%, 05/15/25 (c)	257,553
200,000	3.88%, 11/15/26 (c)	204,706
500,000	Connecticut Housing Finance Authority, Series D-1 (RB) 3.20%, 11/15/26 (c)	492,870
200,000	Connecticut Housing Finance Authority, Series F-1 (RB) 3.05%, 05/15/26 (c)	196,738
	Connecticut State Health and Educational Facilities Authority, Series A (RB)
995,000	5.00%, 07/01/24 (c)	1,115,266
125,000	5.00%, 07/01/24 (c)	142,410
20,000	5.00%, 07/01/24 (c)	22,917
250,000	Connecticut State Health and Educational Facilities Authority, Series F (RB) 4.00%, 07/01/26 (c)	248,633
140,000	Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 3.13%, 06/01/26 (c)	133,987
1,195,000	Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series A-2 (RB) 2.00%, 07/01/26 (p)	1,133,637
120,000	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 09/01/24 (c)	134,128
	South Central Connecticut Regional Water Authority, Series B (RB)
310,000	4.00%, 08/01/26 (c)	329,378
500,000	4.00%, 08/01/26 (c)	533,325
25,000	5.00%, 08/01/26 (c)	29,421
	State of Connecticut, Series A (GO)
100,000	3.25%, 03/15/25 (c)	100,132
230,000	3.25%, 03/15/26 (c)	224,383
1,210,000	5.00%, 03/01/24 (c)	1,348,424
525,000	5.00%, 03/01/24 (c)	580,587
125,000	5.00%, 03/01/24 (c)	136,624
200,000	5.00%, 03/01/24 (c)	223,892
1,000,000	5.00%, 03/15/25 (c)	1,102,120
600,000	5.00%, 03/15/25	681,624
110,000	5.00%, 03/15/26 (c)	121,840
630,000	5.00%, 03/15/26 (c)	716,209
1,000,000	5.00%, 04/15/27 (c)	1,142,000
	State of Connecticut, Series B (GO)
30,000	4.00%, 11/15/24 (c)	31,256
400,000	5.00%, 05/15/25	455,532
290,000	5.00%, 06/15/25 (c)	320,357
575,000	5.00%, 06/15/25 (c)	653,275
1,170,000	5.00%, 05/15/26	1,345,067
1,000,000	5.00%, 04/15/27	1,155,350
100,000	5.00%, 04/15/27	115,535
1,000,000	State of Connecticut, Series C (GO) 5.00%, 06/15/25	1,140,530
810,000	State of Connecticut, Series D (GO) 4.00%, 08/15/26 (c)	835,831
	State of Connecticut, Series E (GO)
395,000	3.00%, 10/15/26 (c)	374,057
585,000	4.00%, 09/01/24 (c)	607,148
500,000	4.00%, 09/01/24 (c)	529,070
100,000	5.00%, 08/01/25 (c)	112,849
400,000	5.00%, 09/15/27	463,940
1,000,000	5.00%, 09/15/28 (c)	1,151,500
	State of Connecticut, Series F (GO)
335,000	3.25%, 11/15/25 (c)	336,531
1,030,000	5.00%, 11/15/24 (c)	1,150,119
420,000	5.00%, 11/15/25 (c)	468,174
160,000	5.00%, 11/15/25 (c)	182,656
400,000	5.00%, 11/15/25 (c)	449,780
945,000	5.00%, 11/15/25	1,083,858
	State of Connecticut, Special Tax Obligation, Series A (RB)
785,000	4.00%, 09/01/26 (c)	808,793
320,000	5.00%, 09/01/24 (c)	354,531
150,000	5.00%, 09/01/24 (c)	164,969
470,000	5.00%, 09/01/24 (c)	534,188
295,000	5.00%, 09/01/24 (c)	333,807
220,000	5.00%, 09/01/24 (c)	247,841
255,000	5.00%, 08/01/25 (c)	285,679
590,000	5.00%, 08/01/25 (c)	657,661
795,000	5.00%, 08/01/25 (c)	880,741
55,000	5.00%, 08/01/25 (c)	62,979
440,000	5.00%, 08/01/25	507,817
335,000	5.00%, 08/01/25 (c)	379,106
225,000	5.00%, 08/01/25 (c)	255,913
200,000	5.00%, 09/01/26 (c)	222,620
10,000	5.00%, 09/01/26	11,693
375,000	5.00%, 09/01/26 (c)	421,421
190,000	5.00%, 01/01/28 (c)	214,749
	State of Connecticut, Special Tax Obligation, Series B (RB)
335,000	5.00%, 09/01/26 (c)	387,210
100,000	5.00%, 09/01/26 (c)	116,254
1,025,000	5.00%, 10/01/28	1,217,505
	State of Connecticut, State Revolving Fund, Series A (RB)
125,000	3.13%, 03/01/25 (c)	126,821
1,000,000	5.00%, 05/01/27 (c)	1,173,730
	University of Connecticut, Series A (RB)
210,000	3.00%, 03/15/26 (c)	195,355
500,000	5.00%, 02/15/25	571,295
860,000	5.00%, 02/15/25 (c)	966,717
200,000	5.00%, 02/15/25 (c)	222,118
770,000	5.00%, 01/15/26	884,122
265,000	5.00%, 03/15/26 (c)	294,235
280,000	5.00%, 03/15/26 (c)	318,508
435,000	5.00%, 03/15/26 (c)	492,429
380,000	5.00%, 03/15/26 (c)	427,314
745,000	5.00%, 01/15/27 (c)	847,959
335,000	5.00%, 01/15/27 (c)	386,151
1,060,000	5.00%, 01/15/27	1,229,208
		40,684,250
Delaware: 0.3%
180,000	Delaware State Health Facilities Authority (RB) 3.00%, 07/01/27 (c)	176,675
	Delaware Transportation Authority (RB)
30,000	4.00%, 07/01/25	33,608
20,000	5.00%, 07/01/25	23,669
	State of Delaware (GO)
505,000	3.13%, 03/01/27 (c)	499,738
500,000	4.00%, 03/01/27 (c)	555,300
1,000,000	5.00%, 03/01/26	1,207,240
	State of Delaware, Series A (GO)
545,000	2.13%, 03/01/26 (c)	542,302
435,000	5.00%, 03/01/25	515,036
500,000	5.00%, 02/01/28 (c)	612,735
500,000	5.00%, 02/01/28	621,020
		4,787,323
District of Columbia: 1.2%
	District of Columbia (RB)
645,000	5.00%, 04/01/27 (c)	757,082
105,000	5.00%, 04/01/27 (c)	125,029
130,000	District of Columbia, Children’s Hospital Obligated Group (RB) 5.00%, 01/15/26 (c)	146,628
	District of Columbia, Series A (GO)
30,000	5.00%, 06/01/25	35,596
420,000	5.00%, 06/01/25 (c)	483,181
20,000	5.00%, 12/01/25	23,965
10,000	5.00%, 06/01/26	12,072
290,000	5.00%, 06/01/26 (c)	335,863
210,000	5.00%, 06/01/26 (c)	248,159
30,000	5.00%, 06/01/26 (c)	35,219
250,000	5.00%, 06/01/26 (c)	290,835
1,100,000	5.00%, 06/01/27 (c)	1,291,939
1,270,000	5.00%, 06/01/27 (c)	1,497,838
750,000	5.00%, 06/01/28 (c)	884,565
	District of Columbia, Series C (GO)
1,160,000	5.00%, 06/01/24 (c)	1,309,269
280,000	5.00%, 06/01/24 (c)	317,526
	District of Columbia, Series D (GO)
500,000	4.00%, 06/01/27 (c)	531,905
160,000	5.00%, 12/01/26 (c)	190,886
20,000	5.00%, 12/01/26 (c)	23,542
1,000,000	5.00%, 06/01/27 (c)	1,214,450
500,000	5.00%, 06/01/27 (c)	589,700
25,000	District of Columbia, Series E (GO) 5.00%, 12/01/26 (c)	29,428
120,000	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series A (RB) 5.00%, 04/01/26 (c)	137,851
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series B (RB)
1,000,000	5.00%, 10/01/25 (c)	1,154,420
1,010,000	5.00%, 10/01/25 (c)	1,184,922
1,030,000	5.00%, 04/01/26 (c)	1,189,753
1,200,000	5.00%, 04/01/26 (c)	1,392,060
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series C (RB)
100,000	5.00%, 10/01/24 (c)	114,245
200,000	5.00%, 10/01/24 (c)	230,324
	Washington Metropolitan Area Transit Authority, Series A-1 (RB)
140,000	5.00%, 07/01/27 (c)	165,808
330,000	5.00%, 07/01/27	401,943
	Washington Metropolitan Area Transit Authority, Series A-2 (RB)
1,185,000	5.00%, 07/01/27 (c)	1,383,914
300,000	5.00%, 07/01/27 (c)	353,562
	Washington Metropolitan Area Transit Authority, Series B (RB)
150,000	5.00%, 07/01/25	177,521
650,000	5.00%, 07/01/27 (c)	769,821
1,070,000	5.00%, 07/01/27 (c)	1,255,752
240,000	5.00%, 07/01/27	292,322
555,000	5.00%, 07/01/27 (c)	662,404
		21,241,299
Florida: 4.3%
10,000	Brevard County School District, Series C (CP) 5.00%, 07/01/25 (c)	11,446
375,000	Broward County School Board, Series A (CP) 5.00%, 07/01/25	441,604
245,000	Central Florida Expressway Authority (RB) 3.00%, 07/01/27 (c)	235,095
1,055,000	Central Florida Expressway Authority, Series A (RB) 3.00%, 07/01/26 (c)	1,033,647
	Central Florida Expressway Authority, Series B (RB)
30,000	5.00%, 07/01/25	35,407
115,000	5.00%, 07/01/26	137,769
175,000	City of Cape Coral, Water and Sewer (RB) 5.00%, 10/01/27 (c)	206,071
	City of Gainesville, Utilities System (RB)
500,000	5.00%, 10/01/27 (c)	586,500
195,000	5.00%, 10/01/27 (c)	230,872
515,000	City of Jacksonville (RB) 5.00%, 10/01/24 (c)	585,725
670,000	City of Jacksonville, Series B (RB) 5.00%, 10/01/27	792,215
	City of Jacksonville, Transportation Revenue (RB)
100,000	3.00%, 10/01/25 (c)	98,674
310,000	3.00%, 10/01/25 (c)	307,932
450,000	3.25%, 10/01/25 (c)	448,911
1,025,000	5.00%, 10/01/24 (c)	1,167,516
210,000	5.00%, 10/01/25 (c)	244,671
295,000	City of Lakeland, Department of Electric Utilities (RB) 5.00%, 04/01/26 (c)	350,230
540,000	City of Lakeland, Lakeland Regional Health System (RB) 5.00%, 11/15/26 (c)	624,154
	City of Port St. Lucie, Utility System Revenue (RB)
500,000	4.00%, 09/01/26 (c)	537,150
585,000	5.00%, 09/01/26 (c)	682,081
1,000,000	City of Tallahassee, Energy System Revenue (RB) 5.00%, 10/01/23 (c)	1,127,080
100,000	County of Lee, Florida Transportation Facilities (RB) (AGM) 5.00%, 10/01/24 (c)	115,566
	County of Miami-Dade (RB)
845,000	0.00%, 10/01/26 (c) ^	540,589
400,000	0.00%, 10/01/26 (c) ^	243,736
1,000,000	3.38%, 07/01/28 (c)	1,004,870
510,000	5.00%, 10/01/26 (c)	592,472
275,000	5.00%, 10/01/26	330,921
115,000	5.00%, 10/01/26 (c)	130,197
	County of Miami-Dade, Aviation Revenue, Series A (RB)
750,000	5.00%, 10/01/26 (c)	860,212
1,060,000	5.00%, 10/01/26 (c)	1,250,100
190,000	County of Miami-Dade, Aviation Revenue, Series B (RB) 5.00%, 10/01/24 (c)	219,028
	County of Miami-Dade, Building Better Communities Program, Series A (GO)
200,000	5.00%, 07/01/25	237,636
100,000	5.00%, 07/01/25 (c)	116,130
25,000	5.00%, 07/01/25	29,705
280,000	5.00%, 07/01/26 (c)	322,599
500,000	5.00%, 07/01/26 (c)	573,845
500,000	5.00%, 07/01/26 (c)	593,080
1,000,000	5.00%, 07/01/26 (c)	1,171,480
	County of Miami-Dade, Building Better Communities Program, Series B (GO)
485,000	3.00%, 07/01/24 (c)	488,274
555,000	4.00%, 07/01/24 (c)	588,489
1,225,000	4.00%, 07/01/24 (c)	1,293,453
100,000	5.00%, 07/01/24 (c)	116,083
	County of Miami-Dade, Capital Asset Acquisition, Series B (RB)
1,125,000	5.00%, 04/01/26 (c)	1,322,359
1,000,000	5.00%, 04/01/26 (c)	1,181,160
1,000,000	County of Miami-Dade, Educational Facilities Authority, Series A (RB) 5.00%, 04/01/25 (c)	1,130,140
25,000	County of Miami-Dade, Expressway Authority Toll System, Series A (RB) 5.00%, 07/01/26 (c)	28,713
	County of Miami-Dade, Expressway Authority Toll System, Series B (RB)
130,000	5.00%, 07/01/24 (c)	149,105
125,000	5.00%, 07/01/24 (c)	143,854
250,000	County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/26 (c)	262,795
	County of Miami-Dade, Water and Sewer System (RB)
250,000	5.00%, 10/01/25 (c)	295,335
270,000	5.00%, 10/01/25	320,625
1,000,000	5.00%, 10/01/27 (c)	1,211,020
370,000	County of Miami-Dade, Water and Sewer System, Series B (RB) 3.00%, 10/01/27 (c)	346,220
	Florida Department of Environmental Protection, Series A (RB)
215,000	5.00%, 07/01/25	254,747
115,000	5.00%, 07/01/25	136,260
125,000	5.00%, 07/01/27	152,268
	Florida Department of Management Services, Series A (CP)
105,000	5.00%, 08/01/25	124,368
1,025,000	5.00%, 09/01/27 (c)	1,244,791
500,000	Florida Higher Educational Facilities Financial Authority (RB) 5.00%, 04/01/26 (c)	553,015
485,000	Florida Housing Finance Corp., Series 1 (RB) 3.25%, 01/01/27 (c)	481,523
	Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB)
475,000	3.00%, 10/01/26 (c)	475,394
1,225,000	5.00%, 10/01/26 (c)	1,427,235
1,295,000	5.00%, 10/01/26 (c)	1,526,028
470,000	5.00%, 10/01/27	569,917
145,000	Florida Municipal Power Agency, All-Requirements Power Supply, Series B (RB) 5.00%, 10/01/25 (c)	170,900
680,000	Florida State Board of Education, Public Education Capital Outlay, Series B (GO) 3.00%, 06/01/24 (c)	699,360
640,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 3.00%, 06/01/24 (c)	643,629
1,000,000	Florida State Department of Transportation, Turnpike Enterprise, Series A (RB) 5.00%, 07/01/25 (c)	1,180,240
	Florida’s Turnpike Enterprise, Series B (RB)
265,000	5.00%, 07/01/25 (c)	311,195
110,000	5.00%, 07/01/25 (c)	129,826
740,000	Florida’s Turnpike Enterprise, Series C (RB) 5.00%, 07/01/26 (c)	864,394
1,130,000	Halifax Hospital Medical Center (RB) 3.38%, 06/01/26 (c)	1,115,920
	Hernando County School District, Series A (CP) (AGM)
450,000	3.00%, 07/01/26 (c)	438,228
450,000	3.00%, 07/01/26 (c)	440,410
	JEA Electric System, Series B (RB)
175,000	3.38%, 10/01/22 (c)	168,455
695,000	5.00%, 10/01/27 (c)	788,255
	JEA Electric System, Series Three B (RB)
850,000	5.00%, 10/01/27 (c)	980,976
610,000	5.00%, 10/01/27 (c)	708,844
350,000	5.00%, 10/01/27	413,549
15,000	JEA Water and Sewer System, Series A (RB) 5.00%, 04/01/24 (c)	17,322
	Manatee County School District (RB) (AGM)
190,000	5.00%, 10/01/26	227,153
160,000	5.00%, 04/01/27 (c)	188,803
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA)
1,100,000	5.00%, 02/01/24 (c)	1,244,287
1,025,000	5.00%, 02/01/24 (c)	1,157,389
610,000	5.00%, 02/01/24 (c)	685,719
1,000,000	5.00%, 02/01/24 (c)	1,144,400
640,000	5.00%, 02/01/24 (c)	730,451
145,000	5.00%, 02/01/24 (c)	164,387
425,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (TA) 5.00%, 02/01/24 (c)	479,247
1,020,000	Orange County Health Facilities Authority (RB) 5.00%, 08/01/23 (c)	1,114,840
410,000	Orange County School Board, Series C (CP) 5.00%, 08/01/26 (c)	469,872
310,000	Orange County School Board, Series D (CP) 5.00%, 08/01/25 (c)	354,376
	Orange County, Tourist Development Tax (RB)
110,000	5.00%, 10/01/27	132,810
420,000	5.00%, 10/01/30	519,847
10,000	Palm Beach County Health Facilities Authority, Act Retirement - Life Communities, Inc. (RB) 5.00%, 11/15/26 (c)	10,950
	Palm Beach County School Board, Series A (CP)
125,000	5.00%, 08/01/26	149,338
120,000	5.00%, 08/01/27	145,276
385,000	Palm Beach County School Board, Series B (CP) 5.00%, 08/01/25	453,703
110,000	Palm Beach County School Board, Series C (CP) 5.00%, 08/01/28 (c)	133,455
	Reedy Creek Improvement District, Series A (GO)
15,000	5.00%, 06/01/23 (c)	16,868
175,000	5.00%, 06/01/27 (c)	209,279
125,000	School Board of Miami-Dade County (GO) 3.25%, 03/15/27 (c)	125,263
170,000	School Board of Miami-Dade County, Series A (CP) 5.00%, 05/01/25	196,969
720,000	School Board of Miami-Dade County, Series B (CP) (AGM) 5.00%, 05/01/25 (c)	834,674
	School Board of Miami-Dade County, Series C (CP)
1,020,000	3.25%, 02/01/21 (c)	1,020,541
265,000	3.25%, 02/01/21 (c)	266,063
	School Board of Miami-Dade County, Series D (CP)
140,000	4.00%, 02/01/26 (c)	148,218
265,000	5.00%, 11/01/24 (c)	302,198
130,000	5.00%, 02/01/25	150,014
165,000	5.00%, 02/01/26	193,388
250,000	5.00%, 02/01/26 (c)	291,250
200,000	School District of Broward County, Series A (CP) 5.00%, 07/01/26 (c)	230,408
	South Broward Hospital District (RB)
500,000	4.00%, 05/01/26 (c)	524,005
435,000	5.00%, 05/01/26 (c)	508,493
	South Florida Water Management District (CP)
400,000	3.00%, 04/01/26 (c)	397,176
150,000	5.00%, 04/01/26 (c)	175,743
	South Miami Health Facilities Authority (RB)
1,000,000	5.00%, 08/15/27 (c)	1,155,230
710,000	5.00%, 08/15/27 (c)	839,014
500,000	St. Johns River Power Park, Issue 3, Series 7 (RB) 3.00%, 10/01/19 (c)	502,785
	State of Florida, Board of Education, Lottery Revenue, Series A (RB)
100,000	5.00%, 07/01/25	118,222
255,000	5.00%, 07/01/26	306,650
	State of Florida, Board of Education, Lottery Revenue, Series B (RB)
1,015,000	5.00%, 07/01/25	1,199,953
100,000	5.00%, 07/01/26	120,255
	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO)
825,000	2.70%, 06/01/24 (c)	839,140
650,000	4.00%, 06/01/28 (c)	712,965
525,000	5.00%, 06/01/24 (c)	608,197
795,000	5.00%, 06/01/28 (c)	964,987
	State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO)
10,000	3.00%, 06/01/24 (c)	10,361
25,000	5.00%, 06/01/24 (c)	28,962
	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO)
250,000	3.00%, 06/01/24 (c)	253,120
500,000	3.00%, 06/01/24 (c)	502,835
500,000	4.00%, 06/01/26 (c)	549,340
1,000,000	4.00%, 06/01/26 (c)	1,093,220
20,000	5.00%, 06/01/24 (c)	23,169
585,000	5.00%, 06/01/27	715,443
	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO)
20,000	4.00%, 06/01/26	22,800
10,000	5.00%, 06/01/26 (c)	11,954
	State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
1,070,000	2.38%, 06/01/26 (c)	1,002,922
500,000	3.00%, 06/01/25 (c)	507,315
200,000	4.00%, 06/01/25 (c)	215,484
	State of Florida, Board of Education, Public Education Capital Outlay, Series F (GO)
35,000	5.00%, 06/01/25 (c)	41,414
35,000	5.00%, 06/01/26 (c)	41,840
	State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series A (GO)
600,000	3.00%, 07/01/27 (c)	579,258
555,000	3.00%, 07/01/27 (c)	566,849
40,000	5.00%, 07/01/26 (c)	48,128
750,000	State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series B (GO) 5.00%, 07/01/28 (c)	909,127
555,000	State of Florida, Department of Transportation, Turnpike Revenue, Series B (RB) 2.63%, 07/01/25 (c)	559,029
15,000	Tampa Bay, Water Utility System, Series A (RB) 5.00%, 10/01/25	17,864
	Volusia County School Board, Master Lease Program, Series B (CP)
500,000	5.00%, 08/01/24 (c)	572,325
575,000	5.00%, 08/01/24 (c)	650,860
15,000	5.00%, 08/01/24 (c)	17,329
280,000	5.00%, 08/01/24 (c)	322,067
		74,838,856
Georgia: 1.8%
	Atlanta Airport Passenger Facility, Series A (RB)
275,000	5.00%, 01/01/24 (c)	311,182
405,000	5.00%, 01/01/24 (c)	463,567
420,000	Augusta, Water and Sewer Revenue (RB) 3.00%, 10/01/27 (c)	418,421
1,000,000	City of Atlanta, Airport Passenger Facility Charge, Subordinate Lien, Series A (RB) 5.00%, 01/01/24 (c)	1,124,620
130,000	City of Atlanta, Department of Aviation, Series A (RB) 5.00%, 01/01/24 (c)	148,340
	City of Atlanta, Public Improvement (GO)
630,000	4.50%, 12/01/24 (c)	712,480
25,000	4.88%, 12/01/24 (c)	29,112
330,000	5.00%, 12/01/24 (c)	379,470
	City of Atlanta, Water and Wastewater (RB)
580,000	5.00%, 05/01/25 (c)	660,057
1,000,000	5.00%, 05/01/25 (c)	1,134,330
1,320,000	5.00%, 05/01/25 (c)	1,505,473
125,000	5.00%, 05/01/25 (c)	146,019
30,000	5.00%, 05/01/25 (c)	34,346
1,040,000	City of Austin, Water and Wastewater System (RB) 5.00%, 05/01/25 (c)	1,204,330
250,000	Clarke County Hospital Authority, Series A (RB) 5.00%, 07/01/26 (c)	288,913
750,000	Cobb County Kennestone Hospital Authority, Series A (RB) 5.00%, 04/01/27 (c)	846,232
1,000,000	County Forsyth, School District (GO) 5.00%, 02/01/28 (c)	1,230,110
25,000	County of Forsyth, Series B (GO) 5.00%, 03/01/25 (c)	29,427
100,000	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB) 5.00%, 02/15/27 (c)	115,102
	Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB)
700,000	2.90%, 12/01/25 (c)	677,369
285,000	3.00%, 06/01/24 (c)	283,740
190,000	Glynn-Brunswick Memorial Hospital Authority (RB) 5.00%, 08/01/25 (c)	208,155
15,000	Henry County School District (GO) (SAW) 5.00%, 08/01/25	17,820
	Metropolitan Atlanta Rapid Transit Authority, Series B (RB)
300,000	5.00%, 07/01/26 (c)	349,104
30,000	5.00%, 07/01/26 (c)	35,043
	Metropolitan Atlanta Rapid Transit Authority, Series C (RB)
485,000	5.00%, 07/01/26 (c)	575,171
235,000	5.00%, 07/01/26 (c)	280,282
420,000	5.00%, 07/01/26	506,352
	Municipal Electric Authority of Georgia, Series A (RB)
110,000	5.00%, 01/01/25 (c)	123,666
200,000	5.00%, 07/01/26 (c)	226,834
1,090,000	5.00%, 07/01/26 (c)	1,242,872
	Richmond County Hospital Authority, University Health Services, Inc. Project (RB)
345,000	3.00%, 07/01/26 (c)	336,161
585,000	5.00%, 07/01/26 (c)	686,357
	State of Georgia, Series A (GO)
985,000	2.50%, 02/01/26 (c)	896,813
1,000,000	3.00%, 02/01/24 (c)	1,018,610
3,240,000	5.00%, 02/01/25	3,826,375
125,000	5.00%, 02/01/26	150,530
1,190,000	5.00%, 02/01/26 (c)	1,424,430
680,000	5.00%, 02/01/26 (c)	806,154
150,000	5.00%, 02/01/27 (c)	180,383
350,000	5.00%, 02/01/27 (c)	423,171
1,000,000	5.00%, 02/01/27	1,223,030
	State of Georgia, Series C (GO)
1,200,000	5.00%, 07/01/25	1,429,020
130,000	5.00%, 07/01/27	160,043
	State of Georgia, Series C-1 (GO)
1,380,000	4.00%, 07/01/25	1,558,503
1,010,000	5.00%, 02/01/26	1,216,282
		30,643,801
Guam: 0.0%
135,000	Territory of Guam, Series D (RB) 5.00%, 11/15/25 (c)	146,274
Hawaii: 1.3%
35,000	City and County of Honolulu, Board of Water Supply, Series A (RB) 5.00%, 07/01/24 (c)	39,951
675,000	City and County of Honolulu, Series A (GO) 5.00%, 10/01/25 (c)	791,903
	City and County of Honolulu, Series B (GO)
10,000	5.00%, 10/01/25 (c)	11,678
760,000	5.00%, 10/01/25 (c)	894,201
1,000,000	5.00%, 10/01/25 (c)	1,182,710
1,000,000	5.00%, 09/01/27 (c)	1,180,290
1,000,000	City and County of Honolulu, Series C (GO) 5.00%, 10/01/29	1,248,540
	City and County of Honolulu, Wastewater System, Series A (RB)
970,000	4.00%, 07/01/26 (c)	1,032,769
1,015,000	5.00%, 07/01/26 (c)	1,177,684
100,000	City and County of Honolulu, Wastewater System, Series B (RB) 4.00%, 07/01/26 (c)	105,727
175,000	State of Hawaii, Department of Budget and Finance, Series A (RB) 5.00%, 07/01/25	204,477
250,000	State of Hawaii, Series A (RB) 5.00%, 07/01/24 (c)	283,593
285,000	State of Hawaii, Series B (RB) 5.00%, 07/01/26 (c)	335,947
	State of Hawaii, Series EO (GO)
1,300,000	5.00%, 08/01/24 (c)	1,509,950
3,295,000	5.00%, 08/01/24 (c)	3,777,124
25,000	State of Hawaii, Series EQ (GO) 5.00%, 08/01/24 (c)	28,340
25,000	State of Hawaii, Series ET (GO) 5.00%, 10/01/25	29,808
	State of Hawaii, Series EY (GO)
120,000	5.00%, 10/01/25 (c)	141,842
1,205,000	5.00%, 10/01/25 (c)	1,431,757
500,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/25 (c)	594,090
200,000	State of Hawaii, Series FB (GO) 4.00%, 04/01/26 (c)	222,318
10,000	State of Hawaii, Series FE (GO) 5.00%, 10/01/25	11,923
15,000	State of Hawaii, Series FH (GO) 5.00%, 10/01/26 (c)	17,945
	State of Hawaii, Series FK (GO)
690,000	5.00%, 05/01/27 (c)	805,423
130,000	5.00%, 05/01/27 (c)	152,585
	State of Hawaii, Series FN (GO)
500,000	5.00%, 10/01/27 (c)	600,640
105,000	5.00%, 10/01/27 (c)	127,875
	State of Hawaii, Series FT (GO)
295,000	4.00%, 01/01/28 (c)	320,066
250,000	5.00%, 01/01/26	299,233
1,000,000	5.00%, 10/01/27 (c)	1,191,800
150,000	5.00%, 01/01/28 (c)	178,328
1,150,000	5.00%, 01/01/28 (c)	1,378,298
160,000	State of Hawaii, Series HI (GO) 5.00%, 10/01/26	193,795
	University of Hawaii, Series E (RB)
275,000	5.00%, 10/01/26 (c)	321,632
240,000	5.00%, 10/01/26 (c)	279,439
		22,103,681
Idaho: 0.0%
500,000	Ada and Boise Counties Independent School District (GO) 5.00%, 02/01/27 (c)	587,600
	Idaho Health Facilities Authority, Trinity Health Group, Series D (RB)
115,000	5.00%, 06/01/22 (c)	123,924
185,000	5.00%, 06/01/22 (c)	200,155
		911,679
Illinois: 4.7%
235,000	Chicago Board of Education (ST) 5.75%, 04/01/27 (c)	266,347
1,495,000	Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/24 (c)	1,673,204
175,000	Chicago O’Hare International Airport, Series A (RB) 5.00%, 01/01/27 (c)	202,407
	Chicago O’Hare International Airport, Series B (RB)
575,000	5.00%, 01/01/25 (c)	645,426
510,000	5.00%, 01/01/25 (c)	566,880
135,000	5.00%, 01/01/25 (c)	149,438
580,000	5.00%, 01/01/25 (c)	639,723
315,000	5.00%, 01/01/25 (c)	359,113
130,000	5.00%, 01/01/25 (c)	148,975
460,000	5.00%, 01/01/27 (c)	521,562
100,000	5.00%, 01/01/27 (c)	112,859
	Chicago O’Hare International Airport, Series C (RB)
135,000	5.00%, 01/01/26 (c)	151,999
545,000	5.00%, 01/01/26	640,386
25,000	Chicago O’Hare International Airport, Series E (RB) 5.00%, 01/01/25	29,008
500,000	Chicago Transit Authority (RB) 5.00%, 06/01/26	575,795
100,000	City of Chicago, Board of Education, Dedicated Capital Improvement Tax (ST) 5.75%, 04/01/27 (c)	113,714
	City of Chicago, Motor Fuel Tax (RB) (AGM)
765,000	5.00%, 01/01/24 (c)	821,128
150,000	5.00%, 01/01/24 (c)	161,517
750,000	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.50%, 01/01/25 (c)	802,132
	City of Chicago, Series A (GO)
1,400,000	5.00%, 01/01/24 (c)	1,440,404
910,000	5.00%, 01/01/24 (c)	950,986
1,010,000	5.25%, 01/01/24 (c)	1,067,105
1,160,000	5.25%, 01/01/24 (c)	1,222,408
800,000	5.63%, 01/01/27 (c)	888,504
340,000	5.63%, 01/01/27 (c)	378,835
100,000	City of Chicago, Series E (GO) 5.50%, 01/01/25 (c)	106,306
	City of Chicago, Wastewater Transmission Revenue, Second Lien (RB)
225,000	5.00%, 01/01/24 (c)	249,509
125,000	5.00%, 01/01/24 (c)	137,166
390,000	5.00%, 01/01/24 (c)	435,337
1,165,000	5.00%, 01/01/24 (c)	1,296,447
100,000	City of Chicago, Wastewater Transmission Revenue, Second Lien, Series B (RB) 5.00%, 01/01/26	114,610
	City of Chicago, Water Revenue, Second Lien (RB)
250,000	3.15%, 11/01/24	257,523
500,000	4.00%, 11/01/24 (c)	510,350
120,000	5.00%, 11/01/24 (c)	133,034
75,000	5.00%, 11/01/24 (c)	84,497
655,000	5.00%, 11/01/24 (c)	734,602
1,010,000	5.00%, 11/01/27 (c)	1,158,399
180,000	5.25%, 11/01/27 (c)	205,196
	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB)
305,000	5.00%, 11/01/26 (c)	341,850
420,000	5.00%, 11/01/26 (c)	472,492
	City of Springfield, Electric Revenue, Senior Lien (RB)
390,000	5.00%, 03/01/25 (c)	437,619
15,000	5.00%, 03/01/25 (c)	16,734
370,000	5.00%, 03/01/25 (c)	420,712
195,000	5.00%, 03/01/25	224,504
575,000	5.00%, 03/01/25 (c)	657,282
325,000	County of Cook, Series A (GO) 5.00%, 11/15/26 (c)	360,038
	Illinois Finance Authority of Clean Water Initiative (RB)
155,000	5.00%, 01/01/27 (c)	179,036
115,000	5.00%, 01/01/27 (c)	135,369
	Illinois Finance Authority, Advocate Health Care Network (RB)
205,000	5.00%, 08/01/24 (c)	226,929
235,000	5.00%, 08/01/24 (c)	268,079
	Illinois Finance Authority, Clean Water Initiative (RB)
230,000	4.00%, 07/01/25	258,106
165,000	4.00%, 01/01/26 (c)	176,562
100,000	4.00%, 01/01/26 (c)	111,876
135,000	5.00%, 01/01/26	161,012
685,000	5.00%, 01/01/26 (c)	795,915
400,000	5.00%, 01/01/27 (c)	478,588
	Illinois Finance Authority, Mercy Health Corp. (RB)
20,000	4.00%, 06/01/26 (c)	20,614
1,000,000	4.00%, 06/01/26 (c)	1,026,810
150,000	4.00%, 06/01/26 (c)	155,492
325,000	5.00%, 12/01/25	377,448
250,000	5.00%, 06/01/26 (c)	276,758
130,000	5.00%, 06/01/26 (c)	149,188
	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB)
1,325,000	3.00%, 01/15/28 (c)	1,226,831
280,000	5.00%, 07/15/27	338,215
260,000	Illinois Finance Authority, Northwestern University (RB) 5.00%, 12/01/28	322,444
100,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.00%, 11/15/25 (c)	110,760
1,010,000	Illinois Finance Authority, Presence Health Network, Series C (RB) 4.00%, 02/15/27 (c)	1,063,883
	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A (RB)
100,000	5.00%, 05/15/25 (c)	110,703
125,000	5.00%, 05/15/25 (c)	140,426
195,000	5.00%, 05/15/25 (c)	222,922
190,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24 (c)	217,972
500,000	Illinois Housing Development Authority, Series B (RB) 3.45%, 04/01/27 (c)	502,320
220,000	Illinois Housing Development Authority, Series C (RB) 3.10%, 02/01/26 (c)	210,335
170,000	Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 08/01/25 (c)	194,444
	Illinois State Toll Highway Authority, Series A (RB)
290,000	4.00%, 01/01/26 (c)	305,573
220,000	5.00%, 01/01/26 (c)	249,920
700,000	5.00%, 01/01/26 (c)	792,246
510,000	5.00%, 01/01/28 (c)	591,488
345,000	Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/24 (c)	393,845
	Illinois State Toll Highway Authority, Series C (RB)
500,000	5.00%, 01/01/25 (c)	568,545
100,000	5.00%, 01/01/25 (c)	115,312
	Kane, Cook, and Dupage Counties, School District No. U-46, Series A (GO)
215,000	5.00%, 01/01/24 (c)	235,823
120,000	5.00%, 01/01/24 (c)	131,968
	Kane, Cook, and Dupage Counties, School District No. U-46, Series D (GO)
190,000	5.00%, 01/01/24 (c)	209,500
350,000	5.00%, 01/01/24 (c)	384,401
410,000	5.00%, 01/01/24 (c)	456,859
1,190,000	5.00%, 01/01/24 (c)	1,315,581
165,000	Kendall, Kane, and Will Counties Community Unit School District No. 308 (GO) 5.00%, 02/01/26 (c)	186,674
	Metropolitan Water Reclamation District of Greater Chicago, Series A (GO)
405,000	5.00%, 12/01/26 (c)	468,192
340,000	5.00%, 12/01/26	402,448
	Northern Illinois Municipal Power Agency, Series A (RB)
1,130,000	4.00%, 12/01/26 (c)	1,176,816
30,000	5.00%, 12/01/25	34,917
	Railsplitter Tobacco Settlement Authority (RB)
1,760,000	5.00%, 06/01/26 (c)	2,027,344
175,000	5.00%, 06/01/26	202,717
	Regional Transportation Authority of Illinois, Series A (RB)
500,000	5.00%, 07/01/25	577,710
500,000	5.00%, 07/01/27 (c)	586,855
	Sales Tax Securitization Corp., Series A (RB)
100,000	5.00%, 01/01/26	112,792
250,000	5.00%, 01/01/28 (c)	279,293
850,000	5.00%, 01/01/28 (c)	945,455
250,000	5.00%, 01/01/28 (c)	280,310
1,520,000	5.00%, 01/01/28 (c)	1,735,642
1,160,000	5.00%, 01/01/28 (c)	1,318,769
	State of Illinois (RB)
495,000	3.00%, 06/15/26 (c)	418,552
300,000	3.00%, 06/15/26 (c)	250,002
1,340,000	3.00%, 06/15/26 (c)	1,167,381
320,000	3.00%, 06/15/26 (c)	266,669
1,475,000	3.00%, 06/15/26 (c)	1,266,966
720,000	3.50%, 06/01/26 (c)	672,919
1,120,000	3.50%, 06/01/26 (c)	1,006,992
435,000	4.00%, 01/01/26 (c)	418,600
515,000	4.00%, 06/01/26 (c)	479,645
1,195,000	4.00%, 06/01/26 (c)	1,135,549
280,000	4.00%, 06/15/26 (c)	285,180
750,000	4.13%, 11/01/26 (c)	725,737
595,000	4.50%, 02/01/24 (c)	605,103
435,000	5.00%, 02/01/24 (c)	462,392
615,000	5.00%, 04/01/24 (c)	647,478
960,000	5.00%, 04/01/24 (c)	1,000,656
275,000	5.00%, 05/01/24 (c)	291,206
1,850,000	5.00%, 05/01/24 (c)	1,944,627
550,000	5.00%, 05/01/24 (c)	570,999
280,000	5.00%, 05/01/24 (c)	298,144
130,000	5.00%, 01/01/26 (c)	136,016
1,025,000	5.00%, 01/01/26 (c)	1,067,455
575,000	5.00%, 01/01/26 (c)	609,741
1,080,000	5.00%, 01/01/26	1,166,227
185,000	5.00%, 01/01/26 (c)	197,676
1,050,000	5.00%, 06/01/26 (c)	1,125,684
400,000	5.00%, 06/15/26 (c)	434,576
1,340,000	5.00%, 02/01/27	1,452,815
500,000	5.25%, 02/01/24 (c)	521,135
2,000,000	5.25%, 02/01/24 (c)	2,107,480
150,000	6.00%, 05/01/25	169,686
1,000,000	6.00%, 05/01/26	1,144,190
	State of Illinois, Series A (RB)
185,000	5.00%, 06/15/26	202,618
100,000	5.00%, 06/15/26 (c)	108,644
1,000,000	5.00%, 05/01/28 (c)	1,045,090
260,000	5.00%, 10/01/28	281,515
1,200,000	5.25%, 12/01/27 (c)	1,305,888
	State of Illinois, Series D (GO)
3,160,000	5.00%, 11/01/25	3,412,737
500,000	5.00%, 06/15/26 (c)	539,200
2,200,000	5.00%, 11/01/27 (c)	2,379,366
	University of Illinois, Series A (RB)
30,000	4.00%, 04/01/25 (c)	30,954
15,000	5.00%, 04/01/23 (c)	16,603
		81,800,187
Indiana: 0.7%
585,000	Ball State University, Series R (RB) 5.00%, 07/01/27	709,529
15,000	Carmel Local Public Improvement Bond Bank (RB) 5.00%, 07/15/26 (c)	17,514
	Indiana Finance Authority Highway, Series C (RB)
1,060,000	5.00%, 12/01/26 (c)	1,275,933
150,000	5.00%, 12/01/26 (c)	181,773
1,000,000	5.00%, 02/01/28 (c)	1,223,640
385,000	5.00%, 06/01/28	474,328
	Indiana Finance Authority, Series B (RB)
35,000	5.00%, 02/01/25	41,248
130,000	5.00%, 02/01/26 (c)	155,423
610,000	Indiana Finance Authority, Series C (RB) 5.00%, 02/01/28 (c)	741,986
	Indiana Finance Authority, Series E (RB)
100,000	5.00%, 08/01/26 (c)	119,394
1,000,000	5.00%, 08/01/26 (c)	1,185,590
160,000	5.00%, 08/01/26 (c)	193,365
2,465,000	5.00%, 06/01/29	3,065,819
300,000	Indiana Housing and Community Development Authority, Single Family Mortgage, Series A-1 (RB) 2.85%, 07/01/25 (c)	295,353
	Indiana Municipal Power Agency, Series A (RB)
1,050,000	5.00%, 07/01/26 (c)	1,202,796
250,000	5.00%, 01/01/28 (c)	292,878
	Indiana Municipal Power Agency, Series C (RB)
20,000	5.00%, 01/01/25	23,352
205,000	5.00%, 07/01/26 (c)	243,985
15,000	Indiana University, Series W-2 (RB) 5.00%, 08/01/24 (c)	17,452
160,000	Indianapolis Local Public Improvement Bond Bank, Series C (RB) 4.00%, 01/01/28 (c)	171,136
10,000	IPS Multi-School Building Corp. (RB) 5.00%, 01/15/25 (c)	11,583
220,000	Purdue University, Series CC (RB) 5.00%, 07/01/25	261,237
185,000	Trustees of the Indiana State University, Series A (RB) 5.00%, 06/01/26 (c)	222,144
140,000	Zionsville Community Schools Building Corp., Series B (RB) 3.00%, 07/15/24 (c)	143,100
		12,270,558
Iowa: 0.2%
	Iowa Finance Authority (RB)
1,000,000	5.00%, 08/01/27 (c)	1,196,120
1,000,000	5.00%, 08/01/27 (c)	1,220,130
125,000	State of Iowa, IJob Program, Series A (RB) 5.00%, 06/01/26 (c)	147,846
130,000	State of Iowa, Prison Infrastructure Fund, Series A (RB) 5.00%, 06/15/26	155,714
		2,719,810
Kansas: 0.9%
	Butler County Unified School District No. 385 (GO)
300,000	4.00%, 09/01/27 (c)	324,651
500,000	4.00%, 09/01/27 (c)	545,850
500,000	5.00%, 09/01/27 (c)	582,500
250,000	5.00%, 09/01/27 (c)	292,705
540,000	City of Wichita, Series 811 (GO) 3.00%, 06/01/23 (c)	553,300
210,000	Johnson and Miami Counties Unified School District No. 230 Spring Hills (GO) 4.00%, 09/01/26 (c)	221,943
300,000	Johnson County Unified School District No. 512, Series A (GO) 4.00%, 10/01/25 (c)	319,656
	Johnson County, Series A (GO)
750,000	4.00%, 09/01/27 (c)	804,750
750,000	5.00%, 09/01/27 (c)	905,835
	Kansas Development Finance Authority, National Bio and Agro-Defense Facility, Series G (RB)
225,000	5.00%, 04/01/23 (c)	250,088
275,000	5.00%, 04/01/23 (c)	306,705
10,000	5.00%, 04/01/23 (c)	11,073
	Kansas Development Finance Authority, State of Kansas Projects, Series A (RB)
380,000	5.00%, 05/01/23 (c)	423,016
155,000	5.00%, 05/01/23 (c)	173,146
935,000	5.00%, 05/01/23 (c)	1,036,831
	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB)
110,000	5.00%, 09/01/24 (c)	127,012
740,000	5.00%, 09/01/24 (c)	860,798
1,150,000	5.00%, 09/01/27 (c)	1,356,057
150,000	5.00%, 09/01/27 (c)	175,998
400,000	5.00%, 09/01/27	488,832
875,000	5.00%, 09/01/27 (c)	1,035,466
	State of Kansas, Department of Transportation, Highway Revenue, Series B (RB)
765,000	5.00%, 09/01/25 (c)	892,900
1,220,000	5.00%, 09/01/25 (c)	1,416,688
1,000,000	5.00%, 09/01/25 (c)	1,151,350
445,000	5.00%, 09/01/25	529,879
555,000	5.00%, 09/01/25 (c)	656,720
295,000	5.00%, 09/01/25 (c)	346,882
		15,790,631
Kentucky: 0.9%
125,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series A (RB) 5.00%, 08/01/25 (c)	140,983
670,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/25	767,632
	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB)
1,020,000	5.00%, 11/01/26 (c)	1,175,173
585,000	5.00%, 11/01/26 (c)	678,852
450,000	5.00%, 11/01/26	524,245
	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
2,525,000	5.00%, 09/01/24 (c)	2,896,857
400,000	5.00%, 09/01/24 (c)	461,404
20,000	5.00%, 09/01/25 (c)	23,424
80,000	5.00%, 09/01/25	93,460
290,000	Kentucky Bond Development Corp., Saint Elizabeth Medical Center, Inc. (RB) 3.00%, 05/01/26 (c)	279,975
	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB)
2,500,000	5.00%, 09/01/25 (c)	2,847,475
200,000	5.00%, 09/01/25 (c)	231,320
125,000	Kentucky Public Energy Authority, Series B (RB) 4.00%, 10/01/24 (c) (p)	133,393
100,000	Kentucky State Property and Building Commission No. 119 (RB) 5.00%, 05/01/28	117,801
165,000	Kentucky Turnpike Authority, Series A (RB) 5.00%, 07/01/26 (c)	189,965
	Kentucky Turnpike Authority, Series B (RB)
310,000	5.00%, 07/01/25	359,801
170,000	5.00%, 07/01/25	197,311
800,000	5.00%, 07/01/26	939,200
380,000	5.00%, 07/01/27	450,999
	Louisville and Jefferson County Metro Government, Norton Healthcare, Inc., Series A (RB)
975,000	4.00%, 10/01/26 (c)	984,584
55,000	5.00%, 10/01/26 (c)	62,919
290,000	5.00%, 10/01/26 (c)	326,873
105,000	Louisville and Jefferson County Metro Government, Water System (RB) 3.00%, 11/15/25 (c)	104,415
20,000	Paducah Electric Plant Board, Series A (RB) (AGM) 5.00%, 10/01/26	23,174
490,000	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series A (RB) 5.00%, 07/01/25	568,718
125,000	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series B (RB) 5.00%, 07/01/26	146,750
500,000	University of Kentucky, Series A (RB) 4.00%, 04/01/26 (c)	540,405
1,025,000	University of Kentucky, Series B (RB) 5.00%, 04/01/25 (c)	1,194,432
		16,461,540
Louisiana: 1.2%
250,000	East Baton Rouge Sewerage Commission, Series B (RB) 5.00%, 02/01/25 (c)	282,795
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	958,750
	Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB)
200,000	3.25%, 10/01/27 (c)	199,338
1,770,000	5.00%, 10/01/27 (c)	2,038,102
295,000	Louisiana Public Facilities Authority (RB) 5.00%, 07/01/25 (c)	330,801
505,000	Louisiana Public Facilities Authority, Entergy Louisiana, LLC Project, Series B (RB) 3.50%, 06/01/21 (c)	503,576
	Louisiana Public Facilities Authority, Hurricane Recovery Program (RB)
900,000	5.00%, 06/01/24 (c)	1,024,011
535,000	5.00%, 06/01/24 (c)	609,868
365,000	5.00%, 06/01/24 (c)	417,064
1,210,000	Louisiana State Citizens Property Insurance Corp., Series A (RB) 5.00%, 06/01/26	1,434,939
	State of Louisiana, Gasoline and Fuels Tax Revenue, Series B (RB)
1,670,000	5.00%, 05/01/24 (c)	1,910,931
100,000	5.00%, 05/01/25	117,326
	State of Louisiana, Series A (GO)
150,000	3.50%, 04/01/27 (c)	154,061
1,265,000	4.00%, 02/01/24 (c)	1,346,833
975,000	5.00%, 02/01/24 (c)	1,108,331
200,000	5.00%, 02/01/24 (c)	228,572
250,000	5.00%, 06/15/24 (c)	286,180
25,000	5.00%, 06/15/24 (c)	28,851
1,000,000	5.00%, 05/01/25 (c)	1,149,840
1,950,000	5.00%, 09/01/26 (c)	2,262,604
565,000	5.00%, 04/01/27 (c)	665,446
	State of Louisiana, Series B (GO)
200,000	5.00%, 08/01/26 (c)	234,862
875,000	5.00%, 10/01/26	1,048,145
150,000	5.00%, 10/01/27	181,626
	State of Louisiana, Series C (GO)
100,000	5.00%, 08/01/24 (c)	114,856
710,000	5.00%, 08/01/24 (c)	817,466
	State of Louisiana, Series D (GO)
375,000	5.00%, 09/01/25	442,717
100,000	5.00%, 09/01/26 (c)	117,530
	State of Louisiana, Series D-1 (GO)
125,000	5.00%, 12/01/24 (c)	143,370
500,000	5.00%, 12/01/24 (c)	579,395
		20,738,186
Maine: 0.0%
480,000	Maine Turnpike Authority (RB) 5.00%, 07/01/25 (c)	562,416
Maryland: 2.7%
	City of Baltimore, Consolidated Public Improvement, Series B (GO)
1,250,000	5.00%, 10/15/25	1,488,800
250,000	5.00%, 10/15/26	302,740
250,000	5.00%, 10/15/27 (c)	303,078
250,000	5.00%, 10/15/27	306,168
125,000	City of Baltimore, Convention Center Hotel (RB) 5.00%, 09/01/27 (c)	141,664
610,000	County of Anne Arundel, Consolidated General Improvement (GO) 5.00%, 04/01/25	722,118
525,000	County of Harford, Series B (GO) 3.00%, 07/01/24 (c)	546,808
	County of Montgomery, Series A (GO)
1,645,000	5.00%, 11/01/24 (c)	1,904,614
1,190,000	5.00%, 11/01/24 (c)	1,381,304
20,000	5.00%, 12/01/24 (c)	23,307
	County of Montgomery, Series B (GO)
275,000	4.00%, 12/01/23 (c)	302,522
1,800,000	5.00%, 11/01/24 (c)	2,107,458
350,000	5.00%, 11/01/24 (c)	408,331
1,190,000	County of Montgomery, Series C (GO) 4.00%, 10/01/27 (c)	1,323,435
15,000	Maryland Economic Development Corp., College Park Projects (RB) (AGM) 5.00%, 06/01/26 (c)	17,474
255,000	Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue (RB) 4.00%, 07/01/25 (c)	263,736
550,000	Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue (RB) 5.00%, 02/15/25 (c)	628,177
1,250,000	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB) 4.00%, 07/01/25 (c)	1,308,237
	Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program (RB)
750,000	5.00%, 05/01/26 (c)	870,232
250,000	5.00%, 05/01/26 (c)	285,638
240,000	5.00%, 05/01/26	286,346
250,000	5.00%, 05/01/26 (c)	291,878
1,000,000	Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program, Series A (RB) 5.00%, 05/01/28 (c)	1,167,370
	Maryland State Department of Transportation (RB)
500,000	3.00%, 09/01/27 (c)	500,685
1,500,000	4.00%, 05/01/25 (c)	1,655,145
	Maryland State Transportation Authority (RB)
300,000	3.00%, 07/01/27 (c)	292,491
510,000	3.00%, 07/01/27 (c)	503,518
	Maryland Water Quality Financing Administration (RB)
810,000	2.80%, 03/01/24 (c)	828,776
655,000	3.00%, 03/01/24 (c)	659,546
	Prince George’s County, Series A (GO)
445,000	4.00%, 09/01/24 (c)	491,841
140,000	4.00%, 09/01/24 (c)	153,971
1,000,000	4.00%, 07/15/28 (c)	1,118,550
1,000,000	5.00%, 07/15/28	1,243,440
1,150,000	5.00%, 07/15/28 (c)	1,421,089
	State of Maryland, Department of Transportation (RB)
1,000,000	3.00%, 11/01/24 (c)	1,005,420
855,000	3.13%, 05/01/25 (c)	861,601
750,000	4.00%, 05/01/28 (c)	839,805
295,000	5.00%, 11/01/24 (c)	344,165
200,000	State of Maryland, Department of Transportation, Second Issue (RB) 3.13%, 06/01/23 (c)	202,088
435,000	State of Maryland, Department of Transportation, Third Issue (RB) 3.00%, 12/15/23 (c)	437,179
	State of Maryland, State and Local Facilities Loan, First Series (GO)
350,000	3.00%, 06/01/24 (c)	351,190
420,000	5.00%, 06/01/24 (c)	484,483
350,000	State of Maryland, State and Local Facilities Loan, First Series (GO) 4.00%, 06/01/24 (c)	383,516
	State of Maryland, State and Local Facilities Loan, First Series A (GO)
405,000	3.00%, 03/01/23 (c)	408,718
250,000	3.13%, 03/15/28 (c)	248,723
1,745,000	4.00%, 03/15/27 (c)	1,929,359
1,000,000	5.00%, 03/15/25	1,180,650
1,250,000	5.00%, 03/15/26	1,503,912
1,000,000	5.00%, 03/15/28	1,238,450
100,000	State of Maryland, State and Local Facilities Loan, First Series B (GO) 4.00%, 08/01/26	113,776
	State of Maryland, State and Local Facilities Loan, Second Series (GO)
530,000	4.00%, 08/01/28 (c)	582,226
1,000,000	5.00%, 08/01/28 (c)	1,226,180
	State of Maryland, State and Local Facilities Loan, Second Series A (GO)
350,000	2.75%, 08/01/23 (c)	357,889
1,000,000	3.00%, 08/01/27 (c)	1,004,480
1,315,000	4.00%, 08/01/23 (c)	1,410,456
	State of Maryland, State and Local Facilities Loan, Second Series B (GO)
100,000	3.00%, 08/01/22 (c)	101,093
1,255,000	4.00%, 08/01/22 (c)	1,339,248
20,000	University System of Maryland, Auxiliary Facility and Tuition, Series A (RB) 5.00%, 04/01/24 (c)	23,075
	Washington Suburban Sanitary District (GO)
500,000	3.00%, 06/01/24 (c)	508,110
1,215,000	3.00%, 06/01/24 (c)	1,242,860
560,000	3.00%, 06/01/24 (c)	572,841
	Washington Suburban Sanitary District, Second Series (GO)
1,170,000	4.00%, 06/01/24 (c)	1,256,603
550,000	5.00%, 06/01/27 (c)	667,018
		47,075,601
Massachusetts: 3.0%
	City of Boston, Series A (GO)
300,000	4.00%, 03/01/24 (c)	323,289
20,000	5.00%, 04/01/25	23,725
	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB)
1,100,000	5.00%, 06/01/24 (c)	1,232,198
720,000	5.00%, 06/15/24 (c)	834,494
1,000,000	5.00%, 06/15/24 (c)	1,152,940
15,000	5.00%, 06/01/25 (c)	17,525
20,000	5.00%, 06/01/25 (c)	23,289
	Commonwealth of Massachusetts, Series A (GO)
290,000	3.00%, 03/01/24 (c)	282,179
210,000	4.00%, 05/01/23 (c)	227,617
850,000	5.00%, 03/01/24 (c)	958,451
1,260,000	5.00%, 07/01/25 (c)	1,467,320
105,000	5.00%, 07/01/25	124,620
160,000	5.00%, 07/01/25 (c)	184,776
1,000,000	5.00%, 03/01/26	1,201,370
275,000	5.00%, 07/01/26 (c)	328,196
1,000,000	5.00%, 07/01/26	1,207,890
	Commonwealth of Massachusetts, Series B (GO)
600,000	5.00%, 07/01/26 (c)	699,528
1,860,000	5.00%, 07/01/26 (c)	2,144,115
155,000	5.00%, 07/01/26 (c)	183,818
1,155,000	5.00%, 07/01/28	1,431,796
	Commonwealth of Massachusetts, Series C (GO)
740,000	3.00%, 07/01/22 (c)	748,621
1,000,000	3.00%, 02/01/24 (c)	994,010
1,070,000	4.00%, 07/01/22 (c)	1,116,406
435,000	4.00%, 07/01/22 (c)	459,247
2,345,000	5.00%, 08/01/25	2,788,580
	Commonwealth of Massachusetts, Series E (GO)
1,150,000	3.00%, 11/01/27 (c)	1,105,828
100,000	5.00%, 11/01/27 (c)	118,913
420,000	Commonwealth of Massachusetts, Series F (GO) 3.00%, 11/01/22 (c)	425,195
	Commonwealth of Massachusetts, Series I (GO)
500,000	5.00%, 12/01/26 (c)	582,525
10,000	5.00%, 12/01/26 (c)	12,074
	Commonwealth of Massachusetts, Transportation Fund Revenue, Series A (RB)
145,000	3.00%, 06/01/25 (c)	145,996
20,000	5.00%, 06/01/26 (c)	23,963
	Massachusetts Bay Transportation Authority, Series A (RB)
1,160,000	0.00%, 07/01/26 (c) ^	742,562
810,000	0.00%, 07/01/26 (c) ^	590,968
1,230,000	0.00%, 07/01/26 (c) ^	860,483
890,000	0.00%, 07/01/26 (c) ^	674,122
1,310,000	2.00%, 07/01/26 (c)	1,243,203
1,315,000	4.00%, 07/01/25 (c)	1,395,846
160,000	5.00%, 07/01/25	190,536
1,070,000	Massachusetts Bay Transportation Authority, Series B (RB) 5.00%, 07/01/25	1,273,493
	Massachusetts Clean Water Trust, Series 19 (RB)
500,000	5.00%, 02/01/26 (c)	585,305
1,100,000	5.00%, 02/01/26 (c)	1,293,622
940,000	5.00%, 02/01/26 (c)	1,116,739
1,000,000	Massachusetts Clean Water Trust, Series 21 (RB) 5.00%, 08/01/28 (c)	1,193,090
1,000,000	Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) 5.00%, 01/01/29	1,242,100
2,905,000	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB) 5.00%, 07/01/26 (c)	3,147,655
130,000	Massachusetts Development Finance Agency, Caregroup Issue, Series J-2 (RB) (SBG) 5.00%, 07/01/28 (c)	145,734
	Massachusetts Development Finance Agency, Harvard University, Series A (RB)
480,000	5.00%, 07/15/26 (c)	564,998
700,000	5.00%, 07/15/26 (c)	847,861
	Massachusetts Development Finance Agency, Lahey Health System, Series F (RB)
1,000,000	5.00%, 08/15/25 (c)	1,102,830
125,000	5.00%, 08/15/25 (c)	140,673
	Massachusetts Development Finance Agency, Partners Healthcare System, Series Q (RB)
105,000	5.00%, 07/01/26	125,550
300,000	5.00%, 07/01/26 (c)	346,479
	Massachusetts Development Finance Agency, Series I (RB)
760,000	3.00%, 07/01/26 (c)	746,776
200,000	3.25%, 07/01/26 (c)	193,066
200,000	5.00%, 07/01/26 (c)	228,818
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	114,769
500,000	Massachusetts Housing Finance Agency, Series 178 (RB) 3.70%, 06/01/25 (c)	506,905
	Massachusetts School Building Authority, Dedicated Sales Tax, Series B (RB)
10,000	5.00%, 11/15/24	11,731
10,000	5.00%, 01/15/25	11,760
1,000,000	5.00%, 01/15/25 (c)	1,160,720
	Massachusetts School Building Authority, Dedicated Sales Tax, Series C (RB)
15,000	5.00%, 08/15/25	17,853
125,000	5.00%, 11/15/26 (c)	145,335
	Massachusetts State College Building Authority, Series A (RB)
1,000,000	4.00%, 05/01/25 (c)	1,102,570
500,000	5.00%, 05/01/25 (c)	572,790
835,000	Massachusetts Water Pollution Abatement Trust (RB) 5.00%, 08/01/24 (c)	969,852
	Massachusetts Water Resources Authority, Series C (RB)
685,000	5.00%, 08/01/26 (c)	799,299
2,115,000	5.00%, 08/01/27 (c)	2,522,624
730,000	University of Massachusetts Building Authority, Series 1 (RB) 5.00%, 11/01/25 (c)	867,992
1,020,000	University of Massachusetts Building Authority, Series 3 (RB) 5.00%, 11/01/27 (c)	1,221,185
		52,588,388
Michigan: 1.8%
285,000	Board of Governors of Wayne State University, Series A (RB) 5.00%, 05/15/26 (c)	330,623
	Great Lakes Water Authority, Sewage Disposal System Revenue, Second Lien, Series C (RB)
250,000	5.00%, 07/01/26 (c)	286,925
250,000	5.00%, 07/01/26 (c)	288,113
	Great Lakes Water Authority, Sewage Disposal System Revenue, Senior Lien, Series B (RB)
1,220,000	5.00%, 07/01/26 (c)	1,387,921
1,500,000	5.00%, 07/01/26 (c)	1,720,455
500,000	5.00%, 07/01/26 (c)	578,190
	Great Lakes Water Authority, Sewage Disposal System Revenue, Senior Lien, Series C (RB)
1,025,000	5.00%, 07/01/26 (c)	1,174,896
30,000	5.00%, 07/01/26 (c)	35,109
130,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series D (RB) 5.00%, 07/01/26 (c)	149,201
365,000	Great Lakes Water Authority, Water Supply System, Senior Lien, Series C (RB) 5.00%, 07/01/26	434,507
140,000	Michigan Finance Authority Hospital, Henry Ford Health System (RB) 3.00%, 11/15/26 (c)	128,773
	Michigan Finance Authority Local Government Loan Program, Series C (RB)
500,000	5.00%, 07/01/25 (c)	567,660
250,000	5.00%, 07/01/25 (c)	285,338
	Michigan Finance Authority Local Government Loan Program, Series H-1 (RB)
725,000	5.00%, 10/01/24 (c)	810,318
110,000	5.00%, 11/15/26 (c)	128,568
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
1,975,000	5.00%, 08/01/24 (c)	2,200,071
1,790,000	5.00%, 08/01/24 (c)	2,045,934
	Michigan Finance Authority, Clean Water, Series B (RB)
110,000	5.00%, 10/01/25	131,075
100,000	5.00%, 10/01/26	121,025
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series C-3 (RB) (AGM)
750,000	5.00%, 07/01/24 (c)	834,255
405,000	5.00%, 07/01/24 (c)	452,134
560,000	5.00%, 07/01/24 (c)	637,347
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series D-2 (RB) (AGM)
935,000	5.00%, 07/01/24 (c)	1,052,698
110,000	5.00%, 07/01/24 (c)	124,414
1,450,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series D-4 (RB) 5.00%, 07/01/24 (c)	1,616,837
	Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB)
105,000	5.00%, 06/01/22 (c)	113,602
75,000	5.00%, 06/01/27 (c)	87,296
1,205,000	5.50%, 06/01/25 (c)	1,435,420
265,000	5.50%, 06/01/25 (c)	312,933
	Michigan State Building Authority, Series I (RB)
15,000	5.00%, 10/15/25 (c)	17,299
200,000	5.00%, 10/15/25 (c)	231,718
360,000	5.00%, 10/15/25 (c)	420,732
125,000	5.00%, 10/15/26 (c)	144,138
120,000	5.00%, 10/15/26 (c)	137,519
515,000	5.00%, 10/15/26 (c)	599,517
570,000	5.00%, 10/15/26 (c)	659,929
100,000	Michigan State Hospital Finance Authority, Series B (RB) 5.00%, 12/01/26	119,469
960,000	Michigan State Housing Development Authority, Single-Family Mortgage, Series A (RB) 3.35%, 12/01/25 (c)	965,846
	Michigan State Housing Development Authority, Single-Family Mortgage, Series B (RB)
330,000	3.10%, 06/01/26 (c)	325,542
170,000	3.35%, 06/01/26 (c)	167,312
1,010,000	Regents of the University of Michigan (RB) 5.00%, 04/01/26 (c)	1,178,125
	Royal Oak Hospital Finance Authority, William Beaumont Hospital, Series D (RB)
420,000	5.00%, 03/01/24 (c)	465,100
330,000	5.00%, 03/01/24 (c)	375,665
3,000,000	State of Michigan, Environmental Program (GO) 3.00%, 05/01/26 (c)	3,035,070
	State of Michigan, Environmental Program, Series A (GO)
280,000	5.00%, 12/01/24 (c)	326,130
500,000	5.00%, 12/01/25 (c)	591,735
10,000	5.00%, 12/01/25 (c)	11,870
15,000	State of Michigan, Environmental Program, Series B (GO) 5.00%, 11/01/24	17,560
	State of Michigan, Grant Anticipation Refunding Bonds (RB)
300,000	5.00%, 03/15/26	357,717
1,100,000	5.00%, 03/15/27	1,329,548
		30,949,179
Minnesota: 1.1%
	City of Maple Grove, Minnesota Health Care Facilities (RB)
180,000	3.38%, 05/01/27 (c)	178,484
345,000	3.50%, 05/01/27 (c)	343,372
1,000,000	City of Minneapolis, Fairview Health Services, Series A (RB) 5.00%, 11/15/25 (c)	1,117,940
520,000	City of St. Cloud, Minnesota Health Care, Series A (RB) 3.00%, 05/01/26 (c)	496,345
335,000	City of St. Paul, Housing and Redevelopment Authority, Series A (RB) 4.00%, 07/01/25 (c)	346,869
1,000,000	County of Hennepin, First Lien, Sales Tax, Series A (RB) 5.00%, 12/15/23 (c)	1,141,350
135,000	Duluth Independent School District No. 709, Series A (CP) (SD CRED PROG) 5.00%, 02/01/25	152,238
	Minneapolis St Paul Metropolitan Airports Commission, Series B (RB)
135,000	4.00%, 01/01/26	152,246
120,000	5.00%, 01/01/26	143,033
515,000	5.00%, 01/01/27 (c)	611,326
145,000	5.00%, 01/01/27 (c)	170,977
	Minnesota Public Facilities Authority, Series B (RB)
505,000	3.00%, 03/01/25	535,967
750,000	5.00%, 10/01/26	911,385
1,000,000	Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,197,790
500,000	Roseville Independent School District No. 623 (GO) (SD CRED PROG) 5.00%, 02/01/27 (c)	584,370
	Sartell-St. Stephen Independent School District No. 748 (GO) (SD CRED PROG)
750,000	5.00%, 02/01/25 (c)	870,480
600,000	5.00%, 02/01/25 (c)	698,586
30,000	State of Minnesota, Series A (RB) 5.00%, 06/01/23 (c)	33,824
	State of Minnesota, State Trunk Highway, Series B (GO)
555,000	2.25%, 08/01/26 (c)	497,263
440,000	3.00%, 08/01/24 (c)	454,885
500,000	3.00%, 08/01/26 (c)	522,555
570,000	3.25%, 08/01/25 (c)	566,563
1,000,000	4.00%, 08/01/24 (c)	1,104,710
225,000	4.00%, 08/01/24 (c)	249,559
185,000	4.00%, 08/01/26	210,624
585,000	4.00%, 08/01/26 (c)	662,647
	State of Minnesota, Various Purpose, Series A (GO)
1,025,000	5.00%, 08/01/27	1,260,453
400,000	5.00%, 10/01/27 (c)	490,676
	State of Minnesota, Various Purpose, Series D (GO)
1,225,000	2.25%, 08/01/26 (c)	1,149,858
1,000,000	3.00%, 10/01/27 (c)	1,019,260
1,000,000	3.00%, 10/01/27 (c)	1,034,740
		18,910,375
Mississippi: 0.6%
1,000,000	Mississippi Development Bank, Desoto County Highway Construction Project (RB) 5.00%, 01/01/23 (c)	1,094,080
300,000	Mississippi Development Bank, Jackson Public School District, Series A (RB) 5.00%, 04/01/26 (c)	346,743
	State of Mississippi, Series A (GO)
125,000	5.00%, 10/01/26	150,985
835,000	5.00%, 10/01/27 (c)	979,973
300,000	5.00%, 10/01/27 (c)	350,139
500,000	5.00%, 10/01/27 (c)	590,280
1,000,000	5.00%, 10/01/27 (c)	1,192,810
650,000	5.00%, 10/01/27 (c)	771,478
	State of Mississippi, Series B (GO)
155,000	5.00%, 12/01/26 (c)	180,056
750,000	5.00%, 12/01/26 (c)	883,395
	State of Mississippi, Series C (GO)
850,000	5.00%, 10/01/25	1,011,100
845,000	5.00%, 10/01/25 (c)	1,001,562
1,205,000	State of Mississippi, Series E (RB) 5.00%, 10/15/25	1,406,355
		9,958,956
Missouri: 0.8%
	City of Kansas City, Downtown Arena Project, Series E (RB)
450,000	3.00%, 04/01/25 (c)	438,664
750,000	5.00%, 04/01/25 (c)	857,302
570,000	City of Kansas City, Sanitary Sewer System Revenue, Series A (RB) 5.00%, 01/01/25 (c)	661,730
100,000	City of Springfield, Missouri Public Utility (RB) 4.00%, 08/01/25 (c)	107,782
10,000	County of Jackson, Harry S. Truman Sports Complex Project (RB) 5.00%, 12/01/24 (c)	11,446
	Curators of the University of Missouri, Series A (RB)
185,000	5.00%, 11/01/24 (c)	214,088
300,000	5.00%, 11/01/24 (c)	350,175
	Health and Educational Facilities Authority of the State of Missouri, Series A (RB)
630,000	4.00%, 06/01/24 (c)	648,245
110,000	5.00%, 02/01/24 (c)	115,542
960,000	5.00%, 06/01/24 (c)	1,077,917
615,000	5.00%, 06/01/24 (c)	702,724
1,000,000	5.00%, 06/01/24 (c)	1,117,010
	Metropolitan St. Louis Sewer District, Wastewater System, Series B (RB)
490,000	5.00%, 05/01/25 (c)	567,116
1,165,000	5.00%, 05/01/25 (c)	1,351,283
	Missouri Highway and Transportation Commission, First Lien, Series A (RB)
535,000	5.00%, 05/01/24 (c)	618,513
515,000	5.00%, 05/01/26	621,363
	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project, Series A (RB)
310,000	5.00%, 01/01/24 (c)	345,582
290,000	5.00%, 01/01/24 (c)	324,568
215,000	5.00%, 01/01/24 (c)	241,901
100,000	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Series A (RB) 5.00%, 01/01/25 (c)	114,300
370,000	Missouri Joint Municipal Electric Utility Commission, Power Project, Series A (RB) 5.00%, 06/01/25 (c)	423,328
15,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 06/01/26 (c)	15,987
575,000	Missouri State Board of Public Buildings, Series A (RB) 4.00%, 04/01/24 (c)	633,161
125,000	Missouri State Health and Educational Facilities, Series A (RB) 5.00%, 06/01/24 (c)	142,156
	Platte County Park Hill School District (GO) (SAW)
225,000	3.00%, 03/01/26 (c)	219,492
105,000	3.00%, 03/01/26 (c)	103,698
1,000,000	Springfield School District No. R-12 (GO) (SAW) 4.00%, 03/01/28 (c)	1,114,920
115,000	St Louis Land Clearance for Redevelopment Authority, Series A (RB) 4.25%, 06/01/26	123,531
		13,263,524
Nebraska: 0.5%
	Central Plains Energy Project, Gas Project Crossover, Series A (RB)
1,000,000	5.00%, 09/01/27	1,143,700
300,000	5.00%, 09/01/32	348,288
100,000	City of Lincoln, Electric System, Series A (RB) 5.00%, 09/01/25 (c)	115,791
115,000	Douglas County Hospital Authority No. 2 (RB) 4.00%, 05/15/26 (c)	121,849
245,000	Douglas County School District No. 0001 (GO) 3.00%, 12/15/24 (c)	241,854
260,000	Metropolitan Utilities District of Omaha, Water System (RB) 3.25%, 12/01/25 (c)	263,141
10,000	Nebraska Public Power District, Series A-1 (RB) 5.00%, 01/01/25	11,658
100,000	Omaha Public Power District, Electric System, Series A (RB) 5.00%, 12/01/27 (c)	117,011
	Omaha Public Power District, Electric System, Series AA (RB)
130,000	2.25%, 08/01/19 (c)	129,697
110,000	4.00%, 02/01/24 (c)	115,352
1,080,000	5.00%, 02/01/24 (c)	1,228,241
1,795,000	Omaha Public Power District, Electric System, Series B (RB) 5.00%, 08/01/24 (c)	2,043,679
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
1,295,000	3.00%, 07/01/26 (c)	1,252,317
560,000	3.13%, 07/01/26 (c)	536,183
1,400,000	5.00%, 01/01/25 (c)	1,577,982
		9,246,743
Nevada: 1.4%
	City of Las Vegas, Series C (GO)
125,000	5.00%, 03/01/26 (c)	144,796
500,000	5.00%, 03/01/26 (c)	589,820
100,000	Clark County Limited Tax Bond Bank (GO) 5.00%, 06/01/25	117,642
	Clark County Limited Tax Bond Bank, Series A (GO)
100,000	5.00%, 11/01/25	118,505
100,000	5.00%, 05/01/26 (c)	117,767
500,000	5.00%, 05/01/26 (c)	598,035
	Clark County Limited Tax Bond Bank, Series B (GO)
10,000	5.00%, 11/01/24	11,677
300,000	5.00%, 11/01/26 (c)	354,333
	Clark County Limited Tax Flood Control (GO)
890,000	4.00%, 05/01/25 (c)	936,654
10,000	5.00%, 11/01/24	11,677
420,000	5.00%, 05/01/25 (c)	489,019
1,115,000	5.00%, 05/01/25 (c)	1,283,476
1,000,000	Clark County Limited Tax, Series A (GO) 5.00%, 06/01/28 (c)	1,210,470
	Clark County Limited Tax, Series C (GO)
500,000	3.00%, 07/01/27 (c)	479,785
1,200,000	3.00%, 07/01/27 (c)	1,164,552
1,160,000	Clark County School District, Limited Tax, Series C (GO) 5.00%, 12/15/25 (c)	1,342,630
	Clark County School District, Series B (GO)
250,000	4.00%, 11/01/26 (c)	266,793
1,240,000	4.00%, 11/01/26 (c)	1,333,037
850,000	5.00%, 11/01/26	1,023,944
	Clark County School District, Series C (GO)
1,145,000	5.00%, 06/15/25	1,330,696
200,000	5.00%, 12/15/25 (c)	232,858
855,000	5.00%, 12/15/27 (c)	983,609
	Clark County School District, Series D (GO)
200,000	4.00%, 12/15/25 (c)	210,036
25,000	5.00%, 06/15/25	29,055
1,000,000	5.00%, 12/15/25 (c)	1,153,350
	Clark County Water Reclamation District (GO)
630,000	3.00%, 07/01/26 (c)	650,015
220,000	5.00%, 07/01/26	264,539
	Las Vegas Valley Water District, Series A (GO)
500,000	4.00%, 02/01/27 (c)	534,475
150,000	5.00%, 06/01/26 (c)	179,216
	State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) (AGM)
325,000	3.38%, 06/01/28 (c)	324,792
1,000,000	4.00%, 06/01/27 (c)	1,068,590
1,000,000	4.00%, 06/01/28 (c)	1,075,720
1,000,000	4.00%, 06/01/28 (c)	1,083,330
20,000	5.00%, 12/01/25	23,866
220,000	5.00%, 06/01/26 (c)	263,927
1,020,000	5.00%, 06/01/26 (c)	1,215,248
270,000	5.00%, 06/01/26 (c)	319,677
795,000	5.00%, 06/01/27 (c)	944,826
	Truckee Meadows Water Authority (RB)
355,000	5.00%, 07/01/26 (c)	409,010
30,000	5.00%, 07/01/26 (c)	34,977
		23,926,424
New Hampshire: 0.1%
1,000,000	State of New Hampshire, Series A (GO) 5.00%, 03/01/25	1,178,600
New Jersey: 3.5%
800,000	Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	884,024
600,000	County of Union, Technical School Bonds, Series A (GO) 3.00%, 09/01/25 (c)	615,246
1,800,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	1,875,474
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
130,000	4.00%, 11/01/25	138,531
1,000,000	5.00%, 11/01/25	1,127,710
	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB)
165,000	4.13%, 06/15/25	176,862
380,000	5.50%, 12/15/26 (c)	424,635
	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB)
1,500,000	4.75%, 12/15/26 (c)	1,598,115
275,000	5.50%, 12/15/26 (c)	313,121
	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
1,175,000	5.00%, 06/15/27 (c)	1,267,308
615,000	5.00%, 06/15/27 (c)	660,584
340,000	5.00%, 06/15/27 (c)	367,972
245,000	5.00%, 06/15/27	277,127
250,000	5.00%, 06/15/27 (c)	275,643
	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
240,000	3.50%, 06/15/24 (c)	243,398
1,580,000	5.00%, 06/15/24 (c)	1,729,689
610,000	5.00%, 06/15/24 (c)	651,602
1,035,000	5.00%, 06/15/24 (c)	1,125,055
	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
240,000	5.00%, 06/15/24 (c)	257,458
1,220,000	5.00%, 06/15/24 (c)	1,318,027
555,000	5.00%, 06/15/24 (c)	603,291
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
150,000	5.00%, 06/15/25 (c)	159,822
180,000	5.00%, 06/15/25 (c)	192,415
440,000	5.25%, 06/15/25 (c)	491,546
100,000	5.25%, 06/15/25 (c)	108,772
250,000	5.25%, 06/15/25 (c)	272,670
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
1,090,000	4.25%, 06/15/25 (c)	1,160,556
565,000	4.38%, 06/15/25 (c)	602,262
100,000	5.00%, 06/15/25	112,305
	New Jersey Economic Development Motor Vehicle, Series A (RB)
335,000	3.38%, 07/01/27 (c)	328,608
440,000	4.00%, 07/01/27 (c)	433,514
450,000	4.00%, 07/01/27 (c)	449,986
365,000	5.00%, 07/01/27 (c)	393,806
200,000	New Jersey Educational Facilities Authority Princeton University, Series A (RB) 5.00%, 07/01/25 (c)	236,296
235,000	New Jersey Educational Facilities Authority, College of New Jersey, Series G (RB) 5.00%, 07/01/25 (c)	271,070
230,000	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/24 (c)	248,481
1,100,000	New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	1,206,227
530,000	New Jersey Educational Facilities Authority, Princeton University, Series A (RB) 5.00%, 07/01/24 (c)	617,620
1,000,000	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB) 5.00%, 07/01/26 (c)	1,131,950
1,590,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB) 4.00%, 07/01/26 (c)	1,682,951
20,000	New Jersey Health Care Facilities Financing Authority, Hospital Corp. (RB) 5.00%, 07/01/25	23,526
200,000	New Jersey Health Care Facilities Financing Authority, Hospital Corp., Series A (RB) (AGM) 5.00%, 07/01/25 (c)	226,344
	New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB)
1,265,000	3.00%, 07/01/26 (c)	1,218,790
310,000	3.38%, 07/01/27 (c)	303,958
115,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB) 3.00%, 07/01/26 (c)	101,962
	New Jersey State Turnpike Authority, Series A (RB)
865,000	5.00%, 07/01/24 (c)	988,790
765,000	5.00%, 07/01/24 (c)	877,004
	New Jersey State Turnpike Authority, Series B (RB)
2,900,000	5.00%, 01/01/28 (c)	3,372,555
1,080,000	5.00%, 01/01/28 (c)	1,261,516
115,000	5.00%, 01/01/28 (c)	135,119
	New Jersey Transportation Trust Fund Authority, Series A (RB)
1,330,000	4.00%, 12/15/28 (c)	1,346,199
500,000	5.00%, 12/15/27	568,135
1,000,000	5.00%, 12/15/28 (c)	1,090,170
500,000	5.00%, 12/15/28	569,245
	New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
780,000	4.10%, 06/15/26 (c)	801,442
750,000	5.00%, 06/15/26 (c)	852,667
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
265,000	4.25%, 06/15/25 (c)	283,736
320,000	4.63%, 06/15/25 (c)	341,872
655,000	4.75%, 06/15/25 (c)	686,833
360,000	5.00%, 06/15/24 (c)	398,423
500,000	5.00%, 06/15/25 (c)	557,215
435,000	5.25%, 06/15/25 (c)	487,022
300,000	5.25%, 06/15/25 (c)	336,981
170,000	New Jersey Transportation Trust Fund Authority, Series C (RB) 5.25%, 12/15/24 (c)	184,328
1,010,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/24 (c)	1,081,902
	New Jersey Turnpike Authority, Series A (RB)
135,000	4.00%, 01/01/27 (c)	141,912
800,000	5.00%, 07/01/24 (c)	898,848
585,000	5.00%, 07/01/24 (c)	667,116
1,565,000	5.00%, 07/01/24 (c)	1,765,117
330,000	5.00%, 07/01/24 (c)	375,243
1,800,000	5.00%, 07/01/24 (c)	2,037,960
105,000	5.00%, 01/01/26 (c)	120,553
375,000	5.00%, 01/01/26 (c)	424,721
30,000	5.00%, 01/01/26 (c)	34,260
2,010,000	5.00%, 01/01/27 (c)	2,362,192
270,000	5.00%, 01/01/27 (c)	309,806
	New Jersey Turnpike Authority, Series E (RB)
340,000	5.00%, 01/01/25 (c)	387,814
150,000	5.00%, 01/01/27	179,249
200,000	5.00%, 01/01/28 (c)	234,990
115,000	5.00%, 01/01/28 (c)	137,932
2,130,000	New Jersey Turnpike Authority, Series G (RB) (AGM) 4.00%, 01/01/28 (c)	2,266,235
	State of New Jersey, Various Purposes (GO)
700,000	5.00%, 06/01/25 (c)	796,061
130,000	5.00%, 06/01/25 (c)	149,721
625,000	5.00%, 06/01/27	738,394
225,000	The State University of New Jersey, Rutgers, Series M (RB) 5.00%, 05/01/26 (c)	258,856
	Tobacco Settlement Financing Corp., Series A (RB)
1,250,000	5.00%, 06/01/28 (c)	1,396,975
500,000	5.00%, 06/01/28 (c)	566,440
		60,377,858
New Mexico: 0.5%
	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB)
500,000	2.85%, 07/01/25 (c)	511,145
1,285,000	5.00%, 07/01/25 (c)	1,515,760
275,000	Albuquerque Municipal School District No. 12 (GO) (SAW) 5.00%, 08/01/26	330,649
3,180,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B-1 (RB) 5.00%, 06/15/24 (c)	3,664,600
500,000	Regents of the University of New Mexico, Series A (RB) 2.50%, 06/01/26 (c)	492,775
	State of New Mexico, Series A (GO)
250,000	5.00%, 03/01/25	294,650
100,000	5.00%, 07/01/25	118,347
250,000	5.00%, 03/01/27	303,863
750,000	State of New Mexico, Series B (GO) 5.00%, 03/01/25	883,950
		8,115,739
New York: 14.6%
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM)
955,000	4.00%, 01/15/27 (c)	1,041,647
500,000	5.00%, 01/15/27 (c)	562,410
1,740,000	5.00%, 01/15/27 (c)	1,980,207
5,000	City of Monroe, Industrial Development Agency, Rochester Schools Modernization Project (RB) (SAW) 5.00%, 05/01/23 (c)	5,646
500,000	City of New York Housing Development Corp., Series G-1 (RB) 3.10%, 11/01/25 (c)	489,170
	City of New York, Series A (GO)
310,000	4.00%, 08/01/26 (c)	330,017
15,000	5.00%, 08/01/24 (c)	17,397
750,000	5.00%, 08/01/25 (c)	886,342
1,000,000	5.00%, 08/01/25 (c)	1,176,460
2,160,000	5.00%, 08/01/26 (c)	2,530,051
500,000	5.00%, 08/01/27 (c)	605,315
100,000	5.00%, 08/01/27	122,013
	City of New York, Series B-1 (GO)
395,000	5.00%, 12/01/26 (c)	464,469
910,000	5.25%, 10/01/27 (c)	1,096,641
	City of New York, Series C (GO)
160,000	5.00%, 02/01/25 (c)	187,963
735,000	5.00%, 08/01/26	885,998
225,000	5.00%, 02/01/27 (c)	269,845
	City of New York, Series C and D (GO)
1,000,000	5.00%, 02/01/26 (c)	1,190,530
400,000	5.00%, 02/01/26 (c)	467,416
20,000	5.00%, 02/01/26 (c)	23,653
500,000	5.00%, 08/01/26	602,720
1,250,000	5.00%, 02/01/28 (c)	1,471,612
820,000	5.00%, 02/01/28 (c)	1,000,400
	City of New York, Series E (GO)
15,000	5.00%, 08/01/23 (c)	16,787
540,000	5.00%, 08/01/26 (c)	632,513
550,000	5.00%, 08/01/26	662,992
	City of New York, Series E-1 (GO)
1,000,000	5.00%, 03/01/28 (c)	1,186,660
1,000,000	5.25%, 03/01/28 (c)	1,196,000
1,500,000	5.25%, 03/01/28 (c)	1,824,870
1,225,000	City of New York, Series I-1 (GO) 5.00%, 03/01/24 (c)	1,385,058
	City of New York, Series J (GO)
405,000	5.00%, 08/01/24 (c)	459,991
20,000	5.00%, 08/01/24 (c)	22,760
185,000	City of New York, Series J-7 (GO) 5.00%, 08/01/26	223,006
	County of Nassau, Series B (GO)
135,000	5.00%, 04/01/24 (c)	148,963
300,000	5.00%, 04/01/24 (c)	335,307
500,000	County of Nassau, Series C (GO) 5.00%, 10/01/27 (c)	577,800
	County of Suffolk, Series C (GO)
500,000	5.00%, 05/01/24 (c)	564,440
1,320,000	5.00%, 05/01/24 (c)	1,495,692
	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
325,000	3.00%, 07/01/26 (c)	329,098
275,000	4.00%, 07/01/26 (c)	284,625
500,000	5.00%, 07/01/26 (c)	566,330
1,000,000	5.00%, 07/01/26	1,179,940
100,000	5.00%, 07/01/26 (c)	114,409
275,000	5.00%, 07/01/26 (c)	320,012
300,000	5.00%, 07/01/26 (c)	345,390
770,000	Erie County, New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW) 5.00%, 11/01/25 (c)	913,389
	Hudson Yards Infrastructure Corp., Series A (RB)
450,000	5.00%, 02/15/27 (c)	522,157
280,000	5.00%, 02/15/27 (c)	329,529
	Long Island Power Authority (RB)
750,000	5.00%, 09/01/27 (c)	871,890
500,000	5.00%, 09/01/27 (c)	583,745
250,000	5.00%, 09/01/27 (c)	293,538
30,000	Long Island Power Authority, Series B (RB) 5.00%, 09/01/26 (c)	35,739
	Metropolitan Transportation Authority, Series A (RB)
340,000	4.00%, 11/15/26 (c)	355,249
150,000	4.00%, 11/15/26	171,746
205,000	5.25%, 11/15/26 (c)	241,929
100,000	5.25%, 11/15/26 (c)	119,097
105,000	5.25%, 11/15/26 (c)	124,482
125,000	5.25%, 11/15/26 (c)	149,750
290,000	5.25%, 11/15/26 (c)	352,692
	Metropolitan Transportation Authority, Series A-1 (RB)
240,000	5.00%, 05/15/25 (c)	277,078
1,430,000	5.00%, 05/15/26 (c)	1,622,750
	Metropolitan Transportation Authority, Series A-2 (RB)
485,000	5.00%, 11/15/25	562,144
1,020,000	5.00%, 05/15/27 (c)	1,170,970
125,000	5.00%, 05/15/27 (c)	147,011
	Metropolitan Transportation Authority, Series B (RB)
215,000	4.00%, 11/15/26 (c)	223,447
1,205,000	5.00%, 11/15/25	1,396,667
30,000	5.00%, 11/15/25	34,772
250,000	5.00%, 11/15/26	293,740
825,000	5.00%, 11/15/27	976,668
335,000	5.00%, 11/15/28	399,558
430,000	Metropolitan Transportation Authority, Series B-1 (RB) 5.00%, 11/15/26 (c)	495,386
	Metropolitan Transportation Authority, Series B-2 (RB)
2,030,000	4.00%, 11/15/27 (c)	2,203,565
15,000	5.00%, 11/15/26 (c)	17,882
1,050,000	5.00%, 11/15/27 (c)	1,238,527
150,000	5.00%, 11/15/27 (c)	178,482
	Metropolitan Transportation Authority, Series C (RB)
140,000	5.00%, 11/15/24 (c)	154,909
1,000,000	5.00%, 11/15/24 (c)	1,110,980
	Metropolitan Transportation Authority, Series C-1 (RB)
1,000,000	4.00%, 05/15/28 (c)	1,057,990
395,000	4.00%, 05/15/28 (c)	412,431
1,590,000	5.00%, 11/15/25 (c)	1,828,961
10,000	5.00%, 11/15/26 (c)	11,363
900,000	5.00%, 11/15/26 (c)	1,042,299
2,000,000	5.00%, 05/15/28 (c)	2,280,100
1,415,000	5.00%, 05/15/28 (c)	1,632,783
2,540,000	5.00%, 05/15/28 (c)	2,908,859
1,170,000	Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/33 ^	686,486
	Metropolitan Transportation Authority, Series D (RB)
265,000	3.13%, 11/15/26 (c)	252,460
1,180,000	4.00%, 11/15/26 (c)	1,240,369
735,000	5.00%, 11/15/26 (c)	846,205
1,680,000	5.00%, 11/15/26 (c)	1,920,307
1,040,000	5.00%, 05/15/28 (c)	1,209,187
	Metropolitan Transportation Authority, Series D-1 (RB)
690,000	5.00%, 11/15/24 (c)	763,478
105,000	5.00%, 11/15/24 (c)	117,008
1,000,000	5.00%, 11/15/25 (c)	1,139,610
175,000	5.00%, 11/15/25 (c)	200,363
	Metropolitan Transportation Authority, Series F (RB)
600,000	5.00%, 11/15/25 (c)	668,820
25,000	5.00%, 11/15/25	28,977
	Nassau County Interim Finance Authority, Series A (RB)
10,000	5.00%, 11/15/24	11,785
20,000	5.00%, 11/15/25	24,039
1,300,000	Nassau County, New York General Improvement, Series A (GO) 5.00%, 04/01/24 (c)	1,461,694
	Nassau County, New York General Improvement, Series B (GO)
645,000	5.00%, 04/01/24 (c)	725,225
110,000	5.00%, 10/01/26 (c)	127,229
265,000	New York City Housing Development Corp., Multi-Family Housing, Series G-1 (RB) 3.38%, 11/01/23 (c)	268,882
310,000	New York City Housing Development Corp., Multi-Family Housing, Series H (RB) 2.95%, 05/01/25 (c) (p)	312,623
1,255,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 4.50%, 06/15/26 (c)	1,390,753
355,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 06/15/24 (c)	406,958
	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB)
955,000	5.00%, 12/15/19 (c)	981,893
460,000	5.00%, 06/15/25 (c)	540,863
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
500,000	5.00%, 07/15/21 (c)	536,390
690,000	5.00%, 01/15/26 (c)	791,368
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-2 (RB) (SAW)
100,000	3.50%, 07/15/25 (c)	102,422
135,000	5.00%, 07/15/25 (c)	158,757
1,010,000	5.00%, 07/15/28 (c)	1,204,405
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-4 (RB) (SAW)
500,000	5.00%, 07/15/28 (c)	588,930
100,000	5.00%, 07/15/28 (c)	119,248
1,500,000	5.25%, 07/15/28 (c)	1,790,820
100,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate Bonds (RB) 5.00%, 05/01/24 (c)	115,556
1,100,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate Bonds, Series A-1 (RB) 5.00%, 05/01/26 (c)	1,272,414
	New York City Transitional Finance Authority, Future Tax Secured Subordinate Bonds, Series B (RB)
300,000	5.00%, 08/01/24 (c)	342,396
30,000	5.00%, 08/01/24 (c)	34,474
10,000	5.00%, 08/01/24 (c)	11,547
	New York City Transitional Finance Authority, Future Tax Secured Subordinate Bonds, Series B-1 (RB)
300,000	5.00%, 08/01/26 (c)	349,836
350,000	5.00%, 08/01/27 (c)	407,260
1,000,000	5.00%, 08/01/27 (c)	1,174,320
	New York City Transitional Finance Authority, Future Tax Secured Subordinate Bonds, Series C (RB)
100,000	5.00%, 05/01/25 (c)	118,226
20,000	5.00%, 11/01/25 (c)	23,780
2,500,000	5.00%, 05/01/27 (c)	2,960,750
1,510,000	5.00%, 05/01/27 (c)	1,758,954
100,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate Bonds, Series E (RB) 3.50%, 05/01/27 (c)	100,567
	New York City Transitional Finance Authority, Future Tax Secured Subordinate Bonds, Series E-1 (RB)
100,000	3.00%, 02/01/26 (c)	97,758
15,000	4.00%, 02/01/26	16,959
500,000	5.00%, 02/01/26 (c)	570,430
1,155,000	5.00%, 02/01/27 (c)	1,368,502
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
255,000	3.50%, 08/01/24 (c)	262,688
200,000	5.00%, 08/01/24 (c)	226,386
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
2,645,000	4.00%, 05/01/26 (c)	2,864,270
135,000	5.00%, 08/01/25 (c)	156,599
3,055,000	5.00%, 08/01/25 (c)	3,482,547
225,000	5.00%, 08/01/25 (c)	255,483
880,000	5.00%, 08/01/25 (c)	1,027,717
1,500,000	5.00%, 05/01/26 (c)	1,725,495
125,000	5.00%, 05/01/26 (c)	142,644
260,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB) 5.00%, 08/01/24 (c)	298,043
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
115,000	4.00%, 08/01/27 (c)	122,058
100,000	5.00%, 08/01/24 (c)	113,193
185,000	5.00%, 11/01/25 (c)	215,270
450,000	5.00%, 11/01/25 (c)	514,579
785,000	5.00%, 11/01/25 (c)	901,832
1,015,000	5.00%, 08/01/26 (c)	1,172,376
1,750,000	5.00%, 08/01/26 (c)	2,069,497
540,000	5.00%, 08/01/26 (c)	626,908
460,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D-1 (RB) 5.00%, 02/01/24 (c)	519,179
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
155,000	5.00%, 02/01/25 (c)	174,508
2,115,000	5.00%, 02/01/26 (c)	2,481,868
1,000,000	5.00%, 02/01/26 (c)	1,158,070
1,500,000	5.00%, 02/01/26 (c)	1,749,645
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F (RB)
1,265,000	4.00%, 02/01/26 (c)	1,346,719
1,035,000	5.00%, 02/01/26 (c)	1,207,255
1,145,000	5.00%, 02/01/26 (c)	1,325,990
	New York City Trust for Cultural Resources, The Museum of Modern Art, Series 1-E (RB)
160,000	4.00%, 04/01/26	182,962
705,000	4.00%, 10/01/26 (c)	781,387
850,000	4.00%, 10/01/26 (c)	958,553
115,000	New York City Water and Sewer System, Series BB (RB) 5.00%, 06/15/27 (c)	139,572
140,000	New York City Water and Sewer System, Series DD (RB) 5.00%, 06/15/24 (c)	163,195
120,000	New York City Water and Sewer System, Series EE (RB) 5.00%, 06/15/27 (c)	140,732
195,000	New York City Water and Sewer System, Series FF (RB) 5.00%, 06/15/25 (c)	228,138
	New York City Water and Sewer System, Series HH (RB)
250,000	3.38%, 06/15/25 (c)	258,468
25,000	5.00%, 06/15/25 (c)	29,542
305,000	New York Convention Center Development Corp. (RB) 5.00%, 11/15/25 (c)	353,306
	New York State Dormitory Authority, Columbia University (RB)
10,000	5.00%, 10/01/25	12,034
110,000	5.00%, 04/01/26 (c)	132,474
20,000	5.00%, 04/01/26 (c)	23,956
20,000	New York State Dormitory Authority, Columbia University, Series A (RB) 5.00%, 10/01/25	24,068
25,000	New York State Dormitory Authority, Columbia University, Series B (RB) 5.00%, 10/01/27	30,980
	New York State Dormitory Authority, Cornell University, Series A (RB)
200,000	4.00%, 07/01/26 (c)	214,050
230,000	5.00%, 07/01/26 (c)	270,193
225,000	New York State Dormitory Authority, Department of Health, Series A (RB) 5.00%, 07/01/25	265,833
800,000	New York State Dormitory Authority, Fordham University (RB) 4.00%, 07/01/27 (c)	844,176
150,000	New York State Dormitory Authority, Hospitals Centers, Series A (RB) 5.00%, 07/01/26	178,338
770,000	New York State Dormitory Authority, Icahn School of Medicine Sinai, Series A (RB) 5.00%, 07/01/25 (c)	888,241
105,000	New York State Dormitory Authority, Long Island Jewish, Series A (RB) 5.00%, 05/01/25 (c)	121,393
	New York State Dormitory Authority, New York State University, Series A (RB)
30,000	5.00%, 07/01/25	35,366
20,000	5.00%, 07/01/25 (c)	23,148
15,000	5.00%, 07/01/25 (c)	17,566
150,000	5.00%, 07/01/25 (c)	173,420
	New York State Dormitory Authority, New York State University, Series B (RB)
200,000	5.00%, 07/01/25 (c)	229,306
20,000	5.00%, 07/01/25 (c)	23,084
	New York State Dormitory Authority, New York University, Series A (RB)
1,000,000	2.80%, 07/01/25 (c)	1,033,850
250,000	5.00%, 07/01/26 (c)	292,208
260,000	5.00%, 07/01/26	316,051
250,000	5.00%, 07/01/27 (c)	294,635
250,000	5.00%, 07/01/27 (c)	301,758
385,000	5.00%, 07/01/28 (c)	460,248
	New York State Dormitory Authority, Personal Income Tax, Series A (RB)
160,000	5.00%, 02/15/25 (c)	180,446
15,000	5.00%, 02/15/25 (c)	17,470
2,000,000	5.00%, 03/15/25 (c)	2,278,140
195,000	5.00%, 03/15/25 (c)	220,703
150,000	5.00%, 03/15/25 (c)	174,834
1,150,000	5.00%, 03/15/25 (c)	1,317,647
300,000	5.00%, 02/15/27 (c)	349,986
	New York State Dormitory Authority, Personal Income Tax, Series B (RB)
475,000	4.00%, 02/15/27 (c)	503,794
270,000	5.00%, 03/15/24 (c)	311,882
125,000	5.00%, 02/15/25	147,058
	New York State Dormitory Authority, Personal Income Tax, Series D (RB)
315,000	5.00%, 08/15/26 (c)	373,020
540,000	5.00%, 08/15/26 (c)	643,162
	New York State Dormitory Authority, Personal Income Tax, Series E (RB)
215,000	5.00%, 09/15/25 (c)	250,709
100,000	5.00%, 09/15/25 (c)	118,361
	New York State Dormitory Authority, School Districts Bond, Series A (RB) (AGM) (SAW)
10,000	5.00%, 10/01/24	11,634
1,325,000	5.00%, 10/01/26 (c)	1,553,695
200,000	5.00%, 10/01/26 (c)	231,598
100,000	5.00%, 10/01/27 (c)	118,767
550,000	5.00%, 10/01/27 (c)	662,711
35,000	New York State Dormitory Authority, School Districts Bond, Series D (RB) (SAW) 5.00%, 10/01/25 (c)	40,873
1,170,000	New York State Dormitory Authority, School Districts Bond, Series G (RB) (SAW) 5.00%, 10/01/25	1,394,160
525,000	New York State Dormitory Authority, Sloan-Kettering Cancer Center, Series 1 (RB) 4.00%, 07/01/27 (c)	562,537
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
795,000	5.00%, 02/15/24 (c)	912,286
250,000	5.00%, 02/15/24 (c)	288,180
1,600,000	5.00%, 02/15/24 (c)	1,813,856
1,500,000	5.00%, 02/15/25	1,764,690
1,760,000	5.00%, 03/15/25 (c)	2,031,709
1,040,000	5.00%, 08/15/26 (c)	1,238,682
715,000	5.00%, 02/15/27 (c)	840,904
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
1,025,000	5.00%, 02/15/25 (c)	1,176,269
2,000,000	5.00%, 08/15/27 (c)	2,371,820
385,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	437,260
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
510,000	5.00%, 02/15/25 (c)	587,744
320,000	5.00%, 02/15/25 (c)	372,701
180,000	5.00%, 09/15/25 (c)	206,915
350,000	5.00%, 09/15/25 (c)	404,180
175,000	5.25%, 09/15/25 (c)	204,281
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
10,000	5.00%, 02/15/24 (c)	11,362
715,000	5.00%, 03/15/24 (c)	799,198
775,000	5.00%, 03/15/24 (c)	887,468
570,000	5.00%, 03/15/24 (c)	638,867
250,000	5.00%, 03/15/24 (c)	282,385
1,325,000	5.00%, 03/15/24 (c)	1,489,830
10,000	5.00%, 03/15/25	11,807
20,000	5.00%, 03/15/25 (c)	23,336
2,380,000	5.00%, 09/15/26 (c)	2,830,082
25,000	5.00%, 09/15/26 (c)	28,951
1,010,000	5.00%, 09/15/26 (c)	1,216,656
140,000	5.00%, 09/15/26 (c)	163,913
1,405,000	5.00%, 03/15/27 (c)	1,626,821
515,000	5.00%, 03/15/27 (c)	605,702
305,000	5.00%, 03/15/27 (c)	361,660
1,000,000	5.00%, 03/15/27 (c)	1,166,560
	New York State Dormitory Authority, State Sales Tax, Series B (RB)
340,000	5.00%, 09/15/25 (c)	390,840
1,640,000	5.00%, 09/15/25 (c)	1,876,636
500,000	5.00%, 09/15/25 (c)	570,190
120,000	5.00%, 09/15/25 (c)	142,360
285,000	5.00%, 09/15/25 (c)	332,718
170,000	5.00%, 09/15/25 (c)	197,443
750,000	New York State Dormitory Authority, State Sales Tax, Series C (RB) 5.00%, 03/15/28 (c)	876,637
	New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB)
950,000	5.00%, 08/01/26	1,107,111
300,000	5.00%, 08/01/27	352,794
1,000,000	5.00%, 08/01/28 (c)	1,134,950
10,000	New York State Environmental Facilities Corp., Master Finance Program, Series B (RB) 5.00%, 05/15/24 (c)	11,464
	New York State Environmental Facilities Corp., Master Finance Program, Series D (RB)
690,000	5.00%, 03/15/25 (c)	813,772
110,000	5.00%, 03/15/25 (c)	129,732
100,000	5.00%, 03/15/25 (c)	118,192
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
1,435,000	5.00%, 06/15/24 (c)	1,647,380
370,000	5.00%, 06/15/24 (c)	423,143
125,000	5.00%, 06/15/24 (c)	142,478
15,000	5.00%, 06/15/24 (c)	17,427
1,375,000	5.00%, 06/15/24 (c)	1,593,652
20,000	5.00%, 06/15/24 (c)	23,048
335,000	5.00%, 06/15/25 (c)	385,897
15,000	5.00%, 06/15/25 (c)	17,471
2,030,000	5.00%, 06/15/26 (c)	2,373,801
765,000	5.00%, 06/15/26 (c)	905,301
500,000	5.00%, 06/15/26 (c)	595,435
150,000	5.00%, 06/15/27 (c)	175,304
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E (RB)
1,080,000	3.00%, 06/15/27 (c)	1,079,978
500,000	5.00%, 06/15/27 (c)	586,795
1,000,000	5.00%, 06/15/27 (c)	1,179,330
500,000	5.00%, 06/15/27	615,420
	New York State Thruway Authority, Series A (RB)
600,000	5.00%, 01/01/26 (c)	682,374
625,000	5.00%, 01/01/26 (c)	717,150
	New York State Thruway Authority, Series J (RB)
2,150,000	5.00%, 01/01/24 (c)	2,431,800
1,540,000	5.00%, 01/01/24 (c)	1,745,682
	New York State Thruway Authority, Series K (RB)
1,020,000	5.00%, 01/01/25 (c)	1,158,638
1,000,000	5.00%, 01/01/25 (c)	1,140,040
	New York State Thruway Authority, Series L (RB)
1,500,000	5.00%, 01/01/28 (c)	1,772,820
1,000,000	5.00%, 01/01/28 (c)	1,172,370
	New York State Urban Development Corp., State Personal Income, Series A (RB)
780,000	5.00%, 03/15/24 (c)	882,648
125,000	5.00%, 03/15/24 (c)	141,256
115,000	5.00%, 03/15/24 (c)	129,542
160,000	5.00%, 03/15/24 (c)	184,819
100,000	5.00%, 03/15/25	117,812
110,000	5.00%, 03/15/25	129,593
1,010,000	5.00%, 09/15/25 (c)	1,153,753
170,000	5.00%, 09/15/25 (c)	195,197
140,000	5.00%, 09/15/25 (c)	162,600
670,000	5.00%, 03/15/26 (c)	786,151
990,000	5.00%, 03/15/26	1,186,733
1,200,000	5.00%, 03/15/26 (c)	1,423,584
645,000	5.00%, 03/15/27	784,397
	New York State Urban Development Corp., State Personal Income, Series B (RB)
1,100,000	5.00%, 03/15/24 (c)	1,248,181
1,100,000	5.00%, 09/15/25 (c)	1,291,554
	New York State Urban Development Corp., State Personal Income, Series C (RB)
2,500,000	5.00%, 03/15/27	3,040,300
2,000,000	5.00%, 09/15/27 (c)	2,354,740
350,000	5.00%, 09/15/27 (c)	414,442
20,000	New York State Urban Development Corp., State Personal Income, Series E (RB) 5.00%, 03/15/23 (c)	22,425
10,000	Port Authority of New York and New Jersey, Series 178 (RB) 5.00%, 12/01/23 (c)	11,334
	Port Authority of New York and New Jersey, Series 183 (RB)
565,000	3.00%, 06/15/24 (c)	587,741
870,000	3.25%, 06/15/24 (c)	884,572
	Port Authority of New York and New Jersey, Series 184 (RB)
205,000	5.00%, 09/01/24 (c)	234,149
230,000	5.00%, 09/01/24 (c)	263,092
190,000	5.00%, 09/01/24 (c)	217,658
20,000	Port Authority of New York and New Jersey, Series 189 (RB) 5.00%, 05/01/25	23,762
	Port Authority of New York and New Jersey, Series 190 (RB)
1,200,000	5.00%, 05/01/20 (c)	1,244,196
100,000	5.00%, 05/01/20 (c)	103,871
	Port Authority of New York and New Jersey, Series 194 (RB)
110,000	5.00%, 10/15/25 (c)	126,346
100,000	5.00%, 10/15/25 (c)	115,458
	Port Authority of New York and New Jersey, Series 205 (RB)
2,500,000	5.00%, 11/15/27 (c)	2,953,150
1,000,000	5.00%, 11/15/27 (c)	1,192,480
840,000	5.00%, 11/15/27 (c)	1,019,365
500,000	Port Authority of New York and New Jersey, Series 211 (RB) 5.00%, 09/01/28 (c)	593,665
	Sales Tax Asset Receivable Corp., Series A (RB)
335,000	3.00%, 10/15/24 (c)	344,916
3,140,000	5.00%, 10/15/24 (c)	3,599,194
1,200,000	5.00%, 10/15/24 (c)	1,383,816
2,225,000	5.00%, 10/15/24 (c)	2,559,373
130,000	5.00%, 10/15/24 (c)	150,064
305,000	5.00%, 10/15/24 (c)	355,099
615,000	State of New York Mortgage Agency, Homeowner Mortgage, Series 195 (RB) 3.00%, 04/01/25 (c)	602,423
775,000	State of New York Mortgage Agency, Homeowner Mortgage, Series 197 (RB) 2.60%, 04/01/25 (c)	727,089
790,000	State of New York Mortgage Agency, Series 191 (RB) 3.45%, 04/01/24 (c)	806,092
830,000	State of New York Mortgage Agency, Series 208 (RB) 3.60%, 04/01/27 (c)	835,735
10,000	Suffolk County Water Authority (RB) 4.00%, 06/01/25 (c)	10,827
250,000	Town of Brookhaven, Series A (GO) 4.00%, 02/01/23 (c)	270,490
	Town of Oyster Bay (GO) (AGM)
140,000	4.00%, 08/01/22 (c)	145,788
520,000	4.00%, 08/01/22 (c)	543,618
175,000	Town of Oyster Bay, Public Improvement, Series A (GO) (AGM) 3.25%, 03/01/21 (c)	178,526
750,000	Town of Oyster Bay, Public Improvement, Series B (GO) (AGM) 3.00%, 02/01/25	775,822
20,000	Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	23,733
	Triborough Bridge and Tunnel Authority, Series B (RB)
1,550,000	5.00%, 05/15/27 (c)	1,834,347
1,070,000	5.00%, 05/15/27 (c)	1,261,038
1,255,000	5.00%, 05/15/27 (c)	1,472,943
1,000,000	5.00%, 05/15/27 (c)	1,227,000
1,035,000	5.00%, 05/15/27 (c)	1,249,773
1,350,000	5.00%, 05/15/27 (c)	1,615,477
1,000,000	5.00%, 11/15/31	1,269,510
	Triborough Bridge and Tunnel Authority, Series C (RB)
1,165,000	5.00%, 11/15/27	1,445,136
500,000	5.00%, 11/15/28	624,575
845,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/27 (c)	921,151
	Utility Debt Securitization Authority (RB)
1,210,000	3.00%, 12/15/25 (c)	1,203,176
125,000	5.00%, 12/15/25 (c)	148,584
1,685,000	5.00%, 12/15/25 (c)	1,962,991
	Utility Debt Securitization Authority, Series A (RB)
140,000	5.00%, 06/15/23 (c)	158,341
430,000	5.00%, 06/15/24 (c)	496,478
360,000	5.00%, 06/15/25 (c)	424,228
185,000	5.00%, 12/15/25 (c)	219,904
425,000	5.00%, 06/15/26 (c)	506,438
610,000	5.00%, 06/15/26 (c)	711,077
1,135,000	Utility Debt Securitization Authority, Series B (RB) 5.00%, 06/15/26 (c)	1,336,428
		254,467,753
North Carolina: 1.5%
450,000	Cape Fear Public Utility Authority, Water and Sewer System (RB) 4.00%, 08/01/26 (c)	493,528
100,000	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB) 4.00%, 01/15/26 (c)	106,940
1,000,000	County of Buncombe (RB) 5.00%, 06/01/25	1,182,940
590,000	County of Forsyth, Public Improvement, Series B (GO) 3.00%, 03/01/27 (c)	588,342
	County of Guilford (GO)
135,000	4.00%, 03/01/26	153,079
1,000,000	5.00%, 03/01/27	1,222,660
	County of Mecklenburg, Series A (GO)
900,000	4.00%, 04/01/27 (c)	999,063
1,000,000	4.00%, 04/01/27 (c)	1,123,000
	County of Mecklenburg, Series B (GO)
250,000	2.00%, 12/01/26 (c)	226,845
10,000	5.00%, 12/01/24	11,763
500,000	5.00%, 12/01/25	600,065
1,055,000	County of Wake, Public Improvement Bonds (GO) 3.00%, 09/01/24 (c)	1,110,957
500,000	County of Wake, Series A (RB) 5.00%, 12/01/26 (c)	595,445
15,000	North Carolina Medical Care Commission, Duke University Health System, Series A (RB) 5.00%, 06/01/26	17,995
10,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	10,803
365,000	North Carolina Medical Care Commission, Health Care Facilities, Series A (RB) 5.00%, 06/01/27	443,274
500,000	North Carolina Medical Care Commission, Mission Health Combined Group (RB) 5.00%, 10/01/27 (c)	502,410
135,000	North Carolina Medical Care Commission, Vidant Health (RB) 5.00%, 06/01/25 (c)	152,184
355,000	North Carolina Municipal Power Agency No. 1, Series A (RB) 3.00%, 03/04/19 (c)	352,550
500,000	North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/27 (c)	562,800
	North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB)
1,000,000	4.00%, 01/01/28 (c)	1,065,950
3,000,000	4.00%, 01/01/28 (c)	3,220,890
1,000,000	4.00%, 01/01/28 (c)	1,079,270
75,000	State of North Carolina (RB) 5.00%, 03/01/25 (c)	87,282
	State of North Carolina, Series A (GO)
1,000,000	3.00%, 06/01/28 (c)	988,970
500,000	5.00%, 06/01/26	605,510
1,140,000	5.00%, 06/01/28 (c)	1,399,555
	State of North Carolina, Series B (RB)
1,000,000	3.00%, 05/01/27 (c)	1,000,840
1,000,000	5.00%, 05/01/25	1,182,370
115,000	5.00%, 06/01/25	136,189
1,140,000	5.00%, 06/01/26 (c)	1,373,643
115,000	5.00%, 06/01/26	138,445
1,000,000	5.00%, 05/01/27 (c)	1,203,870
	State of North Carolina, Series C (RB)
1,085,000	5.00%, 05/01/24 (c)	1,247,349
540,000	5.00%, 05/01/24 (c)	624,002
		25,810,778
North Dakota: 0.2%
1,010,000	County of Ward, North Dakota Health Care Facilities, Series C (RB) 5.00%, 06/01/28 (c)	1,108,525
	North Dakota Public Finance Authority, Series A (RB)
1,085,000	5.00%, 10/01/24 (c)	1,244,528
900,000	5.00%, 10/01/24 (c)	1,040,616
		3,393,669
Ohio: 2.3%
670,000	American Municipal Power, Inc., Prairie State Energy Campus, Series A (RB) 5.00%, 02/15/20 (c)	690,743
	City of Cincinnati, Series A (GO)
10,000	4.00%, 12/01/24	11,136
15,000	5.00%, 12/01/24	17,554
500,000	City of Cleveland, Bridges and Roadways Improvements, Series B-2 (RB) 5.00%, 04/01/28 (c)	589,300
	City of Columbus, Series 1 (GO)
250,000	4.00%, 04/01/27	284,233
200,000	4.00%, 10/01/27 (c)	222,894
250,000	5.00%, 10/01/27 (c)	306,323
750,000	5.00%, 10/01/27 (c)	913,057
	City of Columbus, Series A (GO)
1,175,000	3.00%, 02/15/24 (c)	1,221,236
800,000	4.00%, 02/15/24 (c)	863,720
1,075,000	5.00%, 02/15/24 (c)	1,236,938
	City of Columbus, Sewerage Revenue (RB)
1,445,000	5.00%, 12/01/24 (c)	1,679,610
250,000	5.00%, 12/01/24 (c)	288,068
25,000	5.00%, 12/01/24 (c)	29,314
500,000	5.00%, 12/01/24 (c)	582,675
	City of Columbus, Various Purpose, Series A (GO)
300,000	3.00%, 07/01/25 (c)	307,062
500,000	3.00%, 07/01/25 (c)	516,005
750,000	3.00%, 07/01/25 (c)	783,780
960,000	3.00%, 08/15/25 (c)	963,965
750,000	3.10%, 07/01/25 (c)	763,807
1,120,000	3.20%, 07/01/25 (c)	1,138,861
1,090,000	4.00%, 08/15/25 (c)	1,213,606
10,000	Cleveland Municipal School District, Series A (GO) (SD CRED PROG) 5.00%, 06/01/23 (c)	11,031
1,000,000	County of Allen, Mercy Health, Series A (RB) 5.00%, 02/01/28 (c)	1,166,030
	County of Butler (RB)
400,000	4.00%, 11/15/27 (c)	409,212
1,805,000	5.00%, 11/15/27 (c)	2,071,256
290,000	County of Cuyahoga, Convention Hotel Project (CP) 5.00%, 06/01/24 (c)	324,699
	County of Cuyahoga, Metrohealth System (RB)
100,000	5.00%, 02/15/27 (c)	110,642
250,000	5.00%, 02/15/27 (c)	279,765
350,000	County of Cuyahoga, Various Purpose Sales Tax (RB) 3.13%, 12/01/24 (c)	352,142
	County of Franklin, Series A (RB)
145,000	5.00%, 11/01/27 (c)	169,456
125,000	5.00%, 11/01/27 (c)	147,461
100,000	5.00%, 11/01/27 (c)	118,999
340,000	County of Hamilton, Sales Tax, Series A (RB) 5.00%, 12/01/26 (c)	399,585
	County of Hamilton, Sewer System Revenue, Series A (RB)
100,000	5.00%, 12/01/24 (c)	115,109
375,000	5.00%, 12/01/24 (c)	433,211
165,000	County of Scioto, Southern Ohio Medical Center (RB) 3.38%, 02/15/26 (c)	160,114
	Cuyahoga Community College District (GO)
500,000	4.00%, 06/01/26 (c)	535,635
350,000	4.00%, 06/01/26 (c)	376,929
	Dayton City School District (GO) (SD CRED PROG)
305,000	5.00%, 11/01/26	360,723
35,000	5.00%, 11/01/28	42,092
95,000	5.00%, 11/01/29	114,955
15,000	Franklin County Convention Facilities Authority (RB) 5.00%, 12/01/24 (c)	17,213
	Kent State University (RB)
35,000	5.00%, 05/01/25	40,934
20,000	5.00%, 05/01/26 (c)	23,569
20,000	Miami University (RB) 5.00%, 09/01/25	23,633
	Ohio Turnpike and Infrastructure Commission, Series A (RB)
500,000	5.00%, 02/15/28 (c)	590,295
500,000	5.00%, 02/15/28 (c)	595,585
500,000	5.00%, 02/15/28 (c)	600,930
1,000,000	Ohio Water Development Authority, Fresh Water (RB) 5.00%, 03/01/28 (c)	1,234,140
125,000	Ohio Water Development Authority, Fresh Water, Series A (RB) 5.00%, 06/01/26 (c)	149,489
	Ohio Water Development Authority, Fresh Water, Series B (RB)
140,000	5.00%, 06/01/26 (c)	163,902
1,000,000	5.00%, 12/01/26 (c)	1,181,320
200,000	5.00%, 12/01/26 (c)	237,674
	Ohio Water Development Authority, Water Pollution Control, Series A (RB)
10,000	5.00%, 06/01/25	11,865
2,005,000	5.00%, 06/01/27 (c)	2,387,855
	Ohio Water Development Authority, Water Pollution Control, Series B (RB)
20,000	5.00%, 12/01/25 (c)	23,806
30,000	5.00%, 12/01/25 (c)	35,785
	State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB)
760,000	4.00%, 01/01/28 (c)	809,210
1,350,000	5.00%, 03/15/24 (c)	1,526,269
115,000	5.00%, 01/01/27	137,976
100,000	5.00%, 01/01/28 (c)	117,754
115,000	5.00%, 01/01/28 (c)	138,544
110,000	5.00%, 01/01/28 (c)	133,502
110,000	5.00%, 01/01/28 (c)	131,353
	State of Ohio, Capital Facilities Lease Appropriation Bonds, Series A (RB)
700,000	5.00%, 04/01/25 (c)	811,160
600,000	5.00%, 04/01/28 (c)	716,004
450,000	5.00%, 04/01/28 (c)	529,762
585,000	5.00%, 04/01/28 (c)	691,879
	State of Ohio, Common School, Series A (GO)
25,000	5.00%, 03/15/24 (c)	28,123
960,000	5.00%, 09/15/26	1,162,445
25,000	State of Ohio, Higher Education, Series A (GO) 5.00%, 08/01/25	29,780
385,000	State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/27	472,095
530,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/26 (c)	624,165
1,000,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 05/01/27 (c)	1,179,410
225,000	State of Ohio, Major New State Infrastructure Improvement Bonds (RB) 5.00%, 06/15/26 (c)	267,179
100,000	State of Ohio, Major New State Infrastructure Improvement Bonds, Series B (GO) 4.00%, 03/01/24 (c)	109,376
100,000	State of Ohio, Parks and Recreation Improvement, Series A (RB) 5.00%, 12/01/27 (c)	120,053
500,000	State of Ohio, Parks and Recreation Improvement, Series C (RB) 5.00%, 12/01/26 (c)	590,740
		39,967,707
Oklahoma: 0.4%
330,000	Canadian County Educational Facilities Authority (RB) 3.00%, 09/01/26 (c)	333,472
	Grand River Dam Authority, Series A (RB)
1,065,000	5.00%, 06/01/24 (c)	1,211,746
110,000	5.00%, 06/01/24 (c)	125,334
130,000	5.00%, 06/01/24 (c)	149,321
310,000	5.00%, 06/01/26	370,965
120,000	5.00%, 12/01/26 (c)	140,083
100,000	5.00%, 12/01/26 (c)	117,509
155,000	Oklahoma Capitol Improvement Authority (RB) 4.00%, 07/01/26 (c)	165,568
	Oklahoma Capitol Improvement Authority, Series A (RB)
100,000	5.00%, 07/01/24 (c)	114,696
1,025,000	5.00%, 07/01/24 (c)	1,164,964
10,000	5.00%, 07/01/24 (c)	11,558
250,000	5.00%, 07/01/24 (c)	287,708
15,000	Oklahoma Development Finance Authority Health System, Series A (RB) 5.00%, 08/15/25 (c)	17,149
565,000	Oklahoma Turnpike Authority, Series C (RB) 5.00%, 01/01/27 (c)	652,185
100,000	Oklahoma Turnpike Authority, Series D (RB) 5.00%, 01/01/27	120,947
	Oklahoma Turnpike Authority, Series E (RB)
100,000	5.00%, 01/01/27 (c)	118,783
155,000	5.00%, 01/01/27 (c)	186,217
530,000	Tulsa County Industrial Authority (RB) 5.00%, 09/01/25 (c)	618,960
500,000	Tulsa Public Facilities Authority (RB) 3.00%, 06/01/25	525,765
30,000	University of Oklahoma, Series C (RB) 5.00%, 07/01/25 (c)	34,375
		6,467,305
Oregon: 1.1%
400,000	City of Eugene, Electric Utility System Revenue, Series A (RB) 4.00%, 08/01/26 (c)	433,924
325,000	County of Washington, Series B (GO) 5.00%, 03/01/25	383,770
	Hillsboro School District No. 1J (GO) (SBG)
590,000	5.00%, 06/15/27 (c)	687,049
1,000,000	5.00%, 06/15/27 (c)	1,190,090
	Multnomah and Clackamas Counties School District No. 10JT (GO) (SBG)
930,000	0.00%, 06/15/27 (c) ^	547,937
1,030,000	0.00%, 06/15/27 (c) ^	638,930
500,000	Multnomah and Clackamas Counties School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	539,515
130,000	Multnomah County School District No. 7, Series B (GO) (SBG) 0.00%, 06/15/25 (c) ^	83,740
500,000	North Clackamas School District No. 12 (GO) (SBG) 5.00%, 06/15/24 (c)	575,920
200,000	Oregon Health and Science University, Series B (RB) 5.00%, 07/01/26 (c)	230,550
25,000	Oregon State Department of Administrative Services, Series B (RB) 5.00%, 04/01/24 (c)	28,777
120,000	Oregon State Department of Administrative Services, Series C (RB) 5.00%, 04/01/27 (c)	145,063
195,000	Oregon State Facilities Authority, Samaritan Health Services Project, Series A (RB) 5.00%, 10/01/26 (c)	218,665
115,000	Portland Community College District (GO) 5.00%, 06/15/26 (c)	137,280
500,000	Salem-Keizer School District No. 24J (GO) (SBG) 5.00%, 06/15/28 (c)	599,890
125,000	Sherwood School District No. 88J, Series B (GO) (SBG) 5.00%, 06/15/27 (c)	146,743
1,010,000	State of Oregon, Department of Administrative Services, Lottery Revenue, Series A (RB) 5.00%, 04/01/27 (c)	1,215,101
	State of Oregon, Department of Administrative Services, Lottery Revenue, Series D (RB)
1,010,000	5.00%, 04/01/25 (c)	1,176,438
1,440,000	5.00%, 04/01/25 (c)	1,685,462
	State of Oregon, Department of Transportation, Highway User Tax, Senior Lien, Series A (RB)
250,000	4.00%, 11/15/24 (c)	266,288
1,520,000	5.00%, 11/15/24 (c)	1,756,938
160,000	5.00%, 11/15/24 (c)	184,469
125,000	5.00%, 11/15/24 (c)	145,520
250,000	5.00%, 11/15/24 (c)	288,970
745,000	5.00%, 11/15/24 (c)	864,647
2,100,000	5.00%, 11/15/24 (c)	2,428,566
450,000	State of Oregon, Higher Education, Series I (GO) 4.00%, 08/01/27 (c)	483,786
145,000	State of Oregon, Seismic Project & Article XI-Q, Series A (GO) 5.00%, 05/01/27 (c)	171,650
10,000	State of Oregon, Seismic Project & Article XI-Q, Series F (GO) 5.00%, 05/01/26 (c)	11,850
	Tri-County Metropolitan Transportation District of Oregon, Series A (RB)
320,000	3.25%, 04/01/28 (c)	314,966
235,000	5.00%, 10/01/26	280,952
350,000	Washington and Clackamas Counties, Tigard-Tualatin School District No. 23 (GO) (SBG) 5.00%, 06/15/26	421,883
	Washington and Multnomah Counties, Beaverton School District 48, Series B (GO) (SBG)
115,000	5.00%, 06/15/24 (c)	129,899
750,000	5.00%, 06/15/24 (c)	859,357
		19,274,585
Pennsylvania: 3.8%
	Allegheny County Sanitary Authority, Sewer Revenue (RB) (AGM)
100,000	4.00%, 12/01/26 (c)	106,065
290,000	5.00%, 12/01/25 (c)	334,631
10,000	5.00%, 12/01/25	11,846
120,000	Allegheny County Pennsylvania Hospital Development Authority, Series A (RB) 5.00%, 04/01/28 (c)	135,601
380,000	City of Philadelphia (GO) (AGM) 5.00%, 08/01/27 (c)	443,038
1,000,000	City of Philadelphia, Pennsylvania Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	1,144,730
	City of Philadelphia, Series A (GO)
1,000,000	5.00%, 08/01/25 (c)	1,142,660
250,000	5.00%, 08/01/25 (c)	286,620
100,000	5.00%, 08/01/27 (c)	113,438
750,000	5.00%, 08/01/27 (c)	862,185
750,000	5.00%, 08/01/27 (c)	868,005
	City of Philadelphia, Water and Wastewater Revenue (RB)
20,000	5.00%, 10/01/24	23,152
110,000	5.00%, 10/01/25	129,495
10,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/24 (c)	11,420
10,000	City of Philadelphia, Water and Wastewater Revenue, Series B (RB) 5.00%, 07/01/25 (c)	11,511
	Commonwealth Financing Authority (RB)
200,000	5.00%, 06/01/25 (c)	219,700
500,000	5.00%, 06/01/25 (c)	551,350
415,000	5.00%, 06/01/28 (c)	470,145
250,000	5.00%, 06/01/28 (c)	287,545
500,000	5.00%, 06/01/28 (c)	579,915
	Commonwealth of Pennsylvania, First Series (GO)
510,000	3.00%, 01/01/27 (c)	507,460
600,000	4.00%, 01/01/27 (c)	643,878
225,000	5.00%, 06/15/24 (c)	256,950
1,430,000	5.00%, 03/15/25 (c)	1,625,409
650,000	5.00%, 03/15/25 (c)	744,757
230,000	5.00%, 03/15/25 (c)	259,900
200,000	5.00%, 03/15/25 (c)	231,372
775,000	5.00%, 08/15/25	905,812
1,285,000	5.00%, 09/15/25	1,503,591
500,000	5.00%, 02/01/26 (c)	581,120
1,605,000	5.00%, 09/15/26	1,902,358
	Commonwealth of Pennsylvania, Second Series (GO) (AGM)
395,000	3.00%, 09/15/26 (c)	386,278
1,000,000	3.00%, 09/15/26 (c)	943,860
350,000	4.00%, 08/15/25 (c)	364,283
170,000	4.00%, 09/15/26 (c)	177,599
570,000	4.00%, 09/15/26 (c)	612,146
1,720,000	5.00%, 08/15/25 (c)	1,958,702
1,775,000	5.00%, 09/15/26	2,103,854
210,000	5.00%, 01/15/27 (c)	247,099
670,000	County of Allegheny, Series C-75 (GO) 5.00%, 11/01/26 (c)	790,915
750,000	County of Chester, Series A (GO) 4.00%, 07/15/26 (c)	835,170
	Dauphin County General Authority, Pinnacle Health System Project, Series A (RB)
1,090,000	3.00%, 06/01/26 (c)	1,013,972
20,000	4.00%, 06/01/26 (c)	20,997
450,000	4.00%, 06/01/26 (c)	470,034
330,000	Lancaster County Hospital Authority University of Pennsylvania Health System, Series B (RB) 5.00%, 08/15/26	394,558
525,000	Montgomery County Higher Education and Health Authority Thomas Jefferson University, Series A (RB) 5.00%, 09/01/28 (c)	603,855
385,000	Pennsylvania Economic Development Financing Authority (RB) 5.00%, 09/15/26 (c)	444,417
	Pennsylvania Economic Development Financing Authority UPMC, Series A (RB)
1,000,000	3.38%, 11/15/27 (c)	979,970
205,000	4.00%, 11/15/27 (c)	213,471
700,000	5.00%, 08/01/24 (c)	796,208
360,000	Pennsylvania Higher Educational Facilities Authority (RB) 5.00%, 06/15/25	419,594
125,000	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania (RB) 5.00%, 05/01/26 (c)	140,725
985,000	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB) 5.00%, 06/15/26 (c)	1,123,560
775,000	Pennsylvania Higher Educational Facilities Authority, Series AT-1 (RB) 4.00%, 06/15/26 (c)	811,216
	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series A (RB)
150,000	3.13%, 08/15/27 (c)	147,798
725,000	4.00%, 08/15/26 (c)	799,102
1,000,000	5.00%, 08/15/27 (c)	1,191,830
270,000	5.00%, 08/15/27 (c)	309,936
275,000	5.00%, 08/15/27 (c)	322,446
1,040,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series C (RB) 5.00%, 08/15/25	1,226,628
425,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	425,459
700,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 121 (RB) 2.80%, 10/01/25 (c)	671,027
20,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 122 (RB) 3.65%, 04/01/26 (c)	20,327
360,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123B (RB) 3.45%, 10/01/26 (c)	364,835
300,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 124-B (RB) 3.20%, 10/01/26 (c)	298,020
20,000	Pennsylvania State University, Series B (RB) 5.00%, 09/01/26 (c)	23,627
	Pennsylvania Turnpike Commission (RB)
175,000	5.00%, 12/01/25 (c)	200,634
550,000	5.00%, 12/01/25 (c)	625,410
110,000	5.00%, 12/01/26 (c)	131,133
300,000	5.00%, 12/01/27 (c)	338,022
1,000,000	5.00%, 12/01/27	1,177,560
250,000	5.00%, 12/01/27 (c)	283,643
	Pennsylvania Turnpike Commission, Second Series B (RB)
1,085,000	3.00%, 06/01/26 (c)	1,031,943
720,000	3.00%, 06/01/26 (c)	699,394
1,470,000	4.00%, 06/01/26 (c)	1,514,850
	Pennsylvania Turnpike Commission, Series A (RB)
595,000	0.00%, 12/01/26 (c) ^	575,145
370,000	5.00%, 12/01/24 (c)	411,984
15,000	5.00%, 12/01/26 (c)	16,789
750,000	5.00%, 12/01/26 (c)	865,650
310,000	5.00%, 12/01/26 (c)	361,779
300,000	Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 06/01/25 (c)	341,169
	Pennsylvania Turnpike Commission, Series A-2 (RB)
790,000	5.00%, 06/01/26 (c)	883,259
175,000	5.00%, 12/01/27 (c)	204,764
100,000	5.00%, 12/01/27 (c)	118,640
510,000	Pennsylvania Turnpike Commission, Series B (RB) (AGM) 5.00%, 06/01/27 (c)	578,600
1,000,000	Pennsylvania Turnpike Commission, Series B-1 (RB) 5.00%, 06/01/27 (c)	1,145,540
	Pennsylvania Turnpike Commission, Series B-2 (RB)
205,000	5.00%, 06/01/27 (c)	232,093
2,460,000	5.00%, 06/01/27 (c)	2,863,292
430,000	Pennsylvania Turnpike Commission, Series C (RB) 5.00%, 12/01/24 (c)	483,208
	Philadelphia Authority for Industrial Development (RB)
10,000	5.00%, 04/01/25 (c)	11,399
930,000	5.00%, 04/01/25 (c)	1,053,290
110,000	Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia Project (RB) 4.00%, 07/01/27 (c)	116,273
	Philadelphia Gas Works Co., Fourteenth Series (RB)
1,000,000	5.00%, 10/01/25	1,162,390
1,000,000	5.00%, 10/01/26 (c)	1,125,700
1,030,000	5.00%, 10/01/26 (c)	1,165,466
1,015,000	5.00%, 10/01/26 (c)	1,153,679
1,225,000	Philadelphia School District, Series F (GO) (SAW) 5.00%, 09/01/25	1,405,271
	School District of Philadelphia, Series A (GO) (SAW)
410,000	5.00%, 09/01/28 (c)	465,776
450,000	5.00%, 09/01/28 (c)	517,477
250,000	5.00%, 09/01/28 (c)	289,083
485,000	School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/26 (c)	544,800
845,000	Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/27 (c)	1,012,690
	State Public School Building Authority, Philadelphia Scholl District, Series A (RB) (AGM) (SAW)
260,000	5.00%, 12/01/26 (c)	291,907
1,000,000	5.00%, 12/01/26 (c)	1,157,000
965,000	Westmoreland County Municipal Authority (RB) 5.00%, 08/15/25 (c)	1,112,520
		66,218,399
Rhode Island: 0.3%
	Rhode Island Commerce Corp., Department of Transportation, Series B (RB)
285,000	5.00%, 06/15/25	332,692
380,000	5.00%, 06/15/26 (c)	441,856
230,000	5.00%, 06/15/26 (c)	270,478
125,000	5.00%, 06/15/26	148,111
	Rhode Island Health and Educational Building Corp., Series A (RB)
1,000,000	4.00%, 05/15/26 (c)	1,088,050
385,000	5.00%, 05/15/25 (c)	445,437
110,000	5.00%, 05/15/26 (c)	128,820
345,000	State of Rhode Island and Providence Plantations, Series A (GO) 3.00%, 04/01/28 (c)	334,398
250,000	State of Rhode Island and Providence Plantations, Series B (GO) 5.00%, 08/01/27 (c)	297,643
	State of Rhode Island and Providence Plantations, Series D (GO)
1,500,000	5.00%, 08/01/24 (c)	1,726,200
250,000	5.00%, 08/01/24 (c)	288,400
		5,502,085
South Carolina: 0.6%
	Berkeley County, South Carolina School District, Series A (GO)
355,000	3.00%, 03/01/24 (c)	366,374
150,000	3.00%, 03/01/24 (c)	156,075
	Charleston Educational Excellence Finance Corp. (RB)
150,000	5.00%, 12/01/24 (c)	169,778
25,000	5.00%, 12/01/24 (c)	28,788
100,000	Dorchester County School District No. 2, Series A (GO) 4.00%, 03/01/24 (c)	108,314
	Greenwood Fifty Schools Facilities, Inc., Greenwood School District No. 50 (RB)
100,000	3.00%, 06/01/26 (c)	98,873
135,000	3.13%, 06/01/26 (c)	133,948
175,000	3.25%, 06/01/26 (c)	174,568
250,000	5.00%, 06/01/26 (c)	293,115
480,000	Kershaw County Public School District (RB) 3.38%, 12/01/25 (c)	486,926
	Lancaster County School District (GO)
325,000	3.25%, 03/01/27 (c)	326,235
1,000,000	4.00%, 03/01/27 (c)	1,124,190
100,000	Lexington County Health Services District, Inc. (RB) (AGM) 5.00%, 11/01/27 (c)	115,274
	South Carolina Public Service Authority, Series A (RB)
235,000	5.00%, 06/01/25 (c)	264,913
1,145,000	5.00%, 06/01/26 (c)	1,270,687
200,000	5.00%, 06/01/26 (c)	225,840
205,000	5.00%, 06/01/26 (c)	230,484
185,000	5.00%, 06/01/26 (c)	206,327
	South Carolina Public Service Authority, Series C (RB)
1,560,000	5.00%, 12/01/24 (c)	1,706,344
110,000	5.00%, 12/01/24 (c)	121,549
390,000	5.00%, 12/01/24 (c)	439,378
1,000,000	South Carolina State, Clemson University, Series A (GO) (SAW) 4.00%, 10/01/27 (c)	1,104,440
	South Carolina Transportation Infrastructure Bank, Series A (RB)
655,000	2.25%, 10/01/25 (c)	560,660
25,000	5.00%, 10/01/24	28,998
	York County, South Carolina Fort Mill School District No. 4, Series B (GO)
500,000	3.00%, 03/01/27 (c)	482,905
325,000	3.00%, 03/01/27 (c)	317,044
		10,542,027
South Dakota: 0.0%
	South Dakota Health and Educational Facilities Authority (RB)
100,000	5.00%, 09/01/27 (c)	115,021
255,000	5.00%, 09/01/27 (c)	295,183
		410,204
Tennessee: 0.9%
725,000	City of Chattanooga, Electric System, Series A (RB) 5.00%, 09/01/25	861,612
	City of Memphis, Series A (GO)
10,000	5.00%, 11/01/23 (c)	11,443
275,000	5.00%, 04/01/25	324,635
	Knox County Health Educational and Housing Facility Board (RB)
700,000	5.00%, 04/01/27 (c)	762,517
490,000	5.00%, 04/01/27 (c)	537,373
1,250,000	Memphis-Shelby County Industrial Development Board (RB) 5.00%, 11/01/26 (c)	1,446,750
	Metropolitan Government of Nashville and Davidson County (GO)
915,000	2.50%, 07/01/26 (c)	902,309
580,000	4.00%, 07/01/26 (c)	625,054
545,000	4.00%, 07/01/26 (c)	591,129
335,000	4.00%, 07/01/27	381,330
590,000	4.00%, 07/01/27 (c)	664,836
1,205,000	4.00%, 07/01/27 (c)	1,302,316
915,000	4.75%, 07/01/26	1,082,610
100,000	5.00%, 01/01/26	119,836
25,000	5.00%, 07/01/26 (c)	29,258
235,000	5.00%, 07/01/26 (c)	276,412
400,000	Metropolitan Government of Nashville and Davidson County, Series C (GO) 5.00%, 07/01/25 (c)	470,516
	Metropolitan Government of Nashville and Davidson County, Vanderbilt University Center, Series A (RB)
130,000	5.00%, 07/01/26 (c)	144,777
600,000	5.00%, 07/01/26 (c)	681,726
200,000	Shelby County Health Educational and Housing Facilities Board (RB) 5.00%, 05/01/27 (c)	236,860
1,000,000	State of Tennessee, Series A (GO) 5.00%, 08/01/26 (c)	1,201,810
15,000	State of Tennessee, Series B (GO) 5.00%, 09/01/24 (c)	17,526
495,000	Tennessee Housing Development Agency (RB) 3.50%, 07/01/27 (c)	498,643
	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series A (RB)
150,000	5.00%, 11/01/27 (c)	178,370
395,000	5.00%, 11/01/27 (c)	466,317
250,000	5.00%, 11/01/27	307,168
750,000	5.00%, 11/01/27 (c)	910,170
	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series B (RB)
20,000	5.00%, 11/01/25 (c)	23,701
30,000	5.00%, 11/01/25	35,739
		15,092,743
Texas: 9.7%
240,000	Alamo Community College District (GO) 5.00%, 08/15/26	288,768
	Aldine Independent School District, Series A (GO)
1,030,000	4.00%, 02/15/27 (c)	1,109,114
675,000	4.00%, 02/15/27 (c)	722,851
130,000	5.00%, 02/15/25 (c)	151,169
700,000	5.00%, 02/15/27 (c)	838,425
1,000,000	5.00%, 02/15/27 (c)	1,203,440
	Allen Independent School District (GO)
185,000	4.00%, 02/15/26 (c)	197,858
135,000	5.00%, 02/15/26	161,243
500,000	Alvin Independent School District, Series A (GO) 5.00%, 02/15/26 (c)	583,285
	Arlington Independent School District (GO)
425,000	5.00%, 02/15/23 (c)	476,412
10,000	5.00%, 02/15/25	11,701
	Austin Convention Enterprises, Inc., Series A (RB)
145,000	5.00%, 01/01/27 (c)	163,862
665,000	5.00%, 01/01/27 (c)	754,210
345,000	5.00%, 01/01/27 (c)	392,306
	Austin Convention Enterprises, Inc., Series B (RB)
500,000	5.00%, 01/01/27 (c)	537,805
500,000	5.00%, 01/01/27 (c)	542,770
500,000	Austin Independent School District (GO) 4.00%, 08/01/26 (c)	532,510
500,000	Austin Independent School District, Series B (GO) 5.00%, 08/01/26 (c)	592,520
100,000	Austin Independent School District, Series C (GO) 5.00%, 08/01/26 (c)	117,116
315,000	Beaumont Independent School District (GO) 3.00%, 02/15/26 (c)	319,637
	Bexar County Hospital District (GO)
250,000	3.00%, 02/15/26 (c)	250,730
115,000	4.00%, 02/15/26 (c)	121,866
1,100,000	5.00%, 02/15/25	1,284,382
	Birdville Independent School District, Series B (GO)
250,000	5.00%, 02/15/25 (c)	288,748
100,000	5.00%, 02/15/25	117,771
535,000	Board of Regents of Texas A&M University System, Series A (RB) 5.50%, 07/01/25 (c)	649,918
1,175,000	Board of Regents of Texas A&M University System, Series C (RB) 5.00%, 05/15/25	1,388,885
250,000	Board of Regents of the University of North Texas, Series A (RB) 5.00%, 04/15/27	301,403
	Board of Regents of the University of Texas System, Series A (RB)
930,000	5.00%, 03/15/25 (c)	1,082,892
525,000	5.00%, 07/01/25 (c)	611,683
	Board of Regents of the University of Texas System, Series B (RB)
100,000	5.00%, 08/15/24 (c)	114,683
125,000	5.00%, 07/01/26 (c)	149,464
180,000	Board of Regents of the University of Texas System, Series D (RB) 5.00%, 08/15/25	214,360
520,000	Board of Regents of the University of Texas System, Series E (RB) 5.00%, 08/15/27	638,123
	Board of Regents of the University of Texas System, Series J (RB)
120,000	5.00%, 08/15/25	142,907
25,000	5.00%, 08/15/26 (c)	29,966
	Board of Regents of University of Texas System, Permanent University Fund Bonds, Series B (RB)
75,000	5.00%, 07/01/24 (c)	86,812
30,000	5.00%, 07/01/25	35,506
270,000	Board of Regents of University of Texas System, Series E (RB) 5.00%, 08/15/26	326,363
330,000	Burleson Independent School District (GO) 3.50%, 02/01/26 (c)	337,161
	Central Texas Regional Mobility Authority, Senior Lien (RB)
250,000	5.00%, 01/01/26 (c)	282,313
625,000	5.00%, 01/01/26 (c)	710,387
60,000	5.00%, 01/01/26 (c)	69,173
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
100,000	5.00%, 07/01/25 (c)	111,270
400,000	5.00%, 07/01/25 (c)	451,536
30,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24 (c)	32,883
150,000	City of Arlington, Senior Lien Special Tax (AGM) (ST) 5.00%, 02/15/25 (c)	173,139
15,000	City of Austin (GO) 5.00%, 09/01/25 (c)	17,841
35,000	City of Austin, Electric Utility, Series A (RB) 5.00%, 11/15/25	41,553
	City of Austin, Water and Wastewater System (RB)
650,000	5.00%, 05/15/24 (c)	736,086
130,000	5.00%, 05/15/24 (c)	146,734
1,030,000	5.00%, 05/15/24 (c)	1,174,107
1,025,000	5.00%, 05/15/24 (c)	1,165,117
1,325,000	5.00%, 11/15/26 (c)	1,540,551
345,000	5.00%, 11/15/26 (c)	402,708
	City of Dallas (GO)
500,000	5.00%, 02/15/24 (c)	561,760
1,175,000	5.00%, 02/15/24 (c)	1,328,467
1,180,000	5.00%, 02/15/24 (c)	1,341,943
420,000	5.00%, 02/15/25 (c)	476,175
840,000	5.00%, 02/15/25 (c)	963,967
500,000	5.00%, 02/15/27 (c)	595,630
	City of Dallas, Waterworks and Sewer System, Series A (RB)
15,000	5.00%, 10/01/24	17,474
1,000,000	5.00%, 10/01/25 (c)	1,173,870
1,125,000	5.00%, 10/01/25 (c)	1,323,652
600,000	5.00%, 10/01/26 (c)	703,596
1,140,000	5.00%, 10/01/26 (c)	1,342,852
1,100,000	City of Denton, Utility System (RB) 5.00%, 12/01/26 (c)	1,282,468
100,000	City of El Paso (GO) 4.00%, 08/15/26 (c)	105,823
	City of El Paso, Water and Sewer Revenue (RB)
445,000	5.00%, 03/01/24 (c)	509,347
35,000	5.00%, 03/01/24 (c)	40,134
130,000	City of Fort Worth (GO) 5.00%, 03/01/26	154,947
1,130,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/25 (c)	1,313,874
130,000	City of Fort Worth, Water and Sewer System (RB) 5.00%, 02/15/24 (c)	146,780
	City of Houston, Combined Utility System, First Lien, Series B (RB)
1,010,000	5.00%, 11/15/24 (c)	1,172,206
180,000	5.00%, 11/15/26 (c)	207,506
180,000	5.00%, 11/15/26 (c)	212,832
540,000	5.00%, 11/15/26	651,856
250,000	5.00%, 11/15/27	305,608
	City of Houston, Combined Utility System, First Lien, Series C (RB)
780,000	5.00%, 05/15/24 (c)	892,897
250,000	5.00%, 05/15/24 (c)	288,078
35,000	City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/24 (c)	40,808
	City of Houston, Series A (GO)
650,000	5.00%, 03/01/24 (c)	736,268
1,000,000	5.00%, 03/01/24 (c)	1,134,260
535,000	5.00%, 03/01/26 (c)	610,884
180,000	5.00%, 03/01/26 (c)	207,796
515,000	5.00%, 03/01/26 (c)	597,941
500,000	5.00%, 03/01/27 (c)	582,925
500,000	5.00%, 03/01/27 (c)	586,090
25,000	City of Lubbock (GO) 5.00%, 02/15/25 (c)	29,102
	City of San Antonio, Electric and Gas Systems (RB)
500,000	4.00%, 08/01/26 (c)	531,940
30,000	5.00%, 02/01/26	35,910
100,000	5.00%, 02/01/26 (c)	115,253
100,000	5.00%, 08/01/26 (c)	116,760
1,030,000	5.00%, 08/01/26 (c)	1,233,693
125,000	5.00%, 08/01/26 (c)	148,010
1,000,000	5.00%, 08/01/27 (c)	1,174,320
	City of San Antonio, General Improvement (GO)
1,070,000	5.00%, 02/01/24 (c)	1,222,860
1,030,000	5.00%, 02/01/24 (c)	1,181,904
510,000	City of San Antonio, Water System, Series A (RB) 5.00%, 05/15/26 (c)	586,357
	Collin County Community College District (GO)
500,000	3.25%, 08/15/27 (c)	497,925
1,200,000	4.00%, 08/15/27 (c)	1,307,772
1,000,000	5.00%, 08/15/27 (c)	1,208,720
	Conroe Independent School District (GO)
105,000	5.00%, 02/15/25	123,267
35,000	5.00%, 02/15/25 (c)	40,191
665,000	5.00%, 02/15/27 (c)	787,400
	County of Bexar (GO)
150,000	4.00%, 06/15/25 (c)	158,984
500,000	4.00%, 06/15/25 (c)	533,115
1,000,000	5.00%, 06/15/26 (c)	1,160,600
250,000	County of Dallas (GO) 5.00%, 08/15/26 (c)	299,278
590,000	County of Denton (GO) 4.00%, 07/15/25 (c)	638,805
	County of Fort Bend, Series B (GO)
500,000	4.00%, 03/01/26 (c)	541,205
20,000	5.00%, 03/01/26 (c)	23,585
	County of Harris, Toll Road, Senior Lien, Series A (RB)
325,000	5.00%, 08/15/25	384,845
125,000	5.00%, 08/15/26 (c)	145,119
660,000	5.00%, 08/15/26 (c)	762,808
660,000	5.00%, 08/15/26 (c)	760,386
1,390,000	5.00%, 08/15/26 (c)	1,623,020
115,000	5.00%, 08/15/26	138,206
195,000	5.00%, 08/15/26 (c)	231,954
190,000	5.00%, 08/15/26 (c)	223,417
	County of Harris, Toll Road, Senior Lien, Series B (RB)
160,000	5.00%, 08/15/25 (c)	183,755
335,000	5.00%, 08/15/25 (c)	383,866
190,000	5.00%, 08/15/25 (c)	221,569
600,000	5.00%, 08/15/25 (c)	702,072
	County of Harris, Unlimited Tax Road, Series A (GO)
1,115,000	5.00%, 10/01/25 (c)	1,310,370
1,020,000	5.00%, 10/01/25 (c)	1,193,900
25,000	5.00%, 10/01/25	29,636
365,000	5.00%, 10/01/25 (c)	432,686
190,000	County of Travis, Series A (GO) 5.00%, 03/01/25	222,743
	Cypress-Fairbanks Independent School District (GO)
360,000	3.00%, 02/15/26 (c)	365,717
1,175,000	5.00%, 02/15/25 (c)	1,360,568
125,000	5.00%, 02/15/26 (c)	146,970
700,000	Cypress-Fairbanks Independent School District, Series C (GO) 5.00%, 02/15/24 (c)	800,380
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
175,000	5.00%, 12/01/24 (c)	204,251
165,000	5.00%, 12/01/25 (c)	193,213
1,050,000	5.00%, 12/01/25 (c)	1,221,601
545,000	5.00%, 12/01/25 (c)	644,991
120,000	5.00%, 12/01/25 (c)	141,016
	Dallas County Utility and Reclamation District (GO)
315,000	5.00%, 02/15/25	365,328
650,000	5.00%, 02/15/26	765,167
325,000	5.00%, 02/15/28	391,479
	Dallas Independent School District, Series A (GO)
1,030,000	5.00%, 08/15/24 (c)	1,184,026
10,000	5.00%, 08/15/24 (c)	11,535
375,000	5.00%, 02/15/25	439,541
1,170,000	Denton Independent School District (GO) 5.00%, 02/15/25 (c)	1,364,793
	Eagle Mountain and Saginaw Independent School District (GO)
335,000	4.00%, 02/15/26 (c)	359,073
10,000	5.00%, 02/15/26 (c)	11,584
115,000	El Paso Independent School District (GO) 5.00%, 08/15/24 (c)	131,488
315,000	Forney Independent School District (GO) 5.00%, 08/15/25 (c)	358,593
635,000	Fort Bend Independent School District (GO) 4.00%, 08/15/27 (c)	700,062
	Fort Worth Independent School District (GO)
35,000	5.00%, 02/15/25 (c)	40,570
110,000	5.00%, 02/15/25	129,052
500,000	5.00%, 02/15/26 (c)	588,935
750,000	5.00%, 02/15/26	894,172
	Frisco Independent School District (GO)
500,000	4.00%, 02/15/27 (c)	539,740
1,000,000	4.00%, 02/15/27 (c)	1,086,620
	Garland Independent School District (GO)
165,000	4.00%, 02/15/25 (c)	178,068
525,000	5.00%, 02/15/25	617,316
250,000	Grapevine-Colleyville Independent School District (GO) 5.00%, 08/15/25 (c)	288,115
300,000	Harris County Cultural Education Facilities Finance Corp. (RB) 5.00%, 11/15/27 (c)	357,639
500,000	Harris County Cultural Education Facilities Finance Corp., Series A (RB) 5.00%, 12/01/24 (c)	572,895
	Harris County Flood Control District, Series A (GO)
500,000	5.00%, 10/01/24 (c)	585,405
1,065,000	5.00%, 10/01/25 (c)	1,262,494
210,000	5.00%, 10/01/27 (c)	247,951
250,000	5.00%, 10/01/27 (c)	301,840
	Harris County, Cultural Education Facilities Finance Corp., Baylor College of Medicine (RB)
730,000	3.00%, 05/15/26 (c)	671,286
385,000	3.00%, 05/15/26 (c)	358,011
285,000	5.00%, 05/15/26 (c)	335,824
140,000	Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series A (RB) 5.00%, 12/01/24 (c)	161,732
1,455,000	Harris County, Cultural Education Facilities Finance Corp., Series A (RB) 5.00%, 12/01/24 (c)	1,630,880
105,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital (RB) 5.00%, 10/01/25 (c)	123,043
	Harris County, Flood Control District, Series A (GO)
510,000	5.00%, 10/01/24 (c)	594,721
580,000	5.00%, 10/01/24 (c)	677,707
275,000	5.00%, 10/01/25 (c)	326,562
1,230,000	5.00%, 10/01/25 (c)	1,464,844
100,000	Harris County, Hospital District Senior Lien (RB) 4.00%, 02/15/26 (c)	103,280
	Harris County, Houston Sports Authority, Senior Lien, Series A (RB)
985,000	5.00%, 11/15/24 (c)	1,115,040
100,000	5.00%, 11/15/24 (c)	112,800
440,000	5.00%, 11/15/24 (c)	500,623
445,000	5.00%, 11/15/24 (c)	504,772
245,000	Harris County, Toll Road Senior Lien, Series A (RB) 5.00%, 02/15/28 (c)	287,103
	Hays Consolidated Independent School District (GO)
800,000	4.00%, 02/15/27 (c)	853,344
500,000	4.00%, 02/15/27 (c)	535,995
500,000	Houston Independent School District (GO) 5.00%, 07/15/28 (c)	596,750
	Houston Independent School District, Limited Tax School House (GO)
1,325,000	5.00%, 02/15/25	1,557,988
500,000	5.00%, 02/15/26	598,645
1,000,000	5.00%, 02/15/27 (c)	1,162,690
750,000	5.00%, 02/15/27 (c)	893,467
1,200,000	5.00%, 02/15/27	1,457,904
	Houston Independent School District, Limited Tax School House, Series A (GO)
1,065,000	4.00%, 02/15/26 (c)	1,141,116
350,000	4.00%, 02/15/26 (c)	377,328
100,000	5.00%, 02/15/26 (c)	118,503
1,000,000	5.00%, 02/15/26 (c)	1,180,030
135,000	5.00%, 02/15/26 (c)	157,677
	Houston, Public Improvement, Series A (GO)
750,000	5.00%, 03/01/24 (c)	850,305
115,000	5.00%, 03/01/25	134,642
100,000	Humble Independent School District, Series A (GO) 4.00%, 02/15/25 (c)	110,113
500,000	Humble Independent School District, Series B (GO) 5.00%, 02/15/25	586,910
210,000	Humble Independent School District, Series C (GO) 4.00%, 02/15/26 (c)	224,387
	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series A (GO)
315,000	4.00%, 02/15/25 (c)	335,207
375,000	5.00%, 02/15/25	439,309
280,000	5.00%, 02/15/25 (c)	326,390
35,000	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series D (GO) 5.00%, 02/15/25	41,002
10,000	Klein Independent School District, Series A (GO) 5.00%, 08/01/24	11,615
100,000	Lamar Consolidated Indecent School District, Unlimited Tax, Series A (GO) 5.00%, 02/15/25 (c)	116,445
400,000	Lewisville Independent School District, Series A (GO) 4.00%, 08/15/25 (c)	442,804
	Lewisville Independent School District, Series B (GO)
500,000	5.00%, 08/15/25 (c)	587,385
30,000	5.00%, 08/15/25 (c)	35,384
165,000	5.00%, 08/15/25	194,712
1,000,000	Lone Star College System (GO) 5.00%, 02/15/26 (c)	1,148,090
180,000	Lone Star College System, Series B (GO) 5.00%, 02/15/25	210,951
270,000	Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB) 5.00%, 05/15/26 (c)	317,574
	Lower Colorado River Authority, Series B (RB)
370,000	5.00%, 05/15/25 (c)	423,905
380,000	5.00%, 05/15/25 (c)	438,706
105,000	5.00%, 05/15/25 (c)	122,557
500,000	Mansfield Independent School District (GO) 5.00%, 02/15/25 (c)	579,260
	Metropolitan Transit Authority of Harris County, Series A (RB)
130,000	5.00%, 11/01/25	155,050
75,000	5.00%, 11/01/26 (c)	90,367
	Montgomery Independent School District (GO)
500,000	4.00%, 02/15/25 (c)	538,310
100,000	5.00%, 02/15/25 (c)	116,407
1,000,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series B (RB) 4.00%, 07/01/26 (c)	1,014,080
	New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB)
250,000	4.00%, 08/15/27 (c)	263,488
250,000	5.00%, 08/15/27 (c)	293,758
	North Harris County Regional Water Authority (RB)
20,000	5.00%, 12/15/25	23,680
140,000	5.00%, 12/15/26 (c)	163,555
40,000	5.00%, 12/15/26 (c)	47,400
200,000	5.00%, 12/15/26 (c)	238,392
	North Texas Municipal Water District, Water System (RB)
150,000	3.00%, 09/01/25 (c)	151,787
530,000	5.00%, 09/01/25 (c)	618,256
30,000	5.00%, 09/01/25 (c)	34,837
700,000	5.00%, 09/01/26 (c)	803,411
30,000	5.00%, 09/01/26 (c)	34,966
400,000	5.00%, 09/01/26 (c)	469,216
	North Texas Tollway Authority, First Tier, Series A (RB)
500,000	5.00%, 01/01/26 (c)	568,405
295,000	5.00%, 01/01/26 (c)	341,743
425,000	5.00%, 01/01/26 (c)	489,808
565,000	5.00%, 01/01/26 (c)	648,592
640,000	5.00%, 01/01/26 (c)	744,070
450,000	5.00%, 01/01/26 (c)	521,302
600,000	5.00%, 01/01/26 (c)	691,494
100,000	North Texas Tollway Authority, First Tier, Series B (RB) 4.00%, 01/01/25 (c)	104,164
1,305,000	North Texas Tollway Authority, Second Tier, Series A (RB) 5.00%, 01/01/25 (c)	1,468,634
	North Texas Tollway Authority, Second Tier, Series B (RB) (AGM)
450,000	4.00%, 01/01/27 (c)	471,438
1,585,000	5.00%, 01/01/24 (c)	1,770,810
25,000	5.00%, 01/01/25	29,008
855,000	5.00%, 01/01/26 (c)	988,123
1,000,000	Northside Independent School District (GO) 5.00%, 08/15/27 (c)	1,180,530
	Northwest Independent School District (GO)
15,000	5.00%, 02/15/25	17,582
25,000	5.00%, 02/15/25 (c)	28,821
300,000	5.00%, 02/15/25 (c)	347,187
1,000,000	Northwest Independent School District, Series A (GO) 5.00%, 02/15/25 (c)	1,163,840
	Permanent University Fund, Texas A&M University System, Series A (RB)
250,000	5.25%, 07/01/25 (c)	294,665
360,000	5.50%, 07/01/25	436,871
	Pharr-San Juan-Alamo Independent School District (GO)
100,000	3.25%, 02/01/25 (c)	100,651
775,000	4.00%, 02/01/25 (c)	834,838
100,000	Plano Independent School District (GO) 5.00%, 02/15/26 (c)	118,143
	San Antonio Water System, Junior Lien, Series A (RB)
400,000	5.00%, 05/15/26 (c)	465,540
650,000	5.00%, 05/15/26 (c)	761,462
500,000	5.00%, 05/15/28 (c)	591,125
200,000	San Antonio Water System, Junior Lien, Series B (RB) 5.00%, 05/15/25 (c)	228,264
	Socorro Independent School District, Series B (GO)
225,000	4.00%, 08/15/27 (c)	241,715
780,000	5.00%, 08/15/27 (c)	939,572
750,000	5.00%, 08/15/27 (c)	895,395
	Spring Independent School District (GO)
25,000	5.00%, 08/15/25 (c)	29,005
1,000,000	5.00%, 08/15/25 (c)	1,175,990
15,000	State of Texas, Finance Authority (GO) 5.00%, 10/01/26	18,145
	State of Texas, Transportation Commission, Highway Improvement (GO)
20,000	5.00%, 04/01/24 (c)	22,884
30,000	5.00%, 04/01/24 (c)	34,596
20,000	5.00%, 04/01/26 (c)	23,272
	State of Texas, Transportation Commission, Highway Improvement, Series A (GO)
1,000,000	5.00%, 04/01/26 (c)	1,168,610
500,000	5.00%, 04/01/26 (c)	587,175
	State of Texas, Transportation Commission, Mobility Fund (GO)
1,000,000	4.00%, 04/01/24 (c)	1,061,310
760,000	5.00%, 04/01/24 (c)	871,196
	State of Texas, Transportation Commission, Mobility Fund, Series A (GO)
1,365,000	5.00%, 10/01/24 (c)	1,565,696
1,035,000	5.00%, 10/01/25 (c)	1,220,575
150,000	5.00%, 10/01/27 (c)	177,236
	State of Texas, Transportation Commission, Mobility Fund, Series B (GO)
1,340,000	5.00%, 10/01/27 (c)	1,583,304
2,250,000	5.00%, 10/01/27 (c)	2,668,095
	Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project, Series A (RB)
80,000	5.00%, 05/15/26 (c)	93,061
855,000	5.00%, 05/15/26 (c)	998,298
315,000	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB) 5.00%, 02/15/26	371,709
	Tarrant Regional Water Control and Improvement District (RB)
100,000	5.00%, 09/01/24 (c)	113,769
135,000	5.00%, 03/01/25 (c)	156,967
1,145,000	5.00%, 03/01/25	1,343,417
20,000	5.00%, 03/01/25 (c)	23,354
1,165,000	5.00%, 03/01/25 (c)	1,370,541
1,120,000	5.00%, 03/01/25 (c)	1,313,390
	Texas A&M University, Series D (RB)
10,000	4.00%, 05/15/26 (c)	11,007
190,000	5.00%, 05/15/26	228,293
	Texas A&M University, Series E (RB)
25,000	5.00%, 05/15/25	29,551
100,000	5.00%, 05/15/27 (c)	120,332
495,000	Texas Public Finance Authority (GO) 5.00%, 10/01/26 (c)	594,886
	Texas State University System, Board of Regents, Series A (RB)
150,000	5.00%, 03/15/25 (c)	175,128
10,000	5.00%, 03/15/26	11,958
1,000,000	5.00%, 03/15/27 (c)	1,193,070
125,000	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24 (c)	138,106
1,115,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 10/01/26	1,350,510
245,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB) 5.00%, 10/01/25	292,285
	Texas Water Development Board (RB)
25,000	5.00%, 04/15/25	29,526
125,000	5.00%, 04/15/26	150,203
600,000	5.00%, 10/15/26 (c)	715,530
1,000,000	5.00%, 08/01/27 (c)	1,197,810
	Texas Water Development Board, Series A (RB)
20,000	4.00%, 10/15/25 (c)	21,450
180,000	4.00%, 04/15/28 (c)	192,276
600,000	4.00%, 04/15/28 (c)	646,890
125,000	5.00%, 10/15/25 (c)	145,244
1,060,000	5.00%, 10/15/25 (c)	1,252,538
165,000	5.00%, 10/15/25 (c)	194,519
250,000	5.00%, 10/15/27 (c)	301,175
200,000	5.00%, 10/15/27 (c)	238,514
	Texas Water Development Board, Series B (RB)
1,000,000	4.00%, 10/15/28 (c)	1,074,850
1,000,000	5.00%, 10/15/28 (c)	1,197,870
	Trinity River Authority, Regional Wastewater System (RB)
100,000	5.00%, 08/01/25	117,861
170,000	5.00%, 08/01/26	203,381
275,000	5.00%, 08/01/27 (c)	322,630
375,000	5.00%, 08/01/27 (c)	445,942
	University of North Texas, Series A (RB)
140,000	5.00%, 04/15/27 (c)	162,861
75,000	5.00%, 04/15/27 (c)	89,184
135,000	5.00%, 04/15/27 (c)	161,306
155,000	University of Texas, Series B (RB) 5.00%, 08/15/26	187,356
275,000	Via Metropolitan Transit Authority, Sales Tax (RB) 5.00%, 01/15/27 (c)	323,782
	Ysleta Independent School District (GO)
125,000	5.00%, 08/15/24 (c)	143,553
200,000	5.00%, 08/15/24 (c)	230,698
		169,737,973
Utah: 0.4%
605,000	Board of Education of Cache County School District (GO) (SBG) 4.00%, 06/15/24 (c)	648,705
395,000	Central Utah Water Conservancy District (RB) 4.00%, 10/01/27 (c)	425,494
1,140,000	State of Utah (GO) 5.00%, 01/01/27 (c)	1,388,987
365,000	University of Utah, Series A (RB) 5.00%, 08/01/27 (c)	434,733
1,000,000	University of Utah, Series B-1 (RB) 5.00%, 08/01/26	1,205,440
	Utah Transit Authority, Subordinated Sales Tax (RB)
1,230,000	0.00%, 06/15/26 (c) ^	763,424
935,000	3.00%, 06/15/26 (c)	954,859
600,000	4.00%, 06/15/26 (c)	651,342
	Utah Transit Authority, Subordinated Sales Tax, Series A (RB)
10,000	5.00%, 06/15/24	11,542
100,000	5.00%, 06/15/25 (c)	116,089
255,000	5.00%, 06/15/25 (c)	294,882
		6,895,497
Vermont: 0.1%
1,100,000	Vermont Educational and Health Buildings Financing Agency, Series A (RB) 5.00%, 06/01/26 (c)	1,256,871
Virginia: 2.1%
650,000	Arlington County, Series B (GO) 5.00%, 08/15/26 (c)	786,669
	City of Richmond, Public Utility Revenue, Series A (RB)
1,520,000	5.00%, 01/15/26 (c)	1,782,124
20,000	5.00%, 01/15/26	24,003
	Commonwealth of Virginia, Series B (GO) (SAW)
500,000	5.00%, 06/01/25 (c)	588,365
1,000,000	5.00%, 06/01/25 (c)	1,185,210
1,000,000	County of Arlington (GO) 5.00%, 08/15/27 (c)	1,208,390
	County of Fairfax, Public Improvement, Series A (GO) (SAW)
15,000	5.00%, 10/01/24 (c)	17,527
1,000,000	5.00%, 10/01/25	1,197,150
750,000	5.00%, 04/01/28 (c)	912,375
15,000	County of Fairfax, Public Improvement, Series B (GO) (SAW) 5.00%, 04/01/25 (c)	17,882
25,000	County of Henrico, Water and Sewer Revenue (RB) 5.00%, 05/01/25	29,670
485,000	Fairfax County Economic Development Authority, Series A (RB) 5.00%, 10/01/24 (c)	558,536
	Fairfax County Industrial Development Authority (RB)
165,000	5.00%, 05/15/26	197,022
155,000	5.00%, 05/15/26 (c)	180,978
550,000	Fairfax County Water Authority (RB) 4.00%, 04/01/27 (c)	624,618
260,000	Hampton Roads Sanitation District, Series A (RB) 5.00%, 08/01/26 (c)	306,644
	Upper Occoquan Sewage Authority (RB)
200,000	5.00%, 07/01/25 (c)	235,652
830,000	5.00%, 07/01/25 (c)	979,599
1,200,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 3.00%, 02/01/27 (c)	1,194,756
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB)
100,000	5.00%, 02/01/26	119,844
100,000	5.00%, 02/01/27	121,561
1,000,000	5.00%, 02/01/28 (c)	1,203,740
1,000,000	5.00%, 02/01/28 (c)	1,212,420
120,000	5.00%, 02/01/28 (c)	146,735
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB)
750,000	3.00%, 09/01/27 (c)	717,570
1,025,000	5.00%, 09/01/26 (c)	1,231,845
1,000,000	5.00%, 09/01/26 (c)	1,194,560
	Virginia Commonwealth Transportation Board (RB)
250,000	4.00%, 05/15/24 (c)	266,383
15,000	5.00%, 05/15/24 (c)	17,285
1,000,000	5.00%, 05/15/24 (c)	1,153,940
1,000,000	5.00%, 05/15/26	1,204,550
510,000	5.00%, 09/15/26 (c)	615,963
20,000	5.00%, 09/15/26 (c)	23,904
	Virginia Commonwealth Transportation Board, Series A (RB)
1,500,000	4.00%, 11/15/27 (c)	1,607,790
1,440,000	5.00%, 11/15/27 (c)	1,724,573
	Virginia Public Building Authority, Series A (RB)
125,000	3.00%, 08/01/24 (c)	128,016
475,000	3.00%, 08/01/24 (c)	488,414
695,000	3.00%, 08/01/26 (c)	684,241
400,000	3.00%, 08/01/28 (c)	388,356
1,050,000	3.13%, 08/01/28 (c)	1,020,117
250,000	4.00%, 08/01/27 (c)	275,000
100,000	5.00%, 08/01/25	118,916
1,195,000	5.00%, 08/01/25	1,421,046
485,000	5.00%, 08/01/26	586,137
700,000	5.00%, 08/01/28 (c)	847,336
	Virginia Public Building Authority, Series B (RB)
25,000	5.00%, 08/01/25	29,729
15,000	5.00%, 08/01/26	18,128
	Virginia Public Building Authority, Series C (RB)
400,000	4.00%, 08/01/24 (c)	442,728
10,000	5.00%, 08/01/24	11,655
	Virginia Public School Authority (RB) (SAW)
750,000	5.00%, 08/01/26 (c)	898,477
30,000	5.00%, 08/01/26 (c)	35,758
30,000	5.00%, 08/01/26	36,302
575,000	5.00%, 08/01/26 (c)	693,231
775,000	Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/25 (c)	913,299
1,000,000	Virginia Public School Authority, Series B (RB) (SAW) 4.00%, 08/01/24 (c)	1,105,850
1,040,000	Virginia Resources Authority, Series C (RB) 4.00%, 11/01/26 (c)	1,113,861
750,000	Virginia Small Business Financing Authority, Hampton University (RB) 5.25%, 10/01/24 (c)	864,157
		36,710,587
Washington: 3.9%
600,000	Auburn School District No. 408 of King and Pierce Counties (GO) (SBG) 4.00%, 06/01/26 (c)	639,810
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
15,000	5.00%, 11/01/24	17,560
795,000	5.00%, 11/01/25 (c)	924,537
815,000	5.00%, 11/01/25 (c)	935,212
590,000	5.00%, 11/01/25 (c)	688,536
15,000	5.00%, 11/01/25	17,901
110,000	5.00%, 11/01/25 (c)	128,971
	City of Seattle, Drainage and Wastewater System (RB)
525,000	4.00%, 04/01/26 (c)	561,277
500,000	4.00%, 07/01/27 (c)	535,460
915,000	City of Seattle, Municipal Light and Power Revenue, Series A (RB) 4.00%, 01/01/28 (c)	975,344
135,000	City of Seattle, Municipal Light and Power Revenue, Series B (RB) 5.00%, 04/01/26 (c)	159,848
125,000	City of Seattle, Series A (GO) 5.00%, 06/01/25	148,031
	City of Seattle, Water System Improvement (RB)
115,000	4.00%, 02/01/27 (c)	124,906
100,000	5.00%, 05/01/25	117,979
1,000,000	5.00%, 05/01/25 (c)	1,166,880
20,000	5.00%, 08/01/26	24,096
500,000	5.00%, 02/01/27 (c)	593,940
15,000	City of Spokane, Water and Wastewater Revenue (RB) 5.00%, 12/01/24 (c)	17,507
25,000	Clark County Public Utility District No. 1 (RB) 5.00%, 01/01/25	29,109
	Energy Northwest, Colombia Generating Station Electric, Series A (RB)
195,000	5.00%, 07/01/20 (c)	203,442
900,000	5.00%, 07/01/24 (c)	1,026,333
185,000	5.00%, 07/01/26 (c)	220,927
915,000	5.00%, 07/01/27 (c)	1,109,895
1,330,000	5.00%, 07/01/27 (c)	1,561,979
125,000	5.00%, 07/01/28 (c)	150,239
	Energy Northwest, Colombia Generating Station Electric, Series C (RB)
715,000	5.00%, 07/01/25 (c)	828,020
1,000,000	5.00%, 07/01/28 (c)	1,192,690
	Energy Northwest, Project 1 Electric, Series A (RB)
430,000	5.00%, 07/01/22 (c)	474,234
1,760,000	5.00%, 07/01/25	2,090,035
185,000	5.00%, 07/01/25 (c)	217,736
225,000	5.00%, 07/01/27 (c)	273,888
	Energy Northwest, Project 1 Electric, Series C (RB)
1,145,000	5.00%, 07/01/24 (c)	1,320,872
120,000	5.00%, 07/01/24 (c)	138,965
	Energy Northwest, Project 3 Electric, Series A (RB)
105,000	5.00%, 07/01/25	124,690
130,000	5.00%, 07/01/25 (c)	153,603
1,125,000	5.00%, 07/01/26	1,358,021
130,000	5.00%, 07/01/26 (c)	156,231
	Grant and Douglas Counties School District No. 144-101 (GO) (SBG)
125,000	4.00%, 06/01/26 (c)	132,065
520,000	4.00%, 06/01/26 (c)	564,668
1,000,000	King County School District No. 210 (GO) (SBG) 4.00%, 12/01/27 (c)	1,079,060
900,000	King County School District No. 401 (GO) (SBG) 5.00%, 12/01/26 (c)	1,059,372
1,220,000	King County School District No. 401 (GO) (SBG) 3.13%, 12/01/26 (c)	1,221,049
	King County School District No. 405 (GO) (SBG)
500,000	5.00%, 12/01/26 (c)	597,740
360,000	5.00%, 12/01/26	437,861
580,000	King County School District No. 411 (GO) (SBG) 4.00%, 06/01/26 (c)	625,820
1,075,000	King County School District No. 414 (GO) (SBG) 5.00%, 06/01/27 (c)	1,269,693
840,000	King County, Washington Limited Tax (GO) 4.00%, 07/01/27 (c)	931,367
1,155,000	King County, Washington Limited Tax, Series A (GO) 5.00%, 01/01/25 (c)	1,340,181
	King County, Washington Limited Tax, Series E (GO)
460,000	4.00%, 12/01/25 (c)	492,458
500,000	5.00%, 12/01/25 (c)	592,085
	King County, Washington Sewer Revenue, Series B (RB)
445,000	5.00%, 07/01/24 (c)	511,870
15,000	5.00%, 07/01/24	17,438
	Kitsap County School District No. 401 (GO) (SBG)
250,000	4.00%, 06/01/26 (c)	266,758
15,000	4.00%, 06/01/26 (c)	16,604
945,000	Klickitat County Public Utility District No. 1 (RB) 5.00%, 06/01/25 (c)	1,084,180
	Pierce County School District No. 10 (GO) (SBG)
550,000	5.00%, 12/01/24 (c)	626,967
25,000	5.00%, 12/01/25 (c)	29,052
175,000	Pierce County School District No. 416 (GO) (SBG) 4.00%, 06/01/26 (c)	188,825
	Port of Seattle, Intermediate Lien (RB)
15,000	5.00%, 02/01/25	17,475
130,000	5.00%, 02/01/26 (c)	152,229
30,000	5.00%, 02/01/26 (c)	34,755
395,000	Port of Seattle, Intermediate Lien, Series B (RB) 5.00%, 09/01/24 (c)	454,064
500,000	Port of Tacoma, Series A (GO) 5.00%, 12/01/26 (c)	594,660
500,000	Puyallup School District No. 3 (GO) (SBG) 5.00%, 06/01/27 (c)	584,220
1,000,000	Snohomish County School District No. 201 (GO) (SBG) 5.00%, 12/01/25 (c)	1,185,570
125,000	State of Washington, Motor Vehicle Fuel Tax, Series C (GO) 5.00%, 01/01/26 (c)	143,685
	State of Washington, Motor Vehicle Fuel Tax, Series E (GO)
125,000	5.00%, 02/01/24 (c)	140,579
25,000	5.00%, 02/01/24 (c)	28,636
520,000	5.00%, 02/01/24 (c)	597,756
1,105,000	State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/26 (c)	1,290,198
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
415,000	5.00%, 07/01/24 (c)	479,433
135,000	5.00%, 08/01/26 (c)	158,834
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series R-C (GO) 5.00%, 01/01/26 (c)	1,146,080
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series R-D (GO) 5.00%, 01/01/25 (c)	1,146,560
10,000	State of Washington, Motor Vehicle Fuel Tax, Series R-F (GO) 5.00%, 01/01/25 (c)	11,682
1,130,000	State of Washington, Motor Vehicle Fuel Tax, Series R-H (GO) 5.00%, 01/01/25 (c)	1,295,613
	State of Washington, Series A (GO)
115,000	5.00%, 08/01/26 (c)	132,326
955,000	5.00%, 08/01/26 (c)	1,105,183
150,000	State of Washington, Series B (GO) 5.00%, 01/01/26 (c)	174,689
	State of Washington, Series C (GO)
175,000	5.00%, 02/01/25 (c)	204,183
1,260,000	5.00%, 02/01/25 (c)	1,419,327
500,000	5.00%, 02/01/26 (c)	588,140
100,000	5.00%, 08/01/27	122,186
1,000,000	5.00%, 08/01/27 (c)	1,177,650
170,000	5.00%, 02/01/28 (c)	205,709
	State of Washington, Series D (GO)
150,000	5.00%, 08/01/25	178,272
100,000	5.00%, 02/01/27	121,315
1,000,000	5.00%, 08/01/27 (c)	1,186,000
	State of Washington, Various Purpose, Series A (GO)
1,000,000	5.00%, 08/01/26 (c)	1,185,590
245,000	5.00%, 08/01/26 (c)	288,255
1,215,000	5.00%, 08/01/26 (c)	1,418,634
200,000	5.00%, 08/01/26 (c)	235,310
500,000	5.00%, 08/01/27 (c)	588,825
500,000	5.00%, 08/01/27 (c)	583,855
	State of Washington, Various Purpose, Series A-1 (GO)
385,000	5.00%, 08/01/24 (c)	441,549
1,010,000	5.00%, 08/01/25 (c)	1,159,137
	State of Washington, Various Purpose, Series C (GO)
10,000	5.00%, 02/01/25	11,766
20,000	5.00%, 02/01/26 (c)	23,682
	State of Washington, Various Purpose, Series D (GO)
500,000	5.00%, 02/01/24 (c)	561,310
880,000	5.00%, 02/01/24 (c)	1,011,586
	State of Washington, Various Purpose, Series R-A (GO)
1,190,000	4.00%, 07/01/24 (c)	1,310,130
25,000	5.00%, 08/01/26 (c)	28,932
	State of Washington, Various Purpose, Series R-B (GO)
20,000	5.00%, 01/01/26 (c)	22,990
1,060,000	5.00%, 01/01/26 (c)	1,225,699
105,000	5.00%, 01/01/26 (c)	123,819
115,000	5.00%, 08/01/26 (c)	137,216
	State of Washington, Various Purpose, Series R-C (GO)
360,000	5.00%, 01/01/25 (c)	416,635
1,800,000	5.00%, 01/01/25 (c)	2,092,932
	State of Washington, Various Purpose, Series R-E (GO)
630,000	5.00%, 01/01/25 (c)	718,969
250,000	5.00%, 01/01/25 (c)	283,245
1,000,000	5.00%, 01/01/25 (c)	1,168,200
550,000	5.00%, 01/01/25 (c)	633,556
220,000	Tacoma School District No. 10 (GO) (SBG) 5.00%, 12/01/25 (c)	256,861
	Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB) (ACA)
195,000	5.00%, 10/01/25	229,566
225,000	5.00%, 10/01/28 (c)	262,481
250,000	5.00%, 10/01/28 (c)	298,355
	Washington State University (RB)
405,000	5.00%, 04/01/25 (c)	464,138
325,000	5.00%, 04/01/25 (c)	370,662
430,000	5.00%, 04/01/25 (c)	494,913
785,000	5.00%, 04/01/25 (c)	901,565
		68,521,189
West Virginia: 0.2%
270,000	State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/27 (c)	321,932
	West Virginia Hospital Finance Authority, Series A (RB)
970,000	3.00%, 06/01/26 (c)	928,387
240,000	4.00%, 06/01/26 (c)	246,746
595,000	5.00%, 06/01/25	689,046
240,000	5.00%, 06/01/26 (c)	277,145
1,045,000	5.00%, 06/01/26	1,224,949
		3,688,205
Wisconsin: 1.6%
1,000,000	Central Brown County Water Authority, Series A (RB) 5.00%, 11/01/24 (c)	1,128,910
	City of Milwaukee, Series N2 (GO)
100,000	4.00%, 03/01/25	110,542
125,000	4.00%, 03/01/26	140,975
	City of Milwaukee, Series N4 (GO)
200,000	5.00%, 04/01/26	238,210
100,000	5.00%, 04/01/27	120,697
180,000	Public Finance Authority, KU Campus Development Corp.- Central District Development Project (RB) 5.00%, 03/01/26 (c)	206,372
560,000	Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 5.00%, 06/01/25 (c)	622,703
	State of Wisconsin, Environmental Improvement Fund, Series A (RB)
185,000	5.00%, 06/01/25 (c)	214,950
100,000	5.00%, 06/01/25 (c)	115,997
220,000	5.00%, 06/01/25 (c)	256,887
185,000	5.00%, 06/01/25 (c)	217,575
150,000	5.00%, 06/01/25 (c)	175,635
	State of Wisconsin, General Fund Annual Appropriation, Series B (RB)
10,000	5.00%, 05/01/26 (c)	11,705
20,000	5.00%, 05/01/26 (c)	23,527
	State of Wisconsin, Series 1 (GO)
10,000	5.00%, 05/01/23 (c)	11,270
15,000	5.00%, 05/01/25 (c)	17,637
535,000	5.00%, 05/01/25	633,547
460,000	5.00%, 05/01/27 (c)	546,664
250,000	5.00%, 05/01/27 (c)	301,448
395,000	5.00%, 05/01/27 (c)	481,264
	State of Wisconsin, Series 2 (GO)
510,000	5.00%, 05/01/26 (c)	612,296
150,000	5.00%, 05/01/26 (c)	178,985
530,000	5.00%, 11/01/26	643,945
315,000	5.00%, 11/01/26	382,722
500,000	5.00%, 05/01/27 (c)	609,195
	State of Wisconsin, Series 3 (GO)
145,000	5.00%, 11/01/22 (c)	160,769
385,000	5.00%, 11/01/22 (c)	429,079
500,000	5.00%, 05/01/27 (c)	590,925
450,000	5.00%, 05/01/27 (c)	534,780
	State of Wisconsin, Series 4 (GO)
40,000	5.00%, 11/01/24 (c)	46,430
1,575,000	5.00%, 11/01/24 (c)	1,830,969
700,000	5.00%, 11/01/24 (c)	819,567
	State of Wisconsin, Series A (GO)
100,000	4.00%, 05/01/26 (c)	106,798
250,000	5.00%, 05/01/25 (c)	288,558
1,170,000	5.00%, 05/01/25 (c)	1,336,573
1,310,000	5.00%, 05/01/25 (c)	1,494,068
210,000	State of Wisconsin, Series B (GO) 5.00%, 05/01/25 (c)	242,388
500,000	State of Wisconsin, Series D (GO) 4.00%, 05/01/24 (c)	539,350
500,000	Sun Prairie Area School District (GO) 4.00%, 03/01/25 (c)	537,640
	Wisconsin Department of Transportation, Series 1 (RB)
565,000	5.00%, 07/01/24 (c)	639,388
15,000	5.00%, 07/01/25 (c)	17,743
500,000	5.00%, 07/01/26	602,370
	Wisconsin Department of Transportation, Series 2 (RB)
470,000	5.00%, 07/01/27 (c)	555,860
100,000	5.00%, 07/01/27 (c)	119,520
	Wisconsin Department of Transportation, Series A (RB)
1,160,000	5.00%, 07/01/24 (c)	1,328,560
510,000	5.00%, 07/01/24 (c)	586,923
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
1,000,000	4.00%, 05/15/26 (c)	1,052,220
1,500,000	4.00%, 05/15/26 (c)	1,555,590
450,000	5.00%, 11/01/24 (c)	508,009
35,000	5.00%, 05/15/26 (c)	40,866
280,000	5.00%, 05/15/26 (c)	328,969
100,000	5.00%, 05/15/26 (c)	116,038
500,000	Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. (RB) 4.00%, 08/15/27 (c)	533,500
125,000	Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 5.00%, 04/01/27 (c)	142,289
155,000	Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Series A (RB) 5.00%, 11/15/24 (c)	177,436
1,000,000	Wisconsin Health and Educational Facilities Authority, ProHealth Care, Inc. Obligated Group (RB) 3.38%, 08/15/24 (c)	1,011,330
855,000	Wisconsin Health and Educational Facilities Authority, Series B (RB) 3.15%, 09/01/25 (c)	855,983
		27,134,146
Total Municipal Bonds (Cost: $1,710,206,668)		1,721,216,365

Number of Shares
MONEY MARKET FUND: 0.0% (Cost: $127,076)
127,076	Dreyfus Government Cash Management Fund - Institutional Shares	127,076
Total Investments: 98.9% (Cost: $1,710,333,744)		1,721,343,441
Other assets less liabilities: 1.1%		19,399,887
NET ASSETS: 100.0%		$1,740,743,328

Definitions:

ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	6.5%	$111,407,461
Health Care	6.5	111,005,082
Housing	0.9	14,726,843
Industrial Revenue	0.4	6,362,485
Leasing	7.3	126,474,027
Local	17.5	301,805,754
Power	5.1	88,078,353
Solid Waste/Resource Recovery	0.1	2,302,992
Special Tax	10.9	187,988,779
State	20.5	352,834,965
Tobacco	0.7	12,049,893
Transportation	13.2	226,737,801
Water & Sewer	10.4	179,441,930
Money Market Fund	0.0	127,076
	100.0%	$1,721,343,441

The summary of inputs used to value the Fund’s investments as of January 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$1,721,216,365	$—	$1,721,216,365
Money Market Fund	127,076	—	—	127,076
Total	$127,076	$1,721,216,365	$—	$1,721,343,441

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Schedules of Investments

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2019 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 99.0%
Alabama: 1.5%
$250,000	Alabama Federal Aid Highway Finance Authority (RB) 5.00%, 09/01/27 (c)	$290,630
235,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 4.00%, 09/01/27 (c)	248,094
260,000	Infirmary Health System, Inc., Series A (RB) 4.00%, 02/01/26 (c)	246,418
85,000	Lower Alabama Gas District, Series A (RB) 5.00%, 09/01/46	99,433
210,000	Tuscaloosa City Board of Education (RB) 4.00%, 08/01/26 (c)	213,677
	UAB Medicine Finance Authority (RB)
110,000	4.00%, 09/01/26 (c)	113,482
280,000	4.00%, 03/01/27 (c)	283,856
220,000	5.00%, 09/01/26 (c)	242,865
260,000	Water Works Board of the City of Birmingham, Series B (RB) 5.00%, 01/01/27 (c)	290,729
		2,029,184
Alaska: 0.2%
215,000	Municipality Of Anchorage, Senior Lien, Series A (RB) 4.00%, 12/01/24 (c)	218,231
Arizona: 1.0%
225,000	Arizona Health Facilities Authority, Series A (RB) 5.00%, 01/01/24 (c)	242,937
215,000	City of Phoenix Civic Improvement Corp., Series D (RB) 4.00%, 07/01/27 (c)	221,343
350,000	Maricopa County Industrial Development Authority, Banner Health, Series A (RB) 4.00%, 01/01/27 (c)	362,236
250,000	Maricopa County Industrial Development Authority, Series A (RB) 5.00%, 01/01/27 (c)	281,030
220,000	Salt River Project Agricultural Improvement and Power District, Series A (RB) 5.00%, 06/01/25 (c)	246,110
		1,353,656
California: 17.4%
345,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series B (RB) 5.00%, 05/01/24 (c)	384,064
300,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series E (RB) 5.00%, 05/01/28 (c)	341,094
315,000	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) (AGM) 4.00%, 10/01/26 (c)	327,553
230,000	Anaheim Elementary School District (GO) 3.00%, 08/01/26 (c)	194,815
150,000	Anaheim Public Financing Authority (RB) 5.00%, 05/01/24 (c)	166,133
345,000	Antelope Valley Community College District (GO) 5.00%, 02/01/25 (c)	391,689
390,000	Bay Area Toll Authority, Series F-1 (RB) 5.00%, 04/01/24 (c)	427,003
220,000	Bay Area Toll Authority, Series S-6 (RB) 5.00%, 10/01/24 (c)	240,935
260,000	Beverly Hills Unified School District (GO) 0.00%, 08/01/26 (c) ^	115,739
250,000	California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	273,930
160,000	California Educational Facilities Authority, Series U-6 (RB) 5.00%, 05/01/45	207,166
	California Health Facilities Financing Authority, Series A (RB)
350,000	4.00%, 03/01/26 (c)	357,133
230,000	4.00%, 11/15/27 (c)	232,709
310,000	5.00%, 10/01/24 (c)	343,052
250,000	5.00%, 11/15/25 (c)	276,900
	California Health Facilities Financing Authority, Series B (RB)
300,000	4.00%, 11/15/26 (c)	308,478
125,000	4.00%, 11/15/26 (c)	127,001
350,000	5.00%, 11/15/26 (c)	397,197
415,000	California Infrastructure and Economic Development Bank, Series A (RB) 4.00%, 11/01/23 (c)	419,270
160,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 4.00%, 07/01/27 (c)	160,563
200,000	California Municipal Finance Authority, Orange County Civic Center Infrastructure Improvement Program - Phase I, Series A (RB) 4.00%, 06/01/27 (c)	205,122
350,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	378,511
	California State University, Series A (RB)
305,000	3.13%, 05/01/26 (c)	294,279
250,000	4.00%, 05/01/26 (c)	255,993
	California Statewide Communities Development Authority (RB)
200,000	4.00%, 08/01/23 (c)	201,062
120,000	4.00%, 07/01/24 (c)	121,102
300,000	California Statewide Communities Development Authority, Adventist Health System/West, Series A (RB) 5.00%, 03/01/28 (c)	337,452
155,000	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB) 5.00%, 07/01/24 (c)	168,429
	California Statewide Communities Development Authority, John Muir Health, Series A (RB)
150,000	4.00%, 08/15/26 (c)	150,483
20,000	4.00%, 08/15/26 (c)	20,299
125,000	California Statewide Communities Development Authority, Los Angeles Jewish Home For The Aging, Series A (RB) 5.00%, 08/01/22 (c)	138,391
405,000	Centinela Valley Union High School District, Series B (GO) (AGM) 4.00%, 08/01/26 (c)	416,445
275,000	Cerritos Community College District, Series A (GO) 5.00%, 08/01/24 (c)	310,373
155,000	City of Los Angeles, Department of Airports, Series B (RB) 5.00%, 05/15/25 (c)	176,711
340,000	City of Los Angeles, Wastewater System, Series A (RB) 4.00%, 06/01/25 (c)	349,948
205,000	County of Santa Clara, Series C (GO) 3.00%, 08/01/27 (c)	194,514
195,000	Cupertino Union School District, Series C (GO) 4.00%, 08/01/26 (c)	203,336
300,000	Department of Veterans Affairs of the State of California, Home Purchase Program, Series B (RB) 3.38%, 06/01/26 (c)	282,444
290,000	East Bay Municipal Utility District, Water System, Series B (RB) 4.00%, 06/01/25 (c)	298,317
370,000	Eastern Municipal Water District, Wastewater Revenue, Series A (RB) 5.00%, 07/01/26 (c)	418,625
170,000	Elk Grove Unified School District (CP) 3.13%, 02/01/26 (c)	152,153
130,000	Glendale Community College District, Series A (GO) 4.00%, 08/01/27 (c)	134,564
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB)
475,000	5.00%, 06/01/25 (c)	521,018
125,000	5.00%, 06/01/25 (c)	137,786
185,000	Hayward Area Recreation and Park District, Series A (GO) 4.00%, 08/01/27 (c)	191,469
105,000	Imperial Irrigation District, Electric System, Series B-2 (RB) 5.00%, 11/01/26 (c)	118,658
165,000	Imperial Irrigation District, Electric System, Series C (RB) 5.00%, 05/01/26 (c)	187,993
185,000	Kaweah Delta Health Care District, Series B (RB) 5.00%, 06/01/25 (c)	198,659
215,000	Livermore Valley Joint Unified School District/CA (GO) 3.00%, 08/01/26 (c)	181,118
100,000	Los Angeles Community College District, Series J (GO) 4.00%, 08/01/27 (c)	105,679
	Los Angeles Department of Water and Power, Series A (RB)
335,000	5.00%, 07/01/24 (c)	374,594
105,000	5.00%, 01/01/26 (c)	118,151
300,000	5.00%, 01/01/26 (c)	335,589
340,000	5.00%, 01/01/26 (c)	382,813
540,000	5.00%, 01/01/27 (c)	622,496
275,000	Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/27 (c)	314,721
	Los Angeles Unified School District, Series A (GO)
200,000	4.00%, 07/01/25 (c)	205,806
335,000	5.00%, 07/01/25 (c)	380,898
200,000	Marin Healthcare District, Series A (GO) 4.00%, 08/01/25 (c)	206,938
330,000	Metropolitan Water District of Southern California, Series A (RB) 5.00%, 07/01/25 (c)	376,467
530,000	Miracosta Community College District (GO) 4.00%, 08/01/27 (c)	553,050
100,000	Montebello Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	102,013
110,000	Oakland Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	125,747
380,000	Oxnard School District (GO) 4.00%, 08/01/27 (c)	389,967
110,000	Peralta Community College District (GO) 4.00%, 08/01/25 (c)	114,205
125,000	Port of Los Angeles, Harbor Department, Series B (RB) 5.00%, 08/01/24 (c)	142,388
250,000	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 4.00%, 10/01/25 (c)	259,163
265,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/26 (c)	295,019
250,000	Regents of the University of California, Series AR (RB) 4.00%, 05/15/26 (c)	261,895
370,000	Riverside County Public Financing Authority (RB) 4.13%, 11/01/25 (c)	384,008
150,000	San Diego County Regional Transportation Commission, Series A (RB) 4.75%, 04/01/24 (c)	164,861
250,000	San Diego Unified School District, Series G (GO) 4.00%, 07/01/25 (c)	256,680
	San Diego Unified School District, Series I (GO)
380,000	0.00%, 07/01/25 (c) ^	168,017
385,000	0.00%, 07/01/25 (c) ^	187,210
215,000	3.13%, 07/01/27 (c)	193,517
595,000	4.00%, 07/01/27 (c)	615,617
230,000	San Francisco Bay Area Rapid Transit District (GO) 4.00%, 08/01/27 (c)	244,996
150,000	San Francisco Municipal Transportation Agency (RB) 4.00%, 03/01/27 (c)	155,294
250,000	Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB) 3.00%, 05/15/25 (c)	231,855
100,000	Santa Clara Valley Transportation Authority, Series A (RB) 5.00%, 04/01/25 (c)	114,799
	State of California, Various Purpose (GO)
105,000	4.00%, 09/01/26 (c)	108,535
800,000	4.50%, 12/01/23 (c)	848,328
400,000	5.00%, 10/01/24 (c)	444,192
590,000	5.00%, 09/01/26 (c)	665,154
240,000	Victor Valley Community College District (GO) 4.00%, 08/01/26 (c)	246,773
235,000	West Hollywood Public Financing Authority (RB) 4.00%, 04/01/26 (c)	243,505
		23,378,618
Colorado: 2.1%
220,000	Adams and Weld Counties, School District No. 27J (GO) (SAW) 5.00%, 12/01/25 (c)	254,008
230,000	City and County of Denver, Board of Water Commissioners, Series B (RB) 4.00%, 09/15/27 (c)	238,846
285,000	City and County of Denver, Colorado Certificates of Participation, Series A (CP) 4.00%, 06/01/26 (c)	291,717
240,000	City of Aurora, Water Revenue, First Lien (RB) 2.00%, 08/01/19 (c)	211,128
120,000	City of Colorado Springs, Utilities System, Series A (RB) 4.00%, 11/15/25 (c)	122,449
320,000	Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A (RB) 4.00%, 05/15/28 (c)	325,203
280,000	Colorado Health Facilities Authority, Children Hospital, Series A (RB) 5.00%, 06/01/26 (c)	309,394
225,000	Colorado Health Facilities Authority, Vail Valley Center Project (RB) 4.00%, 01/15/26 (c)	226,490
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	265,055
250,000	5.00%, 12/31/24 (c)	265,870
110,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/23 (c)	120,541
230,000	University of Colorado (RB) 4.00%, 06/01/28 (c)	243,393
		2,874,094
Connecticut: 1.1%
300,000	Connecticut Housing Finance Authority (RB) 4.00%, 05/15/27 (c)	301,749
100,000	Connecticut Housing Finance Authority, Series A-1 (RB) 3.50%, 05/15/25 (c)	95,223
15,000	Connecticut Housing Finance Authority, Series C-1 (RB) 3.50%, 11/15/24 (c)	15,410
250,000	Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 5.00%, 06/01/26 (c)	274,882
220,000	Metropolitan District, Clean Water Project, Series A (RB) 5.00%, 11/01/24 (c)	241,943
230,000	State of Connecticut Health and Educational Facilities Authority, Quinnipiac University, Series L (RB) 4.13%, 07/01/25 (c)	235,555
215,000	State of Connecticut, State Revolving Fund, Series A (RB) 5.00%, 05/01/27 (c)	247,878
		1,412,640
Delaware: 0.1%
150,000	County of New Castle (GO) 4.00%, 04/01/27 (c)	155,018
District of Columbia: 1.7%
145,000	District of Columbia (RB) 5.00%, 04/01/27 (c)	164,719
250,000	District of Columbia, Children’s Hospital Obligated Group (RB) 5.00%, 01/15/26 (c)	272,300
	District of Columbia, Series A (GO)
310,000	4.00%, 06/01/27 (c)	325,918
250,000	5.00%, 06/01/27 (c)	288,175
350,000	District of Columbia, Series D (GO) 5.00%, 12/01/26 (c)	402,983
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series A (RB)
230,000	3.25%, 04/01/26 (c)	223,889
100,000	5.00%, 04/01/26 (c)	113,069
475,000	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB) 5.00%, 04/01/22 (c)	490,789
		2,281,842
Florida: 4.3%
345,000	Central Florida Expressway Authority (RB) 4.00%, 07/01/27 (c)	353,666
250,000	City of Jacksonville, Series A (RB) 5.25%, 10/01/27 (c)	283,860
	City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA)
170,000	3.00%, 07/01/26 (c)	151,931
200,000	3.25%, 07/01/26 (c)	178,968
255,000	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB) 4.00%, 12/01/25 (c)	248,709
345,000	City of Tampa, Baycare Health System, Series A (RB) 4.00%, 05/15/26 (c)	345,849
805,000	County of Miami-Dade (RB) 4.00%, 10/01/26 (c)	829,255
	County of Miami-Dade, Water and Sewer System (RB)
360,000	4.00%, 10/01/27 (c)	374,965
210,000	4.00%, 10/01/27 (c)	214,496
140,000	County of Miami-Dade, Water and Sewer System, Series B (RB) 3.13%, 10/01/27 (c)	126,122
125,000	Greater Orlando Aviation Authority (RB) 5.00%, 10/01/26 (c)	140,080
	Halifax Hospital Medical Center (RB)
260,000	3.75%, 06/01/26 (c)	251,945
110,000	5.00%, 06/01/26 (c)	119,391
140,000	JEA Electric System, Series Three A (RB) 3.75%, 04/01/20 (c)	137,176
160,000	Miami Beach Redevelopment Agency, Historic Convention Village, Series B (AGM) (TA) 5.00%, 02/01/24 (c)	177,709
135,000	Miami Beach Redevelopment Agency, Series A (AGM) (TA) 5.00%, 02/01/24 (c)	151,216
	Miami-Dade County Educational Facilities Authority, Series A (RB)
240,000	4.00%, 04/01/25 (c)	245,321
465,000	5.00%, 04/01/25 (c)	504,609
265,000	Orange County Health Facilities Authority (RB) 4.00%, 10/01/26 (c)	266,206
355,000	Palm Beach County, Public Improvement (RB) 5.00%, 12/01/25 (c)	410,355
260,000	State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series A (GO) 3.25%, 07/01/27 (c)	255,086
		5,766,915
Georgia: 1.3%
260,000	Burke County Development Authority, Series D (RB) 4.13%, 02/01/28 (c)	253,568
150,000	County of Paulding, Water and Sewerage Revenue (RB) 3.00%, 12/01/26 (c)	124,730
90,000	Dahlonega Downtown Development Authority (RB) 3.13%, 07/01/23 (c)	80,855
350,000	Georgia Higher Education Facilities Authority, USG Real Estate Foundation I, LLC Project (RB) 4.13%, 06/15/25 (c)	363,622
150,000	Georgia Housing and Finance Authority (RB) 3.55%, 12/01/26 (c)	143,829
150,000	Georgia Housing and Finance Authority, Series A-1 (RB) 3.20%, 12/01/25 (c)	142,706
	Georgia Housing and Finance Authority, Series B-1 (RB)
115,000	3.35%, 12/01/25 (c)	107,330
120,000	3.35%, 12/01/25 (c)	111,978
165,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/25 (c)	167,067
150,000	Private Colleges and Universities Authority, Emory University, Series B (RB) 3.00%, 10/01/24 (c)	132,311
100,000	State of Georgia, Series A (GO) 3.00%, 02/01/27 (c)	94,520
		1,722,516
Hawaii: 0.2%
130,000	City and County of Honolulu, Series A (GO) 5.00%, 10/01/25 (c)	147,597
100,000	State of Hawaii, Series FB (GO) 3.00%, 04/01/26 (c)	95,458
		243,055
Idaho: 0.2%
190,000	Idaho Health Facilities Authority, Series A (RB) 5.00%, 03/01/24 (c)	203,872
Illinois: 4.8%
100,000	Chicago Board of Education (ST) 6.00%, 04/01/27 (c)	114,023
250,000	Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/26 (c)	269,803
	Chicago O’Hare International Airport (RB)
250,000	5.00%, 01/01/27 (c)	271,207
150,000	5.00%, 01/01/27 (c)	162,725
	Chicago O’Hare International Airport, Series C (RB)
165,000	5.00%, 01/01/26 (c)	182,196
150,000	5.00%, 01/01/27 (c)	165,531
255,000	Chicago O’Hare International Airport, Series D (RB) 5.00%, 01/01/27 (c)	279,556
500,000	Chicago Transit Authority, Second Lien (RB) (AGM) 5.00%, 12/01/26 (c)	537,010
510,000	City of Chicago, O’Hare International Airport, Senior Lien, Series D (RB) 5.00%, 01/01/25 (c)	552,478
350,000	City of Chicago, Series A (GO) 6.00%, 01/01/27 (c)	391,506
	City of Chicago, Water Revenue, Second Lien (RB)
405,000	5.00%, 11/01/24 (c)	439,401
250,000	5.00%, 11/01/27 (c)	277,707
	County of Cook (RB)
150,000	4.00%, 11/15/27 (c)	154,476
160,000	4.00%, 11/15/27 (c)	163,099
100,000	County of Will (GO)
	4.00%, 11/15/25 (c)	104,167
355,000	Illinois Finance Authority, DePaul University, Series A (RB) 3.00%, 10/01/26 (c)	314,647
510,000	Illinois Finance Authority, Mercy Health Corp. (RB) 5.00%, 06/01/26 (c)	543,079
300,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 4.13%, 11/15/25 (c)	304,332
140,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/25 (c)	157,046
360,000	Illinois State Toll Highway Authority (RB) 5.00%, 01/01/26 (c)	397,433
630,000	State of Illinois, Series A (GO) 5.00%, 05/01/28 (c)	649,234
		6,430,656
Indiana: 0.9%
240,000	Indiana Finance Authority, Stadium Project, Series A (RB) 5.25%, 08/01/25 (c)	280,262
190,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 07/01/26 (c)	212,127
120,000	Richmond Hospital Authority, Reid Hospital Project, Series A (RB) 5.00%, 01/01/25 (c)	129,995
515,000	Trustees of Indiana University, Series A (RB) 4.00%, 06/01/25 (c)	533,870
		1,156,254
Iowa: 0.5%
	Iowa Higher Education Loan Authority (RB)
300,000	5.00%, 12/01/26 (c)	341,109
250,000	5.00%, 12/01/26 (c)	285,380
		626,489
Kansas: 0.9%
200,000	Johnson and Miami Counties Unified School District No. 230 Spring Hills (GO) 4.00%, 09/01/26 (c)	209,652
180,000	Johnson County, Series A (GO) 4.00%, 09/01/27 (c)	191,000
	Sedgwick County Unified School District No. 260 (GO)
150,000	4.00%, 10/01/26 (c)	155,063
300,000	5.00%, 10/01/26 (c)	335,031
225,000	Shawnee County Unified School District No. 501 (GO) 4.00%, 08/01/22 (c)	227,801
125,000	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/27 (c)	145,521
		1,264,068
Kentucky: 1.2%
500,000	Commonwealth of Kentucky, Certificates of Participation, Series A (CP) 4.00%, 04/15/28 (c)	503,425
600,000	Kentucky Bond Development Corp., Lexington Center Corp. Project (RB) 4.00%, 09/01/28 (c)	594,312
	Louisville and Jefferson County, Metropolitan Sewer District, Series A (RB)
225,000	3.00%, 11/15/25 (c)	195,761
235,000	3.25%, 11/15/26 (c)	211,072
140,000	University of Kentucky, Series A (RB) 3.25%, 04/01/25 (c)	133,357
		1,637,927
Louisiana: 2.0%
235,000	East Baton Rouge Sewerage Commission, Series B (RB) 4.00%, 02/01/25 (c)	241,488
140,000	Louisiana Local Government Environmental Facilities and Community Development Authority, East Baton Rouge Commission Project, Series A (RB) 5.00%, 02/01/24 (c)	153,707
230,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB) 4.00%, 10/01/27 (c)	230,660
	Louisiana Public Facilities Authority, Louisiana State University Nicholson Gateway Project (RB)
315,000	5.00%, 07/01/26 (c)	334,183
340,000	5.00%, 07/01/26 (c)	363,627
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB)
230,000	4.00%, 05/15/27 (c)	230,150
280,000	4.25%, 05/15/25 (c)	287,126
240,000	New Orleans Aviation Board, North Terminal Project, Series A (RB) 5.00%, 01/01/27 (c)	265,723
500,000	State of Louisiana, Gasoline and Fuels Tax Revenue, Series A (RB) 4.50%, 05/01/25 (c)	531,830
		2,638,494
Maine: 0.2%
250,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/27 (c)	290,312
Maryland: 1.7%
190,000	City of Baltimore, Water Projects, Series A (RB) 5.00%, 01/01/25 (c)	209,711
250,000	County of Baltimore (GO) 4.00%, 03/01/28 (c)	260,125
115,000	Maryland Health and Higher Educational Facilities Authority (RB) 4.00%, 07/01/24 (c)	117,409
270,000	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center Issue, Series A (RB) 4.00%, 07/01/26 (c)	267,157
	Maryland Health and Higher Educational Facilities Authority, Series A (RB)
260,000	4.00%, 05/15/27 (c)	264,394
220,000	5.00%, 07/01/26 (c)	239,683
150,000	Maryland Health and Higher Educational Facilities Authority, Series D (RB) 4.00%, 01/01/28 (c)	152,019
100,000	Prince George’s County (CP) 3.25%, 10/01/27 (c)	91,426
270,000	Trinity Health Credit Group, Maryland Health and Higher Educational Facility, Series MD (RB) 4.00%, 06/01/27 (c)	273,618
390,000	Washington Suburban Sanitary Commission (GO) 4.00%, 06/01/24 (c)	400,998
		2,276,540
Massachusetts: 5.0%
175,000	Boston Water and Sewer Commission, Series A (RB) 3.63%, 11/01/24 (c)	170,830
160,000	Boston Water and Sewer Commission, Series B (RB) 3.00%, 11/01/23 (c)	135,486
275,000	Commonwealth of Massachusetts (GO) 5.00%, 04/01/27 (c)	311,127
315,000	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/28 (c)	359,569
430,000	Commonwealth of Massachusetts, Series A (GO) 5.00%, 03/01/24 (c)	473,813
	Commonwealth of Massachusetts, Series E (GO)
120,000	3.00%, 04/01/25 (c)	104,242
275,000	3.25%, 09/01/25 (c)	259,061
440,000	4.00%, 04/01/25 (c)	448,408
375,000	4.00%, 09/01/25 (c)	383,482
295,000	4.00%, 09/01/25 (c)	302,543
245,000	Commonwealth of Massachusetts, Series G (GO) 3.00%, 09/01/26 (c)	210,575
230,000	Commonwealth of Massachusetts, Series J (GO) 4.00%, 12/01/26 (c)	235,428
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/27 (c)	112,782
250,000	Massachusetts Development Finance Agency (RB) 4.00%, 10/01/27 (c)	258,295
250,000	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB) 4.00%, 07/01/26 (c)	249,993
200,000	Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	210,236
	Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Series N (RB)
200,000	5.00%, 12/01/26 (c)	221,236
290,000	5.00%, 12/01/26 (c)	328,660
300,000	Massachusetts Development Finance Agency, Lahey Health System Obligated Group Issue, Series F (RB) 5.00%, 08/15/25 (c)	321,720
280,000	Massachusetts Development Finance Agency, Series D (RB) 5.00%, 07/01/25 (c)	296,979
250,000	Massachusetts Development Finance Agency, Suffolk University (RB) 4.00%, 07/01/27 (c)	241,190
565,000	Massachusetts School Building Authority, Series C (RB) 5.00%, 08/15/25 (c)	635,484
290,000	Massachusetts Water Resources Authority, Series C (RB) 4.00%, 08/01/26 (c)	306,136
150,000	Massachusetts Water Resources Authority, Series D (RB) 3.00%, 08/01/26 (c)	130,277
		6,707,552
Michigan: 2.2%
250,000	Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C (RB) 5.00%, 07/01/26 (c)	279,035
390,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	427,413
220,000	Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/26 (c)	245,467
	Michigan Finance Authority (RB)
150,000	4.00%, 06/01/27 (c)	151,158
500,000	5.00%, 06/01/22 (c)	535,330
	Michigan Finance Authority, Henry Ford Health System (RB)
225,000	4.00%, 11/15/26 (c)	222,014
110,000	4.00%, 11/15/26 (c)	112,508
225,000	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB) 5.00%, 07/01/24 (c)	241,607
410,000	Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB) 4.00%, 06/01/25 (c)	415,937
100,000	Michigan State Housing Development Authority, Series A (RB) 3.70%, 12/01/25 (c)	100,411
190,000	Wayne County Airport Authority, Series A (RB) 5.00%, 12/01/27 (c)	211,926
		2,942,806
Minnesota: 0.3%
300,000	State of Minnesota, Series A (RB) 5.00%, 06/01/23 (c)	329,580
Mississippi: 0.2%
220,000	State of Mississippi (GO) 4.00%, 10/01/27 (c)	230,151
Missouri: 0.7%
130,000	Health and Educational Facilities Authority of the State of Missouri, Series A (RB) 5.00%, 10/01/25 (c)	146,838
235,000	Health and Educational Facilities Authority of the State of Missouri, Series C (RB) 4.00%, 11/15/27 (c)	242,908
250,000	Health and Educational Facilities Authority of the State of Missouri, Series F (RB) 4.00%, 11/15/24 (c)	252,303
315,000	Health and Educational Facilities Authority, Series C (RB) 4.00%, 07/01/26 (c) (p)	321,886
		963,935
Montana: 0.1%
165,000	Gallatin County High School District No. 7, Series A (GO) 4.00%, 06/01/27 (c)	175,080
Nebraska: 0.5%
505,000	Nebraska Public Power District, Series A-2 (RB) 5.00%, 01/01/22 (c)	540,486
210,000	Sarpy County Hospital Authority No. 1 (RB) 3.00%, 05/15/26 (c)	175,304
		715,790
Nevada: 0.6%
390,000	Carson City, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	413,123
200,000	Las Vegas Convention and Visitors Authority, Series C (RB) 4.00%, 07/01/26 (c)	201,526
100,000	Las Vegas Redevelopment Agency (TA) 5.00%, 06/15/26 (c)	107,840
135,000	Las Vegas Valley Water District, Series A (GO) 4.00%, 02/01/27 (c)	141,190
		863,679
New Hampshire: 0.4%
265,000	New Hampshire Municipal Bond Bank, Series B (RB) 4.00%, 08/15/27 (c)	274,561
200,000	New Hampshire Municipal Bond Bank, Series D (RB) 4.00%, 08/15/26 (c)	208,480
		483,041
New Jersey: 2.4%
	Atlantic County Improvement Authority, Series A (RB) (AGM)
140,000	3.25%, 07/01/26 (c)	127,940
165,000	4.00%, 07/01/26 (c)	168,637
320,000	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 04/01/28 (c)	339,779
	New Jersey Health Care Facilities Financing Authority, Series A (RB)
150,000	4.00%, 07/01/27 (c)	158,103
130,000	5.00%, 07/01/24 (c)	140,794
235,000	New Jersey Transportation Trust Fund Authority, Series A (RB) 5.00%, 12/15/28 (c)	252,994
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
485,000	4.75%, 06/15/25 (c)	501,931
100,000	5.00%, 06/15/24 (c)	104,094
210,000	New Jersey Turnpike Authority (RB) 4.00%, 01/01/28 (c)	214,738
100,000	New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/28 (c)	113,273
215,000	New Jersey Turnpike Authority, Series E (RB) 5.00%, 01/01/25 (c)	236,405
	Rutgers, State University of New Jersey, Series M (RB)
290,000	3.13%, 05/01/21 (c)	277,550
105,000	3.13%, 05/01/21 (c)	99,354
500,000	Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/28 (c)	499,375
		3,234,967
New York: 15.4%
	Brooklyn Arena Local Development Corp., Series A (RB) (AGM)
110,000	3.00%, 01/15/27 (c)	95,591
140,000	3.00%, 01/15/27 (c)	131,361
	Build NYC Resource Corp., New York Law School Project (RB)
240,000	4.00%, 01/01/26 (c)	221,909
500,000	5.00%, 01/01/26 (c)	525,895
	City of New York, Series B-1 (GO)
200,000	5.00%, 10/01/27 (c)	229,308
100,000	5.00%, 10/01/27 (c)	115,725
125,000	County of Nassau, Series C (GO) 5.00%, 04/01/26 (c)	137,358
115,000	Dutchess County Local Development Corp. (RB) 5.00%, 07/01/25 (c)	129,385
255,000	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	278,720
	Hudson Yards Infrastructure Corp., Series A (RB)
500,000	4.00%, 02/15/27 (c)	514,890
1,160,000	5.00%, 02/15/27 (c)	1,305,081
215,000	Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Series A (RB) 4.00%, 11/01/27 (c)	201,483
300,000	Long Island Power Authority (RB) 5.00%, 09/01/27 (c)	336,147
250,000	Metropolitan Transportation Authority (RB) 4.00%, 05/15/28 (c)	251,338
300,000	Metropolitan Transportation Authority, Series A (RB) 5.00%, 05/15/25 (c)	327,990
285,000	Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 05/15/26 (c)	316,116
	Metropolitan Transportation Authority, Series B (RB)
130,000	5.00%, 05/15/24 (c)	139,645
155,000	5.25%, 05/15/25 (c)	171,177
250,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.25%, 11/15/26 (c)	277,402
250,000	Metropolitan Transportation Authority, Series D-1 (RB) 5.25%, 11/15/24 (c)	280,482
	MTA Hudson Rail Yards Trust, Series A (RB)
500,000	5.00%, 11/15/19 (c)	509,115
145,000	5.00%, 11/15/23 (c)	155,282
255,000	New York City Housing Development Corp., Series D (RB) 3.65%, 02/01/25 (c)	248,566
250,000	New York City Housing Development Corp., Sustainable Neighborhood Bonds, Series G-1 (RB) 3.75%, 11/01/25 (c)	240,515
215,000	New York City Municipal Water Finance Authority, Series A (RB) 3.00%, 06/15/26 (c)	203,515
375,000	New York City Municipal Water Finance Authority, Series BB-2 (RB) 5.00%, 06/15/25 (c)	417,225
170,000	New York City Municipal Water Finance Authority, Series CC-1 (RB) 4.00%, 12/15/26 (c)	177,698
400,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series AA (RB) 5.00%, 06/15/24 (c)	443,112
105,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series CC (RB) 4.00%, 06/15/24 (c)	107,492
120,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series DD (RB) 5.00%, 06/15/24 (c)	135,677
	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB)
175,000	4.00%, 06/15/27 (c)	182,194
375,000	5.00%, 06/15/24 (c)	423,990
205,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB) 5.00%, 06/15/25 (c)	230,225
235,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 4.00%, 01/15/26 (c)	239,850
	New York City Transitional Finance Authority, Future Tax Secured Revenue (RB)
315,000	4.00%, 05/01/26 (c)	324,781
400,000	4.00%, 08/01/27 (c)	412,800
250,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A-1 (RB) 5.00%, 08/01/25 (c)	281,650
500,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A-3 (RB) 5.00%, 08/01/27 (c)	568,450
500,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series B-1 (RB) 5.00%, 08/01/24 (c)	559,955
250,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series E-1 (RB) 5.00%, 02/01/27 (c)	286,632
285,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series F-1 (RB) 5.00%, 05/01/27 (c)	321,451
	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series F-3 (RB)
175,000	3.00%, 02/01/26 (c)	159,443
245,000	3.00%, 02/01/26 (c)	225,010
	New York State Dormitory Authority (RB)
375,000	4.00%, 07/01/26 (c)	391,867
200,000	4.00%, 07/01/26 (c)	207,928
800,000	4.00%, 03/15/27 (c)	820,048
205,000	4.00%, 07/01/27 (c)	216,074
550,000	5.00%, 03/15/24 (c)	618,420
180,000	5.00%, 09/15/25 (c)	204,334
420,000	5.00%, 01/01/27 (c)	466,553
150,000	5.00%, 03/15/27 (c)	168,699
390,000	5.00%, 07/01/28 (c)	449,026
235,000	5.00%, 07/01/28 (c)	271,813
	New York State Dormitory Authority, Series A (RB)
250,000	4.00%, 03/15/27 (c)	256,265
155,000	5.00%, 03/15/24 (c)	172,231
600,000	5.00%, 07/01/28 (c)	696,648
135,000	New York State Dormitory Authority, Series C (RB) 5.00%, 03/15/24 (c)	150,760
195,000	New York State Housing Finance Agency, Series M (RB) 3.75%, 11/01/26 (c)	188,001
385,000	New York State Thruway Authority, Series J (RB) 5.00%, 01/01/24 (c)	422,472
115,000	New York State Urban Development Corp., State Personal Income, Series A (RB) 5.00%, 09/15/25 (c)	129,289
450,000	Port Authority of New York and New Jersey, Series 194 (RB) 5.00%, 10/15/25 (c)	509,764
190,000	State of New York Mortgage Agency, Series 203 (RB) 3.50%, 04/01/26 (c)	180,707
	Triborough Bridge and Tunnel Authority, Series A (RB)
280,000	5.00%, 05/15/24 (c)	315,451
300,000	5.00%, 05/15/26 (c)	337,923
130,000	Triborough Bridge and Tunnel Authority, Series B-3 (RB) 5.00%, 11/15/25 (c)	148,408
160,000	Utility Debt Securitization Authority (RB) 5.00%, 12/15/25 (c)	184,318
310,000	Westchester County Local Development Corp., Medical Center (RB) 3.75%, 11/01/25 (c)	298,248
		20,646,878
North Carolina: 1.1%
140,000	Mecklenburg County, Series A (GO) 3.00%, 04/01/27 (c)	130,914
100,000	North Carolina Agricultural & Technical State University (RB) 5.00%, 10/01/25 (c)	113,014
265,000	North Carolina Capital Facilities Finance Agency (RB) 5.00%, 10/01/25 (c)	296,925
	North Carolina Housing Finance Agency (RB)
150,000	3.85%, 07/01/27 (c)	151,404
350,000	4.00%, 07/01/27 (c)	351,225
350,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	362,351
		1,405,833
Ohio: 2.4%
	American Municipal Power, Inc., Series A (RB)
190,000	4.00%, 02/15/26 (c)	191,739
220,000	5.00%, 02/15/26 (c)	240,981
240,000	City of Chillicothe, Hospital Facilities, Adena Health System Obligated Group Project (RB) 4.00%, 12/01/27 (c)	239,258
100,000	City of Cleveland, Airport System Revenue, Series B (RB) 5.00%, 07/01/28 (c)	110,749
100,000	Clermont County Port Authority, West Clermont Local School District Project (RB) 4.25%, 12/01/25 (c)	102,085
375,000	Columbus City School District (GO) 5.00%, 12/01/26 (c)	422,764
150,000	County of Allen, Mercy Health, Series A (RB) 5.00%, 11/01/24 (c)	161,361
260,000	County of Franklin (RB) 5.00%, 06/01/27 (c)	287,942
150,000	Euclid City School District, Series A (GO) (SD CRED PROG) 4.00%, 01/15/26 (c)	151,592
250,000	Hamilton County, Life Enriching Communities Project (RB) 5.00%, 01/01/26 (c)	255,110
190,000	North Royalton City School District (GO) 5.00%, 06/01/25 (c)	209,899
565,000	Northeast Ohio Regional Sewer District (RB) 5.00%, 11/15/24 (c)	629,613
215,000	Ohio Housing Finance Agency, Series D (RB) 3.63%, 09/01/26 (c)	204,241
		3,207,334
Oklahoma: 0.5%
250,000	Edmond Public Works Authority (RB) 4.00%, 07/01/27 (c)	256,168
350,000	Oklahoma Turnpike Authority (RB) 4.00%, 01/01/26 (c)	360,430
100,000	University of Oklahoma, Series C (RB) 4.00%, 07/01/25 (c)	103,722
		720,320
Oregon: 0.9%
335,000	City of Portland, Sewer System Revenue, Series B (RB) 4.00%, 10/01/24 (c)	345,546
190,000	Lake Oswego School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	198,911
295,000	Multnomah County School District No. 1J, Series B (GO) (SBG) 3.25%, 06/15/27 (c)	282,253
170,000	Oregon Health and Science University, Series B (RB) 4.00%, 07/01/26 (c)	176,093
240,000	Salem Hospital Facility Authority, Series A (RB) 4.00%, 05/15/26 (c)	242,712
		1,245,515
Pennsylvania: 4.3%
200,000	Berks County Industrial Development Authority (RB) 5.00%, 11/01/27 (c)	216,460
180,000	Chester County Health and Education Facilities Authority, Series A (RB) 4.00%, 10/01/27 (c)	183,161
140,000	Delaware County Authority, Series A (RB) 3.75%, 04/01/27 (c)	139,999
230,000	Geisinger Authority, Health System, Series A-2 (RB) 4.00%, 02/15/27 (c)	235,396
	Montgomery County Higher Education and Health Authority (RB)
145,000	5.00%, 12/01/24 (c)	149,159
110,000	5.00%, 09/01/28 (c)	123,705
150,000	Montgomery County Industrial Development Authority (RB) 5.00%, 11/15/26 (c)	162,036
240,000	Pennsylvania Economic Development Financing Authority (RB) 4.00%, 09/15/26 (c)	247,466
115,000	Pennsylvania Higher Educational Facilities Authority (RB) 4.00%, 08/15/25 (c)	116,650
	Pennsylvania Housing Finance Agency (RB)
195,000	3.20%, 10/01/25 (c)	177,027
250,000	3.65%, 04/01/27 (c)	246,093
250,000	3.90%, 10/01/26 (c)	252,300
455,000	4.00%, 10/01/26 (c)	456,470
	Pennsylvania Turnpike Commission (RB) (AGM)
125,000	4.00%, 12/01/26 (c)	127,590
250,000	4.00%, 12/01/27 (c)	255,593
115,000	5.00%, 12/01/24 (c)	125,025
150,000	5.00%, 12/01/27 (c)	166,469
155,000	5.00%, 12/01/27 (c)	171,893
	Pennsylvania Turnpike Commission, Series B (RB)
230,000	5.00%, 12/01/25 (c)	251,942
100,000	5.00%, 12/01/25 (c)	111,864
125,000	5.00%, 12/01/25 (c)	134,873
205,000	5.00%, 12/01/25 (c)	225,738
	Philadelphia Authority for Industrial Development (RB)
330,000	5.00%, 07/01/24 (c)	360,990
100,000	5.00%, 04/01/25 (c)	111,154
305,000	Philadelphia Gas Works Co., Fifteenth Series (RB) 5.00%, 08/01/27 (c)	334,832
170,000	Reading School District of Berks County (GO) (AGM) (SAW) 5.00%, 03/01/27 (c)	192,479
100,000	School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/26 (c)	110,708
220,000	State College Area School District (GO) (SAW) 5.00%, 03/15/25 (c)	244,913
145,000	West View Municipal Authority Water Revenue (RB) 4.00%, 11/15/24 (c)	148,860
		5,780,845
Rhode Island: 0.2%
310,000	Rhode Island Health and Educational Building Corp., Brown University Issue, Series A (RB) 4.00%, 09/01/27 (c)	326,321
South Carolina: 1.0%
100,000	Brookland-Cayce School District No. 2, Lexington County (GO) 3.00%, 03/01/26 (c)	90,208
195,000	Greenville Health System, Series B (RB) 5.00%, 05/01/24 (c)	211,903
100,000	Lexington County School District No. 2 (GO) 3.00%, 03/01/26 (c)	91,155
	South Carolina Public Service Authority, Series A (RB)
125,000	4.00%, 06/01/25 (c)	124,180
205,000	5.00%, 06/01/25 (c)	215,059
125,000	5.50%, 06/01/24 (c)	134,153
	South Carolina Public Service Authority, Series C (RB)
120,000	4.00%, 12/01/24 (c)	119,213
200,000	5.00%, 12/01/24 (c)	210,822
185,000	South Carolina Public Service Authority, Series E (RB) 5.25%, 12/01/25 (c)	197,998
		1,394,691
Tennessee: 1.5%
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
250,000	5.00%, 10/01/24 (c)	267,498
375,000	5.00%, 10/01/24 (c)	398,287
115,000	City of Memphis, Series B (GO) 4.13%, 04/01/24 (c)	119,684
230,000	County of Sullivan (GO) 4.00%, 05/01/26 (c)	235,810
125,000	Metropolitan Nashville Airport Authority, Series A (RB) 5.00%, 07/01/25 (c)	139,088
250,000	Sullivan County (GO) 3.75%, 05/01/26 (c)	241,328
585,000	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series B (RB) 5.00%, 11/01/25 (c)	661,360
		2,063,055
Texas: 10.3%
190,000	Aldine Independent School District (GO) 3.13%, 02/15/25 (c)	178,142
55,000	Bexar County, Combined Venue Tax (RB) (AGM) 3.75%, 08/15/24 (c)	55,188
650,000	Board of Regents of the University of Texas System, Series E (RB) 4.00%, 08/15/27 (c)	669,051
250,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 5.00%, 01/01/26 (c)	273,952
250,000	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB) 5.00%, 07/01/25 (c)	272,702
175,000	Central Texas Turnpike System, Series B (RB) 5.00%, 08/15/24 (c)	194,598
145,000	City of Arlington, Senior Lien Special Tax (AGM) (ST) 4.00%, 02/15/28 (c)	147,955
250,000	City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	278,760
110,000	City of Austin, Water and Wastewater System (RB) 5.00%, 05/15/24 (c)	121,627
190,000	City of Dallas (GO) (AGM) 3.25%, 02/15/27 (c)	182,455
200,000	City of Dallas, Waterworks and Sewer System, Series A (RB) 4.00%, 10/01/26 (c)	211,756
280,000	City of Denton (GO) 4.00%, 02/15/27 (c)	287,294
275,000	City of El Paso (GO) 4.00%, 08/15/26 (c)	282,070
440,000	City of Houston, Combined Utility System, First Lien, Series B (RB) 4.00%, 11/15/26 (c)	457,283
265,000	Cleburne Independent School District (GO) 5.00%, 02/15/26 (c)	297,160
	Collin County Community College District (GO)
150,000	3.50%, 08/15/22 (c)	148,428
300,000	3.50%, 08/15/24 (c)	299,904
220,000	County of Bexar (GO) 4.00%, 06/15/26 (c)	227,273
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
220,000	5.00%, 12/01/25 (c)	246,244
175,000	5.00%, 12/01/25 (c)	197,255
1,020,000	Frisco Independent School District (GO) 4.00%, 02/15/27 (c)	1,044,133
185,000	Harris County Cultural Education Facilities Finance Corp. (RB) 4.00%, 11/15/27 (c)	192,785
150,000	Harris County Toll Road Authority (RB) 4.00%, 02/15/28 (c)	157,185
340,000	Harris County, Senior Lien, Series A (RB) 5.00%, 08/15/26 (c)	381,388
215,000	Keller Independent School District (GO) 4.00%, 08/15/25 (c)	220,429
	Klein Independent School District (GO)
305,000	4.00%, 08/01/25 (c)	311,679
200,000	4.00%, 08/01/26 (c)	204,972
1,460,000	Leander Independent School District, Series A (GO) 0.00%, 08/16/26 (c) ^	578,919
100,000	Leander Independent School District, Series D (GO) 0.00%, 08/15/24 (c) ^	43,898
	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series A-1 (RB)
300,000	5.00%, 07/01/26 (c)	323,496
520,000	5.00%, 07/01/26 (c)	562,130
	North Texas Tollway Authority (RB)
290,000	4.00%, 01/01/26 (c)	296,496
345,000	5.00%, 01/01/23 (c)	372,772
160,000	Regents of the University of Texas, Series B (RB) 4.00%, 02/15/26 (c)	168,594
115,000	San Jacinto College District, Series B (GO) 3.38%, 02/15/26 (c)	111,731
450,000	State of Texas (GO) 5.00%, 10/01/24 (c)	503,707
325,000	State of Texas, Series D (GO) 4.00%, 05/15/25 (c)	331,685
115,000	Tarrant County Cultural Education Facilities Finance Corp. (RB) 4.00%, 05/15/26 (c)	116,592
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB)
360,000	2.25%, 02/15/20 (c)	342,997
220,000	4.00%, 08/15/26 (c)	221,850
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
150,000	5.00%, 08/15/24 (c)	159,233
290,000	5.00%, 08/15/24 (c)	310,828
	Texas Water Development Board (RB)
400,000	4.00%, 10/15/26 (c)	422,504
300,000	4.00%, 04/15/28 (c)	308,364
265,000	5.00%, 10/15/25 (c)	298,469
340,000	5.00%, 04/15/28 (c)	389,286
150,000	University of Houston (RB) 4.00%, 02/15/26 (c)	155,516
215,000	University of Texas, Series B (RB) 2.50%, 08/15/21 (c)	204,710
		13,765,445
Utah: 0.6%
	Utah County, IHC Health Services, Inc., Series B (RB)
210,000	3.00%, 05/15/26 (c)	177,860
350,000	4.00%, 05/15/24 (c)	353,804
220,000	Utah Transit Authority, Series A (RB) 5.00%, 06/15/25 (c)	249,260
		780,924
Vermont: 0.2%
220,000	Vermont Educational and Health Buildings Financing Agency, Series B (RB) 5.00%, 06/01/26 (c)	244,149
Virginia: 0.5%
260,000	Chesapeake Bay Bridge and Tunnel District (RB) (AGM) 5.00%, 07/01/26 (c)	293,244
	Virginia Commonwealth Transportation Board (RB)
105,000	3.00%, 05/15/26 (c)	95,984
150,000	3.25%, 05/15/28 (c)	142,484
195,000	Virginia Small Business Financing Authority, Hampton University (RB) 4.00%, 10/01/24 (c)	196,858
		728,570
Washington: 2.6%
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
190,000	5.00%, 11/01/25 (c)	213,153
230,000	5.00%, 11/01/25 (c)	263,159
450,000	City of Seattle, Municipal Light and Power Revenue, Series A (RB) 4.00%, 01/01/28 (c)	461,529
230,000	City of Seattle, Series C (RB) 4.00%, 09/01/27 (c)	240,419
290,000	King County Housing Authority (RB) 3.50%, 05/01/28 (c)	282,837
340,000	State of Washington, Series A (GO) 5.00%, 08/01/26 (c)	384,346
200,000	State of Washington, Various Purpose, Series A (GO) 5.00%, 08/01/27 (c)	230,112
195,000	Tacoma School District No. 10 (GO) (SBG) 5.25%, 12/01/24 (c)	225,266
475,000	University of Washington, Series A (RB) 4.00%, 12/01/26 (c)	495,121
435,000	Washington Health Care Facilities Authority (RB) 5.00%, 08/15/25 (c)	474,385
205,000	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 4.00%, 08/15/27 (c)	198,608
		3,468,935
West Virginia: 0.2%
	West Virginia Hospital Finance Authority (RB)
110,000	3.00%, 06/01/26 (c)	98,712
160,000	3.25%, 06/01/26 (c)	144,173
		242,885
Wisconsin: 1.4%
240,000	State of Wisconsin (GO) 5.00%, 05/01/25 (c)	273,276
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
275,000	4.00%, 05/15/26 (c)	276,543
410,000	4.50%, 05/15/26 (c)	431,012
205,000	Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 4.00%, 04/01/27 (c)	206,841
225,000	Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) 3.50%, 02/15/26 (c)	203,065
	Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series C (RB)
115,000	4.00%, 02/15/27 (c)	109,687
105,000	4.00%, 02/15/27 (c)	103,290
250,000	Wisconsin Housing and Economic Development Authority, Series D (RB) 3.30%, 09/01/25 (c)	242,033
		1,845,747
Wyoming: 0.2%
90,000	Wyoming Community Development Authority (RB) 3.70%, 06/01/24 (c)	89,369
160,000	Wyoming Municipal Power Agency, Inc., Series A (RB) 5.00%, 01/01/27 (c)	176,427
		265,796
Total Municipal Bonds: 99.0% (Cost: $134,148,100)		132,740,205
Other assets less liabilities: 1.0%		1,350,449
NET ASSETS: 100.0%		$134,090,654

Definitions:

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	10.6%	$14,032,323
Health Care	19.8	26,234,247
Housing	3.9	5,176,889
Industrial Revenue	0.3	353,001
Leasing	4.4	5,898,059
Local	13.1	17,428,173
Power	4.8	6,344,022
Special Tax	11.2	14,893,096
State	6.9	9,189,119
Tobacco	0.9	1,158,179
Transportation	13.3	17,729,614
Water & Sewer	10.8	14,303,483
	100.0%	$132,740,205

The summary of inputs used to value the Fund’s investments as of January 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Total Municipal Bonds*	$—	$132,740,205	$—	$132,740,205

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Schedules of Investments

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2019 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 98.7%
Alabama: 1.8%
$250,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/22	$278,587
125,000	Alabama Federal Aid Highway Finance Authority, Series B (RB) 5.00%, 09/01/23	142,844
325,000	Alabama Public School and College Authority, Series A (RB) 5.00%, 02/01/22	356,379
	Alabama Public School and College Authority, Series B (RB)
285,000	5.00%, 01/01/21	302,693
25,000	5.00%, 01/01/23	28,075
	Black Belt Energy Gas District, Series A (RB) (SAW)
400,000	4.00%, 09/01/23 (c) (p)	420,588
860,000	5.00%, 12/01/23	950,532
425,000	Jefferson County (RB) 5.00%, 09/15/22	469,276
105,000	State of Alabama, Series A (GO) 5.00%, 08/01/20	110,146
450,000	UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/23	510,210
		3,569,330
Alaska: 0.5%
750,000	Alaska Municipal Bond Bank Authority, Series 3 (RB) 4.00%, 12/01/21	793,642
125,000	Alaska Railroad Corp., Series B (RB) 5.00%, 08/01/23	140,328
		933,970
Arizona: 1.8%
15,000	Arizona Health Facilities, Banner Health, Series A (RB) 5.00%, 01/01/23	16,725
95,000	Arizona School Facilities Board, Series A (CP) 5.00%, 09/01/20	99,866
225,000	Board of Regents of Arizona, University Projects, Series A (CP) 5.00%, 06/01/22	248,105
250,000	City of Chandler (GO) 4.00%, 07/01/21	263,813
300,000	City of Glendale, Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/20	313,542
225,000	City of Phoenix (GO) 4.00%, 07/01/20	232,360
125,000	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB) 5.00%, 07/01/23	141,990
870,000	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System, Series B (RB)
	5.00%, 07/01/23	989,434
250,000	City of Phoenix Civic Improvement Corp., Series D (RB)
	5.00%, 07/01/23	284,210
250,000	City of Tucson, Water System Revenue (RB)
	5.00%, 07/01/21	269,398
50,000	Maricopa County High School District No. 210 (GO)
	5.00%, 07/01/22	55,406
250,000	Maricopa County Industrial Development Authority, Series A (RB)
	5.00%, 01/01/21	264,793
	Pima County (GO)
15,000	4.00%, 07/01/22	16,118
310,000	4.00%, 07/01/23	339,190
105,000	State of Arizona, Certificates of Participation (CP) 5.00%, 10/01/21	113,938
		3,648,888
California: 11.6%
100,000	ABAG Finance Authority for Nonprofit Corporations, Series A (RB) 5.00%, 08/01/21	108,554
250,000	Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	284,167
475,000	Bay Area Toll Authority, Series G (RB) 2.00%, 10/01/23 (c) (p)	475,836
500,000	Bay Area Toll Authority, Toll Bridge Revenue, Series E (RB) 2.00%, 10/01/20 (c) (p)	501,540
325,000	California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/22	353,077
360,000	California State Department of Water Resources, Central Valley Project (RB) 5.00%, 12/01/21	395,662
620,000	California State Department of Water Resources, Power Supply Revenue, Series O (RB) 5.00%, 05/01/21	667,790
85,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series E (RB) 5.00%, 09/01/20	89,490
1,215,000	California State Public Works Board, Series D (RB) 5.00%, 09/01/23	1,386,145
450,000	California State Public Works Board, Various Capital Projects, Series B (RB) 5.00%, 10/01/22	502,105
320,000	California State University, Series A (RB) 5.00%, 11/01/21	350,781
70,000	California State University, Series B-2 (RB) 4.00%, 05/01/21 (c) (p)	73,194
	California State, Various Purpose (GO)
600,000	5.00%, 09/01/23	685,650
250,000	5.00%, 10/01/23	286,310
275,000	City of Bakersfield, Wastewater Revenue, Series A (RB) 5.00%, 09/15/21	299,577
500,000	Contra Costa Transportation Authority Sales Tax, Series A (RB) 5.00%, 03/01/21	536,680
70,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/22	77,765
500,000	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) 5.00%, 06/01/22	550,720
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
700,000	5.00%, 06/01/21	746,137
1,000,000	5.00%, 06/01/23	1,108,340
250,000	Los Angeles Community College District, Series A (GO) 5.00%, 08/01/20	263,163
500,000	Los Angeles Community College District, Series J (GO) 3.00%, 08/01/23	530,445
10,000	Los Angeles County Metropolitan Transportation Authority, Series A (RB) 5.00%, 07/01/22	11,173
	Los Angeles Department of Water and Power, Series A (RB)
35,000	5.00%, 07/01/21	37,973
250,000	5.00%, 07/01/23	287,532
	Los Angeles Department of Water and Power, Series B (RB)
115,000	5.00%, 07/01/20	120,802
30,000	5.00%, 07/01/22	33,550
200,000	Los Angeles Department of Water and Power, Series D (RB) 5.00%, 07/01/22	223,526
	Los Angeles Unified School District, Series A (GO)
10,000	4.00%, 07/01/21	10,570
60,000	5.00%, 07/01/21	64,829
750,000	5.00%, 07/01/24	877,357
130,000	Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/23	148,560
	Los Angeles Unified School District, Series C (GO)
335,000	5.00%, 07/01/20	351,033
140,000	5.00%, 07/01/21	151,269
35,000	Metropolitan Water District of Southern California, Series E (RB) 5.00%, 07/01/21	37,999
1,000,000	Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,062,810
	Oakland Unified School District (GO) (AGM)
515,000	5.00%, 08/01/21	556,813
430,000	5.00%, 08/01/23	489,516
100,000	Orange County Sanitation District (RB) 5.00%, 02/01/24	116,877
10,000	Orange County, Coast Community College District, Series A (GO) 5.00%, 08/01/21	10,881
930,000	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 2.13%, 04/01/23 (c) (p)	936,835
15,000	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB) 5.00%, 11/01/22	16,932
420,000	Regents of the University of California, Series AO (RB) 5.00%, 05/15/21	453,911
100,000	Riverside County Transportation Commission, Series A (RB) 5.00%, 06/01/21	108,229
300,000	Sacramento County, Airport System, Series B (RB) 5.00%, 07/01/23	341,598
15,000	Sacramento County, Sanitation District Financial Authority, Series A (RB) 5.00%, 12/01/21	16,497
125,000	Sacramento Municipal Utility District, Series D (RB) 5.00%, 08/15/24	147,990
25,000	San Diego Public Facilities Financing Authority (RB) 5.00%, 05/15/22	27,867
20,000	San Diego Unified School District, Series R-3 (GO) 5.00%, 07/01/22	22,367
50,000	San Francisco Bay Area Rapid Transit District, Series C (GO) 4.00%, 08/01/21	53,211
100,000	San Francisco Community College District (GO) 5.00%, 06/15/24	117,408
10,000	San Francisco State Building Authority, Civic Center Complex, Series A (RB) 5.00%, 12/01/21	10,943
285,000	San Francisco Unified School District, Proposition A (GO) 2.00%, 06/15/22	289,281
	State of California, Various Purpose (GO)
300,000	4.00%, 11/01/24	334,974
25,000	5.00%, 03/01/20	25,913
100,000	5.00%, 08/01/20	105,052
300,000	5.00%, 09/01/21	325,230
500,000	5.00%, 09/01/21	542,050
145,000	5.00%, 08/01/22	161,311
265,000	5.00%, 09/01/22	295,401
450,000	5.00%, 10/01/22	502,785
500,000	5.00%, 09/01/23	571,375
1,000,000	5.00%, 09/01/23	1,142,750
100,000	5.00%, 03/01/24	115,400
300,000	Stockton Unified School District (GO) 5.00%, 08/01/23	343,569
1,000,000	University of California, Series AT (RB) 1.40%, 11/15/20 (c) (p)	989,770
		22,864,847
Colorado: 0.6%
125,000	Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 12/01/23	138,166
250,000	City of Aurora, Water Revenue, First Lien (RB) 5.00%, 08/01/22	277,752
500,000	Colorado Higher Education, Series A (CP) 5.00%, 11/01/23	570,130
125,000	Denver City and County School District No. 1 (GO) (SAW) 5.00%, 12/01/20	132,495
140,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/20	145,986
		1,264,529
Connecticut: 4.1%
215,000	City of New Haven, Series A (GO) (AGM) 5.00%, 08/15/24	246,932
350,000	City of New Haven, Series B (GO) (AGM) 5.00%, 08/01/22	385,724
440,000	State of Connecticut Health and Educational Facilities Authority, Yale University, Series C-2 (RB) 5.00%, 02/01/23 (p)	493,909
	State of Connecticut, Series A (RB)
270,000	5.00%, 09/01/20	282,579
280,000	5.00%, 03/15/23	309,621
265,000	5.00%, 04/15/23	293,575
	State of Connecticut, Series B (GO)
375,000	4.00%, 05/15/23	400,747
290,000	5.00%, 05/15/21	309,291
	State of Connecticut, Series C (GO)
250,000	5.00%, 06/15/23	277,977
125,000	5.00%, 06/15/24	140,994
	State of Connecticut, Series D (GO)
115,000	5.00%, 06/15/20	119,743
300,000	5.00%, 08/15/23	334,659
	State of Connecticut, Series E (GO)
175,000	5.00%, 09/01/22	192,008
350,000	5.00%, 10/15/22	385,129
290,000	State of Connecticut, Series G (GO) 3.00%, 11/01/20	295,333
	State of Connecticut, Special Tax Obligation, Series A (RB)
100,000	5.00%, 08/01/20	104,417
305,000	5.00%, 01/01/22	329,912
325,000	5.00%, 09/01/22	357,058
480,000	5.00%, 01/01/23	530,438
375,000	5.00%, 04/15/23	415,436
300,000	5.00%, 08/01/23	335,739
175,000	5.00%, 09/01/23	196,131
100,000	5.00%, 09/01/23	112,075
100,000	5.00%, 10/01/23	112,283
400,000	State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 08/01/23	447,652
170,000	University of Connecticut (RB) 5.00%, 01/15/22	184,270
370,000	University of Connecticut, Series A (RB) 5.00%, 02/15/24	416,172
		8,009,804
Delaware: 0.5%
150,000	Delaware Transportation Authority (RB) 5.00%, 07/01/22	166,074
650,000	State of Delaware, Series B (GO) 5.00%, 07/01/23	740,421
		906,495
District of Columbia: 1.0%
	District of Columbia, Series A (GO)
200,000	5.00%, 06/01/20	208,688
1,020,000	5.00%, 06/01/21	1,097,357
500,000	5.00%, 06/01/22	553,280
100,000	Washington Metropolitan Area Transit Authority, Series A-1 (RB) 5.00%, 07/01/24	116,083
		1,975,408
Florida: 3.9%
	Citizens Property Insurance Corp., Series A-1 (RB)
130,000	5.00%, 12/01/19 (c)	133,465
450,000	5.00%, 12/01/21 (c)	488,182
265,000	City of Jacksonville, Series B (RB) 5.00%, 10/01/24	304,723
245,000	Florida Department of Environmental Protection, Series A (RB) 5.00%, 07/01/20	256,270
200,000	Hillsborough County (RB) 5.00%, 11/01/21	217,376
460,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (TA) 5.00%, 02/01/24	526,424
110,000	Miami-Dade County, Building Better Communities Program, Series B (GO) 5.00%, 07/01/20	115,107
	Miami-Dade County, Expressway Authority, Toll System Revenue, Series B (RB)
50,000	5.00%, 07/01/20	52,257
250,000	5.00%, 07/01/21	268,830
85,000	Miami-Dade County, School Board Foundation, Inc., Series A (CP) 5.00%, 05/01/20	88,323
	Miami-Dade County, Water and Sewer System (RB)
185,000	5.00%, 10/01/20	194,905
495,000	5.00%, 10/01/23	563,325
100,000	Palm Beach County, School Board, Series B (CP) 5.00%, 08/01/22	110,890
270,000	School District of Broward County, Series A (CP) 5.00%, 07/01/22	298,153
210,000	School District of Broward County, Series C (CP) 5.00%, 07/01/24	242,605
	State of Florida, Board of Education, Lottery Revenue, Series A (RB)
100,000	5.00%, 07/01/21	107,753
450,000	5.00%, 07/01/23	511,164
1,150,000	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/24	1,336,668
130,000	State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO) 5.00%, 06/01/23	147,871
125,000	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) 5.00%, 06/01/22	138,363
	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO)
250,000	5.00%, 06/01/20	261,128
275,000	5.00%, 06/01/21	295,922
	State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
225,000	5.00%, 06/01/23	255,931
100,000	5.00%, 06/01/24	116,232
	State of Florida, Department of Management Services, Series A (CP)
275,000	5.00%, 08/01/22	305,046
180,000	5.00%, 09/01/23	205,355
80,000	State of Florida, Department of Transportation, Turnpike Revenue, Series C (RB) 5.00%, 07/01/21	86,242
		7,628,510
Georgia: 3.1%
500,000	Burke County Development Authority, Series F (RB) 3.00%, 02/01/23 (p)	499,255
290,000	Georgia State Road and Tollway Authority, Series B (RB) 5.00%, 06/01/21	311,814
500,000	Main Street Natural Gas, Inc., Series A (RB) 4.00%, 06/01/23 (c) (p)	528,675
500,000	Main Street Natural Gas, Inc., Series C (RB) 4.00%, 06/01/23	536,285
1,000,000	Monroe County Industrial Development Agency (RB) 2.35%, 12/11/20 (p)	996,930
200,000	Municipal Electric Authority of Georgia, Series A (RB) 4.00%, 01/01/21	206,536
600,000	Richmond County, Board of Education (GO) (SAW) 5.00%, 10/01/21	651,402
	State of Georgia, Series A (GO)
50,000	5.00%, 02/01/21	53,279
480,000	5.00%, 02/01/22	526,896
160,000	5.00%, 02/01/23	180,360
15,000	5.00%, 02/01/23	16,909
1,000,000	State of Georgia, Series E (GO) 5.00%, 12/01/24	1,176,790
460,000	State of Georgia, Series F (GO) 5.00%, 07/01/21	496,460
		6,181,591
Hawaii: 1.1%
120,000	City and County of Honolulu, Series B (GO) 5.00%, 10/01/23	137,140
115,000	City and County of Honolulu, Wastewater System, Series A (RB) 5.00%, 07/01/24	133,368
110,000	State of Hawaii (GO) 5.00%, 10/01/24	128,659
200,000	State of Hawaii, Series EP (GO) 5.00%, 08/01/20	209,710
120,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/23	137,197
500,000	State of Hawaii, Series FB (GO) 5.00%, 04/01/21	535,470
700,000	State of Hawaii, Series FE (GO) 5.00%, 10/01/23	800,317
		2,081,861
Idaho: 0.2%
450,000	Idaho Health Facilities Authority, Trinity Health Credit Group, Series D (RB) 5.00%, 12/01/21	488,700
Illinois: 5.7%
115,000	Chicago O’Hare International Airport (RB) 5.00%, 01/01/24	130,878
	Chicago O’Hare International Airport, Series B (RB)
100,000	5.00%, 01/01/22	108,818
170,000	5.00%, 01/01/24	193,472
	Chicago O’Hare International Airport, Series C (RB)
250,000	5.00%, 01/01/22	272,045
100,000	5.00%, 01/01/22	108,818
150,000	5.00%, 01/01/23	167,133
	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
380,000	5.00%, 06/01/22	412,482
350,000	5.00%, 06/01/23	387,355
	City of Chicago, Water Revenue, Second Lien (RB)
215,000	5.00%, 11/01/20	225,640
525,000	5.00%, 11/01/23	585,748
	City of Springfield, Electric Revenue, Senior Lien (RB)
165,000	5.00%, 03/01/23	183,538
235,000	5.00%, 03/01/24	266,217
	Illinois Finance Authority of Clean Water Initiative (RB)
310,000	4.00%, 01/01/23	335,736
240,000	5.00%, 07/01/22	265,466
250,000	5.00%, 01/01/23	280,150
155,000	5.00%, 01/01/24	177,816
250,000	Illinois Finance Authority, Series A (RB) 5.00%, 07/15/23	282,670
210,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24	245,255
120,000	McHenry County Conservation District (GO) 5.00%, 02/01/21	127,139
250,000	Regional Transportation Authority (RB) 5.00%, 07/01/24	284,685
370,000	Sales Tax Securitization Corp., Series A (RB) 5.00%, 01/01/23	402,934
	State of Illinois (GO)
550,000	5.00%, 02/01/20	563,491
85,000	5.00%, 05/01/20	87,579
700,000	5.00%, 01/01/21	726,551
100,000	5.00%, 04/01/21	104,252
725,000	5.00%, 06/01/21	757,966
95,000	5.00%, 07/01/21	99,471
110,000	5.00%, 05/01/22	116,219
350,000	5.00%, 06/01/22	370,160
350,000	5.00%, 02/01/23	371,273
440,000	5.00%, 02/01/24	469,366
	State of Illinois, Series C (RB)
250,000	4.00%, 06/15/21	256,925
395,000	5.00%, 06/15/22	420,604
740,000	State of Illinois, Series D (GO) 5.00%, 11/01/22	787,390
300,000	State of Illinois, Toll Highway Authority, Series A (RB) 5.00%, 12/01/22	334,617
300,000	University of Illinois, Series A (CP) 5.00%, 08/15/20	314,055
		11,223,914
Indiana: 0.2%
110,000	Indiana Finance Authority, Indiana University Health Obligated Group, Series A (RB) 5.00%, 12/01/23	125,648
250,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/22	272,715
		398,363
Iowa: 0.4%
	Iowa Finance Authority (RB)
285,000	5.00%, 08/01/20	298,837
250,000	5.00%, 08/01/23	285,182
25,000	State of Iowa, IJob Program, Series A (RB) 5.00%, 06/01/22	27,644
250,000	State of Iowa, Prison Infrastructure Fund (RB) 5.00%, 06/15/23	283,327
		894,990
Kansas: 0.6%
350,000	Johnson County Unified School District No. 233, Series B (GO) 5.00%, 09/01/22	389,249
230,000	Kansas Development Finance Authority, Series G (RB) 5.00%, 04/01/22	252,379
535,000	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/22	595,979
		1,237,607
Kentucky: 1.7%
60,000	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB) 5.00%, 09/01/21	64,730
	Kentucky State Property and Building Commission No. 108, Series B (RB)
15,000	5.00%, 08/01/21	16,077
220,000	5.00%, 08/01/22	240,904
	Kentucky State Property and Building Commission No. 112, Series B (RB)
570,000	5.00%, 11/01/22	627,439
320,000	5.00%, 11/01/23	358,134
	Kentucky Turnpike Authority, Series A (RB)
55,000	5.00%, 07/01/20	57,436
20,000	5.00%, 07/01/21	21,478
	Kentucky Turnpike Authority, Series B (RB)
310,000	5.00%, 07/01/22	341,890
300,000	5.00%, 07/01/23	338,736
125,000	5.00%, 07/01/24	143,646
250,000	University of Kentucky, Series B (RB) 5.00%, 10/01/21	271,200
	University of Kentucky, Series D (RB)
430,000	5.00%, 10/01/23	491,219
355,000	5.25%, 10/01/20	375,452
		3,348,341
Louisiana: 1.0%
390,000	City of New Orleans (GO) 5.00%, 12/01/20	410,927
175,000	Louisiana Local Government Environmental Facilities and Community Development Authority (RB) 5.00%, 10/01/22	193,368
	Louisiana State Citizens Property Insurance Corp. (RB)
35,000	5.00%, 06/01/20	36,464
310,000	5.00%, 06/01/21	331,849
300,000	5.00%, 06/01/22	329,685
670,000	5.00%, 06/01/23	754,132
		2,056,425
Maryland: 4.7%
	Anne Arundel County (GO)
250,000	5.00%, 04/01/21	267,680
35,000	5.00%, 04/01/23	39,557
40,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/19	40,494
500,000	Maryland State Stadium Authority, Baltimore City Public Schools (RB) 5.00%, 05/01/23	563,735
145,000	Maryland Water Quality Financing Administration (RB) 5.00%, 03/01/21	154,769
410,000	Montgomery County, Consolidated Public Improvement, Series B (GO) 5.00%, 12/01/23	471,180
300,000	Montgomery County, Series A (GO) 5.00%, 11/01/22	335,850
455,000	Montgomery County, Series B (GO) 5.00%, 11/01/23	521,771
2,730,000	State of Maryland (GO) 5.00%, 03/15/24	3,159,265
	State of Maryland, Department of Transportation (RB)
15,000	5.00%, 02/01/23	16,902
165,000	5.00%, 09/01/24	192,981
40,000	State of Maryland, Department of Transportation, Second Issue (RB) 5.00%, 06/01/21	43,043
100,000	State of Maryland, Department of Transportation, Third Issue (RB) 5.00%, 12/15/20	106,141
30,000	State of Maryland, First Series A (GO) 5.00%, 03/01/23	33,844
	State of Maryland, Second Series C (GO)
510,000	5.00%, 08/01/21	551,539
725,000	5.00%, 08/01/22	806,294
235,000	5.00%, 08/01/24	274,287
900,000	State of Maryland, State and Local Facilities Loan, First Series (GO) 5.00%, 06/01/22	996,210
145,000	State of Maryland, State and Local Facilities Loan, Second Series (GO) 5.00%, 08/01/22	161,259
170,000	State of Maryland, State and Local Facilities Loan, Second Series C (GO) 5.25%, 08/01/20	178,981
290,000	Washington Suburban Sanitary District (GO) 4.00%, 06/01/20	298,967
		9,214,749
Massachusetts: 1.6%
	Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB)
20,000	5.00%, 06/15/21 (c)	21,532
150,000	5.00%, 06/15/23 (c)	170,210
85,000	Commonwealth of Massachusetts, Series A (RB) 5.00%, 06/01/20	88,749
10,000	Commonwealth of Massachusetts, Series C (GO) 5.00%, 10/01/21	10,862
900,000	Commonwealth of Massachusetts, Series D (GO) 5.00%, 07/01/23	1,023,156
125,000	Massachusetts Bay Transportation Authority (RB) 4.00%, 12/01/21	132,930
	Massachusetts Development Finance Agency, Care Group, Series H-1 (RB)
480,000	5.00%, 07/01/21	511,579
500,000	5.00%, 07/01/22	545,550
325,000	Massachusetts Development Finance Agency, Care Group, Series I (RB) 5.00%, 07/01/21	346,382
10,000	Massachusetts Development Finance Agency, Harvard University, Series A (RB) 5.00%, 07/15/22	11,139
30,000	Massachusetts Development Finance Agency, Healthcare System, Series Q (RB) 5.00%, 07/01/22	33,149
250,000	Massachusetts State Water Resources Authority, Series C (RB) 5.00%, 08/01/22	278,212
		3,173,450
Michigan: 2.0%
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
165,000	4.00%, 08/01/20	170,196
295,000	5.00%, 08/01/22	325,229
125,000	Michigan Finance Authority, Detroit Distributable State Aid, Series C-3 (RB) 5.00%, 04/01/20	129,430
750,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series C-3 (RB) (AGM) 5.00%, 07/01/21	803,047
500,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series C-5 (RB) 5.00%, 07/01/20	521,215
200,000	Michigan Finance Authority, Henry Ford Health System (RB) 5.00%, 11/15/21	215,918
500,000	Michigan Strategic Fund, Detroit Edison Company Pollution Control Project, Series CC (RB) 1.45%, 09/01/21 (p)	483,335
500,000	Regents of University of Michigan, Series A (RB) 5.00%, 04/01/23	565,960
	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligation Group, Series D (RB)
250,000	2.25%, 09/01/20	251,195
35,000	5.00%, 09/01/21	37,704
175,000	State of Michigan (RB) 5.00%, 03/15/24	201,129
145,000	Wayne County Airport Authority, Series C (RB) 5.00%, 12/01/23	165,196
		3,869,554
Minnesota: 2.0%
750,000	Regents of University of Minnesota, Series B (RB) 5.00%, 12/01/22	841,357
370,000	Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) 5.00%, 02/01/22	405,949
290,000	State of Minnesota, 911 Services Revenue (RB) 5.00%, 06/01/21	311,718
435,000	State of Minnesota, Series E (GO) 3.00%, 08/01/21	449,064
475,000	State of Minnesota, State Trunk Highway, Series E (GO) 3.00%, 08/01/24	503,657
150,000	State of Minnesota, Various Purpose, Series A (GO) 5.00%, 08/01/21	162,218
	State of Minnesota, Various Purpose, Series D (GO)
235,000	5.00%, 08/01/20	246,553
580,000	5.00%, 08/01/22	645,035
380,000	5.00%, 08/01/22	422,609
		3,988,160
Mississippi: 0.2%
	State of Mississippi, Series E (RB)
105,000	5.00%, 10/15/20	110,625
200,000	5.00%, 10/15/21	216,660
		327,285
Missouri: 1.1%
20,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Series A (RB) 5.00%, 10/01/22	22,249
1,000,000	City of St. Louis, Missouri Airport, Series A (RB) (AGM) 5.00%, 07/01/23	1,132,290
260,000	Health and Educational Facilities Authority of the State of Missouri (RB) 5.00%, 11/15/22	288,358
150,000	Missouri Highway and Transportation Commission, First Lien, Series A (RB) 5.00%, 05/01/24	174,147
520,000	Springfield School District No. R-12, Series B (GO) (SAW) 5.00%, 03/01/22	571,334
		2,188,378
Nebraska: 1.6%
500,000	Central Plains Energy Project, Gas Project Crossover (RB) 5.00%, 10/01/23 (c) (p)	547,090
500,000	Lincoln Electric System, Series A (RB) 5.00%, 09/01/20	525,850
925,000	Metropolitan Utilities District of Omaha, Water System (RB) 5.00%, 12/01/21	1,007,898
70,000	Nebraska Public Power District, Series A (RB) 5.00%, 01/01/21	74,291
650,000	Omaha Public Power District, Electric System, Series B (RB) 5.00%, 02/01/21	692,094
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
100,000	5.00%, 01/01/22	108,386
195,000	5.00%, 01/01/23	216,257
		3,171,866
Nevada: 1.3%
230,000	Clark County Flood Control (GO) 5.00%, 11/01/22	257,103
100,000	Clark County Limited Tax Bond Bank, Series A (GO) 5.00%, 11/01/23	114,417
250,000	Clark County School District, Series D (GO) 5.00%, 06/15/23	279,965
250,000	Clark County Water Reclamation District (GO) 5.00%, 07/01/22	277,052
450,000	Clark County, Series B (GO) 5.00%, 11/01/23	514,876
300,000	Las Vegas Valley Water District, Series A (GO) 5.00%, 06/01/22	331,833
500,000	State of Nevada, Series B (GO) 5.00%, 11/01/21	543,865
250,000	State of Nevada, Series D (GO) 5.00%, 04/01/20	259,505
		2,578,616
New Jersey: 2.3%
100,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB) 5.00%, 11/01/24	111,758
145,000	New Jersey Economic Development Authority, Princeton University, Series A (RB) 5.00%, 07/01/20	151,837
160,000	New Jersey Economic Development Authority, Princeton University, Series B (RB) 5.00%, 07/01/22	177,691
125,000	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB) 5.00%, 06/15/22	134,766
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
90,000	5.00%, 06/15/20	93,390
320,000	5.00%, 06/15/21	338,698
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
330,000	5.00%, 06/15/22	355,783
365,000	5.00%, 06/15/23	399,803
225,000	New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24	250,504
35,000	New Jersey Health Care Facilities Financing Authority, Series A (RB) 5.00%, 07/01/20	36,555
125,000	New Jersey Transit Corp., Series A (RB) 5.00%, 09/15/21	133,771
	New Jersey Turnpike Authority, Series C (RB)
100,000	5.00%, 01/01/21	106,111
120,000	5.00%, 01/01/22	130,760
	State of New Jersey, Series T (GO)
225,000	5.00%, 06/01/21	240,381
335,000	5.00%, 06/01/22	366,899
800,000	State of New Jersey, Various Purposes (GO) 5.00%, 06/01/22	876,176
500,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	552,655
		4,457,538
New Mexico: 1.7%
655,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/21	705,500
	Albuquerque Bernalillo County Water Utility Authority, Subordinate Lien, Series B (RB)
335,000	5.00%, 07/01/23	379,314
175,000	5.00%, 07/01/24	202,561
250,000	Farmington, New Mexico Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	243,735
325,000	New Mexico Finance Authority, Series D (RB) 5.00%, 06/01/22	359,632
320,000	State of New Mexico, Series A (GO) 5.00%, 03/01/23	361,162
875,000	State of New Mexico, Series B (RB) 4.00%, 07/01/23	955,045
160,000	State of New Mexico, Severance Tax, Series B (RB) 5.00%, 07/01/21	172,021
		3,378,970
New York: 11.5%
750,000	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) 5.00%, 07/15/23	836,077
	City of New York, Series A (GO)
670,000	5.00%, 08/01/22	744,645
375,000	5.00%, 08/01/22	416,779
	City of New York, Series J (GO)
320,000	5.00%, 08/01/20	335,926
100,000	5.00%, 08/01/21	108,094
100,000	City of Yonkers, Series C (GO) 5.00%, 10/01/23	114,524
50,000	Erie County Industrial Development, Series A (RB) (SAW) 5.00%, 05/01/21	53,693
	Hudson Yards Infrastructure Corp., Series A (RB)
100,000	3.00%, 02/15/22	103,854
210,000	5.00%, 02/15/22	230,973
100,000	5.00%, 02/15/23	112,677
500,000	Long Island Power Authority, Series B (RB) 5.00%, 09/01/22	555,700
30,000	Metropolitan Transportation Authority, Series A (RB) 5.00%, 11/15/22	33,715
600,000	Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 11/15/23	677,562
	Metropolitan Transportation Authority, Series A-2 (RB)
250,000	5.00%, 11/15/20	264,130
15,000	5.00%, 11/15/21	16,232
	Metropolitan Transportation Authority, Series B (RB)
335,000	5.00%, 11/15/21	362,514
450,000	5.00%, 11/15/22	498,735
10,000	5.00%, 11/15/22	11,083
165,000	5.00%, 11/15/23	186,330
250,000	5.00%, 11/15/23	282,317
175,000	Metropolitan Transportation Authority, Series C (RB) 5.00%, 11/15/20	184,891
500,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 11/15/23	564,635
	Metropolitan Transportation Authority, Series D (RB)
255,000	5.00%, 11/15/21	275,943
10,000	5.00%, 11/15/22	11,083
250,000	Monroe County Industrial Development Agency (RB) (SAW) 5.00%, 05/01/23	283,727
640,000	New York City Housing Development Corp., Multi-Family Housing, Series C-2 (RB) 2.20%, 11/01/20 (c)	640,608
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
790,000	5.00%, 07/15/23	900,110
250,000	5.00%, 07/15/24	291,190
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series 1 (RB) 5.00%, 11/01/22	1,119,890
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
90,000	5.00%, 11/01/20	95,234
310,000	5.00%, 11/01/21	337,630
60,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB) 5.00%, 02/01/22	65,843
500,000	New York City Transitional Finance Authority, Series S-3 (RB) (SAW) 5.00%, 07/15/21 (c)	538,260
125,000	New York State Dormitory Authority (RB) 5.00%, 10/01/24	147,309
	New York State Dormitory Authority, New York NYU Hospitals Center (RB)
100,000	5.00%, 07/01/21	107,532
100,000	5.00%, 07/01/22	110,392
	New York State Dormitory Authority, New York State University, Series A (RB)
195,000	5.00%, 07/01/20	203,943
200,000	5.00%, 03/15/21	213,946
325,000	5.00%, 07/01/22	359,599
250,000	New York State Dormitory Authority, School District, Series A (RB) (SAW) 5.00%, 10/01/22	278,767
285,000	New York State Dormitory Authority, School of Medicine at Mount Sinai, Series A (RB) 4.00%, 07/01/20	293,476
	New York State Dormitory Authority, Series A (RB)
100,000	5.00%, 03/15/24	115,777
600,000	5.00%, 03/15/24	694,662
110,000	5.00%, 07/01/24	128,432
100,000	New York State Dormitory Authority, Series B (RB) 5.00%, 03/15/23	113,014
155,000	New York State Dormitory Authority, Series C (RB) 5.00%, 03/15/24	179,454
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
340,000	5.00%, 02/15/21	362,794
675,000	5.00%, 02/15/23	760,009
15,000	5.00%, 02/15/23	16,889
	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
250,000	5.00%, 03/15/20	259,258
10,000	5.00%, 03/15/23	11,280
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
770,000	5.00%, 02/15/22	845,221
815,000	5.00%, 02/15/23	917,641
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
900,000	4.00%, 03/15/21	943,560
75,000	5.00%, 03/15/20	77,777
225,000	5.00%, 03/15/21	240,543
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
700,000	5.00%, 03/15/20	725,921
300,000	5.00%, 03/15/20	311,109
250,000	5.00%, 03/15/21	267,433
155,000	5.00%, 03/15/22	170,646
280,000	New York State Environmental Facilities Corp., State Clean Water and Drinking Water, Series A (RB) 5.00%, 06/15/20	292,670
250,000	New York State Housing Finance Agency, Series M (RB) 2.00%, 05/01/21	251,585
	New York State Thruway Authority (RB)
165,000	5.00%, 01/01/24	190,115
100,000	5.00%, 01/01/24	115,221
150,000	New York State Urban Development Corp., Series A (RB) 5.00%, 03/15/20	155,555
790,000	New York State Urban Development Corp., State Personal Income, Series A (RB) 5.00%, 03/15/23	891,136
20,000	Sales Tax Asset Receivable Corp., Series A (RB) 5.00%, 10/15/22	22,439
75,000	Triborough Bridge and Tunnel Authority, Series C-1 (RB) 5.00%, 11/15/23	86,279
500,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/22	540,460
		22,656,448
North Carolina: 1.4%
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB)
115,000	4.00%, 01/15/23	124,095
105,000	5.00%, 01/15/22	114,570
340,000	City of Charlotte, North Carolina Water and Sewer System (RB) 5.00%, 07/01/22	377,505
290,000	County of Durham (GO) 4.00%, 10/01/24	323,895
150,000	Mecklenburg County, Series A (GO) 5.00%, 09/01/21	162,693
350,000	Mecklenburg County, Series B (GO) 5.00%, 12/01/21	382,382
500,000	State of North Carolina, Grant Anticipation Revenue Vehicle (RB) 5.00%, 03/01/23	561,585
500,000	State of North Carolina, Series A (GO) 5.00%, 06/01/24	582,545
140,000	State of North Carolina, Series C (RB) 5.00%, 05/01/23	158,581
10,000	Wake County, Series A (RB) 5.00%, 12/01/20	10,600
		2,798,451
Ohio: 2.6%
	American Municipal Power, Inc., Series A (RB)
145,000	5.00%, 02/15/21	154,210
15,000	5.00%, 02/15/23	16,777
120,000	City of Cincinnati, Various Purpose, Series A (GO) 5.00%, 12/01/20	127,195
260,000	City of Cleveland, Airport System Revenue, Series B (RB) (AGM) 5.00%, 01/01/23	289,284
250,000	City of Columbus, Various Purpose, Series A (GO) 2.00%, 08/15/20	251,355
100,000	County of Hamilton, Sales Tax, Series A (RB) 5.00%, 12/01/21	108,975
155,000	Hamilton County, Ohio Sales Tax Revenue, Series A (RB) 5.00%, 12/01/23	176,852
790,000	Ohio State Higher Educational Facility, Case Western University (RB) 5.00%, 12/01/23	903,333
100,000	Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/24	116,232
150,000	Ohio Water Development Authority, Water Pollution Control, Series B (RB) 5.00%, 12/01/21	163,767
260,000	State of Ohio, Highway Capital Improvement, Series R (GO) 5.00%, 05/01/22	287,035
200,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/22	220,926
675,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 11/01/22	755,062
350,000	State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/23	396,756
930,000	State of Ohio, Infrastructure Improvement, Series C (GO) 5.00%, 09/01/21	1,007,729
20,000	State of Ohio, Infrastructure Project, Series 1 (RB) 5.00%, 12/15/22	22,403
100,000	State of Ohio, Infrastructure Project, Series 1-A (RB) 5.00%, 12/15/23	114,800
		5,112,691
Oklahoma: 0.3%
500,000	Oklahoma Development Finance Authority, Health System Revenue, Series A (RB) 5.00%, 08/15/22	550,885
10,000	Oklahoma Water Resources Board, Clean Water Program (RB) 5.00%, 04/01/23	11,294
		562,179
Oregon: 0.9%
250,000	City of Portland, Water System, First Lien, Series A (RB) 5.00%, 04/01/21	267,663
200,000	Medford School District No. 549C (GO) (SBG) 5.00%, 12/15/20	212,282
	Oregon State Lottery, Department of Administrative Services, Series B (RB)
55,000	5.00%, 04/01/20	57,110
10,000	5.00%, 04/01/23	11,294
285,000	Oregon State Lottery, Department of Administrative Services, Series C (RB) 5.00%, 04/01/23	321,865
40,000	Oregon State Lottery, Department of Administrative Services, Series D (RB) 5.00%, 04/01/20	41,535
	State of Oregon, Department of Transportation, Highway User Tax, Senior Lien, Series A (RB)
15,000	5.00%, 11/15/22	16,819
165,000	5.00%, 11/15/23	189,615
225,000	5.00%, 11/15/24	263,745
365,000	State of Oregon, Series A (GO) 5.00%, 05/01/22	403,310
25,000	Washington County, Series B (GO) 5.00%, 03/01/23	28,193
		1,813,431
Pennsylvania: 3.9%
385,000	Allegheny County Sanitary Authority, Sewer Revenue (RB) 5.00%, 12/01/22	428,416
	City of Philadelphia, Gas Works Revenue, Thirteenth Series (RB)
400,000	5.00%, 08/01/20	418,936
500,000	5.00%, 08/01/21	536,550
310,000	City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/22	344,506
40,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/20	41,817
100,000	City of Philadelphia, Water and Wastewater Revenue, Series B (RB) 5.00%, 07/01/22	110,401
250,000	Commonwealth Financing Authority (RB) 5.00%, 06/01/23	277,847
380,000	Commonwealth of Pennsylvania (GO) 5.00%, 01/15/22	414,063
150,000	Commonwealth of Pennsylvania, First Series (GO) 5.00%, 03/15/21	159,878
	Commonwealth of Pennsylvania, Second Series (GO)
580,000	5.00%, 01/15/21	615,235
250,000	5.00%, 08/15/22	276,522
590,000	5.00%, 09/15/22	653,797
370,000	5.00%, 01/15/23	413,268
270,000	Lancaster County Hospital Authority University of Pennsylvania Health System, Series B (RB) 5.00%, 08/15/22	299,230
500,000	Montgomery County, Higher Education and Health Authority Thomas Jefferson University, Series A (RB) 5.00%, 09/01/23	563,945
150,000	Northampton County, General Purpose Authority (RB) 5.00%, 11/01/23	171,260
310,000	Pennsylvania Economic Development Financing Authority (RB) 5.00%, 03/15/24	354,017
105,000	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series A (RB) 4.00%, 02/01/20	107,323
175,000	Pennsylvania Higher Educational Facilities Authority, Series AT-1 (RB) 5.00%, 06/15/23	197,143
350,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System (RB) 5.00%, 08/15/21	377,853
	Pennsylvania State University, Series B (RB)
315,000	5.00%, 09/01/21	341,076
350,000	5.00%, 09/01/22	389,378
	School District of Philadelphia, Series F (GO) (SAW)
100,000	5.00%, 09/01/22	109,736
120,000	5.00%, 09/01/24	135,979
		7,738,176
Rhode Island: 0.4%
	Rhode Island Commerce Corp., Series A (RB)
25,000	5.00%, 06/15/21	26,813
105,000	5.00%, 06/15/22	115,592
70,000	State of Rhode Island, Series D (GO) 5.00%, 08/01/20	73,409
500,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/22	535,495
		751,309
South Carolina: 1.2%
400,000	Beaufort County School District, Series A (GO) 5.00%, 03/01/20	414,344
250,000	Charleston Educational Excellence Finance Corp. (RB) 5.00%, 12/01/24	291,370
500,000	County of York (GO) (SAW) 5.00%, 04/01/24	577,320
575,000	SCAGO Educational Facilities Corp. for Pickens School District (RB) 5.00%, 12/01/21	624,375
330,000	York County Fort Mill School District No. 4, Series B (GO) 5.00%, 03/01/23	372,725
		2,280,134
Tennessee: 0.5%
10,000	City of Chattanooga, Tennessee Electric System, Series A (RB) 5.00%, 09/01/20	10,522
	Metropolitan Government of Nashville and Davidson County (GO)
200,000	5.00%, 07/01/23	227,276
200,000	5.00%, 07/01/24	232,726
100,000	State of Tennessee, School Bond Authority, Series B (RB) 5.00%, 11/01/20	105,672
435,000	State of Tennessee, Series A (GO) 5.00%, 08/01/20	456,319
		1,032,515
Texas: 10.7%
50,000	Aldine Independent School District (GO) 5.00%, 02/15/20	51,699
300,000	Aldine Independent School District, Series A (GO) 5.00%, 02/15/23	337,161
50,000	Alvin Independent School District, Series C (GO) 5.00%, 02/15/21	53,280
	Austin Independent School District, Series B (GO)
250,000	5.00%, 08/01/22	277,302
680,000	5.00%, 08/01/24	788,841
725,000	Bexar County Hospital District (GO) 5.00%, 02/15/24	831,031
240,000	Board of Regents of the Texas State University System, Series A (RB) 5.00%, 03/15/22	263,534
10,000	Board of Regents of the Texas State University System, Series D (RB) 5.00%, 08/15/22	11,126
250,000	Board of Regents of the University of North Texas, Series A (RB) 5.00%, 04/15/22	275,233
110,000	Central Texas Turnpike System (RB) 5.00%, 04/01/20 (c) (p)	113,758
15,000	City of Austin, Electric Utility, Series A (RB) 5.00%, 11/15/22	16,773
500,000	City of Austin, Water and Wastewater System (RB) 5.00%, 11/15/22	558,990
310,000	City of Austin, Water and Wastewater System, Series A (RB) 5.00%, 05/15/22	342,082
	City of Dallas (GO)
50,000	5.00%, 02/15/20	51,699
225,000	5.00%, 02/15/21	239,477
500,000	5.00%, 02/15/22	547,135
250,000	5.00%, 02/15/24	286,755
105,000	City of Fort Worth (GO) 5.00%, 03/01/24	119,924
350,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/23	391,793
65,000	City of Frisco, Series A (GO) 5.00%, 02/15/22	71,270
250,000	City of Houston, Airport System, Series D (RB) 5.00%, 07/01/24	289,232
	City of Houston, Combined Utility System, First Lien, Series C (RB)
100,000	4.00%, 05/15/21	105,121
390,000	5.00%, 05/15/20	406,224
100,000	5.00%, 05/15/23	113,124
150,000	5.00%, 05/15/24	173,499
	City of Houston, Combined Utility System, First Lien, Series D (RB)
500,000	5.00%, 11/15/20	528,625
130,000	5.00%, 11/15/21	141,562
	City of Houston, Series A (GO)
250,000	5.00%, 03/01/23	280,770
125,000	5.00%, 03/01/23	140,385
	City of San Antonio, Electric and Gas Systems (RB)
160,000	5.00%, 02/01/20	165,250
50,000	5.00%, 02/01/22	54,793
65,000	City of San Antonio, General Improvement (GO) 5.00%, 02/01/21	69,209
115,000	Colorado River Municipal Water District (RB) 5.00%, 01/01/24	131,347
150,000	Conroe Independent School District (GO) 5.00%, 02/15/23	168,705
125,000	Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/24	144,025
800,000	Cypress-Fairbanks Independent School District, Series C (GO) 5.00%, 02/15/23	900,424
115,000	Dallas Area Rapid Transit, Senior Lien, Series A (RB) 5.00%, 12/01/22	128,722
375,000	Dallas County, Texas Combination Tax and Parking Garage (GO) 5.00%, 08/15/23	426,371
	Fort Worth Independent School District (GO)
125,000	5.00%, 02/15/21	133,170
100,000	5.00%, 02/15/22	109,677
150,000	5.00%, 02/15/24	172,481
	Harris County, Houston Sports Authority, Senior Lien, Series A (RB)
35,000	5.00%, 11/15/19	35,839
200,000	5.00%, 11/15/20	210,798
320,000	Harris County, Series A (GO) 5.00%, 10/01/22	356,822
	Houston Independent School District (GO)
500,000	5.00%, 02/15/21	532,690
680,000	5.00%, 02/15/22	745,797
155,000	5.00%, 02/15/24	178,510
165,000	Houston Independent School District, Limited Tax School House, Series A (GO) 5.00%, 02/15/24	190,027
70,000	Houston Independent School District, Public Facility Corp. (RB) 5.00%, 09/15/20	73,707
350,000	Houston Independent School District, Series A (GO) 5.00%, 02/15/23	393,788
500,000	Metropolitan Transit Authority of Harris County, Series A (RB) 5.00%, 11/01/24	586,595
160,000	New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) 5.00%, 08/15/23	181,210
70,000	North Texas Municipal Water District, Water System (RB) 5.00%, 09/01/20	73,496
470,000	Northeast Independent School District (GO) 5.00%, 08/01/21	507,097
390,000	Northwest Independent School District, Series B (GO) 5.00%, 02/15/23	438,633
100,000	Permanent University Fund, Texas A&M University System, Series A (RB) 5.75%, 07/01/24	119,868
	Plano Independent School District (GO)
125,000	5.00%, 02/15/21	133,199
425,000	5.00%, 02/15/22	466,255
150,000	San Antonio Independent School District (GO) 5.00%, 02/15/21	159,839
90,000	San Antonio Water System, Junior Lien, Series A (RB) 5.00%, 05/15/20	93,791
550,000	Spring Branch Independent School District, Series A (GO) 5.00%, 02/01/21	585,392
520,000	State of Texas (GO) 5.00%, 10/01/23	594,022
150,000	State of Texas, Highway Improvement (GO) 5.00%, 04/01/20	155,739
250,000	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB) 5.00%, 02/15/24	285,207
810,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 10/01/23	926,470
	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB)
295,000	5.00%, 04/01/20	306,287
205,000	5.00%, 04/01/24	237,281
210,000	Texas Transportation Commission, State Mobility Fund (GO) 5.00%, 10/01/20	221,458
350,000	Texas Water Development Board (RB) 5.00%, 08/01/23	398,604
340,000	Texas Water Development Board, Series A (RB) 5.00%, 04/15/23	384,373
345,000	Trinity River Authority, Regional Wastewater System (RB) 3.00%, 08/01/22	359,173
360,000	University of Texas, Series D (RB) 5.00%, 08/15/21	389,581
275,000	University of Texas, Series H (RB) 5.00%, 08/15/23	313,635
		21,046,762
Utah: 0.6%
500,000	State of Utah (GO) 5.00%, 07/01/23	569,555
100,000	University of Utah, Series A (RB) 5.00%, 08/01/23	113,841
385,000	Utah Transit Authority, Subordinated Sales Tax, Series A (RB) 5.00%, 06/15/22	425,360
		1,108,756
Virginia: 2.7%
240,000	City of Alexandria, Series C (GO) (SAW) 5.00%, 07/01/23	273,718
765,000	County of Fairfax (GO) (SAW) 5.00%, 10/01/20	806,738
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
545,000	5.00%, 02/01/22	598,415
60,000	5.00%, 02/01/23	67,610
250,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/22	274,503
135,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 5.00%, 02/01/24	155,814
250,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB) 5.00%, 02/01/23	281,707
125,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB) 5.00%, 09/01/22	139,431
215,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series B (RB) (SAW) 5.00%, 09/01/22	239,822
400,000	Virginia Commonwealth Transportation Board (RB) 5.00%, 09/15/23	457,564
55,000	Virginia Commonwealth Transportation Board, Series A (RB) 5.00%, 03/15/21	58,799
175,000	Virginia Commonwealth Transportation Board, Series C (RB) 5.00%, 05/15/23	198,585
	Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program, Series B (RB)
360,000	5.00%, 05/15/20	375,163
100,000	5.00%, 05/15/21	107,419
	Virginia Public Building Authority, Series A (RB)
160,000	5.00%, 08/01/23	182,442
120,000	5.00%, 08/01/24	139,856
425,000	Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/24	495,325
500,000	Virginia Resources Authority, Series B (RB) 5.00%, 10/01/21	543,925
		5,396,836
Washington: 1.7%
25,000	Central Puget Sound Regional Transit Authority, Series S-1 (RB) 5.00%, 11/01/22	27,946
100,000	County of King (GO) 5.00%, 07/01/24	116,419
	Energy Northwest, Colombia Generating Station Electric, Series A (RB)
465,000	5.00%, 07/01/22	515,434
100,000	5.00%, 07/01/23	113,638
50,000	Port of Seattle, Series B (RB) 5.00%, 03/01/23	56,096
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
900,000	5.00%, 07/01/22	997,929
1,000,000	5.00%, 07/01/23	1,136,380
200,000	State of Washington, Series A (GO) 5.00%, 07/01/23	227,276
200,000	State of Washington, Series D (GO) 5.00%, 02/01/24	230,422
		3,421,540
West Virginia: 0.2%
410,000	State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/23	465,436
Wisconsin: 1.8%
545,000	City of Madison, Series A (GO) 4.00%, 10/01/22	589,892
100,000	City of Milwaukee, Series N2 (GO) 4.00%, 03/01/23	108,820
225,000	City of Milwaukee, Series N4 (GO) 5.00%, 04/01/24	258,955
125,000	State of Wisconsin (GO) 5.00%, 11/01/21	136,141
	State of Wisconsin, Series 1 (GO)
210,000	5.00%, 11/01/21	228,717
500,000	5.00%, 11/01/22	559,750
750,000	State of Wisconsin, Series A (GO) 5.00%, 05/01/23 (c)	848,220
500,000	Wisconsin Department of Transportation, Series 1 (RB) 5.00%, 07/01/21	539,415
120,000	Wisconsin Department of Transportation, Series 2 (RB) 5.00%, 07/01/24	139,703
165,000	Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Series A (RB) 5.00%, 11/15/23	186,731
		3,596,344
Total Municipal Bonds (Cost: $194,850,920)		194,843,147

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $174,170)
174,170	Dreyfus Government Cash Management Fund - Institutional Shares	174,170
Total Investments: 98.8% (Cost: $195,025,090)		195,017,317
Other assets less liabilities: 1.2%		2,325,361
NET ASSETS: 100.0%		$197,342,678

Definitions:

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
TA	Tax Allocation

Footnotes:

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor

Summary of Investments By Sector	% of Investments	Value
Education	8.3%	$16,261,958
Health Care	4.3	8,315,676
Housing	0.5	892,193
Industrial Revenue	3.2	6,269,235
Leasing	6.2	12,053,198
Local	16.1	31,322,218
Power	3.6	7,024,903
Solid Waste/Resource Recovery	0.0	16,497
Special Tax	11.5	22,375,416
State	24.3	47,440,770
Tobacco	2.2	4,311,654
Transportation	10.7	20,945,774
Water & Sewer	9.0	17,613,655
Money Market Fund	0.1	174,170
	100.0%	$195,017,317

The summary of inputs used to value the Fund’s investments as of January 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$194,843,147	$—	$194,843,147
Money Market Fund	174,170	—	—	174,170
Total	$174,170	$194,843,147	$—	$195,017,317

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Schedules of Investments

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2019 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 0.0% (Cost: $55,996)
South Carolina: 0.0%
$55,996	Anuvia Florida LLC 5.00%, 01/01/29 * # ∞	$41,997
MUNICIPAL BONDS: 98.3%
Alabama: 1.2%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
800,000	6.45%, 03/04/19 (c)	804,176
2,415,000	6.45%, 03/04/19 (c)	2,427,606
2,750,000	Alabama Special Care Facilities Financing Authority, Methodist Home for Aging (RB) 6.00%, 06/01/26 (c)	2,948,055
550,000	Alabama Special Care Facilities Financing Authority, Methodist Home for Aging, Series 1 (RB) 5.25%, 06/01/25	594,116
	Huntsville-Redstone Village Special Care Facilities Financing Authority (RB)
1,505,000	5.50%, 03/04/19 (c)	1,067,496
1,390,000	5.50%, 03/04/19 (c)	1,131,877
	Jefferson County, Alabama Sewer Revenue, Series D (RB)
9,000,000	6.00%, 10/01/23 (c)	10,286,640
8,000,000	6.50%, 10/01/23 (c)	9,367,040
	Jefferson County, Alabama Sewer Revenue, Series E (RB)
60,000	0.00%, 10/01/23 (c) ^	20,915
100,000	0.00%, 10/01/23 (c) ^	41,243
		28,689,164
Alaska: 0.4%
	Northern Tobacco Securitization Corp., Series A (RB)
5,580,000	5.00%, 02/19/19 (c)	5,157,873
4,680,000	5.00%, 02/19/19 (c)	4,538,009
1,520,000	Northern Tobacco Securitization Corp., Series B (RB) 0.00%, 02/19/19 (c) ^	155,906
		9,851,788
American Samoa: 0.1%
	American Samoa Economic Development Authority, Series A (RB)
250,000	6.50%, 09/01/28	254,545
1,000,000	6.63%, 09/01/25 (c)	979,410
500,000	7.13%, 09/01/28 (c)	501,625
		1,735,580
Arizona: 2.1%
	Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
2,940,000	6.00%, 07/01/27 (c)	3,065,861
2,000,000	6.00%, 07/01/27 (c)	2,117,520
	Arizona Industrial Development Authority, Basis School Project, Series A (RB)
250,000	5.13%, 07/01/26 (c)	257,518
500,000	5.25%, 07/01/26 (c)	512,615
500,000	5.38%, 07/01/26 (c)	513,645
	Arizona Industrial Development Authority, Basis School Project, Series D (RB)
515,000	5.00%, 07/01/27 (c)	517,081
270,000	5.00%, 07/01/27 (c)	272,943
500,000	Arizona Industrial Development Authority, Basis School Project, Series G (RB) (AGM) 5.00%, 07/01/27 (c)	505,450
	Arizona Industrial Development Authority, Education Facility, Series A (RB)
1,000,000	5.25%, 07/01/23 (c)	971,230
2,800,000	5.50%, 07/01/23 (c)	2,684,444
	Glendale Industrial Development Authority, Beatitudes Campus Project (RB)
250,000	4.00%, 11/15/24 (c)	244,370
1,350,000	5.00%, 11/15/24 (c)	1,332,234
1,000,000	5.00%, 11/15/24 (c)	1,006,280
	Glendale Industrial Development Authority, Glencroft Retirement Community Project (RB)
150,000	5.25%, 11/15/26 (c)	148,904
400,000	5.25%, 11/15/26 (c)	393,812
	Industrial Development Authority of Phoenix, Basis Schools, Inc. Project, Series A (RB)
500,000	4.00%, 07/01/25	504,775
1,000,000	5.00%, 07/01/25 (c)	1,009,230
1,500,000	5.00%, 07/01/25 (c)	1,537,935
500,000	5.00%, 07/01/25 (c)	504,890
675,000	Industrial Development Authority of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/25 (c)	680,488
750,000	Industrial Development Authority of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	772,042
	Industrial Development Authority of the City of Phoenix, Downtown Student Housing, Series A (RB)
500,000	5.00%, 07/01/28 (c)	534,010
650,000	5.00%, 07/01/28 (c)	704,769
2,400,000	Industrial Development Authority of the City of Phoenix, Guam Facilities Foundation, Inc. (RB) 5.38%, 02/01/24 (c)	2,275,152
750,000	Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	762,967
400,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	401,764
	Pima County Industrial Development Authority, American Leadership Academy (RB)
3,540,000	5.00%, 06/15/22 (c)	3,363,779
3,000,000	5.00%, 06/15/22 (c)	2,902,680
	Pima County Industrial Development Authority, Edkey Charter Schools Project (RB)
250,000	5.25%, 07/01/26 (c)	219,625
250,000	5.38%, 07/01/26 (c)	211,795
250,000	5.50%, 07/01/26 (c)	210,938
295,000	6.00%, 07/01/20 (c)	284,454
1,000,000	6.00%, 07/01/20 (c)	908,980
	Salt Verde Financial Corp. (RB)
5,540,000	5.00%, 12/01/32	6,497,589
6,055,000	5.00%, 12/01/37	7,052,198
290,000	5.25%, 12/01/23	327,294
305,000	5.25%, 12/01/24	349,481
265,000	5.25%, 12/01/25	306,851
215,000	5.25%, 12/01/27	252,984
245,000	5.25%, 12/01/28	290,680
315,000	5.50%, 12/01/29	382,763
1,000,000	Tempe Industrial Development Authority, Friendship Village of Tempe, Series A (RB) 6.25%, 12/01/21 (c)	1,053,460
	Tempe Industrial Development Authority, Mirabellla at ASU Project, Series A (RB)
500,000	6.13%, 10/01/27 (c)	537,285
1,100,000	6.13%, 10/01/27 (c)	1,186,020
		50,570,785
Arkansas: 0.1%
	Pulaski County Public Facilities Board, Carti Project (RB)
715,000	5.25%, 07/01/23 (c)	715,243
735,000	5.50%, 07/01/23 (c)	719,499
		1,434,742
California: 13.7%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
2,055,000	5.00%, 10/01/26 (c)	2,277,844
7,000,000	5.00%, 10/01/26 (c)	7,732,410
5,000,000	5.00%, 10/01/26 (c)	5,581,150
1,650,000	5.00%, 10/01/26 (c)	1,837,357
	Anaheim Community Facilities District No. 08-1 (ST)
500,000	4.00%, 09/01/23 (c)	499,975
750,000	4.00%, 09/01/23 (c)	751,927
200,000	4.00%, 09/01/23 (c)	202,476
	Antelope Valley Healthcare District, Series A (RB)
300,000	5.00%, 03/01/26 (c)	301,407
1,250,000	5.25%, 03/01/26 (c)	1,299,312
500,000	California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	543,830
30,000	California County Tobacco Securitization Agency, Alameda County Tobacco Asset Securitization Corp. (RB) 5.88%, 03/04/19 (c)	30,300
105,000	California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. (RB) 5.25%, 02/19/19 (c)	102,857
25,000	California County Tobacco Securitization Agency, Kern County Tobacco Funding Corp. (RB) 5.00%, 06/01/21	26,339
	California County Tobacco Securitization Agency, Series A (RB)
15,000	5.00%, 02/19/19 (c)	14,726
4,115,000	5.00%, 02/19/19 (c)	3,985,871
1,200,000	5.45%, 02/19/19 (c)	1,218,012
3,555,000	5.60%, 02/19/19 (c)	3,556,813
8,190,000	5.70%, 02/19/19 (c)	8,192,293
	California County Tobacco Securitization Agency, Series C (RB)
850,000	0.00%, 02/19/19 (c) ^	51,306
700,000	0.00%, 02/20/19 (c) ^	94,108
17,250,000	California County Tobacco Securitization Agency, Series D (RB) 0.00%, 02/19/19 (c) ^	723,465
	California County Tobacco Securitization Agency, Sonoma County Securitization Corp. (RB)
1,120,000	5.13%, 03/04/19 (c)	1,122,755
2,000,000	5.25%, 03/04/19 (c)	2,004,940
	California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
250,000	4.00%, 08/15/27 (c)	252,340
500,000	4.20%, 08/15/27 (c)	514,085
80,000	4.25%, 11/15/22 (c)	84,219
1,410,000	5.00%, 08/15/27 (c)	1,554,962
	California Municipal Finance Authority (RB)
250,000	4.00%, 11/15/28 (c)	252,208
150,000	4.00%, 11/15/28 (c)	151,691
	California Municipal Finance Authority, California Baptist University, Series A (RB)
500,000	5.50%, 11/01/25 (c)	547,925
1,000,000	6.13%, 11/01/23 (c)	1,131,440
	California Municipal Finance Authority, Community Medical Centers, Series A (RB)
1,095,000	4.00%, 02/01/27 (c)	1,103,957
500,000	4.25%, 02/01/25 (c)	513,575
800,000	5.00%, 02/01/25 (c)	868,856
280,000	5.00%, 02/01/27 (c)	311,119
500,000	5.00%, 02/01/27 (c)	553,360
750,000	5.00%, 02/01/27 (c)	814,762
	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
250,000	5.00%, 07/01/27 (c)	284,915
200,000	5.00%, 07/01/27 (c)	229,686
485,000	5.75%, 07/01/20 (c)	512,912
900,000	California Municipal Finance Authority, Eisenhower Medical Center, Series B (RB) 5.00%, 07/01/27 (c)	983,853
	California Municipal Finance Authority, Julian Charter School Project, Series A (RB)
320,000	5.00%, 03/01/25	320,320
2,500,000	5.63%, 03/01/25 (c)	2,437,450
	California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM)
1,950,000	3.00%, 06/30/28 (c)	1,883,388
650,000	3.25%, 06/30/28 (c)	633,613
730,000	3.50%, 06/30/28 (c)	710,852
3,500,000	4.00%, 06/30/28 (c)	3,452,610
7,555,000	5.00%, 06/30/28 (c)	8,222,409
2,040,000	5.00%, 06/30/28 (c)	2,288,594
1,035,000	5.00%, 06/30/28 (c)	1,183,450
500,000	5.00%, 06/30/28 (c)	581,410
2,550,000	5.00%, 06/30/28 (c)	2,785,798
500,000	5.00%, 06/30/28 (c)	582,300
1,600,000	California Municipal Finance Authority, LINXS APM Project, Series B (RB) (AGM) 5.00%, 06/01/28 (c)	1,739,008
	California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB)
230,000	5.25%, 11/01/26 (c)	245,024
750,000	5.25%, 11/01/26 (c)	802,050
	California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB)
500,000	5.00%, 07/01/26 (c)	516,855
1,000,000	5.00%, 07/01/28 (c)	1,033,320
930,000	California Municipal Finance Authority, Rocketship Education, Series A (RB) 7.00%, 06/01/22 (c)	1,029,212
1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,580,955
	California Pollution Control Financing Authority, Solid Waste Disposal (RB)
3,500,000	7.50%, 07/01/22 (c)	3,628,170
2,435,000	8.00%, 07/01/27 (c)	2,601,895
400,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	427,348
	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB)
4,900,000	5.00%, 07/01/27 (c)	4,933,222
300,000	5.00%, 07/01/27 (c)	306,387
485,000	5.00%, 07/01/27 (c)	503,522
400,000	California School Finance Authority, Bright Star Schools Obligated Group (RB) 5.00%, 06/01/27 (c)	402,408
	California School Finance Authority, Rocketship Education Obligated Group, Series A (RB)
250,000	5.13%, 06/01/26 (c)	256,038
250,000	5.25%, 06/01/26 (c)	256,395
250,000	California Statewide Communities Development Authority (RB) 5.25%, 07/01/29 (c)	262,465
1,000,000	California Statewide Communities Development Authority, Baptist University, Series A (RB) 5.00%, 11/01/27 (c)	1,079,220
	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB)
1,960,000	5.50%, 03/04/19 (c)	1,601,418
365,000	5.75%, 03/04/19 (c)	303,771
3,270,000	5.75%, 03/04/19 (c)	2,671,328
1,225,000	5.75%, 03/04/19 (c)	1,012,916
55,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 03/04/19 (c)	45,764
	California Statewide Communities Development Authority, Independence Support, LLC Project (RB)
100,000	6.00%, 06/01/25 (d) *	60,700
125,000	6.50%, 06/01/25 (c) (d) *	75,433
	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB)
90,000	5.00%, 05/15/20	93,359
385,000	5.00%, 05/15/26 (c)	437,164
75,000	California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.63%, 11/01/23 (c)	82,523
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
1,010,000	4.90%, 07/20/19 (c)	1,038,189
1,100,000	5.00%, 06/01/26 (c)	1,221,506
350,000	5.00%, 06/01/26 (c)	391,318
1,835,000	5.00%, 06/01/26 (c)	1,924,273
1,595,000	5.00%, 06/01/26 (c)	1,696,362
1,300,000	5.25%, 12/01/24 (c)	1,428,219
4,880,000	5.25%, 12/01/24 (c)	5,167,871
3,240,000	5.25%, 12/01/24 (c)	3,499,070
5,380,000	5.25%, 06/01/26 (c)	5,670,251
7,820,000	5.50%, 12/01/24 (c)	8,369,199
3,000,000	5.50%, 06/01/28 (c)	3,266,760
1,325,000	California Statewide Communities Development Authority, Methodist Hospital of Southern California (RB) 4.25%, 01/01/28 (c)	1,328,856
	California Statewide Communities Development Authority, Provident Group Pomona Properties LLC, Series A (RB)
2,130,000	5.00%, 06/01/26 (c)	2,222,719
125,000	5.75%, 01/15/23 (c)	131,408
1,000,000	California Statewide Communities Development Authority, The Terraces at San Joaquin Gardens Project, Series A (RB) 6.00%, 10/01/22 (c)	1,061,080
	California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB)
5,000,000	0.00%, 02/19/19 (c) ^	208,850
7,350,000	0.00%, 02/19/19 (c) ^	1,233,403
53,250,000	0.00%, 03/04/19 (c) ^	1,665,127
3,175,000	6.00%, 03/04/19 (c)	3,192,907
900,000	6.00%, 03/04/19 (c)	905,076
120,000	Cathedral City, California Public Financing Authority, Series A (AMBAC) (TA) 4.50%, 03/04/19 (c)	120,077
55,000	Chino Public Financing Authority (ST) 5.00%, 09/01/22 (c)	58,070
250,000	City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	268,355
	City of Irvine, Community Facilities District No. 2013-3 (ST)
1,000,000	4.00%, 09/01/23 (c)	1,003,220
1,800,000	4.00%, 09/01/23 (c)	1,792,386
250,000	4.00%, 09/01/23 (c)	256,740
230,000	4.00%, 09/01/23 (c)	237,744
250,000	4.00%, 09/01/23 (c)	257,578
750,000	City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	807,802
125,000	City of Long Beach, Marina System Revenue (RB) 5.00%, 05/15/25 (c)	135,264
110,000	City of Marysville, Fremont-Rideout Health Group (RB) 5.25%, 01/01/21 (c)	117,687
840,000	City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	898,136
	City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
500,000	3.75%, 09/01/27 (c)	481,865
155,000	5.00%, 09/01/27 (c)	170,164
135,000	5.00%, 09/01/27 (c)	147,687
200,000	City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	214,804
225,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	250,304
1,060,000	City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	1,133,363
1,000,000	Compton Public Finance Authority (RB) 4.00%, 09/01/24 (c)	1,001,960
1,300,000	Elk Grove Finance Authority (ST) 5.00%, 09/01/26 (c)	1,396,499
1,100,000	Folsom Ranch Financing Authority (ST) 5.00%, 09/01/27 (c)	1,216,996
	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series A (RB)
1,000,000	5.75%, 01/15/24 (c)	1,123,100
2,500,000	6.00%, 01/15/24 (c)	2,864,650
	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-1 (RB)
100,000	3.95%, 07/15/27 (c)	99,442
1,000,000	6.00%, 01/15/24 (c)	1,144,370
6,525,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	7,222,261
1,000,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,152,330
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
3,500,000	3.50%, 06/01/22 (c)	3,452,400
4,000,000	5.00%, 06/01/22 (c)	3,790,000
2,630,000	5.00%, 06/01/25	2,968,034
400,000	5.00%, 06/01/27	458,848
750,000	5.00%, 06/01/28 (c)	833,767
3,500,000	5.25%, 06/01/22 (c)	3,453,800
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-2 (RB)
12,000,000	5.00%, 06/01/22 (c)	11,370,000
14,585,000	5.30%, 06/01/22 (c)	14,587,917
73,745,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series B (RB) 0.00%, 02/19/19 (c) ^	12,079,431
250,000	Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/26 (c)	232,060
9,410,000	Inland Empire Tobacco Securitization Authority (RB) 0.00%, 02/19/19 (c) ^	1,259,340
3,990,000	Inland Empire Tobacco Securitization Authority, Series A (RB) 4.63%, 02/19/19 (c)	3,985,252
790,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	817,689
1,000,000	Irvine Unified School District No. 09-1, Series D (ST) 5.00%, 09/01/27 (c)	1,080,250
405,000	Lake Elsinore Public Financing Authority (ST) 5.00%, 09/01/25 (c)	436,695
50,000	Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/21 (c)	53,959
1,575,000	MSR Energy Authority, Series A (RB) 6.50%, 11/01/39	2,170,208
	MSR Energy Authority, Series B (RB)
1,680,000	6.13%, 11/01/29	2,072,263
805,000	6.50%, 11/01/39	1,109,218
2,500,000	7.00%, 11/01/34	3,548,175
	MSR Energy Authority, Series C (RB)
700,000	6.13%, 11/01/29	862,659
3,850,000	6.50%, 11/01/39	5,304,953
3,105,000	7.00%, 11/01/34	4,406,833
	Orange County Community Facilities District No. 1, Series A (ST)
1,000,000	4.25%, 08/15/25 (c)	1,020,570
465,000	5.25%, 08/15/25 (c)	503,665
	Palomar Health (CP) (AGM)
850,000	4.00%, 11/01/27 (c)	832,889
1,500,000	4.00%, 11/01/27 (c)	1,430,850
250,000	5.00%, 11/01/26 (c)	276,475
500,000	5.00%, 11/01/26 (c)	539,540
115,000	Patterson Public Financing Authority, Community Facilities District No. 2001-1, Series A (ST) 4.00%, 09/01/21	118,005
1,000,000	Perris Union High School District Financing Authority (ST) 5.00%, 03/01/25 (c)	1,072,930
750,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	809,145
180,000	Rancho Cordova Community Facilities District No. 2003-1 (ST) 4.00%, 09/01/26 (c)	180,463
3,000,000	River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) 5.50%, 09/01/22 (c)	3,179,820
500,000	Romoland School District No. 2004-1 (ST) 5.00%, 09/01/25 (c)	540,675
	Sacramento County, Community Facilities District No. 2005-2 (ST)
495,000	5.00%, 09/01/26 (c)	529,398
345,000	5.00%, 09/01/26 (c)	370,375
3,120,000	San Buenaventura, California Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	3,406,978
	San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series A (RB)
145,000	0.00%, 01/15/32 ^	88,524
105,000	0.00%, 01/15/36 ^	52,995
1,750,000	5.00%, 01/15/25 (c)	1,882,947
3,780,000	5.00%, 01/15/25 (c)	4,056,847
500,000	5.00%, 01/15/25 (c)	561,500
2,300,000	5.00%, 01/15/25 (c)	2,527,493
200,000	San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series B (RB) 5.25%, 01/15/25 (c)	214,776
	Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST)
500,000	5.00%, 03/01/26 (c)	532,115
500,000	5.00%, 03/01/26 (c)	534,025
	Silicon Valley Tobacco Securitization Authority (RB)
9,750,000	0.00%, 02/19/19 (c) ^	312,878
7,515,000	0.00%, 02/19/19 (c) ^	538,074
9,000,000	0.00%, 03/04/19 (c) ^	3,215,430
18,050,000	South California Tobacco Securitization Authority, Series C (RB) 0.00%, 02/19/19 (c) ^	2,308,234
1,035,000	Thousand Oaks, California Community Facilities, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,070,780
	Tobacco Securitization Authority of Northern California, Series A-1 (RB)
2,085,000	5.38%, 02/19/19 (c)	2,094,278
6,025,000	5.50%, 02/19/19 (c)	6,051,811
8,000,000	Tobacco Securitization Authority of Northern California, Series C (RB) 0.00%, 02/19/19 (c) ^	894,080
	Tobacco Securitization Authority of Southern California, Series A-1 (RB)
5,455,000	5.00%, 02/19/19 (c)	5,455,055
7,425,000	5.13%, 02/19/19 (c)	7,425,074
	Tobacco Securitization Authority of Southern California, Series B (RB)
10,485,000	0.00%, 02/19/19 (c) ^	1,570,548
15,000,000	0.00%, 02/19/19 (c) ^	2,704,650
15,940,000	Tobacco Securitization Authority of Southern California, Series D (RB) 0.00%, 02/19/19 (c) ^	1,722,955
	Tustin Community Facilities District, Series A (ST)
100,000	5.00%, 09/01/25 (c)	107,583
100,000	5.00%, 09/01/25 (c)	107,886
750,000	Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	798,810
455,000	Vernon Electric System, Series A (RB) 5.13%, 08/01/19 (c)	461,711
2,500,000	West Contra Costa Healthcare District (CP) 6.25%, 07/01/21 (c)	2,678,900
	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST)
795,000	4.00%, 09/01/21	579,022
535,000	5.30%, 09/01/22 (c)	347,985
445,000	William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/26 (c)	476,826
		323,602,021
Colorado: 2.1%
	Arista Metropolitan District in the City and County of Broomfield, Series A (GO)
500,000	5.00%, 12/01/23 (c)	507,080
750,000	5.13%, 12/01/23 (c)	761,295
1,000,000	Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/21 (c)	1,005,310
	Castle Oaks Metropolitan District No. 3 (GO)
500,000	5.00%, 12/01/20 (c)	488,765
500,000	5.00%, 12/01/20 (c)	498,155
	Centerra Metropolitan District No. 1 (TA)
500,000	5.00%, 12/01/22 (c)	501,110
500,000	5.00%, 12/01/22 (c)	506,600
500,000	5.00%, 12/01/22 (c)	527,745
4,900,000	City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/23 (c)	5,163,620
2,250,000	City of Fruita, Colorado Healthcare Canyons Hospital and Medical Center, Series B (RB) 5.50%, 01/01/28 (c)	2,378,520
1,035,000	City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,059,136
	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project (RB)
1,000,000	5.00%, 07/01/26 (c)	996,990
500,000	5.00%, 07/01/26 (c)	505,220
	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A (RB)
360,000	4.50%, 03/04/19 (c)	360,454
260,000	4.75%, 03/04/19 (c)	260,023
960,000	5.00%, 07/01/19 (c)	964,762
1,390,000	5.00%, 02/01/21 (c)	1,431,658
150,000	5.00%, 02/01/21 (c)	158,351
245,000	5.25%, 07/01/19 (c)	248,773
425,000	5.25%, 02/01/21 (c)	446,552
105,000	Colorado Health Facilities Authority, Christian Living Neighborhoods (RB) 5.00%, 01/01/24 (c)	111,409
	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project (RB)
1,500,000	5.00%, 06/01/27 (c)	1,604,145
335,000	5.00%, 06/01/27 (c)	363,442
400,000	5.00%, 06/01/27 (c)	439,352
	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB)
750,000	5.20%, 03/04/19 (c)	750,315
1,700,000	5.30%, 03/04/19 (c)	1,684,139
1,600,000	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series A (RB) 5.75%, 11/01/25 (c)	1,622,880
730,000	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series B (RB) 4.00%, 11/01/20 (c)	719,364
1,250,000	Colorado Health Facilities Authority, Sunny Vista Living Center Project (RB) 6.13%, 12/01/25 (c)	1,295,275
	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project (RB)
1,695,000	5.00%, 06/01/22 (c)	1,756,274
195,000	5.00%, 06/01/27 (c)	213,597
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	265,055
250,000	5.00%, 12/31/24 (c)	265,870
2,500,000	Colorado International Center, Metropolitan District No. 14 (GO) 5.88%, 12/01/23 (c)	2,610,400
	Copperleaf Metropolitan District No. 2 (GO)
500,000	5.25%, 12/01/20 (c)	522,020
500,000	5.75%, 12/01/20 (c)	521,295
	Crowfoot Valley Ranch Metropolitan District No. 2, Series A (GO)
1,000,000	5.63%, 12/01/23 (c)	980,030
1,500,000	5.75%, 12/01/23 (c)	1,464,345
	Denver Convention Center Hotel Authority (RB)
250,000	5.00%, 12/01/26 (c)	268,755
1,000,000	5.00%, 12/01/26 (c)	1,112,350
	Dominion Water and Sanitation District (RB)
1,500,000	5.75%, 12/01/21 (c)	1,584,195
500,000	6.00%, 12/01/21 (c)	527,510
	Eaton Area Park and Recreation District (GO)
250,000	5.25%, 12/01/22 (c)	260,248
310,000	5.50%, 12/01/22 (c)	325,314
250,000	5.50%, 12/01/22 (c)	264,893
	Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA)
1,020,000	4.50%, 11/01/25 (c)	982,046
310,000	5.25%, 11/01/25 (c)	311,721
	Lambertson Farms Metropolitan District No. 1 (GO)
500,000	5.75%, 12/15/23 (c)	497,895
500,000	6.00%, 12/15/23 (c)	497,845
1,000,000	Southglenn Metropolitan District (GO) 5.00%, 12/01/21 (c)	989,550
500,000	Southlands Metropolitan District No. 1, Series A-1 (GO) 5.00%, 12/01/27 (c)	520,120
	Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB)
5,000,000	5.00%, 12/01/22 (c)	4,976,950
500,000	5.00%, 12/01/22 (c)	501,620
1,000,000	5.00%, 12/01/22 (c)	1,012,020
		50,592,358
Connecticut: 0.4%
630,000	Bridgeport Housing Authority, Energy Performance Equipment (RB) 5.60%, 02/11/19 (c)	629,194
120,000	Connecticut State Health and Educational Facilities Authority, Series F (RB) 4.00%, 07/01/26 (c)	119,344
	Connecticut State Health and Educational Facilities Authority, Series J (RB)
735,000	4.25%, 07/01/22 (c)	764,540
380,000	5.00%, 07/01/22 (c)	407,242
470,000	5.00%, 07/01/22 (c)	500,226
235,000	Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series I (RB) 4.50%, 07/01/20 (c)	241,526
	Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series J (RB)
655,000	4.50%, 07/01/22 (c)	675,004
100,000	5.00%, 07/01/22 (c)	106,867
1,040,000	Hartford Stadium Authority, Series A (RB) 4.00%, 02/01/25 (c)	796,297
	Mohegan Tribe of Indians of Connecticut, Series C (RB)
400,000	4.75%, 02/01/20	403,212
250,000	5.75%, 02/01/24	263,145
1,000,000	6.25%, 02/01/26 (c)	1,091,450
	Town of Hamden, Series A (RB)
410,000	7.63%, 01/01/20 (c)	420,517
2,000,000	7.75%, 01/01/20 (c)	2,048,280
		8,466,844
Delaware: 0.0%
275,000	Delaware Economic Development Authority, Indian River Power, LLC Project (RB) 5.38%, 10/01/20 (c)	284,213
	Delaware Economic Development Authority, Series A (RB)
500,000	5.00%, 06/01/26 (c)	484,755
250,000	5.00%, 06/01/26 (c)	250,285
		1,019,253
District of Columbia: 1.0%
	District of Columbia Tobacco Settlement Financing Corp. (RB)
33,660,000	0.00%, 02/19/19 (c) ^	3,050,269
7,960,000	0.00%, 03/04/19 (c) ^	1,231,730
59,000	6.50%, 05/15/33	63,623
	District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
665,000	4.13%, 07/01/24 (c)	667,640
1,000,000	5.00%, 07/01/24 (c)	988,740
270,000	5.00%, 07/01/24 (c)	273,875
250,000	5.00%, 07/01/24 (c)	259,370
4,010,000	District of Columbia, National Center for Law Enforcement Issue, Series A (RB) 7.75%, 07/01/21 (c)	3,136,943
1,000,000	District of Columbia, National Center for Law Enforcement Issue, Series B (RB) 6.38%, 03/04/19 (c)	781,800
	District of Columbia, Provident Group - Howard Properties, LLC Issue (RB)
1,115,000	5.00%, 10/01/22 (c)	1,141,860
395,000	5.00%, 10/01/22 (c)	400,641
750,000	5.00%, 10/01/22 (c)	751,935
985,000	6.25%, 04/01/21 (c)	1,031,581
1,525,000	6.50%, 04/01/21 (c)	1,591,093
1,450,000	6.50%, 04/01/21 (c)	1,517,106
1,110,000	District of Columbia, The Howard University Issue, Series A (RB) 6.25%, 04/01/21 (c)	1,178,809
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB)
825,000	0.00%, 10/01/37 ^	356,359
1,895,000	5.00%, 04/01/22 (c)	1,957,990
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB)
5,520,000	0.00%, 10/01/37 ^	2,473,015
245,000	6.50%, 10/01/28 (c)	305,694
		23,160,073
Florida: 4.4%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	1,679,036
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
1,540,000	8.00%, 11/15/21 (c)	1,684,298
1,005,000	8.13%, 11/15/21 (c)	1,096,093
	Alachua County, Health Facilities Authority, East Ridge Retirement Village, Inc. (RB)
800,000	6.00%, 11/15/24 (c)	714,384
1,000,000	6.25%, 11/15/24 (c)	865,260
55,000	Brevard County, Florida Tuff Florida Tech Project (RB) 6.75%, 11/01/19 (c)	56,006
1,335,000	Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/25 (c)	1,410,361
500,000	Capital Trust Agency, Inc., Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 5.25%, 06/15/27 (c)	458,255
500,000	Capital Trust Agency, Inc., Tallahassee Tapestry Senior Housing Project, Series A (RB) 7.13%, 12/01/25 (c)	505,705
1,000,000	Capital Trust Agency, Inc., Tuscan Gardens of Palm Cost Project, Series A (RB) 7.00%, 04/01/24 (c)	940,170
2,220,000	Capital Trust Agency, Inc., Tuscan Senior Living Community Project, Series A (RB) 7.00%, 04/01/22 (c)	2,082,737
	Capital Trust Agency, Tapestry Walden, Series A (RB)
975,000	6.75%, 07/01/27 (c)	997,483
975,000	7.00%, 07/01/27 (c)	1,005,478
	Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB)
500,000	4.00%, 12/01/28	476,855
7,090,000	5.25%, 12/01/28 (c)	6,815,333
2,500,000	5.25%, 12/01/28 (c)	2,486,075
750,000	City of Jacksonville, Educational Facilities, Series B (RB) 5.00%, 06/01/28 (c)	770,205
815,000	City of Orlando, Series A (RB) (AGM) 5.00%, 11/01/27 (c)	910,632
	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
230,000	4.00%, 06/01/25 (c)	231,396
300,000	5.00%, 06/01/25 (c)	320,055
2,500,000	5.00%, 06/01/25 (c)	2,687,500
	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB)
475,000	4.00%, 12/01/25 (c)	463,282
3,540,000	5.00%, 12/01/25 (c)	3,758,099
	Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB)
1,150,000	7.00%, 05/15/24	1,139,523
2,500,000	8.13%, 05/15/24 (c)	2,435,325
	Florida Development Finance Corp., Florida Charter Foundation, Inc., Series A (RB)
1,000,000	4.75%, 07/15/26 (c)	947,660
500,000	6.00%, 06/15/27 (c)	504,535
1,000,000	6.13%, 06/15/27 (c)	1,000,880
	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB)
360,000	5.63%, 06/15/24 (c)	343,256
450,000	5.88%, 06/15/24 (c)	417,119
695,000	6.00%, 06/15/24 (c)	619,745
	Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
750,000	5.50%, 06/15/22	766,657
1,000,000	5.75%, 06/15/24 (c)	1,060,880
2,600,000	6.00%, 06/15/22 (c)	2,682,654
500,000	6.00%, 06/15/25 (c)	514,040
1,000,000	6.13%, 06/15/22 (c)	1,020,160
685,000	6.13%, 06/15/25 (c)	695,912
3,000,000	7.63%, 06/15/21 (c)	3,221,700
5,250,000	Florida Development Finance Corp., Tuscan Isle ChampionsGate Project, Series A (RB) 6.38%, 06/01/23 (c)	4,462,500
375,000	Florida Development Finance Corp., Tuscan Isle Senior Living Community Project, Series A (RB) 6.00%, 06/01/23 (c)	318,750
	Florida Higher Educational Facilities Financial Authority, Jacksonville University Project, Series A1 (RB)
750,000	4.50%, 06/01/28 (c)	764,850
500,000	4.75%, 06/01/28 (c)	512,085
750,000	5.00%, 06/01/28 (c)	775,942
1,000,000	Highlands County Health Facilities Authority, Trousdale Foundation Properties, Series A (RB) 6.25%, 04/01/28 (c)	995,860
500,000	Lake County, Village Veranda at Lady Lake Project, Series A-1 (RB) 7.13%, 01/01/27 (c)	470,815
65,000	Lakes by the Bay South Community Development District (SA) 5.00%, 11/01/22 (c)	66,661
365,000	Lakewood Ranch Stewardship District (SA) 4.00%, 05/01/21	367,004
	Lee County Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB)
1,895,000	5.25%, 03/04/19 (c)	1,894,905
3,500,000	5.38%, 03/04/19 (c)	3,306,590
1,475,000	5.75%, 06/15/22 (c)	1,423,478
300,000	Leon County Educational Facilities Authority, Heritage Grove Project (RB) (ACA) 5.13%, 03/04/19 (c)	292,002
	Martin County Health Facilities Authority, Martin Memorial Medical Center (RB)
530,000	4.00%, 11/15/24 (c)	536,805
390,000	4.25%, 11/15/24 (c)	393,362
100,000	5.13%, 11/15/21 (c)	105,596
800,000	5.50%, 11/15/21 (c)	865,168
1,250,000	5.50%, 11/15/21 (c)	1,334,087
	Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
1,950,000	4.25%, 11/15/19 (c)	1,955,538
925,000	5.00%, 11/15/24 (c)	973,729
1,910,000	5.00%, 11/15/24 (c)	2,022,747
250,000	Miami World Center Community Development District (SA) 5.25%, 11/01/27 (c)	255,250
	Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB)
1,390,000	5.00%, 06/01/25 (c)	1,392,891
1,765,000	5.00%, 06/01/25 (c)	1,776,278
525,000	5.00%, 06/01/25 (c)	539,858
	Miami-Dade County, Florida Seaport Department, Series A (RB)
240,000	5.00%, 10/01/23 (c)	263,230
65,000	5.38%, 10/01/23 (c)	72,772
175,000	6.00%, 10/01/23 (c)	200,359
2,460,000	Miami-Dade County, Florida Seaport Department, Series B (RB) 6.00%, 10/01/23 (c)	2,804,917
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
500,000	5.00%, 10/01/25 (c)	539,350
500,000	5.00%, 10/01/25 (c)	547,015
1,000,000	Mid-Bay Bridge Authority, Second Senior Lien, Series C (RB) 5.00%, 10/01/25 (c)	1,072,590
640,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	656,960
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
1,945,000	4.25%, 05/01/23 (c)	1,996,542
1,480,000	5.00%, 05/01/23 (c)	1,530,113
155,000	North Broward Hospital District, Series B (RB) 5.00%, 01/01/28 (c)	171,159
	Northern Palm Beach County Improvement District (RB)
200,000	5.00%, 08/01/27 (c)	204,582
200,000	5.00%, 08/01/27 (c)	206,280
890,000	Orange County Industrial Development Authority, Series B (RB) 5.00%, 07/01/25 (c)	668,390
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
1,740,000	5.00%, 05/15/23 (c)	1,804,954
1,500,000	5.00%, 05/15/23 (c)	1,604,040
1,500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	1,686,615
195,000	Palm Cost Park Community Development District (SA) 5.70%, 03/04/19 (c)	190,657
385,000	Sumter County, Florida Village Community Development District No. 8 (SA) 6.13%, 05/01/20 (c)	401,894
840,000	Sumter County, Florida Village Community Development District No. 9 (SA) 5.50%, 05/01/22 (c)	883,898
400,000	Town of Davie, Florida Educational Facilities, Nova Southeastern University Project, Series A (RB) 6.00%, 04/01/23 (c)	450,216
	Village Community Development District No. 12 (SA)
250,000	3.25%, 05/01/26	250,478
2,470,000	3.63%, 05/01/26 (c)	2,463,850
2,475,000	3.88%, 05/01/26 (c)	2,382,237
1,000,000	4.25%, 05/01/28 (c)	1,005,270
1,250,000	4.38%, 05/01/28 (c)	1,257,012
500,000	Volusia County Industrial Development Authority, Woodland Towers Project, Series C (RB) 7.25%, 07/01/24 (c)	486,405
		103,389,280
Georgia: 0.8%
15,000	Albany-Dougherty Inner City Authority, Series A (RB) (XLCA) 4.50%, 03/04/19 (c)	15,000
	Atlanta Development Authority, Senior Health Care Facilities, Series A-1 (RB)
1,000,000	6.50%, 01/01/28 (c)	970,160
2,725,000	6.75%, 01/01/28 (c)	2,563,162
2,500,000	7.00%, 01/01/28 (c)	2,386,550
720,000	Burke County Development Authority, Series D (RB) 4.13%, 02/01/28 (c)	702,187
	Cobb County Development Authority, Provident Village at Creekside Project, Series A (RB)
1,000,000	6.00%, 07/01/23 (c)	861,140
500,000	6.00%, 07/01/23 (c)	453,825
	Floyd County Development Authority, Series A (RB) (SBG)
250,000	5.50%, 12/01/24 (c)	249,980
1,000,000	6.25%, 12/01/24 (c)	999,890
1,000,000	6.50%, 12/01/24 (c)	1,007,090
	Greene County Development Authority, Glen-I, LLC Project, Series A (RB)
500,000	6.13%, 01/01/25	466,185
625,000	7.25%, 01/01/25 (c)	571,281
	Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB)
250,000	5.75%, 06/15/27 (c)	250,308
500,000	5.88%, 06/15/27 (c)	496,205
1,000,000	6.00%, 06/15/27 (c)	995,620
	Marietta Development Authority, Life University, Inc. Project, Series A (RB)
500,000	5.00%, 11/01/27 (c)	518,970
750,000	5.00%, 11/01/27 (c)	785,640
375,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/25 (c)	379,699
1,000,000	Oconee County Industrial Development Authority, Series A-1 (RB) 6.25%, 12/01/25 (c)	1,006,450
3,850,000	Rockdale County Development Authority, Pratt Paper LLC Project (RB) 4.00%, 01/01/28 (c)	3,720,794
		19,400,136
Guam: 0.5%
	A. B. Won Pat International Airport Authority, Series C (RB)
1,000,000	5.00%, 10/01/21	1,031,560
200,000	6.25%, 10/01/23 (c)	227,400
1,100,000	Guam Economic Development and Commerce Authority (RB) 5.63%, 02/19/19 (c)	1,006,423
1,100,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	1,129,425
620,000	Guam Government Limited Obligation, Series A (RB) 5.00%, 12/01/26 (c)	650,225
	Guam Government Waterworks Authority, Water and Wastewater System (RB)
1,375,000	5.00%, 07/01/26 (c)	1,446,802
500,000	5.25%, 07/01/23 (c)	532,530
355,000	5.50%, 07/01/20 (c)	373,588
3,530,000	5.50%, 07/01/23 (c)	3,759,838
355,000	5.63%, 07/01/20 (c)	374,202
	Guam Power Authority, Series A (RB)
345,000	5.00%, 10/01/22 (c)	361,746
500,000	5.00%, 10/01/27 (c)	535,630
250,000	5.50%, 10/01/20 (c)	265,378
		11,694,747
Hawaii: 0.4%
	Kuakini, Hawaii Health System, Series A (RB)
1,270,000	6.30%, 03/04/19 (c)	1,273,658
1,675,000	6.38%, 03/04/19 (c)	1,675,084
	State of Hawaii, Department of Budget and Finance, Series A (RB)
400,000	5.00%, 01/01/25 (c)	376,732
1,400,000	6.25%, 07/01/23 (c)	1,456,700
2,085,000	6.63%, 07/01/23 (c)	2,173,070
2,000,000	6.88%, 07/01/23 (c)	2,073,740
		9,028,984
Idaho: 0.3%
	Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
450,000	3.50%, 09/01/26 (c)	396,558
1,135,000	5.00%, 09/01/26 (c)	1,203,179
	Idaho Health Facilities Authority, Terraces of Boise Project, Series A (RB)
100,000	7.00%, 10/01/24	108,972
900,000	7.38%, 10/01/24 (c)	975,105
2,000,000	8.00%, 10/01/24 (c)	2,215,520
1,000,000	8.13%, 10/01/24 (c)	1,111,180
		6,010,514
Illinois: 13.9%
	Chicago Board of Education, Series A (GO)
5,850,000	5.00%, 12/01/21 (c)	5,858,716
14,665,000	5.00%, 12/01/22 (c)	14,714,568
300,000	5.00%, 12/01/23	330,498
100,000	5.00%, 12/01/25	113,025
250,000	5.00%, 12/01/28 (c)	261,440
250,000	5.00%, 12/01/28 (c)	276,978
410,000	5.25%, 12/01/21 (c)	413,284
8,615,000	5.50%, 12/01/21 (c)	8,758,267
110,000	5.50%, 12/01/25	123,509
130,000	5.50%, 12/01/26	146,268
200,000	5.50%, 12/01/26	222,314
14,020,000	7.00%, 12/01/25 (c)	16,058,929
5,200,000	7.00%, 12/01/25 (c)	6,153,992
250,000	7.00%, 12/01/27 (c)	294,688
	Chicago Board of Education, Series B (GO)
150,000	4.00%, 12/01/22 (c)	136,910
1,475,000	5.00%, 12/01/22 (c)	1,497,966
1,105,000	5.00%, 12/01/22 (c)	1,124,536
	Chicago Board of Education, Series C (GO)
6,250,000	5.00%, 12/01/27 (c)	6,582,187
2,000,000	5.00%, 12/01/27	2,118,380
250,000	5.00%, 12/01/27 (c)	259,005
5,265,000	5.25%, 12/01/24 (c)	5,445,958
4,130,000	5.25%, 12/01/24 (c)	4,229,492
1,000,000	6.00%, 12/01/24 (c)	1,076,570
750,000	Chicago Board of Education, Series D (GO) (AGM) 5.00%, 12/01/23 (c)	753,457
1,930,000	Chicago Board of Education, Series E (GO) 5.13%, 12/01/24 (c)	1,997,087
	Chicago Board of Education, Series F (GO)
3,260,000	5.00%, 12/01/20 (c)	3,290,318
1,425,000	5.00%, 12/01/20	1,466,995
5,500,000	Chicago Board of Education, Series H (GO) 5.00%, 12/01/27 (c)	5,534,705
400,000	Chicago O’Hare International Airport (RB) 5.50%, 01/01/23 (c)	449,804
	Chicago School Reform Board of Trustees, Series A (GO)
160,000	0.00%, 12/01/21 ^	146,520
250,000	0.00%, 12/01/23 ^	212,165
140,000	0.00%, 12/01/25 ^	109,228
845,000	0.00%, 12/01/29 ^	548,050
	Chicago School Reform Board of Trustees, Series B-1 (GO)
450,000	0.00%, 12/01/21 ^	413,465
120,000	0.00%, 12/01/22 ^	106,079
465,000	0.00%, 12/01/24 ^	378,389
1,310,000	0.00%, 12/01/25 ^	1,022,062
805,000	0.00%, 12/01/26 ^	601,456
185,000	0.00%, 12/01/27 ^	132,134
545,000	0.00%, 12/01/28 ^	370,387
445,000	0.00%, 12/01/29 ^	288,618
410,000	0.00%, 12/01/30 ^	252,839
135,000	0.00%, 12/01/31 ^	79,020
345,000	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/21	366,718
	City of Chicago (GO)
195,000	0.00%, 01/01/28 ^	139,322
375,000	0.00%, 01/01/33 ^	208,365
290,000	0.00%, 01/01/34 ^	152,676
915,000	City of Chicago, Modern School Across Chicago Program, Series A (GO) 5.00%, 12/01/20 (c)	943,768
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
235,000	5.00%, 01/01/25	251,716
910,000	5.25%, 01/01/25 (c)	965,856
945,000	5.25%, 01/01/25 (c)	1,006,066
5,990,000	5.50%, 01/01/25 (c)	6,351,676
855,000	5.50%, 01/01/25 (c)	914,431
115,000	5.50%, 01/01/25 (c)	123,305
1,585,000	City of Chicago, O’Hare International Airport, Senior Lien (RB) 5.75%, 01/01/23 (c)	1,777,514
	City of Chicago, Series A (GO)
140,000	0.00%, 01/01/29 ^	95,668
905,000	4.63%, 01/01/21 (c)	905,579
200,000	5.00%, 03/04/19 (c)	200,506
500,000	5.00%, 12/01/20 (c)	516,170
370,000	5.00%, 01/01/21	382,573
2,160,000	5.00%, 01/01/21 (c)	2,182,205
865,000	5.00%, 01/01/22 (c)	880,406
1,015,000	5.00%, 01/01/22 (c)	1,034,742
395,000	5.00%, 01/01/23	417,637
985,000	5.00%, 01/01/24 (c)	1,013,427
2,935,000	5.00%, 01/01/24 (c)	3,013,159
640,000	5.00%, 01/01/24 (c)	659,898
2,110,000	5.25%, 01/01/21 (c)	2,143,549
150,000	5.25%, 01/01/24 (c)	158,070
600,000	5.25%, 01/01/24 (c)	626,034
280,000	5.25%, 01/01/24 (c)	294,302
1,150,000	5.25%, 01/01/24 (c)	1,215,021
1,120,000	5.25%, 01/01/24 (c)	1,171,128
880,000	5.38%, 01/01/25 (c)	939,734
580,000	5.50%, 01/01/25 (c)	611,929
445,000	5.50%, 01/01/25 (c)	473,538
1,320,000	5.50%, 01/01/25 (c)	1,406,064
500,000	5.63%, 01/01/27 (c)	555,315
1,000,000	5.63%, 01/01/27 (c)	1,117,820
180,000	5.75%, 01/01/27 (c)	200,009
6,400,000	6.00%, 01/01/27 (c)	7,158,976
870,000	City of Chicago, Series B (GO) 5.00%, 01/01/23	919,860
	City of Chicago, Series C (GO)
555,000	0.00%, 01/01/30 ^	354,567
195,000	0.00%, 01/01/32 ^	111,889
1,800,000	5.00%, 01/01/22 (c)	1,867,932
1,235,000	5.00%, 01/01/22	1,293,428
110,000	5.00%, 01/01/22 (c)	113,752
195,000	5.00%, 01/01/22 (c)	201,107
1,110,000	5.00%, 01/01/24	1,180,851
1,760,000	5.00%, 01/01/25	1,885,189
2,600,000	5.00%, 01/01/26 (c)	2,693,522
380,000	5.00%, 01/01/26	408,181
	City of Chicago, Series D (GO)
870,000	5.00%, 03/04/19 (c)	871,418
345,000	5.00%, 03/04/19 (c)	345,635
1,045,000	5.50%, 01/01/25 (c)	1,108,097
710,000	5.50%, 01/01/25 (c)	747,573
520,000	5.50%, 01/01/25 (c)	553,904
2,715,000	5.50%, 01/01/25 (c)	2,889,113
	City of Chicago, Series E (GO)
910,000	5.50%, 01/01/25 (c)	955,746
915,000	5.50%, 01/01/25 (c)	972,700
1,020,000	City of Chicago, Water Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	1,217,146
	City of Harvey, Series A (GO)
465,000	5.50%, 03/04/19 (c) (d) *	255,750
3,600,000	5.63%, 03/04/19 (c) (d) *	1,980,000
625,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	656,975
1,020,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.75%, 10/15/20 (c)	1,061,198
	Illinois Finance Authority, Admiral Lake Project (RB)
1,000,000	5.00%, 05/15/24 (c)	995,890
380,000	5.13%, 05/15/24 (c)	372,446
1,150,000	5.25%, 05/15/24 (c)	1,101,884
500,000	5.25%, 05/15/24 (c)	490,085
300,000	5.50%, 05/15/24 (c)	300,567
15,000	Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 03/04/19 (c)	14,999
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
705,000	4.75%, 05/15/23 (c)	710,654
260,000	5.13%, 05/15/23 (c)	265,738
860,000	5.25%, 05/15/23 (c)	883,117
	Illinois Finance Authority, Friendship Village of Schaumburg (RB)
2,350,000	5.00%, 02/15/27 (c)	2,173,585
2,160,000	5.00%, 02/15/27	2,154,319
2,730,000	5.13%, 02/15/27 (c)	2,477,175
	Illinois Finance Authority, Institute of Technology, Series A (RB)
890,000	5.00%, 03/04/19 (c)	870,883
2,610,000	5.00%, 03/04/19 (c)	2,609,791
500,000	Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	502,725
	Illinois Finance Authority, Lutheran Home and Obligated Group (RB)
500,000	5.50%, 05/15/22 (c)	521,095
400,000	5.75%, 05/15/22 (c)	409,060
1,555,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.75%, 10/15/20 (c)	1,624,120
1,000,000	Illinois Finance Authority, Norwegian American Hospital Inc. (RB) 7.75%, 09/15/20 (c)	1,071,680
437,508	Illinois Finance Authority, Park Place of Elmhurst Project, Series B (RB) 5.63%, 05/15/20	433,881
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
715,000	6.20%, 05/15/20 (c)	673,451
230,000	6.24%, 05/15/20 (c)	206,299
315,000	6.33%, 05/15/20 (c)	281,254
535,000	6.44%, 05/15/20 (c)	474,732
	Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB)
230,000	5.00%, 08/15/25 (c)	250,824
525,000	5.00%, 08/15/25 (c)	560,501
	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB)
460,000	5.75%, 02/15/20 (c)	478,805
270,000	6.00%, 02/15/20 (c)	281,723
880,000	Illinois Finance Authority, Three Crowns Park (RB) 5.25%, 02/15/24 (c)	915,033
100,000	Illinois Finance Authority, Uno Chapter School Network, Inc. Project, Series B (RB) 7.13%, 10/01/21 (c)	104,662
500,000	Illinois Finance Authority, Westminster Village, Series A (RB) (AGM) 5.25%, 05/01/25 (c)	511,350
	Illinois Sports Facilities Authority (RB) (AMBAC)
645,000	0.00%, 06/15/26 ^	490,265
1,000,000	5.00%, 06/15/24 (c)	1,103,590
	Metropolitan Pier and Exposition Authority (RB)
555,000	0.00%, 06/15/30 ^	346,836
410,000	5.70%, 06/15/23	459,606
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
840,000	0.00%, 06/15/29 ^	554,383
340,000	0.00%, 12/15/30 ^	207,403
125,000	0.00%, 06/15/31 ^	74,139
190,000	0.00%, 06/15/34 ^	95,901
510,000	0.00%, 12/15/34 ^	251,364
185,000	0.00%, 06/15/37 ^	79,393
115,000	0.00%, 06/15/39 ^	44,122
1,500,000	0.00%, 06/15/40 ^	544,500
7,410,000	5.00%, 06/15/22 (c)	7,549,530
3,230,000	5.00%, 12/15/25 (c)	3,347,443
250,000	5.00%, 12/15/27 (c)	257,565
400,000	5.50%, 06/15/20 (c)	403,788
1,400,000	5.50%, 12/15/25 (c)	1,492,008
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
1,080,000	0.00%, 06/15/28 ^	746,042
1,000,000	0.00%, 12/15/41 ^	335,920
720,000	0.00%, 12/15/50 ^	151,121
515,000	0.00%, 12/15/51 ^	102,104
740,000	0.00%, 12/15/54 ^	125,519
6,780,000	4.25%, 06/15/22 (c)	6,395,710
1,360,000	5.00%, 12/15/20	1,411,408
1,450,000	5.00%, 06/15/22 (c)	1,524,037
1,135,000	5.00%, 06/15/22 (c)	1,152,819
3,765,000	5.00%, 06/15/22 (c)	3,902,611
290,000	5.00%, 06/15/22 (c)	302,183
335,000	5.00%, 12/15/22	355,737
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B-2 (RB)
6,400,000	5.00%, 06/15/20 (c)	6,418,816
425,000	5.20%, 06/15/20 (c)	427,359
5,965,000	5.25%, 06/15/20 (c)	6,002,043
435,000	Northeastern Illinois University, Capital Improvement Project (CP) 4.00%, 10/01/22 (c)	330,765
230,000	Southwestern Illinois Development Authority (RB) 5.35%, 03/04/19 (c)	166,014
430,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	430,937
	State of Illinois (RB)
100,000	3.00%, 06/15/26 (c)	87,118
935,000	3.50%, 06/01/26 (c)	873,860
175,000	3.50%, 06/01/26 (c)	157,343
1,050,000	3.50%, 06/01/26 (c)	961,086
150,000	4.00%, 08/01/22 (c)	151,217
500,000	4.00%, 01/01/26 (c)	481,150
360,000	4.00%, 06/01/26 (c)	335,286
595,000	4.00%, 06/01/26 (c)	543,336
270,000	4.00%, 06/01/26 (c)	249,191
1,000,000	4.00%, 06/01/26 (c)	940,510
220,000	4.00%, 06/01/26 (c)	209,055
460,000	4.00%, 06/01/26 (c)	415,454
160,000	4.13%, 03/01/22 (c)	160,339
485,000	4.13%, 11/01/26 (c)	469,310
530,000	4.50%, 11/01/26 (c)	515,330
155,000	5.00%, 01/01/20 (c)	157,585
1,240,000	5.00%, 01/01/20 (c)	1,261,911
100,000	5.00%, 01/01/21	103,793
750,000	5.00%, 01/01/21	778,447
100,000	5.00%, 04/01/21	104,252
505,000	5.00%, 07/01/21	528,765
1,020,000	5.00%, 02/01/22	1,073,764
1,000,000	5.00%, 02/01/22	1,052,710
250,000	5.00%, 03/01/22 (c)	255,415
100,000	5.00%, 03/01/22 (c)	101,964
305,000	5.00%, 03/01/22 (c)	309,587
525,000	5.00%, 03/01/22	553,240
140,000	5.00%, 03/01/22 (c)	145,860
55,000	5.00%, 06/01/22	58,168
100,000	5.00%, 07/01/22	105,898
1,830,000	5.00%, 08/01/22 (c)	1,918,261
1,465,000	5.00%, 08/01/22	1,553,457
3,235,000	5.00%, 02/01/23	3,431,623
3,690,000	5.00%, 02/01/23	3,914,278
335,000	5.00%, 05/01/23	356,125
250,000	5.00%, 07/01/23	266,240
2,195,000	5.00%, 02/01/24	2,341,494
1,100,000	5.00%, 02/01/24 (c)	1,169,267
1,105,000	5.00%, 02/01/24	1,178,748
350,000	5.00%, 02/01/24 (c)	367,959
375,000	5.00%, 02/01/24 (c)	396,334
2,325,000	5.00%, 02/01/24 (c)	2,365,013
585,000	5.00%, 04/01/24 (c)	615,894
2,350,000	5.00%, 04/01/24 (c)	2,458,429
100,000	5.00%, 05/01/24 (c)	102,775
175,000	5.00%, 05/01/24 (c)	180,269
275,000	5.00%, 05/01/24 (c)	285,500
580,000	5.00%, 05/01/24	620,728
2,005,000	5.00%, 05/01/24 (c)	2,107,556
1,025,000	5.00%, 05/01/24 (c)	1,079,909
1,770,000	5.00%, 01/01/26 (c)	1,812,480
2,750,000	5.00%, 02/01/26	2,971,980
1,040,000	5.00%, 06/01/26 (c)	1,112,914
125,000	5.00%, 06/01/26	135,254
800,000	5.00%, 06/01/26 (c)	857,664
1,000,000	5.00%, 11/01/26 (c)	1,073,530
2,220,000	5.00%, 02/01/27 (c)	2,387,854
1,550,000	5.25%, 07/01/23 (c)	1,633,297
290,000	5.25%, 07/01/23 (c)	302,482
510,000	5.25%, 07/01/23 (c)	536,143
700,000	5.25%, 02/01/24 (c)	740,208
2,545,000	5.50%, 07/01/23 (c)	2,755,497
560,000	5.50%, 07/01/23 (c)	584,875
1,165,000	5.50%, 07/01/23 (c)	1,257,897
445,000	5.50%, 01/01/30	501,008
	State of Illinois, Series A (GO)
950,000	4.00%, 03/04/19 (c)	950,142
320,000	4.00%, 01/01/22 (c)	322,790
100,000	4.00%, 01/01/22 (c)	97,491
1,030,000	4.00%, 01/01/22 (c)	1,011,769
190,000	4.00%, 01/01/22 (c)	193,074
70,000	4.50%, 03/04/19 (c)	70,079
195,000	5.00%, 04/01/21	203,291
1,000,000	5.00%, 01/01/22 (c)	1,018,630
1,000,000	5.00%, 01/01/22 (c)	1,016,990
110,000	5.00%, 04/01/23 (c)	111,767
500,000	5.00%, 12/01/27 (c)	521,715
500,000	5.00%, 12/01/27 (c)	528,080
500,000	5.00%, 12/01/27	543,430
1,000,000	5.00%, 05/01/28 (c)	1,042,780
270,000	5.00%, 05/01/28 (c)	278,859
365,000	5.00%, 05/01/28 (c)	376,143
1,045,000	5.00%, 05/01/28 (c)	1,121,672
1,000,000	5.00%, 05/01/28 (c)	1,064,630
1,000,000	5.00%, 05/01/28 (c)	1,045,090
790,000	State of Illinois, Series B (GO) 5.25%, 01/01/21	823,607
	State of Illinois, Series D (GO)
1,815,000	3.25%, 11/01/26	1,725,502
2,600,000	5.00%, 11/01/23	2,777,112
3,250,000	5.00%, 11/01/25	3,509,935
2,190,000	5.00%, 11/01/26	2,372,339
3,810,000	5.00%, 11/01/27 (c)	4,120,629
1,500,000	5.00%, 11/01/27	1,629,240
360,000	Village of Bridgeview (GO) 5.00%, 12/01/22 (c)	328,223
	Village of Bridgeview, Series A (GO)
1,155,000	5.50%, 03/04/19 (c)	1,125,906
4,250,000	5.50%, 06/01/24 (c)	4,142,942
	Will County Community High School District No. 210, Series B (GO)
160,000	0.00%, 01/01/27 ^	117,795
110,000	0.00%, 01/01/28 ^	77,096
90,000	0.00%, 01/01/29 ^	60,083
200,000	0.00%, 01/01/33 ^	106,394
		326,825,083
Indiana: 1.1%
	Allen County, Storypoint Fort Wayne Project, Series A-1 (RB)
300,000	6.75%, 01/15/24 (c)	314,430
225,000	6.88%, 01/15/24 (c)	236,277
	Barrington of Carmel Project, Series A (RB)
2,500,000	7.13%, 11/15/22 (c)	2,250,000
3,555,000	7.13%, 11/15/22 (c)	3,199,500
	City of Anderson, Anderson University (RB)
450,000	6.00%, 10/01/22 (c)	466,529
1,015,000	6.00%, 10/01/22 (c)	1,052,281
200,000	City of Crown Point, Indiana Economic Development, Series A (RB) 8.00%, 11/15/19 (c)	204,312
1,000,000	City of Rockport, Indiana Steel Corp. Project, Series A (RB) 7.00%, 02/01/22 (c)	1,009,880
900,000	City of Valparaiso, Indiana Exempt Facilities Revenue, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	985,977
500,000	Indiana Finance Authority, Baptist Healthcare System (RB) 5.00%, 08/15/27 (c)	534,340
	Indiana Finance Authority, Earlham College Project (RB)
1,065,000	5.00%, 10/01/23 (c)	1,067,556
50,000	5.00%, 10/01/23 (c)	50,743
	Indiana Finance Authority, King’s Daughters’ Hospital and Health Services (RB)
765,000	5.13%, 08/15/20 (c)	794,146
725,000	5.50%, 08/15/20 (c)	751,027
600,000	5.50%, 08/15/20 (c)	622,908
	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB)
250,000	5.00%, 07/01/23 (c)	264,358
2,805,000	5.00%, 07/01/23 (c)	2,949,177
3,890,000	5.25%, 07/01/23 (c)	4,124,684
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
2,110,000	5.00%, 06/01/22 (c)	2,070,248
1,525,000	5.00%, 06/01/22 (c)	1,528,126
	Indiana Finance Authority, United States Steel Corp. Project (RB)
320,000	5.75%, 08/01/22 (c)	320,998
1,315,000	6.00%, 06/01/20 (c)	1,349,216
		26,146,713
Iowa: 2.4%
7,595,000	Iowa Finance Authority, Alcoa, Inc. Project (RB) 4.75%, 08/01/22 (c)	7,775,381
1,500,000	Iowa Finance Authority, Drake West Village Project, Series A (RB) 4.50%, 06/01/26 (c)	1,439,280
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
6,975,000	5.25%, 12/01/23 (c)	7,400,893
10,000	5.50%, 02/21/19 (c)	10,010
2,775,000	5.88%, 06/01/19 (c)	2,927,736
9,300,000	Iowa Finance Authority, Iowa Fertilizer Co. Project, Series B (RB) 5.25%, 12/01/22 (c) (p)	9,903,384
1,900,000	Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB) 5.00%, 05/15/27 (c)	1,959,242
	Iowa Finance Authority, Northcrest, Inc. Project, Series A (RB)
500,000	5.00%, 03/01/24 (c)	503,615
500,000	5.00%, 03/01/24 (c)	508,285
	Iowa Finance Authority, Sunrise Retirement Community Project (RB)
1,035,000	5.50%, 09/01/20 (c)	1,044,294
885,000	5.50%, 09/01/20 (c)	899,868
945,000	5.75%, 09/01/20 (c)	958,948
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
3,615,000	5.00%, 10/01/25 (c)	3,552,388
850,000	5.00%, 10/01/25 (c)	856,647
180,000	Tobacco Settlement Authority, Series B (RB) 5.60%, 03/04/19 (c)	180,031
	Tobacco Settlement Authority, Series C (RB)
3,175,000	5.38%, 03/04/19 (c)	3,154,013
5,585,000	5.50%, 03/04/19 (c)	5,548,251
6,960,000	5.63%, 03/04/19 (c)	6,887,546
800,000	Tobacco Settlement Authority, Series D (RB) 0.00%, 03/04/19 (c) ^	123,688
		55,633,500
Kansas: 0.9%
1,130,000	Arkansas City Public Building Commission, South Central Regional Medical Center (RB) 6.25%, 09/01/19 (c)	1,142,724
750,000	City of Lenexa, Health Care Facility, Lake View Village, Inc., Series A (RB) 5.00%, 05/15/25 (c)	770,692
1,000,000	City of Wichita, Health Care Facilities, Series I (RB) 5.00%, 05/15/25 (c)	1,016,260
255,000	City of Wichita, Health Care Facilities, Series II-A (RB) 5.25%, 12/01/26 (c)	263,066
380,000	City of Wichita, Health Care Facilities, Series IV-A (RB) 5.63%, 05/15/24 (c)	392,114
1,000,000	Kansas Development Finance Authority, Village Shalom Project, Series A (RB) 5.25%, 11/15/23 (c)	999,920
	Overland Park, Kansas Development Corp. (RB) (AMBAC)
7,200,000	5.13%, 03/04/19 (c)	7,210,728
100,000	5.13%, 03/04/19 (c)	100,149
1,000,000	5.25%, 03/04/19 (c)	1,001,490
2,550,000	Overland Park, Kansas, Prairiefire At Lionsgate Project (RB) 6.00%, 12/15/22 (c)	2,123,334
	Wyandotte County, Kansas City Unified Government (RB)
165,000	0.00%, 12/01/27 ^	115,718
1,000,000	4.50%, 12/01/26 (c)	993,160
	Wyandotte County, Kansas City Unified Government, Series A (RB)
445,000	5.00%, 09/01/25 (c)	472,590
2,670,000	5.75%, 09/01/25 (c)	2,841,254
1,250,000	6.00%, 09/01/25 (c)	1,322,125
		20,765,324
Kentucky: 0.7%
1,000,000	Christian County, Jennie Stuart Medical Center (RB) 5.50%, 02/01/26 (c)	1,067,440
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
250,000	5.00%, 05/15/26 (c)	251,498
250,000	5.00%, 05/15/26 (c)	255,955
400,000	5.38%, 11/15/22 (c)	415,680
250,000	5.50%, 11/15/22 (c)	258,145
1,585,000	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project (RB) 5.00%, 07/01/25 (c)	1,666,897
	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Series A (RB)
7,365,000	4.25%, 07/01/25 (c)	7,375,606
1,525,000	5.00%, 07/01/25 (c)	1,581,699
	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB)
150,000	5.00%, 06/01/26	168,855
750,000	5.25%, 06/01/27 (c)	810,817
	Kentucky Economic Development Finance Authority, Rosedale Green Project (RB)
510,000	5.50%, 11/15/25 (c)	518,894
500,000	5.75%, 11/15/25 (c)	510,065
265,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/23	297,166
335,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	362,969
	Louisville and Jefferson County, Metropolitan Government Catholic Health Initiatives, Series A (RB)
150,000	5.00%, 06/01/22 (c)	163,140
220,000	5.00%, 06/01/22 (c)	237,875
1,220,000	Ohio County, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB) 6.00%, 07/15/20 (c)	1,229,004
		17,171,705
Louisiana: 0.5%
	City of Shreveport, Water and Sewer Revenue, Series C (RB)
470,000	4.00%, 12/01/28 (c)	494,957
2,235,000	4.00%, 12/01/28 (c)	2,370,240
100,000	5.00%, 12/01/25	116,275
	Jefferson Parish Hospital Service District No. 2 (RB)
500,000	5.63%, 07/01/21 (c)	475,000
290,000	6.25%, 07/01/21 (c)	275,500
3,490,000	6.38%, 07/01/21 (c)	3,315,500
100,000	Louisiana Housing Finance Agency, Chateau Project, Series A (RB) 7.25%, 09/01/19 (c)	96,681
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	1,084,190
2,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	1,917,500
530,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (c)	561,816
500,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-1 (RB) 6.50%, 11/01/20 (c)	532,440
400,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-2 (RB) 6.50%, 11/01/20 (c)	425,952
1,647,254	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c) (d) * §	16
	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB)
2,259,041	7.50%, 07/01/23 (d) * §	23
1,389,436	8.38%, 07/01/24 (c) (d) * §	14
350,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	364,137
		12,030,241
Maine: 0.6%
4,500,000	Maine Finance Authority, Solid Disposal Facility (RB) 5.38%, 12/15/26 (c)	4,594,320
200,000	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 6.95%, 07/01/21 (c)	215,220
	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
1,470,000	4.00%, 07/01/26 (c)	1,399,352
300,000	4.00%, 07/01/26 (c)	291,333
645,000	5.00%, 07/01/26 (c)	680,901
1,000,000	5.00%, 07/01/26 (c)	1,059,590
	Maine Health and Higher Educational Facilities Authority, General Medical Center Issue (RB)
75,000	5.25%, 07/01/21	77,408
1,735,000	6.00%, 07/01/21 (c)	1,828,534
2,220,000	6.75%, 07/01/21 (c)	2,362,946
50,000	6.95%, 07/01/21 (c)	53,566
55,000	7.50%, 07/01/21 (c)	60,290
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 03/04/19 (c)	2,010,440
		14,633,900
Maryland: 1.3%
1,000,000	Anne Arundel County Consolidated Special Taxing District, The Village at Two Rivers Project (ST) 5.25%, 07/01/24 (c)	1,002,320
	City of Baltimore, Convention Center Hotel (RB)
2,000,000	5.00%, 09/01/27 (c)	2,154,440
1,425,000	5.00%, 09/01/27 (c)	1,539,356
915,000	5.00%, 09/01/27 (c)	995,099
500,000	City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/27 (c)	525,230
250,000	City of Baltimore, Harbor Point Project (RB) 5.13%, 06/01/26 (c)	255,880
2,700,000	Frederick County Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	2,782,134
2,000,000	Frederick County, Maryland Education Facilities Project, Series A (RB) 5.00%, 09/01/27 (c)	2,077,640
500,000	Howard County, Series A (TA) 4.50%, 02/15/26 (c)	500,590
3,785,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	3,897,831
	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
100,000	3.75%, 01/01/27 (c)	100,542
470,000	4.38%, 01/01/27 (c)	475,156
530,000	4.50%, 01/01/27 (c)	534,547
1,000,000	Maryland Economic Development Corp., Purple Line Light Rail Project, Series D (RB) 5.00%, 09/30/26 (c)	1,067,370
1,120,000	Maryland Economic Development Corp., Transportation Facilities Project, Series A (RB) 5.00%, 06/01/28 (c)	1,261,254
	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center Issue, Series A (RB)
400,000	4.00%, 07/01/26 (c)	395,788
250,000	5.00%, 07/01/26 (c)	271,558
	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
210,000	4.00%, 07/01/25 (c)	219,784
145,000	4.25%, 07/01/25 (c)	150,852
1,500,000	5.00%, 07/01/25 (c)	1,605,000
500,000	5.00%, 07/01/25 (c)	537,650
625,000	5.00%, 07/01/25 (c)	688,556
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
430,000	5.00%, 07/01/20	447,695
40,000	5.00%, 07/01/22	43,740
1,025,000	5.00%, 07/01/24	1,162,729
500,000	5.25%, 07/01/24 (c)	570,500
	Mayor and Council of Rockville, Ingleside at King Farm Project, Series B (RB)
1,000,000	5.00%, 11/01/24 (c)	1,029,910
1,000,000	5.00%, 11/01/24 (c)	1,034,280
	Prince George County, Collington Episcopal Life Care Community, Inc. (RB)
1,000,000	5.25%, 04/01/27 (c)	1,037,540
1,000,000	5.25%, 04/01/27 (c)	1,047,900
	Prince George’s County, Suitland-Naylor Road Project (TA)
500,000	4.75%, 01/01/26 (c)	487,260
500,000	5.00%, 01/01/26 (c)	490,465
		30,390,596
Massachusetts: 1.3%
	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB)
750,000	4.00%, 07/01/26 (c)	749,977
550,000	5.00%, 07/01/26 (c)	595,942
	Massachusetts Development Finance Agency, Emerson College (RB)
705,000	5.00%, 01/01/25 (c)	747,074
680,000	5.00%, 01/01/25 (c)	718,005
500,000	5.00%, 01/01/25 (c)	538,875
	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB)
1,660,000	4.00%, 10/01/26 (c)	1,536,762
445,000	5.00%, 07/01/22 (c)	491,400
1,035,000	5.00%, 10/01/26 (c)	1,094,243
	Massachusetts Development Finance Agency, Lawrence General Hospital (RB)
585,000	5.00%, 07/01/27 (c)	608,587
1,000,000	5.00%, 07/01/27 (c)	1,048,920
	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB)
350,000	5.25%, 07/01/24 (c)	379,215
435,000	5.50%, 07/01/24 (c)	468,626
	Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility (RB)
500,000	5.00%, 11/15/25 (c)	510,830
500,000	5.13%, 11/15/25 (c)	509,790
	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
1,000,000	4.00%, 10/01/22 (c)	969,210
750,000	4.00%, 10/01/22 (c)	761,505
2,250,000	5.00%, 10/01/22 (c)	2,315,160
1,000,000	5.00%, 10/01/22 (c)	1,034,020
280,000	Massachusetts Development Finance Agency, Orchard Cove (RB) 5.25%, 03/04/19 (c)	280,244
	Massachusetts Development Finance Agency, Provident Commonwealth Education Resources II Issue, UMass Dartmouth Student Housing Project (RB)
955,000	5.00%, 10/01/28 (c)	1,018,221
500,000	5.00%, 10/01/28 (c)	539,290
	Massachusetts Development Finance Agency, Series D (RB)
285,000	4.00%, 07/01/25 (c)	277,279
2,105,000	5.00%, 07/01/25 (c)	2,232,647
1,000,000	Massachusetts Development Finance Agency, Series I (RB) 4.00%, 07/01/26 (c)	1,011,490
	Massachusetts Development Finance Agency, Suffolk University (RB)
740,000	4.00%, 07/01/27 (c)	713,922
1,000,000	5.00%, 07/01/27 (c)	1,118,460
3,000,000	5.00%, 07/01/27 (c)	3,297,720
1,500,000	5.00%, 07/01/27 (c)	1,654,575
	Massachusetts Development Finance Agency, UMass Health Care, Series L (RB)
290,000	3.63%, 07/01/27 (c)	284,070
550,000	4.00%, 07/01/27 (c)	549,115
	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB)
510,000	5.00%, 07/01/26 (c)	548,837
190,000	5.00%, 07/01/26 (c)	216,695
1,020,000	5.00%, 07/01/26 (c)	1,178,763
1,510,000	Massachusetts Educational Financing Authority, Series C (RB) 4.13%, 07/01/28 (c)	1,522,276
		31,521,745
Michigan: 1.3%
290,000	Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/27 (c)	299,875
990,000	City of Flint Hospital Building Authority, Hurley Medical Center (RB) 7.38%, 07/01/20 (c)	1,045,024
425,000	City of Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	429,191
170,000	Detroit Local Development Finance Authority, Series A (TA) 5.50%, 03/04/19 (c)	169,279
	Grand Rapids Economic Development Corp., Beacon Hill at EastGate Project, Series A (RB)
500,000	5.00%, 11/01/24 (c)	502,425
500,000	5.00%, 11/01/24 (c)	504,545
	Michigan Finance Authority, Lawrence Technological University Project (RB)
1,000,000	5.00%, 02/01/27 (c)	1,045,540
900,000	5.25%, 02/01/27 (c)	981,441
	Michigan Finance Authority, Presbyterian Villages of Michigan (RB)
895,000	4.75%, 11/15/25	921,071
250,000	5.25%, 11/15/25 (c)	253,680
300,000	5.50%, 11/15/25 (c)	304,719
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
2,735,000	5.00%, 07/01/24 (c)	2,936,870
100,000	5.00%, 07/01/24 (c)	107,841
	Michigan Finance Authority, Thomas M Cooley Law School Project (RB)
650,000	5.00%, 07/01/24 (c)	708,337
780,000	6.75%, 07/01/24 (c)	783,362
1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 03/04/19 (c)	1,000,120
455,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 03/04/19 (c)	448,412
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
330,000	5.13%, 02/19/19 (c)	328,037
7,475,000	6.00%, 02/19/19 (c)	7,362,875
3,975,000	6.00%, 02/19/19 (c)	3,947,095
6,000,000	6.88%, 02/19/19 (c)	6,001,200
1,205,000	Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.00%, 02/19/19 (c) ^	58,985
1,400,000	Michigan Tobacco Settlement Finance Authority, Series C (RB) 0.00%, 06/01/33 (c) ^	35,560
		30,175,484
Minnesota: 1.2%
	City of Anoka, Homestead at Anoka, Inc. Project (RB)
500,000	4.25%, 11/01/24 (c)	506,785
1,000,000	5.50%, 11/01/24 (c)	1,059,670
2,015,000	City of Apple Valley, Minnesota Senior Living, Series B (RB) 5.00%, 01/01/22 (c)	2,033,357
	City of Bethel, The Lodge at the Lakes at Stillwater Project (RB)
500,000	5.00%, 06/01/23 (c)	511,110
750,000	5.00%, 06/01/23 (c)	768,735
350,000	5.00%, 06/01/23 (c)	361,463
500,000	5.25%, 06/01/23 (c)	516,520
	City of Blaine, Crest View Senior Communities Project, Series A (RB)
1,355,000	5.75%, 07/01/25 (c)	1,300,746
1,055,000	6.13%, 07/01/25 (c)	1,013,106
400,000	6.13%, 07/01/25 (c)	387,524
	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
245,000	5.50%, 07/01/25 (c)	247,886
250,000	5.50%, 07/01/25 (c)	255,808
500,000	5.75%, 07/01/25 (c)	510,425
	City of Deephaven, Minnesota Charter School, Eagle Ridge Academy Project, Series A (RB)
500,000	5.25%, 07/01/25 (c)	518,680
1,000,000	5.50%, 07/01/25 (c)	1,044,230
500,000	City of Forest Lake (RB) (SAW) 5.38%, 08/01/27 (c)	505,375
750,000	City of Ham Lake, Minnesota Charter School, Davinci Academy Project, Series A (RB) 5.00%, 07/01/24 (c)	724,590
	City of Maple Grove, Minnesota Health Care Facilities (RB)
1,000,000	4.00%, 05/01/27 (c)	1,017,540
625,000	5.00%, 05/01/27 (c)	709,781
500,000	City of Minneapolis, Charter School, Hiawatha Academies Project, Series A (RB) 5.00%, 07/01/24 (c)	478,785
1,245,000	City of Rochester, Health Care and Housing Facilities, Series A (RB) 5.00%, 12/01/25 (c)	1,221,868
	City of St. Paul Park, Minnesota Health Care Facilities, Presbyterian Homes Interlude Transitional Care (RB)
730,000	4.38%, 05/01/23 (c)	698,041
1,000,000	5.00%, 05/01/23 (c)	1,029,620
1,100,000	City of Victoria, Minnesota Holy Family Catholic High School Project (RB) 5.00%, 09/01/22 (c)	1,089,275
500,000	City of West St. Paul, Minnesota Housing and Health Care Facilities, Walker Westwood Ridge Campus Project (RB) 5.00%, 11/01/25 (c)	512,610
	Housing and Redevelopment Authority of The City of St. Paul, Series A (RB)
325,000	5.75%, 09/01/26 (c)	340,200
500,000	6.00%, 09/01/26 (c)	527,960
750,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	785,032
2,500,000	Saint Paul, Minnesota Housing and Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	2,527,400
250,000	Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB) 4.00%, 08/01/26 (c)	238,475
	Wayzata, Minnesota Folkestone Senior Living Community, Series A (RB)
2,200,000	5.75%, 05/01/19 (c)	2,253,790
2,500,000	6.00%, 05/01/19 (c)	2,562,050
		28,258,437
Mississippi: 0.1%
1,000,000	Mississippi Development Bank (RB) (AGM) 6.88%, 12/01/23 (c)	1,185,150
Missouri: 1.3%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB) 5.00%, 08/01/19 (c)	1,000,330
600,000	City of Blue Springs, Adams Farm Project, Series A (TA) 4.00%, 06/01/24 (c)	593,220
	City of Liberty, Liberty Commons Project, Series A (TA)
500,000	5.75%, 06/01/25 (c)	481,520
500,000	6.00%, 06/01/25 (c)	483,035
	City of St. Ann, Northwest Plaza Development Project, Series A (TA)
1,500,000	4.63%, 11/01/27 (c)	1,446,645
1,000,000	5.38%, 11/01/27 (c)	960,660
780,000	Industrial Development Authority of the City of St. Louis, Series A (RB) 3.88%, 11/15/26 (c)	798,135
	Kansas City Industrial Development Authority, KIngswood Project (RB)
2,400,000	5.75%, 11/15/25 (c)	2,034,624
4,910,000	6.00%, 11/15/25 (c)	3,950,488
2,810,000	6.00%, 11/15/25 (c)	2,298,046
	Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (AGM) (TA)
2,800,000	5.00%, 02/01/28 (c)	2,820,104
500,000	5.00%, 02/01/28 (c)	511,835
	Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB)
1,000,000	5.25%, 05/15/27 (c)	1,044,270
500,000	5.25%, 05/15/27 (c)	527,420
	Lees Summit Industrial Development Authority, John Knox Village, Series A (RB)
1,250,000	5.00%, 08/15/24 (c)	1,240,737
450,000	5.00%, 08/15/25 (c)	463,757
200,000	5.00%, 08/15/25 (c)	199,722
1,250,000	5.25%, 08/15/24 (c)	1,275,187
	Maryland Heights Industrial Development Authority, San Louis Community Ice Center Project, Series A (RB)
2,000,000	5.00%, 03/15/28 (c)	1,984,500
860,000	5.00%, 03/15/28 (c)	871,025
40,000	Nevada City, Regional Medical Center (RB) (ACA) 4.30%, 03/04/19 (c)	37,626
860,000	Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project, Series A (TA) 5.38%, 05/01/25 (c)	855,803
	St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB)
500,000	5.00%, 09/01/25 (c)	503,765
500,000	5.13%, 09/01/25 (c)	502,800
500,000	5.25%, 09/01/25 (c)	501,845
150,000	St. Louis County, Industrial Development Authority, St. Andrew’s Resources, Series A (RB) 5.00%, 12/01/25 (c)	154,623
	St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB)
250,000	4.38%, 11/15/26 (c)	253,195
500,000	4.75%, 11/15/26 (c)	507,440
	St. Louis, Industrial Development Authority, Confluence Academy Project, Series A (RB)
1,150,000	5.25%, 03/04/19 (c)	1,140,731
570,000	5.35%, 03/04/19 (c)	537,231
1,500,000	St. Louis, Industrial Development Authority, Ranken-Jordan Project (RB) 5.00%, 11/15/25 (c)	1,524,030
		31,504,349
Nebraska: 0.3%
	Central Plains Energy Project, Gas Project Crossover, Series A (RB)
125,000	5.00%, 09/01/30	144,391
830,000	5.00%, 09/01/34	969,755
1,185,000	5.00%, 09/01/35	1,382,599
3,250,000	5.00%, 09/01/42	3,753,880
		6,250,625
Nevada: 0.3%
500,000	Carson City, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	528,170
4,000,000	City of Reno, Sales Tax, Transportation Rail Access Corridor Project (RB) (AGM) 0.00%, 07/01/38 (c) ^	458,360
1,000,000	City of Reno, Tax Increment Senior Lien Bonds, Series C (TA) 5.40%, 03/04/19 (c)	973,820
190,000	Clark County, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	194,437
625,000	Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/26 (c)	588,750
	State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB)
500,000	5.88%, 12/15/27	524,230
735,000	6.25%, 12/15/27 (c)	780,621
	State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB)
1,000,000	5.00%, 12/15/25 (c)	1,009,770
500,000	5.00%, 12/15/25 (c)	501,410
1,000,000	5.00%, 12/15/25 (c)	1,016,200
1,000,000	5.13%, 12/15/25 (c)	1,011,760
		7,587,528
New Hampshire: 0.5%
4,000,000	New Hampshire Business Finance Authority, Covanta Project, Series B (RB) 4.63%, 07/01/23 (c)	3,857,240
870,000	New Hampshire Business Finance Authority, Covanta Project, Series C (RB) 4.88%, 07/01/23 (c)	857,298
3,750,000	New Hampshire Health and Education Facilities Authority Act, Elliot Hospital (RB) 5.00%, 10/01/26 (c)	4,038,637
	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB)
2,950,000	6.13%, 07/01/24 (c)	3,064,578
500,000	6.13%, 07/01/24 (c)	523,525
500,000	6.25%, 07/01/24 (c)	525,290
		12,866,568
New Jersey: 7.8%
	Atlantic City (GO)
25,000	5.00%, 11/01/21	24,454
50,000	5.00%, 12/01/21	49,363
65,000	5.00%, 11/01/22	62,644
30,000	5.00%, 12/01/23 (c)	29,346
370,000	Burlington County, New Jersey Bridge Commission, The Evergreens Project (RB) 5.63%, 03/04/19 (c)	352,806
	Camden County, New Jersey Improvement Authority, Series A (RB)
1,000,000	5.00%, 02/15/24 (c)	1,086,410
1,000,000	5.00%, 02/15/24 (c)	1,077,710
150,000	5.00%, 02/15/24 (c)	165,014
1,000,000	5.00%, 02/15/24 (c)	1,116,980
1,055,000	5.00%, 02/15/24 (c)	1,165,807
	Casino Reinvestment Development Authority (RB)
2,450,000	5.25%, 11/01/24 (c)	2,606,849
1,410,000	5.25%, 11/01/24 (c)	1,502,510
1,000,000	Essex County Improvement Authority, Covanta Project (RB) 5.25%, 07/01/20 (c)	1,003,990
2,370,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	2,512,153
470,000	New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/26 (c)	479,499
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
1,665,000	4.25%, 06/15/22 (c)	1,736,495
925,000	5.00%, 06/15/20	958,577
1,250,000	5.00%, 06/15/21	1,325,112
535,000	5.00%, 06/15/22 (c)	567,742
520,000	5.00%, 06/15/22 (c)	553,197
1,150,000	5.00%, 06/15/22 (c)	1,234,467
110,000	5.00%, 06/15/22	119,001
1,020,000	5.00%, 06/15/22 (c)	1,101,070
160,000	5.00%, 06/15/22 (c)	172,286
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
2,075,000	5.25%, 08/20/22 (c)	2,252,433
2,215,000	5.50%, 03/04/19 (c)	2,219,585
60,000	5.50%, 06/20/23 (c)	65,883
235,000	5.63%, 03/05/24 (c)	265,080
350,000	5.63%, 03/05/24 (c)	394,979
2,695,000	5.75%, 09/15/22 (c)	2,966,360
	New Jersey Economic Development Authority, Health Department and Taxation Division Office Project, Series A (RB)
500,000	5.00%, 12/15/27 (c)	522,170
1,130,000	5.00%, 12/15/27 (c)	1,186,037
55,000	New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	60,165
	New Jersey Economic Development Authority, Lions Gate Project (RB)
655,000	4.88%, 01/01/24 (c)	656,244
500,000	5.00%, 01/01/24 (c)	499,455
1,800,000	5.25%, 01/01/24 (c)	1,802,988
515,000	New Jersey Economic Development Authority, Motor Vehicle Surcharges Revenue, Series B (RB) (XLCA) 0.00%, 07/01/26 ^	408,853
985,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	1,026,301
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
120,000	4.00%, 11/01/25	127,874
4,000,000	5.00%, 11/01/22	4,347,480
1,000,000	New Jersey Economic Development Authority, Port Newark Container Terminal LLC Project (RB) 5.00%, 10/01/27 (c)	1,068,750
745,000	New Jersey Economic Development Authority, Saint Barnabas Project, Series A (RB) 0.00%, 07/01/21 ^	710,983
	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB)
1,555,000	5.00%, 12/15/26 (c)	1,638,566
220,000	5.00%, 12/15/26 (c)	236,243
1,730,000	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 4.75%, 12/15/26 (c)	1,843,159
	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
3,500,000	4.00%, 06/15/27 (c)	3,371,760
780,000	5.00%, 06/15/27 (c)	860,005
	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
745,000	5.00%, 03/01/21 (c)	783,196
845,000	5.25%, 03/01/21 (c)	888,357
	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
165,000	5.00%, 03/01/21 (c)	172,877
360,000	5.25%, 03/01/21 (c)	377,356
210,000	5.25%, 03/01/21 (c)	220,385
105,000	5.25%, 03/01/21 (c)	110,388
	New Jersey Economic Development Authority, School Facilities Construction, Series II (RB)
335,000	5.00%, 03/01/22 (c)	357,378
515,000	5.00%, 03/01/22 (c)	547,368
435,000	5.00%, 03/01/22 (c)	466,455
470,000	5.00%, 03/01/22 (c)	502,689
	New Jersey Economic Development Authority, School Facilities Construction, Series KK (RB)
1,645,000	4.00%, 12/15/27 (c)	1,501,589
355,000	5.00%, 09/01/22 (c)	369,346
685,000	5.00%, 09/01/22 (c)	709,667
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
650,000	5.00%, 03/01/21	683,592
3,050,000	5.00%, 03/01/22	3,269,600
155,000	5.00%, 03/01/23 (c)	166,127
300,000	5.00%, 03/01/23 (c)	322,728
265,000	5.00%, 03/01/23 (c)	283,081
650,000	5.00%, 03/01/23 (c)	702,351
1,680,000	5.00%, 03/01/23 (c)	1,822,716
865,000	5.00%, 03/01/23 (c)	940,921
1,175,000	5.00%, 03/01/23 (c)	1,247,321
	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
580,000	5.00%, 06/15/24 (c)	619,556
140,000	5.00%, 06/15/24 (c)	150,751
920,000	5.00%, 06/15/24 (c)	1,013,380
120,000	New Jersey Economic Development Authority, School Facilities Construction, Series RR (RB) 5.00%, 06/15/24 (c)	127,822
	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
4,840,000	5.00%, 06/15/24 (c)	5,057,074
875,000	5.00%, 06/15/24 (c)	927,657
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
405,000	5.00%, 06/15/25 (c)	430,110
455,000	5.00%, 06/15/25 (c)	481,367
1,235,000	5.00%, 06/15/25 (c)	1,320,178
545,000	5.00%, 06/15/25 (c)	580,687
435,000	5.25%, 06/15/25 (c)	485,960
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
220,000	4.00%, 06/15/24	232,833
595,000	4.25%, 06/15/25 (c)	633,514
125,000	4.38%, 06/15/25 (c)	133,244
1,085,000	5.00%, 06/15/21	1,148,397
1,000,000	5.00%, 06/15/23	1,095,350
1,080,000	5.00%, 06/15/24	1,199,243
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
350,000	5.13%, 01/01/24 (c)	377,073
900,000	5.38%, 01/01/24 (c)	967,905
500,000	5.50%, 01/01/24 (c)	561,985
	New Jersey Economic Development Motor Vehicle, Series A (RB)
835,000	3.38%, 07/01/27 (c)	819,068
3,055,000	4.00%, 07/01/27 (c)	3,009,969
1,640,000	4.00%, 07/01/27 (c)	1,639,951
1,250,000	5.00%, 07/01/27 (c)	1,348,650
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
550,000	5.00%, 06/15/22	592,972
150,000	5.00%, 06/15/23	164,303
265,000	New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	290,591
	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB)
1,000,000	5.00%, 07/01/25	1,138,280
1,050,000	5.00%, 07/01/26 (c)	1,134,178
1,000,000	5.00%, 07/01/26 (c)	1,106,740
	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB)
630,000	5.00%, 04/01/28 (c)	668,940
940,000	5.00%, 04/01/28 (c)	1,003,262
1,000,000	5.00%, 04/01/28 (c)	1,072,040
	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB)
850,000	3.00%, 07/01/26 (c)	753,635
785,000	3.13%, 07/01/26 (c)	697,716
845,000	4.00%, 07/01/26 (c)	822,160
1,750,000	5.00%, 07/01/26 (c)	1,862,332
	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB)
100,000	5.00%, 07/01/21	104,445
170,000	6.00%, 07/01/21 (c)	181,473
1,050,000	6.25%, 07/01/21 (c)	1,116,591
	New Jersey State Transportation Trust Fund Authority, Series A (RB)
870,000	0.00%, 12/15/28 ^	598,995
165,000	0.00%, 12/15/35 ^	78,162
	New Jersey State Transportation Trust Fund Authority, Series C (RB) (AMBAC)
985,000	0.00%, 12/15/26 ^	750,363
185,000	0.00%, 12/15/28 ^	128,610
	New Jersey Transportation Trust Fund Authority, Series A (RB)
270,000	0.00%, 12/15/25 ^	213,068
230,000	0.00%, 12/15/25 ^	181,502
575,000	0.00%, 12/15/26 ^	434,993
4,440,000	0.00%, 12/15/28 ^	3,068,795
325,000	0.00%, 12/15/29 ^	213,850
2,210,000	0.00%, 12/15/30 ^	1,378,222
1,780,000	0.00%, 12/15/31 ^	1,050,734
1,295,000	0.00%, 12/15/32 ^	721,885
935,000	0.00%, 12/15/33 ^	494,634
705,000	0.00%, 12/15/33 ^	372,959
510,000	0.00%, 12/15/34 ^	254,898
915,000	0.00%, 12/15/34 ^	457,317
1,780,000	0.00%, 12/15/37 ^	756,197
1,115,000	0.00%, 12/15/37 ^	473,685
605,000	0.00%, 12/15/38 ^	243,246
705,000	0.00%, 12/15/38 ^	283,452
1,500,000	0.00%, 12/15/39 ^	570,210
750,000	0.00%, 12/15/40 ^	269,295
695,000	4.00%, 12/15/28 (c)	703,465
1,000,000	4.25%, 12/15/28 (c)	997,300
100,000	5.00%, 06/15/20	103,767
360,000	5.00%, 06/15/21 (c)	379,166
5,875,000	5.00%, 06/15/22 (c)	6,048,606
665,000	5.00%, 06/15/24	739,473
1,000,000	5.00%, 12/15/28 (c)	1,085,040
100,000	5.25%, 06/15/21 (c)	106,247
370,000	5.25%, 06/15/21 (c)	388,589
430,000	5.25%, 12/15/21	463,089
100,000	5.25%, 12/15/23	111,547
310,000	5.50%, 12/15/21	335,987
205,000	5.50%, 12/15/23	230,992
250,000	6.00%, 06/15/21 (c)	267,395
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
220,000	4.00%, 06/15/22 (c)	223,945
695,000	4.25%, 06/15/24 (c)	667,825
150,000	4.75%, 06/15/25 (c)	157,290
1,375,000	4.75%, 06/15/25 (c)	1,423,001
345,000	5.00%, 06/15/22	372,189
265,000	5.00%, 06/15/22 (c)	281,568
425,000	5.00%, 06/15/22 (c)	443,811
4,710,000	5.00%, 06/15/22 (c)	4,868,633
1,940,000	5.00%, 06/15/22 (c)	2,019,618
135,000	5.00%, 06/15/23 (c)	146,595
640,000	5.00%, 06/15/23 (c)	669,274
1,115,000	5.00%, 06/15/23 (c)	1,150,624
200,000	5.00%, 06/15/23 (c)	218,036
1,620,000	5.00%, 06/15/24 (c)	1,699,834
1,195,000	5.00%, 06/15/24 (c)	1,243,923
340,000	5.00%, 06/15/25 (c)	352,536
665,000	5.00%, 06/15/25 (c)	689,891
130,000	5.25%, 06/15/23 (c)	138,369
925,000	5.25%, 06/15/23 (c)	997,326
505,000	5.25%, 06/15/25 (c)	534,896
	New Jersey Transportation Trust Fund Authority, Series B (RB)
3,425,000	5.00%, 06/15/21 (c)	3,532,579
835,000	5.25%, 06/15/21 (c)	870,730
	New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
250,000	0.00%, 12/15/25 ^	198,755
265,000	0.00%, 12/15/30 ^	168,172
290,000	0.00%, 12/15/31 ^	174,235
10,475,000	0.00%, 12/15/35 ^	5,061,310
2,245,000	5.25%, 12/15/24 (c)	2,434,209
	New Jersey Transportation Trust Fund Authority, Series D (RB)
325,000	5.00%, 12/15/24	363,782
960,000	5.00%, 12/15/24 (c)	1,028,342
295,000	5.25%, 12/15/23	329,064
1,690,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	1,786,955
	South Jersey Port Corp., Marine Terminal, Series B (RB)
500,000	5.00%, 01/01/28 (c)	531,745
2,000,000	5.00%, 01/01/28 (c)	2,117,820
360,000	5.00%, 01/01/28 (c)	394,085
305,000	5.00%, 01/01/28 (c)	328,604
	Tobacco Settlement Financing Corp., Series A (RB)
4,800,000	5.00%, 06/01/28 (c)	4,969,728
4,000,000	5.25%, 06/01/28 (c)	4,235,520
	Tobacco Settlement Financing Corp., Series B (RB)
3,000,000	3.20%, 06/01/27	3,035,340
5,300,000	5.00%, 06/01/28 (c)	5,293,375
		183,160,974
New Mexico: 0.1%
500,000	Farmington, New Mexico Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	487,470
695,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	728,075
1,000,000	Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 05/01/20 (c)	1,002,130
		2,217,675
New York: 7.6%
	Brooklyn Arena Local Development Corp., Barclays Center (RB)
215,000	0.00%, 07/15/32 ^	129,770
370,000	0.00%, 07/15/33 ^	211,466
4,350,000	0.00%, 07/15/45 ^	1,250,407
4,025,000	5.00%, 01/15/27 (c)	4,326,472
125,000	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) 5.00%, 07/15/26	143,326
750,000	Buffalo and Erie County Industrial Land Development Corp., Series A (RB) 5.00%, 08/01/27 (c)	774,240
250,000	Build NYC Resource Corp., Metropolitan College of New York Project (RB) 5.25%, 11/01/24 (c)	258,355
	Build NYC Resource Corp., New York Law School Project (RB)
695,000	4.00%, 01/01/26 (c)	642,611
725,000	5.00%, 01/01/26 (c)	762,548
	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB)
1,050,000	4.50%, 01/01/25	1,128,781
560,000	5.00%, 11/01/24 (c)	550,026
600,000	5.00%, 01/01/25 (c)	634,182
750,000	5.25%, 11/01/24 (c)	763,312
1,145,000	5.50%, 11/01/24 (c)	1,162,335
1,100,000	Build NYC Resource Corp., South Bronx Charter School For International Cultures (RB) 5.00%, 04/15/23 (c)	1,114,036
1,000,000	Chautauqua Tobacco Asset Securitization Corp. (RB)
	5.00%, 06/01/24 (c)	993,840
	Dutchess County Industrial Development Agency, Series A-1 (RB)
15,000	4.50%, 03/04/19 (c)	14,878
400,000	5.00%, 03/04/19 (c)	386,776
940,000	Dutchess County Industrial Development Agency, Series A-2 (RB) 4.50%, 03/04/19 (c)	880,413
	Erie Tobacco Asset Securitization Corp., Series A (RB)
1,265,000	5.00%, 03/04/19 (c)	1,227,189
335,000	5.00%, 03/04/19 (c)	333,613
10,000,000	Erie Tobacco Asset Securitization Corp., Series D (RB) 0.00%, 03/04/19 (c) ^	482,800
	Nassau County Local Economic Assistance Corp., Winthrop University Hospital Project (RB)
30,000	4.25%, 07/01/22 (c)	30,236
450,000	5.00%, 07/01/22 (c)	474,903
400,000	5.00%, 07/01/22 (c)	426,260
175,000	5.00%, 07/01/22 (c)	189,086
3,285,000	Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 02/19/19 (c)	3,285,460
	Nassau County Tobacco Settlement Corp., Series A-3 (RB)
2,445,000	5.00%, 03/04/19 (c)	2,357,567
3,905,000	5.13%, 02/19/19 (c)	3,683,118
	New Rochelle Industrial Development Agency (RB)
2,075,000	5.25%, 07/01/19 (c)	1,401,330
95,000	5.50%, 07/01/19 (c) (d) *	88,710
2,000,000	New York City Housing Development Corp., 8 Spruce Street, Class E (RB) 3.50%, 05/15/24 (c)	2,010,460
35,000	New York City Industrial Development Agency, Brooklyn Navy Yard Cogeneration Partners, L.P. Project (RB) 5.75%, 02/18/19 (c)	35,055
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,520,000	4.75%, 03/04/19 (c)	1,521,049
110,000	5.00%, 03/04/19 (c)	111,492
650,000	5.00%, 03/04/19 (c)	659,425
100,000	5.00%, 03/04/19 (c)	100,242
825,000	5.00%, 03/04/19 (c)	827,392
120,000	5.00%, 03/04/19 (c)	120,336
2,000,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22 (c)	2,137,340
	New York City Industrial Development Agency, Yankee Stadium Project (RB) (FGIC)
1,500,000	4.50%, 03/04/19 (c)	1,501,305
600,000	5.00%, 03/04/19 (c)	603,390
5,000	New York Counties Tobacco Trust II (RB) 5.63%, 03/04/19 (c)	5,017
	New York Counties Tobacco Trust IV (RB)
10,525,000	0.00%, 02/19/19 (c) ^	431,209
380,000	5.00%, 02/19/19 (c)	363,831
745,000	5.00%, 02/19/19 (c)	708,346
1,640,000	New York Counties Tobacco Trust V (RB) 0.00%, 02/19/19 (c) ^	503,021
5,500,000	New York Counties Tobacco Trust VI (RB) 5.00%, 06/01/26 (c)	5,560,115
	New York Liberty Development Corp., 3 World Trade Center Project (RB)
23,350,000	5.00%, 11/15/24 (c)	24,213,483
3,500,000	5.15%, 11/15/24 (c)	3,742,935
3,700,000	5.38%, 11/15/24 (c)	3,918,892
1,100,000	7.25%, 11/15/24 (c)	1,282,171
255,000	New York Liberty Development Corp., 7 World Trade Center Project (RB) 5.00%, 03/15/22 (c)	271,980
375,000	New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	471,345
150,000	New York State Dormitory Authority, Fit Student Housing Corp. (RB) 5.25%, 07/01/31	177,498
450,000	New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 4.00%, 08/01/28 (c)	450,000
	New York State Dormitory Authority, Orange Regional Medical Center (RB)
300,000	5.00%, 06/01/27 (c)	331,101
300,000	5.00%, 06/01/27 (c)	344,136
200,000	New York State Dormitory Authority, Pace University, Series A (RB) 4.25%, 05/01/23 (c)	200,142
25,000	New York State Dormitory Authority, St. Joseph’s College (RB) 5.25%, 07/01/20 (c)	25,399
50,000	New York State Dormitory Authority, Yeshiva (RB) 5.00%, 11/01/21 (c)	50,533
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
345,000	5.00%, 08/01/20	356,882
6,190,000	5.00%, 08/01/21	6,538,497
7,400,000	5.00%, 08/01/21 (c)	7,673,356
3,075,000	5.00%, 08/01/21 (c)	3,220,078
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
1,340,000	4.00%, 07/01/24 (c)	1,324,550
2,410,000	4.00%, 07/01/24 (c)	2,399,324
835,000	4.00%, 07/01/24 (c)	852,911
730,000	4.00%, 07/01/24 (c)	748,184
500,000	4.00%, 07/01/24 (c)	513,945
420,000	5.00%, 07/01/24 (c)	458,787
3,255,000	5.00%, 07/01/24 (c)	3,440,958
5,720,000	5.00%, 07/01/24 (c)	6,029,624
230,000	5.00%, 07/01/24 (c)	246,624
6,955,000	5.25%, 07/01/24 (c)	7,401,650
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
15,000	5.00%, 01/01/21	15,914
1,000,000	5.00%, 01/01/22	1,075,920
250,000	5.00%, 01/01/23	274,393
4,000,000	Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series A (RB) 4.75%, 07/01/23 (c)	3,899,640
495,000	Orange County Industrial Development Agency, The Glen Arden, Inc. Project (RB) 5.70%, 03/04/19 (c)	441,273
	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB)
260,000	5.00%, 12/01/20	270,917
110,000	6.00%, 12/01/20 (c)	116,478
	Suffolk Tobacco Asset Securitization Corp., Series B (RB)
60,000	5.38%, 03/04/19 (c)	59,626
4,150,000	6.00%, 03/04/19 (c)	4,152,282
6,150,000	Suffolk Tobacco Asset Securitization Corp., Series C (RB) 6.63%, 06/01/22 (c)	6,439,665
	Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
200,000	5.00%, 01/01/26 (c)	215,716
1,950,000	5.00%, 01/01/26 (c)	2,097,069
300,000	5.00%, 01/01/26 (c)	327,585
550,000	5.00%, 01/01/26 (c)	594,963
	Tompkins County Development Corp., Tompkins Cortland Community College Foundation, Inc. Project, Series A (RB)
345,000	5.00%, 07/01/23 (c)	327,322
1,295,000	5.00%, 07/01/23 (c)	1,273,218
1,050,000	5.00%, 07/01/23 (c)	1,059,040
1,710,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/27 (c)	1,769,918
	TSASC, Inc., Tobacco Settlement Bonds, Series B (RB)
200,000	5.00%, 06/01/21	208,316
8,400,000	5.00%, 06/01/27 (c)	7,964,964
5,000,000	5.00%, 06/01/27 (c)	4,767,550
2,000,000	Tuxedo Farms Local Development Corp. (RB) 6.55%, 05/01/27 (c)	2,308,020
	Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB)
1,150,000	4.00%, 09/15/24 (c)	1,109,083
400,000	5.00%, 09/15/24 (c)	378,640
1,000,000	5.25%, 09/15/24 (c)	936,560
1,000,000	5.25%, 09/15/24 (c)	948,940
1,000,000	5.25%, 09/15/24 (c)	959,450
4,000,000	Westchester County Industrial Development Agency, Million Air Two LLC General Aviation Facilities Project, Series A (RB) 7.00%, 06/01/24 (c)	4,313,680
	Westchester County Local Development Corp., Medical Center (RB)
320,000	3.75%, 11/01/25 (c)	307,869
750,000	5.00%, 11/01/25 (c)	796,170
	Westchester County Local Development Corp., Series A (RB)
565,000	5.00%, 05/01/24 (c)	604,951
1,390,000	5.50%, 05/01/24 (c)	1,499,212
2,575,000	Westchester Tobacco Asset Securitization Corp., Series C (RB) 5.00%, 06/01/23 (c)	2,575,644
		178,082,044
North Carolina: 0.3%
	North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
250,000	5.00%, 06/30/25 (c)	265,010
1,000,000	5.00%, 06/30/25 (c)	1,044,480
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	251,831
1,330,000	5.00%, 03/01/22 (c)	1,372,360
820,000	5.00%, 03/01/22 (c)	848,766
	North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB)
250,000	5.00%, 10/01/24 (c)	258,663
150,000	5.00%, 10/01/25	162,051
	North Carolina Medical Care Commission, Retirement Facilities (RB)
550,000	4.70%, 07/01/25 (c)	555,132
250,000	5.00%, 10/01/24 (c)	264,478
1,395,000	6.00%, 01/01/20 (c)	1,427,001
165,000	North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) 5.00%, 10/01/24 (c)	172,349
1,000,000	North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/27 (c)	1,139,850
		7,761,971
North Dakota: 0.2%
	City of Grand Forks, North Dakota, Altru Health System Obligated Group (RB)
25,000	4.00%, 12/01/21 (c)	25,563
640,000	5.00%, 12/01/21 (c)	672,090
	City of Williston, North Dakota, Eagle Crest Apartments LLC Project (RB)
615,000	6.25%, 09/01/23 (d) *	246,000
1,285,000	7.75%, 09/01/23 (c) (d) *	514,000
	County of Ward, North Dakota Health Care Facilities, Series C (RB)
2,050,000	5.00%, 06/01/28 (c)	2,155,944
750,000	5.00%, 06/01/28 (c)	794,670
		4,408,267
Ohio: 5.9%
	Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group (RB)
500,000	5.25%, 11/15/26 (c)	549,825
1,150,000	5.25%, 11/15/26 (c)	1,259,721
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
16,965,000	5.13%, 02/19/19 (c)	15,886,196
7,760,000	5.38%, 02/19/19 (c)	7,334,830
12,935,000	5.75%, 02/19/19 (c)	12,111,817
12,915,000	5.88%, 02/19/19 (c)	12,025,673
22,810,000	5.88%, 02/19/19 (c)	21,328,719
7,385,000	6.00%, 02/19/19 (c)	7,095,286
14,290,000	6.50%, 02/19/19 (c)	14,165,534
7,105,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-3 (RB) 6.25%, 06/01/22 (c)	6,990,183
4,220,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series B (RB) 0.00%, 02/19/19 (c) ^	225,728
2,300,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series C (RB) 0.00%, 02/19/19 (c) ^	58,811
	Butler County Port Authority, Senior Series A-1 (RB)
250,000	6.25%, 01/15/24 (c)	256,593
400,000	6.38%, 01/15/24 (c)	409,860
890,000	6.50%, 01/15/24 (c)	913,807
	Cleveland-Cuyahoga County Port Authority, Playhouse Square Foundation Project (RB)
750,000	5.25%, 12/01/28 (c)	819,765
1,000,000	5.50%, 12/01/28 (c)	1,097,800
900,000	5.50%, 12/01/28 (c)	990,297
1,465,000	Columbus-Franklin County Finance Authority (RB) (SBG) 6.50%, 03/01/25 (c)	1,404,159
	County of Licking, Health Care Facilities, Series A (RB)
300,000	6.00%, 07/01/25 (c)	312,093
1,500,000	6.13%, 07/01/25 (c)	1,577,220
	Cuyahoga County, The Metrohealth System (RB)
405,000	4.00%, 02/15/27 (c)	412,241
510,000	4.75%, 02/15/27 (c)	513,718
775,000	5.00%, 02/15/27 (c)	801,389
1,050,000	5.00%, 02/15/27 (c)	1,098,006
570,000	5.25%, 02/15/27 (c)	604,052
800,000	5.50%, 02/15/27 (c)	861,224
180,000	5.50%, 02/15/27 (c)	193,523
750,000	Dayton-Montgomery County Port Authority, Storypoint Troy Project, Series 1 (RB) 7.00%, 01/15/25 (c)	751,035
400,000	Franklin County, First Community Village Obligated Group (RB) 5.63%, 07/01/20 (c)	401,136
890,000	Gallia County, Holzer Health System Obligated Group (RB) 8.00%, 07/01/22 (c)	982,035
	Hamilton County, Life Enriching Communities Project (RB)
385,000	5.00%, 01/01/26 (c)	392,869
280,000	5.00%, 01/01/26 (c)	284,894
300,000	5.00%, 01/01/26 (c)	315,537
250,000	5.00%, 01/01/26 (c)	258,693
	Lake County, Port and Economic Development Authority, Tapestry Wickliffe, Series A (RB)
2,200,000	6.50%, 12/01/27 (c)	2,217,358
3,000,000	6.75%, 12/01/27 (c)	3,015,450
500,000	Montgomery County, Trousdale Foundation Properties, Series A (RB) 6.25%, 04/01/28 (c)	497,930
	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
490,000	5.00%, 02/15/23 (c)	500,197
1,530,000	5.00%, 02/15/23 (c)	1,556,760
490,000	5.00%, 02/15/23 (c)	508,439
2,270,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	2,318,464
	Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB)
500,000	4.25%, 01/15/28 (c)	499,345
4,000,000	4.50%, 01/15/28 (c)	4,038,080
1,100,000	Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 03/04/19 (c)	1,102,552
2,050,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 03/04/19 (c)	2,052,870
795,000	Ohio Water Development Authority, United States Steel Corp. Project (RB) 6.60%, 11/01/21 (c)	812,832
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
250,000	5.00%, 12/01/24 (c)	253,133
245,000	5.00%, 12/01/24 (c)	257,086
70,000	5.50%, 12/01/24 (c)	73,001
710,000	5.75%, 12/01/22 (c)	759,601
570,000	6.00%, 12/01/22 (c)	599,902
	State of Ohio, Portsmouth Bypass Project (RB)
800,000	5.00%, 06/30/25 (c)	850,360
1,525,000	5.00%, 06/30/25 (c)	1,601,570
		138,199,199
Oklahoma: 1.7%
210,000	Comanche County Hospital Authority, Series A (RB) 5.00%, 07/01/22 (c)	216,959
1,663,515	Kingfisher Hospital Authority (RB) 6.50%, 03/04/19 (c)	1,664,447
	Norman Regional Hospital Authority (RB)
150,000	4.00%, 09/01/26 (c)	152,946
1,030,000	5.00%, 09/01/26 (c)	1,166,403
	Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
215,000	5.00%, 04/01/23	215,383
225,000	5.13%, 04/01/22 (c)	194,713
	Oklahoma Development Finance Authority, Great Plains Regional Medical Center Project (RB)
920,000	5.00%, 03/04/19 (c)	872,491
1,000,000	5.13%, 03/04/19 (c)	896,310
	Oklahoma Development Finance Authority, Inverness Village Community (RB)
275,000	5.25%, 03/04/19 (c)	179,644
1,930,000	5.75%, 01/01/22 (c)	1,259,325
1,000,000	6.00%, 01/01/22 (c)	651,810
	Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
700,000	5.00%, 08/15/28 (c)	777,273
400,000	5.00%, 08/15/28 (c)	461,224
4,100,000	5.25%, 08/15/28 (c)	4,472,198
2,900,000	5.25%, 08/15/28 (c)	3,177,646
8,500,000	5.50%, 08/15/28 (c)	9,437,975
2,800,000	5.50%, 08/15/28 (c)	3,120,684
	Oklahoma Development Finance Authority, Provident Oklahoma Education Resources, Inc. (RB)
500,000	5.00%, 08/01/27 (c)	468,340
1,155,000	5.00%, 08/01/27 (c)	1,081,519
2,000,000	5.25%, 08/01/27 (c)	1,872,880
	Payne County Economic Development Authority, Series A (RB)
360,000	6.00%, 11/01/26 (d) *	162,000
500,000	6.63%, 11/01/26 (c) (d) *	225,000
3,000,000	6.88%, 11/01/26 (c) (d) *	1,350,000
2,800,000	7.00%, 11/01/26 (c) (d) *	1,260,000
1,150,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 02/21/19 (c) (d) *	517,500
1,500,000	Payne County Economic Development Authority, Series B-1 (RB) 5.25%, 02/21/19 (c) (d) *	675,000
375,000	Rogers County Industrial Development Authority (RB) 3.63%, 04/01/25 (c)	366,994
2,125,000	Tulsa Municipal Airport Trust, American Airlines Inc. (RB) 5.00%, 06/01/25 (c) (p)	2,295,595
		39,192,259
Oregon: 0.8%
	Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project, Series A (RB)
500,000	5.00%, 05/15/25 (c)	518,490
425,000	5.00%, 05/15/25 (c)	441,911
300,000	5.00%, 05/15/25 (c)	312,993
500,000	Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project, Series B-3 (RB) 2.60%, 11/15/19 (c)	494,660
	Clackamas County Hospital Facility Authority, Willamette View Project, Series A (RB)
500,000	5.00%, 11/15/25 (c)	524,220
760,000	5.00%, 11/15/25 (c)	799,649
	Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB) (SAW)
7,500,000	6.50%, 04/01/28 (c)	7,387,950
7,750,000	6.50%, 04/01/28 (c)	7,634,215
	Yamhill County Hospital Authority, Series A (RB)
1,000,000	5.00%, 11/15/24 (c)	1,037,100
500,000	5.00%, 11/15/24 (c)	516,890
300,000	5.00%, 11/15/24 (c)	315,771
		19,983,849
Pennsylvania: 3.2%
1,645,000	Allegheny County, Pennsylvania Hospital Development Authority, Series A (RB) 5.13%, 03/04/19 (c)	1,473,723
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
445,000	5.75%, 08/01/22 (c)	445,970
730,000	6.75%, 11/01/19 (c)	742,636
1,100,000	6.75%, 12/01/21 (c)	1,136,861
600,000	6.88%, 11/01/19 (c)	605,196
1,000,000	Allentown Commercial and Industrial Development Authority, Series A (RB) 6.25%, 07/01/24 (c)	957,740
	Allentown Neighborhood Improvement Zone Development Authority (RB)
2,000,000	5.00%, 05/01/27 (c)	2,117,520
250,000	5.00%, 05/01/27 (c)	269,210
500,000	5.00%, 05/01/28 (c)	532,315
250,000	5.00%, 05/01/28 (c)	270,145
	Allentown Neighborhood Improvement Zone Development Authority, Series A (RB)
1,915,000	5.00%, 05/01/22 (c)	1,978,789
150,000	5.00%, 05/01/22 (c)	155,868
3,980,000	5.00%, 05/01/22 (c)	4,072,933
1,000,000	Blythe Township Solid Waste Authority (RB) 7.75%, 12/01/27 (c)	1,062,130
1,045,000	Chester County Health and Education Facilities Authority, Immaculata University Project (RB) 4.25%, 11/01/27 (c)	955,036
440,000	Chester County Health and Education Facilities Authority, Simpson Senior Services Project, Series A (RB) 5.25%, 12/01/25 (c)	448,043
	Chester County Industrial Development Authority, Woodland at Greystone Project (SA)
400,000	5.00%, 03/01/28 (c)	402,012
400,000	5.13%, 03/01/28 (c)	402,436
	Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
1,440,000	6.00%, 06/01/26 (c)	1,536,394
440,000	6.00%, 06/01/26 (c)	470,571
400,000	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group (RB) 5.25%, 01/01/22 (c)	410,708
500,000	Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project (RB) 4.00%, 01/01/25 (c)	501,555
	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
600,000	5.00%, 10/15/27 (c)	608,406
500,000	5.00%, 10/15/27	525,140
500,000	5.13%, 10/15/27 (c)	497,635
315,000	Delaware County Authority, Eastern University (RB) 5.25%, 10/01/22 (c)	303,383
	Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB)
345,000	5.13%, 06/01/26 (c)	336,309
680,000	5.25%, 08/15/20 (c)	581,101
800,000	6.13%, 08/15/20 (c)	699,488
	Delaware River Port Authority, Port District Project (RB)
100,000	5.00%, 01/01/21	105,742
100,000	5.00%, 01/01/22	108,386
840,000	5.00%, 01/01/23 (c)	921,010
1,080,000	5.00%, 01/01/23 (c)	1,188,659
200,000	Fulton County Industrial Development Authority, the Fulton County Medical Center (RB) 5.00%, 07/01/26 (c)	201,344
1,000,000	Lancaster County Hospital Authority, Brethren Village Project (RB) 5.13%, 07/01/27 (c)	1,039,050
1,100,000	Lehigh County General Purpose Authority, Bible Fellowship Church Homes, Inc. (RB)
	5.25%, 07/01/22 (c)	1,105,390
	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB)
260,000	2.60%, 09/01/20 (p)	259,241
1,070,000	2.70%, 04/01/20 (p)	1,067,678
	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
150,000	5.00%, 01/01/25 (c)	150,221
850,000	5.25%, 01/01/25 (c)	839,332
820,000	5.38%, 01/01/25 (c)	816,892
	Moon Industrial Development Authority, Baptist Homes Society (RB)
95,000	5.00%, 07/01/20	96,611
300,000	5.63%, 07/01/25 (c)	315,357
590,000	6.00%, 07/01/25 (c)	619,016
2,950,000	Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series A (RB) 6.40%, 09/01/25 (c)	2,974,957
1,000,000	Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series B (RB) 5.00%, 09/01/20 (p)	1,002,360
5,000,000	Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series C (RB) 5.00%, 09/01/20 (p)	5,011,800
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
1,685,000	4.13%, 06/30/26 (c)	1,670,256
170,000	5.00%, 12/31/20	178,225
45,000	5.00%, 12/31/22	49,076
125,000	5.00%, 12/31/23	138,616
550,000	5.00%, 12/31/24	618,964
1,105,000	5.00%, 12/31/25	1,258,938
3,200,000	5.00%, 06/30/26 (c)	3,452,160
160,000	5.00%, 06/30/26 (c)	180,538
935,000	5.00%, 06/30/26 (c)	1,066,994
500,000	5.00%, 06/30/26 (c)	561,010
500,000	5.00%, 06/30/26 (c)	534,730
1,965,000	5.00%, 06/30/26 (c)	2,151,734
410,000	5.00%, 06/30/26 (c)	456,875
870,000	5.00%, 06/30/26	995,315
1,800,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB) 6.00%, 03/04/19 (c)	1,800,144
	Pennsylvania Economic Development Financing Authority, Tapestry Moon Senior Housing Project, Series A (RB)
390,000	6.50%, 12/01/28 (c)	378,967
440,000	6.75%, 12/01/28 (c)	426,774
	Pennsylvania Higher Educational Facilities Authority, Delaware Valley College of Science and Agriculture Project, Series LL (RB)
230,000	4.00%, 11/01/22 (c)	202,297
250,000	5.00%, 11/01/22 (c)	253,643
330,000	Philadelphia Authority for Industrial Development, Esperanza Academy Charter School Project (RB) 8.20%, 01/01/23 (c)	360,198
1,000,000	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 7.25%, 06/15/24 (c)	1,111,580
	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
440,000	6.38%, 06/01/25 (c)	448,070
440,000	6.50%, 06/01/25 (c)	449,997
440,000	6.63%, 06/01/25 (c)	451,691
2,000,000	Philadelphia Authority for Industrial Development, University Square Apartments Project (RB) 5.50%, 12/01/26 (c)	1,954,480
	Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series A (RB)
735,000	5.00%, 07/01/27 (c)	762,548
500,000	5.00%, 07/01/27 (c)	503,730
1,000,000	5.00%, 07/01/27 (c)	1,012,280
1,000,000	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group (RB) 5.00%, 07/01/27 (c)	1,081,160
	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
1,240,000	5.00%, 07/01/27 (c)	1,353,658
220,000	5.00%, 07/01/27 (c)	238,678
1,745,000	5.63%, 07/01/22 (c)	1,851,009
1,275,000	5.63%, 07/01/22 (c)	1,362,567
750,000	Quakertown General Authority Health Facilities, USDA Loan Anticipation Notes, Series A (RB) 3.13%, 07/01/19 (c)	737,587
250,000	Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	252,058
	Susquehanna Area Regional Airport Authority, Series A (RB)
650,000	5.00%, 01/01/23 (c)	702,825
1,500,000	5.00%, 01/01/23	1,626,540
1,210,000	Susquehanna Area Regional Airport Authority, Series B (RB) 4.00%, 01/01/23 (c)	1,223,504
		76,181,715
Puerto Rico: 1.4%
5,920,000	Children’s Trust Fund, Tobacco Settlement (RB) 5.63%, 03/04/19 (c)	5,986,186
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
25,000	4.00%, 07/01/22	23,500
780,000	4.25%, 07/01/22 (c)	721,500
3,955,000	5.00%, 07/01/22 (c)	3,608,937
45,000	5.00%, 07/01/22	42,750
630,000	5.13%, 07/01/22 (c)	574,875
1,000,000	5.25%, 07/01/22 (c)	925,000
30,000	5.25%, 07/01/22 (c)	28,200
3,550,000	5.25%, 07/01/22 (c)	3,283,750
2,300,000	5.75%, 07/01/22 (c)	2,139,000
2,620,000	6.00%, 03/04/19 (c)	2,502,100
2,810,000	6.00%, 03/04/19 (c)	2,683,550
4,925,000	6.00%, 07/01/22 (c)	4,678,750
125,000	6.13%, 07/01/24	120,000
23,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB) 0.00%, 03/04/19 (c) ^	3,054,400
100,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, AES Puerto Rico Project (RB) 6.63%, 03/07/19 (c)	97,625
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project (RB)
500,000	5.00%, 03/04/19 (c)	492,500
100,000	5.13%, 04/01/22 (c)	96,000
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University of Sacred Heart Project (RB)
500,000	4.38%, 10/01/22 (c)	450,000
500,000	5.00%, 10/01/22 (c)	445,000
10,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University Plaza Project, Series A (RB) 5.00%, 07/01/19 (c)	10,017
		31,963,640
Rhode Island: 0.4%
100,000	Rhode Island Health and Educational Building Corp., Care New England Issue, Series B (RB) 5.00%, 09/01/26	111,097
	Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
700,000	4.00%, 05/15/26 (c)	702,604
250,000	5.00%, 05/15/23	276,175
400,000	5.00%, 05/15/26 (c)	431,840
	Tobacco Settlement Financing Corp., Series A (RB)
24,580,000	0.00%, 02/19/19 (c) ^	2,648,003
115,000	5.00%, 06/01/23	124,941
1,000,000	5.00%, 06/01/25 (c)	1,035,550
	Tobacco Settlement Financing Corp., Series B (RB)
2,000,000	4.50%, 06/01/25 (c)	1,865,460
2,000,000	5.00%, 06/01/25 (c)	2,007,400
		9,203,070
South Carolina: 0.3%
	South Carolina Jobs-Economic Development Authority, Hampton Medical Center Project (RB)
500,000	5.00%, 11/01/24 (c)	519,335
500,000	5.00%, 11/01/24 (c)	525,990
500,000	5.00%, 11/01/24 (c)	534,645
	South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB)
500,000	5.75%, 12/15/26 (c)	521,460
500,000	5.75%, 12/15/26 (c)	526,425
300,000	South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	297,894
	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB)
545,000	4.00%, 11/15/24 (c)	516,671
3,090,000	5.25%, 11/15/24 (c)	3,240,359
		6,682,779
South Dakota: 0.1%
	City of Sioux Falls, Dow Rummel Village Project (RB)
750,000	5.00%, 11/01/26 (c)	753,765
500,000	5.00%, 11/01/26 (c)	496,990
		1,250,755
Tennessee: 1.1%
	Blount County, Health and Educational Facilities Board, Series A (RB)
1,000,000	5.00%, 01/01/25 (c)	1,018,920
625,000	5.00%, 01/01/25 (c)	642,225
2,210,000	Board of City of Franklin Health and Educational Facilities, Series A (RB) 7.50%, 06/01/27 (c)	2,350,070
	Bristol Industrial Development Board, Pinnacle Project, Series A (RB)
2,000,000	5.00%, 12/01/26 (c)	1,981,900
8,000,000	5.13%, 12/01/26 (c)	7,811,200
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
750,000	5.00%, 10/01/24 (c)	802,492
615,000	5.00%, 10/01/24 (c)	653,191
775,000	5.00%, 10/01/24 (c)	839,550
110,000	Claiborne County (GO)
	4.13%, 04/01/20 (c)	111,244
	Johnson City Health and Educational Facilities Board, Series A (RB)
100,000	5.38%, 07/01/20 (c)	105,019
180,000	5.63%, 07/01/20 (c)	189,659
	Knox County Health Educational and Housing Facility Board (RB)
205,000	4.00%, 09/01/26 (c)	200,353
260,000	4.00%, 09/01/26 (c)	249,298
2,250,000	5.00%, 04/01/27 (c)	2,403,585
	Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA)
500,000	5.50%, 07/01/27 (c)	528,210
1,000,000	5.63%, 07/01/27 (c)	1,047,320
1,000,000	Metropolitan Government of Nashville and Davidson County (RB) 6.25%, 04/01/28 (c)	999,880
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
1,225,000	5.38%, 09/01/23 (c)	1,164,301
200,000	5.50%, 09/01/23 (c)	190,328
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Village at Germantown (RB)
1,300,000	5.25%, 12/01/22 (c)	1,325,584
450,000	5.38%, 12/01/22 (c)	460,017
70,000	Tennessee Energy Acquisition Corp., Series B (RB) 5.63%, 09/01/26	81,542
160,000	Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 02/01/23	174,342
		25,330,230
Texas: 5.1%
115,000	Austin Convention Enterprises, Inc., Series A (RB) 5.00%, 01/01/27 (c)	130,453
	Board of Managers, Joint Guadalupe County, City of Seguin Hospital Mortgage Revenue (RB)
215,000	5.00%, 12/01/25 (c)	218,588
610,000	5.00%, 12/01/25 (c)	623,042
700,000	5.25%, 12/01/25 (c)	748,321
	Central Texas Regional Mobility Authority, Senior Lien (RB)
1,315,000	3.38%, 01/01/26 (c)	1,172,743
250,000	5.00%, 01/01/22	269,393
285,000	5.00%, 01/01/26 (c)	316,937
200,000	5.00%, 01/01/26 (c)	217,494
850,000	5.00%, 01/01/26 (c)	966,127
400,000	5.00%, 01/01/26 (c)	438,324
545,000	6.00%, 01/01/21 (c)	587,205
810,000	6.25%, 01/01/21 (c)	876,509
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
1,305,000	5.00%, 01/01/23 (c)	1,386,667
1,270,000	5.00%, 01/01/23 (c)	1,369,301
565,000	5.00%, 07/01/25 (c)	612,245
805,000	5.00%, 07/01/25 (c)	878,102
120,000	5.00%, 07/01/25 (c)	135,461
	Central Texas Regional Mobility Authority, Subordinated Lien (RB)
360,000	5.00%, 01/01/23 (c)	381,852
400,000	5.00%, 01/01/23 (c)	430,816
25,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	28,198
2,050,000	City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	2,218,551
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
200,000	4.50%, 07/01/20	204,938
7,630,000	4.75%, 07/01/24	8,216,900
650,000	5.00%, 07/01/24 (c)	709,689
850,000	5.00%, 07/15/28	974,627
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
2,000,000	5.00%, 07/15/25 (c)	2,147,880
600,000	5.00%, 07/15/25 (c)	652,254
1,000,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	1,030,540
4,900,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	5,058,809
	Clifton Higher Education Finance Corp., Series A (RB)
730,000	5.13%, 08/15/25 (c)	721,547
610,000	5.50%, 08/15/25 (c)	603,467
	Clifton Higher Education Finance Corp., Series D (RB)
500,000	5.75%, 08/15/25 (c)	507,590
500,000	6.00%, 08/15/25 (c)	505,900
2,700,000	6.13%, 08/15/25 (c)	2,720,844
850,000	Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	880,574
360,000	Grand Parkway Transportation Corp., Series A (RB) 5.50%, 10/01/23 (c)	397,357
2,665,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	2,720,752
	Harris County, Houston Sports Authority, Series A-3 (RB)
155,000	0.00%, 11/15/24 (c) ^	66,698
100,000	0.00%, 11/15/24 (c) ^	54,801
	Harris County, Houston Sports Authority, Series H (RB)
275,000	0.00%, 11/15/29 ^	187,787
100,000	0.00%, 11/15/31 (c) ^	57,552
675,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A (RB) 5.50%, 08/15/24 (c)	691,450
	Love Field Airport Modernization Corp., Southwest Airline Co. (RB)
450,000	5.00%, 11/01/22 (c)	487,080
280,000	5.00%, 11/01/22	309,383
895,000	5.25%, 11/01/20 (c)	930,120
105,000	Matagorda County District No. 1, Pollution Control, Series B (RB) (AMBAC) 4.55%, 05/01/30	111,453
770,000	Mesquite Health Facility Development Corp. (RB) 5.00%, 02/15/26 (c)	789,242
1,030,000	New Hope Cultural Education Facilities Finance Corp., Bridgemoor Plano Project (RB) 7.25%, 12/01/25 (c)	1,035,593
230,000	New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/24 (c)	233,117
1,500,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing College Station I LLC, Series A (RB) 5.00%, 04/01/24 (c)	1,552,935
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
1,375,000	4.00%, 08/15/21 (c)	1,353,894
250,000	4.25%, 08/15/21 (c)	248,408
1,000,000	5.00%, 08/15/21 (c)	982,370
1,000,000	5.13%, 08/15/21 (c)	999,240
	New Hope Cultural Education Facilities Finance Corp., Legacy Prepatory Charter Academy, Series A (RB)
250,000	5.25%, 02/15/23 (c)	254,120
1,000,000	6.00%, 02/15/23 (c)	1,012,280
500,000	6.00%, 02/15/23 (c)	513,300
2,950,000	New Hope Cultural Education Facilities Finance Corp., Longhorn Village Project (RB) 5.00%, 01/01/24 (c)	2,957,493
	New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project (RB)
1,460,000	5.00%, 11/15/24 (c)	1,501,581
100,000	5.00%, 11/15/24 (c)	105,460
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
115,000	5.00%, 07/01/24	103,687
440,000	5.00%, 07/01/25 (c)	396,590
100,000	5.00%, 07/01/25 (c)	90,114
500,000	5.00%, 07/01/25 (c)	450,530
2,000,000	Newark Higher Education Finance Corp., Series A (RB) 5.13%, 08/15/22 (c)	2,007,320
	North East Texas Regional Mobility Authority, Series B (RB)
600,000	5.00%, 01/01/26 (c)	633,660
400,000	5.00%, 01/01/26 (c)	423,924
	Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
400,000	5.00%, 08/15/26 (c)	386,084
400,000	5.00%, 08/15/26 (c)	402,116
1,075,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	1,145,961
	San Antonio, Texas Convention Hotel Finance Corp., Series A (RB) (AMBAC)
85,000	4.75%, 03/04/19 (c)	85,010
230,000	5.00%, 03/04/19 (c)	229,993
600,000	5.00%, 03/04/19 (c)	601,980
9,900,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c) (d) *	3,168,000
	Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB)
1,000,000	5.00%, 05/15/24 (c)	1,007,820
125,000	5.00%, 05/15/24 (c)	127,050
	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Series A (RB)
100,000	5.25%, 11/15/25 (c)	79,000
800,000	5.50%, 11/15/25 (c)	632,000
850,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Series B-1 (RB) 4.50%, 03/04/19 (c)	671,500
	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living, Ventana Project, Series A (RB)
1,350,000	6.63%, 05/15/27 (c)	1,470,393
2,150,000	6.75%, 05/15/27 (c)	2,317,700
1,000,000	6.75%, 05/15/27 (c)	1,081,450
	Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB)
595,000	6.38%, 02/15/27 (c)	625,268
510,000	6.38%, 02/15/27 (c)	534,597
	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB)
2,975,000	4.00%, 05/15/24 (c)	2,933,588
1,395,000	8.25%, 11/15/19 (c)	1,255,500
	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB)
240,000	8.00%, 03/04/19 (c)	216,000
170,000	8.25%, 11/15/19 (c)	153,000
1,150,000	Tarrant County Cultural Education Facilities Finance Corp., SQLC Senior Living Center at Corpus Christo, Inc., Series A (RB) 5.00%, 05/15/27 (c) (d) *	571,044
1,365,000	Tarrant County Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (c)	1,228,500
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
1,490,000	5.00%, 12/15/21	1,602,987
1,265,000	5.00%, 12/15/22 (c)	1,361,874
1,720,000	5.00%, 12/15/22 (c)	1,856,946
1,285,000	5.00%, 12/15/22 (c)	1,378,060
175,000	5.00%, 12/15/22 (c)	186,685
790,000	5.00%, 12/15/22 (c)	844,826
750,000	5.00%, 12/15/22 (c)	812,010
1,280,000	5.00%, 12/15/22 (c)	1,400,090
1,715,000	5.00%, 12/15/22	1,879,228
1,445,000	5.00%, 12/15/22 (c)	1,577,781
1,220,000	5.00%, 12/15/22 (c)	1,325,066
1,360,000	5.00%, 12/15/22 (c)	1,481,829
	Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC Project (RB)
460,000	5.00%, 12/31/25 (c)	489,794
230,000	5.00%, 12/31/25 (c)	246,047
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group, LLC Project, Senior Lien (RB)
150,000	7.00%, 06/30/20 (c)	159,245
1,785,000	7.00%, 06/30/20 (c)	1,892,903
95,000	7.50%, 06/30/20 (c)	101,572
980,000	7.50%, 06/30/20 (c)	1,048,786
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB)
515,000	7.00%, 09/01/23 (c)	596,231
230,000	7.50%, 12/31/19 (c)	240,598
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
7,100,000	5.00%, 08/15/24 (c)	7,609,922
1,500,000	5.00%, 08/15/24 (c)	1,592,325
600,000	5.00%, 08/15/24 (c)	652,626
850,000	5.00%, 08/15/24 (c)	918,280
	Town of Westlake, Solana Public Improvement District (SA)
1,000,000	6.13%, 09/01/25 (c)	991,220
1,000,000	6.25%, 09/01/25 (c)	995,250
1,000,000	6.38%, 09/01/25 (c)	999,260
2,730,000	Woodloch Health Facilities Development Corp., Series A-1 (RB) 6.75%, 06/01/20 (c)	2,789,459
		120,555,633
Utah: 0.3%
	Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB)
1,500,000	5.25%, 06/15/27 (c)	1,491,165
6,505,000	5.38%, 06/15/27 (c)	6,396,041
		7,887,206
Vermont: 0.1%
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,136,509
910,000	Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) 5.00%, 05/01/27 (c)	954,399
		2,090,908
Virgin Islands: 1.2%
	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
250,000	4.50%, 10/01/24 (c)	226,563
1,000,000	5.00%, 10/01/24 (c)	935,010
4,250,000	5.00%, 10/01/24 (c)	3,894,062
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB)
110,000	6.63%, 10/01/19 (c)	111,225
1,740,000	6.75%, 10/01/19 (c)	1,759,384
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB)
310,000	5.00%, 10/01/20	315,013
4,235,000	5.00%, 10/01/20 (c)	4,284,295
3,280,000	5.00%, 10/01/20 (c)	3,321,984
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A-1 (RB)
155,000	4.50%, 10/01/19 (c)	153,862
1,125,000	5.00%, 10/01/19 (c)	1,136,801
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
1,255,000	5.00%, 10/01/19 (c)	1,269,483
935,000	5.00%, 10/01/19 (c)	942,845
345,000	5.00%, 10/01/20 (c)	349,016
2,990,000	5.25%, 10/01/20 (c)	3,008,388
250,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB) 5.00%, 10/01/19 (c)	252,063
	Virgin Islands Water and Power Authority, Series A (RB)
350,000	4.00%, 07/01/21	347,375
330,000	5.00%, 03/04/19 (c)	319,843
50,000	5.00%, 03/04/19 (c)	48,163
	Virgin Islands Water and Power Authority, Series B (RB)
3,600,000	5.00%, 03/04/19 (c)	3,377,808
1,070,000	5.00%, 03/04/19 (c)	1,018,982
1,125,000	5.00%, 03/04/19 (c)	1,077,334
		28,149,499
Virginia: 1.9%
	Albemarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	644,640
1,000,000	5.00%, 01/01/23 (c)	1,020,570
500,000	Ballston Quarter Community Development Authority, Series A (TA) 5.50%, 03/01/27 (c)	515,080
1,000,000	Botetourt County, Virginia, Series A (RB) 6.00%, 07/01/24 (c)	1,068,280
250,000	Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/24 (c)	230,698
	Cherry Hill Community Development Authority (SA)
200,000	5.15%, 03/01/25 (c)	203,960
500,000	5.40%, 03/01/25 (c)	510,085
	Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
1,025,000	5.00%, 07/01/26 (c)	1,111,315
1,000,000	5.00%, 07/01/26 (c)	1,089,620
650,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	658,248
380,000	City of Chesapeake, Virginia Chesapeake Expressway, Series A (RB) 5.00%, 07/15/22 (c)	394,470
650,000	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB) 3.13%, 12/01/25 (c)	609,583
	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA)
1,450,000	6.63%, 03/01/21 (c)	1,538,986
1,000,000	6.88%, 03/01/21 (c)	1,063,850
	Farmville Industrial Development Authority, Series A (RB) (AMBAC)
500,000	5.00%, 01/01/29 (c)	518,170
500,000	5.00%, 01/01/29 (c)	524,275
500,000	5.00%, 01/01/29 (c)	526,325
1,250,000	Halifax County Industrial Development Authority, Virginia Recovery Zone Facility, Series A (RB) 2.15%, 09/01/20 (p)	1,248,837
	Hanover County Economic Development Authority (RB)
500,000	5.00%, 07/01/24 (c)	509,950
500,000	5.00%, 07/01/24 (c)	510,995
	Hanover County, Economic Development Authority, Series A (RB)
340,000	4.00%, 07/01/22	345,120
1,500,000	5.00%, 07/01/22 (c)	1,515,360
1,500,000	5.00%, 07/01/22 (c)	1,517,715
2,475,000	Henrico County Economic Development Authority, Residential Care Facilities, Series C (RB) 5.00%, 12/01/27 (c)	2,560,511
240,000	Hopewell City, Virginia Sewer System, Series A (RB) 5.00%, 07/15/21 (c)	255,626
4,750,000	Newport News Economic Development Authority, Residential Care Facilities (RB) 5.00%, 12/01/25 (c)	4,916,155
	Peninsula Town Center Community Development Authority (RB)
2,500,000	5.00%, 09/01/27 (c)	2,589,825
500,000	5.00%, 09/01/27 (c)	522,675
	Stafford County Economic Development Authority, Mary Washington Healthcare (RB)
480,000	4.00%, 06/15/26 (c)	484,253
300,000	5.00%, 06/15/26 (c)	332,055
2,000,000	Tobacco Settlement Financing Corp., Series B-1 (RB) 5.00%, 02/19/19 (c)	1,892,760
17,265,000	Tobacco Settlement Financing Corp., Series C (RB) 0.00%, 02/19/19 (c) ^	1,638,621
	Virginia College Building Authority, Marymount University Project, Series A (RB)
2,000,000	5.00%, 07/01/25 (c)	2,049,460
1,000,000	5.00%, 07/01/25 (c)	1,040,510
300,000	Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	320,478
1,260,000	Virginia College Building Authority, Regent University Project (RB) 5.00%, 03/04/19 (c)	1,247,904
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
760,000	5.50%, 07/01/22 (c)	812,189
1,550,000	6.00%, 07/01/22 (c)	1,695,328
	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
300,000	5.00%, 01/01/22 (c)	313,431
1,450,000	5.00%, 01/01/22 (c)	1,514,916
1,000,000	Virginia Small Business Financing Authority, Solid Waste Disposal Facility (RB) 5.00%, 07/01/23 (c) (p)	1,019,750
	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB)
300,000	1.88%, 06/01/20 (p)	298,692
1,375,000	2.15%, 09/01/20 (p)	1,373,721
		44,754,992
Washington: 0.8%
1,000,000	Greater Wenatchee Regional Events Center, Public Facilities District, Series A (RB) 5.50%, 09/01/22 (c)	1,013,860
	Kalispel Tribe Indians Priority, Series A (RB)
250,000	5.00%, 01/01/28 (c)	269,543
250,000	5.25%, 01/01/28 (c)	266,840
	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (GO)
1,000,000	5.00%, 12/01/25 (c)	972,950
500,000	5.75%, 12/01/25 (c)	508,410
500,000	6.00%, 12/01/25 (c)	505,800
250,000	6.25%, 12/01/25 (c)	251,625
	Klickitat County Public Hospital District No. 2 (RB)
250,000	5.00%, 12/01/27 (c)	240,538
1,075,000	5.00%, 12/01/27 (c)	1,065,862
1,415,000	5.00%, 12/01/27 (c)	1,440,173
300,000	Washington Health Care Facilities Authority, Catholic Health Initiative, Series A (RB) 5.00%, 02/01/21 (c)	308,991
1,650,000	Washington Health Care Facilities Authority, Central Washington Health Services Association (RB) 5.00%, 07/01/25 (c)	1,778,155
	Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
1,000,000	5.00%, 07/01/24 (c)	1,012,300
1,000,000	5.00%, 07/01/24 (c)	1,015,420
150,000	5.00%, 07/01/24 (c)	153,819
500,000	Washington State Housing Finance Commission, Hearthstone Project, Series A (RB) 5.00%, 07/01/26 (c)	502,585
	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB)
200,000	6.00%, 07/01/25	213,550
1,000,000	6.75%, 07/01/25 (c)	1,065,010
	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB)
150,000	5.50%, 02/21/19 (c)	150,069
1,350,000	6.50%, 07/01/25 (c)	1,438,479
1,100,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	1,172,996
	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
150,000	3.75%, 07/01/26	145,365
1,500,000	5.00%, 01/01/25 (c)	1,559,505
665,000	5.00%, 01/01/25 (c)	689,133
	Washington State Housing Finance Commission, Weslet Homes at Lea Hill Project (RB)
1,250,000	5.00%, 07/01/26 (c)	1,258,400
500,000	5.00%, 07/01/26 (c)	504,910
		19,504,288
West Virginia: 0.4%
325,000	Brooke County Commission, Series A (RB) 6.75%, 04/01/21 (c)	325,926
500,000	Glenville State College (RB) 5.25%, 06/01/27 (c)	497,770
	Ohio County Development Authority, Sports Complex Project (RB)
1,000,000	5.00%, 09/01/28 (c)	980,280
2,590,000	5.00%, 09/01/28 (c)	2,599,687
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
2,395,000	6.50%, 02/19/19 (c)	1,785,784
2,230,000	6.50%, 02/19/19 (c)	1,669,534
2,720,000	6.75%, 02/19/19 (c)	2,026,699
		9,885,680
Wisconsin: 2.4%
	Public Finance Authority, American Dream at Meadowlands Project (RB)
500,000	6.75%, 12/01/27 (c)	557,995
17,500,000	7.00%, 12/01/27 (c)	19,665,450
100,000	Public Finance Authority, American Dream at Meadowlands Project, Series A (RB) 6.75%, 08/01/31	108,638
1,000,000	Public Finance Authority, American Preparatory Academy (RB) 5.38%, 07/15/27 (c)	1,011,810
250,000	Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.13%, 06/01/26 (c)	250,208
	Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
495,000	5.00%, 02/01/26 (c)	479,700
500,000	5.13%, 02/01/26 (c)	467,795
	Public Finance Authority, Corvian Community School Project, Series A (RB)
580,000	4.25%, 06/15/24 (c)	582,459
800,000	5.00%, 06/15/24 (c)	791,424
1,000,000	5.13%, 06/15/24 (c)	981,600
1,000,000	Public Finance Authority, Higher Educational Facilities, Wittenberg University Project (RB) 5.25%, 12/01/24 (c)	1,037,990
2,500,000	Public Finance Authority, Irving Convention Center Hotel Project, Series A-2 (RB) 7.00%, 01/01/32 (c)	2,958,075
1,000,000	Public Finance Authority, Marys Woods at Marylhurst Project, Series A (RB) 5.25%, 05/15/25 (c)	1,040,080
1,775,000	Public Finance Authority, Million Air Two LLC, Series B (RB) 7.13%, 06/01/24 (c)	1,846,444
500,000	Public Finance Authority, National Gypsum Comp. (RB) 5.25%, 11/01/24 (c)	524,165
	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB)
1,150,000	5.00%, 06/15/26 (c)	1,027,364
4,000,000	5.00%, 06/15/26 (c)	3,756,560
500,000	Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.88%, 06/15/24 (c)	467,045
	Public Finance Authority, Retirement Facilities (RB)
2,580,000	5.00%, 03/01/28 (c)	2,684,903
1,250,000	5.00%, 03/01/28 (c)	1,317,050
790,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	831,309
1,455,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB) 5.00%, 07/01/22 (c)	1,526,411
200,000	Public Finance Authority, Triad Educational Services, Inc., Series A (RB) 5.50%, 06/15/25 (c)	201,694
1,500,000	Public Finance Authority, Vista Grande Villa Project, Series A (RB) 6.50%, 07/01/25 (c)	1,495,890
750,000	Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB) 5.00%, 08/01/24 (c)	783,757
	Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc., Series B (RB)
1,095,000	5.00%, 07/01/23 (c)	1,093,160
1,000,000	5.00%, 07/01/23 (c)	1,002,410
550,000	Wisconsin Health and Educational Facilities Authority, Mile Bluff Medical Center Inc. (RB) 5.13%, 05/01/24 (c)	578,699
	Wisconsin Health and Educational Facilities Authority, Saul-Prairie Memorial Hospital, Inc., Series A (RB)
2,150,000	5.25%, 02/01/23 (c)	2,197,278
1,975,000	5.38%, 02/01/23 (c)	2,024,434
3,950,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.13%, 02/01/23 (c)	4,026,274
		57,318,071
Total Municipal Bonds (Cost: $2,321,792,523)		2,315,357,921

Number of Shares
MONEY MARKET FUND: 0.5% (Cost: $12,290,836)
12,290,836	Dreyfus Government Cash Management Fund - Institutional Shares	12,290,836
Total Investments: 98.8% (Cost: $2,334,139,355)		2,327,690,754
Other assets less liabilities: 1.2%		27,618,131
NET ASSETS: 100.0%		$2,355,308,885

Definitions:
ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $41,997 which represents 0.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $53 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Summary of Investments By Sector	% of Investments	Value
Education	8.4%	$194,912,973
Health Care	21.9	510,255,312
Housing	3.0	69,913,253
Industrial	0.0	41,997
Industrial Revenue	14.6	340,896,814
Leasing	7.1	164,312,844
Local	7.6	177,501,857
Power	0.4	9,636,796
Solid Waste/Resource Recovery	0.1	1,510,595
Special Tax	7.9	184,324,459
State	3.7	86,903,554
Tobacco	15.2	353,392,959
Transportation	7.2	166,510,696
Water & Sewer	2.4	55,285,809
Money Market Fund	0.5	12,290,836
	100.0%	$2,327,690,754

The summary of inputs used to value the Fund’s investments as of January 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$—	$41,997	$41,997
Municipal Bonds*	—	2,315,357,921	—	2,315,357,921
Money Market Fund	12,290,836	—	—	12,290,836
Total	$12,290,836	$2,315,357,921	$41,997	$2,327,690,754

*	See Schedule of Investments for geographic sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended January 31, 2019:

Corporate Bonds
South Carolina
Balance as of April 30, 2018	$—
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	41,997
Balance as of January 31, 2019	$41,997

Transfers to Level 3 resulted from a bankruptcy restructuring. The Fund received debt obligations issued by a private company.

See Notes to Schedules of Investments

VANECK VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2019 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 95.1%
Alabama: 1.0%
$130,000	Alabama Federal Aid Highway Finance Authority (RB) 5.00%, 09/01/22 (c)	$144,914
Arizona: 3.7%
500,000	Pinal County Electric District No 3 (RB) 5.25%, 07/01/21 (c)	541,580
California: 13.3%
190,000	California State Public Works Board, Series I-1 (RB) 6.13%, 11/01/19 (c)	196,509
200,000	City of Los Angeles, Wastewater System, Series A (RB) 6.00%, 06/01/21	220,580
200,000	Contra Costa Transportation Authority, Series B (RB) 5.00%, 03/01/20 (c)	207,566
200,000	East Bay Municipal Utility District, Wastewater System, Series A (RB) 5.00%, 06/01/20 (c)	209,280
500,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series A (RB) 0.00%, 01/01/29 ^	393,195
305,000	Orange County, California Water District Revenue, Series B (CP) (NATL) 5.00%, 08/15/32 (c)	390,861
290,000	Regents of the University of California, Medical Center Pooled Revenue, Series J (RB) 5.25%, 05/15/23 (c)	333,877
		1,951,868
Colorado: 2.6%
100,000	Denver City and County School District No. 1 (GO) (SAW) 5.00%, 12/01/22 (c)	112,129
250,000	University of Colorado, Series A (RB) 5.00%, 06/01/21 (c)	268,960
		381,089
Florida: 0.8%
100,000	City of Orlando, Series A (RB) 5.00%, 05/01/24 (c)	115,773
Georgia: 1.5%
100,000	Metropolitan Atlanta Rapid Transit Authority, Series A (RB) 5.00%, 07/01/22 (c)	110,952
100,000	Thomasville Hospital Authority (RB) 5.25%, 11/01/20 (c)	105,985
		216,937
Kentucky: 1.1%
150,000	Kentucky Turnpike Authority, Series A (RB) 5.00%, 07/01/22 (c)	166,164
Louisiana: 1.1%
150,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Series B (RB) 6.00%, 10/01/20 (c)	160,498
Maryland: 2.6%
350,000	Washington Suburban Sanitary Commission (GO) 4.00%, 06/01/23 (c)	382,963
Massachusetts: 1.1%
125,000	Commonwealth of Massachusetts, Series C (GO) 5.00%, 07/01/22 (c)	138,690
25,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 07/15/19	25,546
		164,236
Mississippi: 3.7%
500,000	Mississippi Development Bank, Marshall County Industrial Development Authority (RB) 5.00%, 01/01/22 (c)	546,320
New York: 7.4%
110,000	New York City Water and Sewer System (RB) 5.00%, 06/15/23 (c)	125,552
65,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 04/01/20	66,684
300,000	New York State Dormitory Authority (RB) 5.50%, 07/01/20 (c)	316,137
	Triborough Bridge and Tunnel Authority, Series B (RB)
200,000	5.20%, 01/01/22 (c)	220,558
325,000	5.50%, 01/01/22 (c)	354,117
		1,083,048
North Carolina: 6.8%
	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series B (RB)
165,000	5.00%, 01/01/21	175,339
125,000	6.00%, 01/01/22	140,149
	State of North Carolina, Series C (RB)
500,000	5.00%, 05/01/21 (c)	536,585
145,000	5.00%, 05/01/21 (c)	155,610
		1,007,683
Ohio: 8.8%
320,000	City of Columbus, Series A (GO) 5.00%, 08/15/23 (c)	365,258
260,000	County of Hancock, Series A (RB) 6.25%, 06/01/21 (c)	286,473
210,000	Cuyahoga Community College District, Series C (RB) 5.00%, 02/01/20 (c)	216,934
400,000	State of Ohio, Series A (GO) 4.00%, 05/01/21 (c)	420,504
		1,289,169
Oregon: 1.9%
250,000	State of Oregon, Department of Transportation, Highway User Tax, Senior Lien, Series A (RB) 5.00%, 11/15/23 (c)	287,100
Pennsylvania: 7.9%
	Commonwealth of Pennsylvania, First Series (GO)
750,000	5.00%, 06/01/22 (c)	830,175
110,000	5.00%, 06/01/22 (c)	121,759
195,000	Pennsylvania Turnpike Commission, Series B-1 (RB) 5.00%, 12/01/20 (c)	206,511
		1,158,445
Rhode Island: 1.1%
150,000	State of Rhode Island, Series A (GO) 5.50%, 08/01/21 (c)	164,002
Tennessee: 0.7%
100,000	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series A (RB) 5.00%, 05/01/22 (c)	110,429
Texas: 10.9%
235,000	City of Houston, Combined Utility System, First Lien, Series A (RB) 5.25%, 11/15/20 (c)	249,565
	City of Houston, Combined Utility System, First Lien, Series D (RB)
130,000	5.00%, 11/15/21 (c)	141,562
225,000	5.00%, 11/15/21 (c)	245,011
425,000	City of Laredo, Waterworks and Sewer System (RB) 5.25%, 03/01/20 (c)	440,814
225,000	North Texas Tollway Authority, First Tier, Series A (RB) 5.00%, 09/01/21 (c)	243,270
260,000	North Texas Tollway Authority, Series D (RB) 5.00%, 09/01/21 (c)	281,112
		1,601,334
Virginia: 9.9%
100,000	City of Norfolk, Water Revenue (RB) 5.00%, 05/01/22 (c)	110,463
340,000	Richmond, Virginia Metropolitan Transportation Authority (RB) 5.25%, 07/15/22	360,774
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
100,000	5.00%, 02/01/22 (c)	109,678
100,000	5.00%, 02/01/25 (c)	117,850
100,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series B (RB) 4.00%, 02/01/22 (c)	106,772
350,000	Virginia Commonwealth Transportation Board (RB) 5.25%, 05/15/21 (c)	378,077
250,000	Virginia Commonwealth Transportation Board, Series A (RB) 4.00%, 03/15/22 (c)	267,600
		1,451,214
Wisconsin: 7.2%
295,000	State of Wisconsin (GO) 4.00%, 05/01/22 (c)	316,016
100,000	State of Wisconsin, Series 1 (RB) 5.00%, 06/01/21	107,466
140,000	State of Wisconsin, Series A (GO) 5.00%, 05/01/21 (c)	150,084
	State of Wisconsin, Series B (GO)
100,000	5.00%, 05/01/21 (c)	107,203
100,000	5.00%, 05/01/22 (c)	110,263
250,000	Wisconsin Health and Educational Facilities Authority, Aurora Health Care, Inc., Series A (RB) 5.00%, 07/15/21 (c)	269,627
		1,060,659
Total Municipal Bonds (Cost: $13,883,736)		13,985,425

Number of Shares
MONEY MARKET FUND: 1.4% (Cost: $205,980)
205,980	Dreyfus Government Cash Management Fund - Institutional Shares	205,980
Total Investments: 96.5% (Cost: $14,089,716)		14,191,405
Other assets less liabilities: 3.5%		515,199
NET ASSETS: 100.0%		$14,706,604

Definitions:
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	8.8%	$1,246,760
Health Care	8.1	1,156,460
Leasing	9.0	1,279,565
Local	6.1	860,350
Power	6.0	857,068
Special Tax	3.1	434,291
State	16.6	2,358,696
Transportation	27.6	3,916,396
Water & Sewer	13.2	1,875,839
Money Market Fund	1.5	205,980
	100.0%	$14,191,405

The summary of inputs used to value the Fund’s investments as of January 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$13,985,425	$—	$13,985,425
Money Market Fund	205,980	—	—	205,980
Total	$205,980	$13,985,425	$—	$14,191,405

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Schedules of Investments

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

January 31, 2019 (unaudited)

Principal Amount		Value
MUNICIPAL BONDS: 100.5%
Alabama: 0.8%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$150,000	6.45%, 03/04/19 (c)	$150,783
150,000	6.45%, 03/04/19 (c)	150,783
1,000,000	Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 01/01/24 (c) (p)	1,052,300
		1,353,866
American Samoa: 0.4%
	American Samoa Economic Development Authority, Series A (RB)
500,000	6.00%, 09/01/23	504,035
250,000	6.50%, 09/01/28	254,545
		758,580
Arizona: 1.9%
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
175,000	5.00%, 02/01/20	180,147
125,000	5.00%, 02/01/21	132,311
	Arizona Industrial Development Authority, Education Revenue Bonds, Series A (RB)
250,000	4.75%, 07/01/23 (c)	246,960
200,000	5.00%, 07/01/26	213,234
125,000	City of Phoenix Civic Improvement Corp., Junior Lien, Airport Revenue, Series A (RB) 5.00%, 07/01/20 (c)	130,804
1,000,000	Glendale Industrial Development Authority, Beatitudes Campus Project (RB) 4.00%, 11/15/24 (c)	977,480
	Industrial Development Authority of the City of Phoenix, Series A (RB)
250,000	3.00%, 07/01/20	248,463
500,000	4.00%, 07/01/25	504,775
250,000	Industrial Development Authority of the Town of Florence, Inc., Legacy Traditional School Project (RB) 5.00%, 07/01/23	259,477
70,000	Pima County Industrial Development Authority, Edkey Charter Schools Project (RB) 4.38%, 07/01/26	67,271
250,000	Pima County Industrial Development Authority, Education Facility Revenue Bonds (RB) 4.13%, 06/15/22 (c)	244,268
	Salt Verde Financial Corp. (RB)
65,000	5.25%, 12/01/21	70,511
50,000	5.25%, 12/01/23	56,430
65,000	5.25%, 12/01/24	74,480
10,000	5.25%, 12/01/28	11,865
		3,418,476
California: 7.2%
195,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series C (RB) 5.00%, 05/01/21 (c)	209,268
375,000	Bay Area Toll Authority, Series S-4 (RB) 5.00%, 04/01/23 (c)	428,036
430,000	California Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 03/04/19 (c)	360,353
320,000	California Health Facilities Financing Authority, Catholic Healthcare West, Series E (RB) 5.63%, 07/01/19 (c)	324,778
240,000	California Health Facilities Financing Authority, Catholic Healthcare West, Series G (RB) 5.50%, 03/04/19 (c)	240,823
	California Municipal Finance Authority (RB)
545,000	5.00%, 06/30/27	636,010
220,000	5.00%, 06/30/28	258,579
	California Municipal Finance Authority, Community Medical Centers, Series A (RB)
50,000	5.00%, 02/01/27 (c)	58,530
50,000	5.00%, 02/01/27	59,283
500,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.00%, 03/01/25	500,500
400,000	California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB) 3.88%, 07/01/28	404,800
400,000	California Pollution Control Financing Authority, Solid Waste Disposal, Series A-1 (RB) 3.38%, 07/01/25	415,544
735,000	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB) 5.00%, 07/01/27	776,902
250,000	California State Public Works Board (RB) 3.00%, 05/01/28 (c)	253,632
	California State Public Works Board, Department of Corrections and Rehabilitation, Series A (RB)
200,000	5.00%, 09/01/20	210,564
300,000	5.00%, 09/01/21	324,993
	California Statewide Communities Development Authority (RB)
200,000	5.00%, 07/01/24	216,298
250,000	5.00%, 07/01/29	275,017
	California Statewide Communities Development Authority, Baptist University, Series A (RB)
150,000	3.00%, 11/01/22	150,522
110,000	3.50%, 11/01/27	110,727
180,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB) 5.75%, 03/04/19 (c)	149,805
160,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/20	165,971
350,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.00%, 06/01/26 (c)	391,317
30,000	City of Modesto, Community Center Refinancing Project, Series A (CP) (AMBAC) 5.00%, 11/01/23	31,108
375,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	417,172
	County of Sacramento, Airport System Revenue (RB)
250,000	5.00%, 07/01/27	298,380
115,000	5.00%, 07/01/28	141,022
145,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	160,495
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
110,000	5.00%, 06/01/23	121,917
110,000	5.00%, 06/01/25	124,138
250,000	5.00%, 06/01/26	284,942
205,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	212,185
110,000	Irvine Unified School District, Special Tax, Community Facilities No. 09-1, Series A (ST) 5.00%, 09/01/26	125,046
230,000	Lake Elsinore Public Financing Authority, Local Agency Revenue (ST) 5.00%, 09/01/24	257,204
325,000	Los Angeles Municipal Improvement Corporation, Series A (RB) 5.00%, 11/01/20	344,649
165,000	Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	183,361
1,250,000	Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,328,512
	Palomar Health (RB)
250,000	5.00%, 11/01/25	286,210
90,000	5.00%, 11/01/26 (c)	102,683
250,000	Port of Oakland (RB) 5.00%, 11/01/23	282,912
230,000	Port of Oakland, Series O (RB) 5.00%, 05/01/20	239,166
110,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	122,770
110,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/23	126,074
85,000	San Francisco Community College District (GO) 5.00%, 06/15/22	94,870
100,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	109,679
55,000	Vernon Electric System, Series A (RB) 5.13%, 08/01/19 (c)	55,811
500,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	364,165
		12,736,723
Colorado: 4.1%
500,000	Arista Metropolitan District in the City and County of Broomfield, Series A (GO) 4.38%, 12/01/23 (c)	504,430
500,000	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project, Thompson School District R2-J (RB) 3.75%, 07/01/26	485,935
5,000	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A (RB) 5.25%, 07/01/19 (c)	5,077
200,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series B (RB) 4.00%, 12/01/22 (c)	206,976
250,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 03/04/19 (c)	250,105
85,000	Colorado Health Facilities Authority, NCMC, Inc. Project (RB) 5.00%, 05/15/26 (c)	99,370
1,000,000	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series B (RB) 4.00%, 11/01/20 (c)	985,430
150,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	167,597
120,000	Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/22	129,599
2,500,000	Dominion Water and Sanitation District (RB) 5.25%, 12/01/21 (c)	2,651,450
1,470,000	Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA) 4.50%, 11/01/25 (c)	1,415,301
140,000	Public Authority for Colorado Energy (RB) 6.25%, 11/15/28	174,468
200,000	Southlands Metropolitan District No. 1, Series A-1 (GO) 3.50%, 12/01/27	197,152
		7,272,890
Connecticut: 1.8%
405,000	City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	446,035
	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
250,000	5.25%, 02/01/22	257,737
250,000	5.50%, 02/01/23	260,430
	State of Connecticut, Series B (GO)
200,000	5.00%, 04/15/22 (c)	216,226
250,000	5.00%, 04/15/28	291,010
	State of Connecticut, Series D (GO)
250,000	5.00%, 10/01/20 (c)	261,875
100,000	5.00%, 11/01/21 (c)	106,855
	University of Connecticut, Series A (RB)
815,000	5.00%, 02/15/21 (c)	860,387
380,000	5.00%, 03/15/25	434,701
		3,135,256
District of Columbia: 0.1%
250,000	District of Columbia, Ingleside at Rock Creek Project, Series A (RB) 4.13%, 07/01/24 (c)	250,992
Florida: 2.9%
500,000	Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 4.38%, 06/15/27	485,475
1,000,000	Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB) 4.00%, 12/01/28	953,710
500,000	Citizens Property Insurance Corp., Series A-1 (RB) 5.00%, 06/01/20	520,910
	Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
500,000	5.00%, 06/15/25	504,855
255,000	5.50%, 06/15/22	260,664
250,000	Florida Development Finance Corp., Southwest Charter Foundation Inc. Project, Series A (RB) 5.13%, 06/15/27	250,067
110,000	JEA Electric System, Series Three B (RB) 5.00%, 10/01/27 (c)	127,824
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
250,000	5.00%, 10/01/23	279,772
250,000	5.00%, 10/01/24	283,955
250,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	256,562
120,000	School Board of Miami-Dade County, Series D (CP) 5.00%, 02/01/26 (c)	137,201
250,000	School District of St. Lucie County, Sales Tax (RB) (AGM) 5.00%, 10/01/25	292,622
305,000	South Miami Health Facilities Authority (RB) 3.00%, 08/15/27 (c)	300,602
500,000	Village Community Development District No. 12 (SA) (SAW) 3.80%, 05/01/28	506,685
		5,160,904
Georgia: 2.0%
	Atlanta Development Authority, Senior Health Care Facilities, Series A-1 (RB)
250,000	6.00%, 01/01/23	251,755
500,000	6.50%, 01/01/28 (c)	485,080
1,000,000	Burke County Development Authority, Series E (RB) 3.25%, 02/03/25 (p)	1,007,060
250,000	Floyd County Development Authority, Series A (RB) (SBG) 5.50%, 12/01/24 (c)	249,980
160,000	Georgia Local Government, Grantor Trust Certificates of Participation, Series A (CP) (NATL) 4.75%, 06/01/28	172,485
325,000	Greene County Development Authority, Glen-I, LLC Project, Series A (RB) 6.13%, 01/01/25	303,020
	Main Street Natural Gas, Inc., Series A-1 (RB)
130,000	5.50%, 09/15/23	147,620
135,000	5.50%, 09/15/25	159,454
250,000	Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	273,875
500,000	Oconee County Industrial Development Authority, Series A-3 (RB) 5.50%, 12/01/21 (c)	501,250
		3,551,579
Guam: 1.4%
750,000	A. B. Won Pat International Airport Authority, Series C (RB) 5.00%, 10/01/21	773,670
250,000	Government of Guam, Business Privilege Tax, Series D (RB) 5.00%, 11/15/25 (c)	275,300
	Territory of Guam, Series A (RB)
300,000	5.00%, 01/01/22 (c)	314,280
1,000,000	5.00%, 12/01/24	1,102,190
		2,465,440
Hawaii: 0.1%
115,000	Kuakini, Hawaii Health System, Series A (RB) 6.30%, 03/04/19 (c)	115,331
Illinois: 18.2%
	Chicago Board of Education (GO)
250,000	0.00%, 12/01/22 ^	220,998
320,000	0.00%, 12/01/23 ^	271,571
105,000	0.00%, 12/01/24 ^	85,443
130,000	0.00%, 12/01/26 ^	97,130
500,000	4.00%, 12/01/22	504,040
250,000	5.00%, 12/01/28 (c)	267,197
200,000	5.00%, 12/01/28 (c)	227,820
	Chicago Board of Education, Series A (GO) (AGM)
150,000	4.00%, 12/01/20	151,787
200,000	7.00%, 12/01/25 (c)	236,692
500,000	Chicago Board of Education, Series C (GO) 5.00%, 12/01/27	529,595
395,000	Chicago Board of Education, Series F (GO) 5.00%, 12/01/20	406,641
300,000	Chicago O’Hare International Airport (RB) 4.00%, 01/01/22 (c)	305,436
230,000	Chicago School Reform Board of Trustees, Series A (GO) 0.00%, 12/01/29 ^	149,173
	Chicago School Reform Board of Trustees, Series B-1 (GO)
305,000	0.00%, 12/01/24 ^	248,191
150,000	0.00%, 12/01/26 ^	112,073
255,000	0.00%, 12/01/28 ^	173,301
150,000	0.00%, 12/01/29 ^	97,287
200,000	Chicago Transit Authority (RB) 5.25%, 12/01/21 (c)	212,596
145,000	City of Chicago (GO) (AMBAC) 5.00%, 02/19/19 (c)	145,204
105,000	City of Chicago, Modern School Across Chicago Program, Series A (GO) 5.00%, 12/01/20 (c)	108,301
100,000	City of Chicago, Motor Fuel Tax (RB) (AGM) 5.00%, 01/01/24 (c)	108,275
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
280,000	5.00%, 01/01/25	299,916
350,000	5.25%, 01/01/25 (c)	371,483
270,000	City of Chicago, Series A (GO) 5.25%, 01/01/24 (c)	285,266
	City of Chicago, Series C (GO)
95,000	5.00%, 01/01/22	103,519
660,000	5.00%, 01/01/23	697,825
400,000	5.00%, 01/01/24	425,532
200,000	5.00%, 01/01/25	214,226
	City of Chicago, Water Revenue, Second Lien (RB)
100,000	5.00%, 11/01/22 (c)	107,722
270,000	5.00%, 11/01/24 (c)	300,534
100,000	5.00%, 11/01/24 (c)	110,862
100,000	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB) 5.00%, 11/01/26 (c)	112,498
240,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	250,675
500,000	County of Cook, Series A (GO) 5.25%, 11/15/21 (c)	540,195
775,000	Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27	772,962
60,000	Illinois Finance Authority, Institute of Technology, Series A (RB) 5.00%, 03/04/19 (c)	60,049
1,000,000	Illinois Finance Authority, Lutheran Home and Obligated Group (RB) 5.50%, 05/15/22 (c)	1,042,190
100,000	Illinois Finance Authority, Roosevelt University (RB) 5.40%, 03/04/19 (c)	100,030
50,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB) 5.50%, 02/15/20 (c)	51,917
250,000	Illinois Finance Authority, Three Crowns Park (RB) 4.00%, 02/15/24 (c)	250,530
	Illinois Railsplitter Tobacco Settlement Authority (RB)
160,000	5.25%, 06/01/20	166,397
75,000	5.25%, 06/01/21	80,084
70,000	5.38%, 06/01/21	74,942
120,000	Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	91,212
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
125,000	0.00%, 06/15/20 ^	120,138
195,000	0.00%, 12/15/22 ^	172,095
130,000	0.00%, 12/15/24 ^	105,945
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
115,000	0.00%, 06/15/28 ^	79,440
60,000	5.00%, 06/15/22 (c)	63,064
970,000	5.00%, 06/15/22 (c)	1,005,453
35,000	5.00%, 12/15/22	37,167
500,000	5.00%, 12/15/27 (c)	544,775
100,000	Northern Illinois Municipal Power Agency (RB) 5.00%, 12/01/26 (c)	114,317
285,000	Southern Illinois University, Series A (RB) 5.25%, 04/01/21	300,926
	State of Illinois (RB)
100,000	3.75%, 06/15/21 (c)	100,401
70,000	4.00%, 03/04/19 (c)	70,064
275,000	4.00%, 03/01/22 (c)	277,370
80,000	4.00%, 08/01/22 (c)	80,649
660,000	4.00%, 05/01/24	674,065
280,000	4.00%, 06/15/26 (c)	285,180
300,000	4.13%, 03/01/22 (c)	300,636
540,000	5.00%, 01/01/20 (c)	549,542
300,000	5.00%, 01/01/21	311,379
135,000	5.00%, 01/01/21	140,121
125,000	5.00%, 06/15/21	131,303
70,000	5.00%, 07/01/21	73,294
445,000	5.00%, 01/01/22 (c)	460,299
200,000	5.00%, 02/01/22	210,542
600,000	5.00%, 05/01/22	633,924
165,000	5.00%, 06/15/22	175,695
920,000	5.00%, 08/01/22 (c)	964,372
750,000	5.00%, 08/01/22	795,285
230,000	5.00%, 06/15/23 (c)	246,148
145,000	5.00%, 06/15/23 (c)	155,485
480,000	5.00%, 06/15/23	516,331
700,000	5.00%, 08/01/23	746,291
150,000	5.00%, 02/01/24 (c)	159,446
500,000	5.00%, 02/01/24	533,370
100,000	5.00%, 02/01/24	106,674
100,000	5.00%, 05/01/24 (c)	105,357
500,000	5.00%, 11/01/24	538,140
1,315,000	5.00%, 12/01/25	1,421,331
200,000	5.00%, 01/01/26	215,968
500,000	5.00%, 02/01/26	540,360
445,000	5.00%, 06/01/26 (c)	477,076
100,000	5.00%, 06/01/26	108,203
1,000,000	5.00%, 02/01/27	1,084,190
315,000	5.00%, 11/01/27 (c)	337,787
275,000	5.25%, 07/01/23 (c)	289,096
500,000	5.50%, 07/01/23 (c)	539,870
270,000	5.50%, 07/01/23 (c)	292,332
60,000	5.50%, 07/01/23 (c)	64,531
500,000	6.00%, 05/01/25	565,620
	State of Illinois, Series A (GO)
220,000	4.00%, 03/04/19 (c)	219,679
305,000	4.00%, 01/01/21	310,951
170,000	4.00%, 01/01/22 (c)	172,421
100,000	4.00%, 01/01/22 (c)	100,872
100,000	4.00%, 01/01/22 (c)	98,230
105,000	4.00%, 01/01/22	107,489
50,000	4.00%, 01/01/22 (c)	50,809
100,000	5.00%, 04/01/21	104,252
185,000	5.00%, 06/01/21	193,412
	State of Illinois, Series D (GO)
165,000	3.25%, 11/01/26	156,864
750,000	5.00%, 11/01/25	809,985
505,000	5.00%, 11/01/26	547,046
130,000	5.00%, 11/01/27	141,201
110,000	5.00%, 11/01/27 (c)	118,968
100,000	Will County Community High School District No. 210, Series B (GO) 0.00%, 01/01/28 ^	70,087
		32,192,630
Indiana: 0.3%
500,000	City of Carmel (RB) 7.00%, 11/15/22 (c)	450,000
Iowa: 1.7%
500,000	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB) 5.25%, 12/01/23 (c)	530,530
	Iowa Finance Authority, Northcrest, Inc. Project, Series B (RB)
500,000	3.25%, 12/20/19 (c)	500,005
500,000	5.00%, 03/01/24 (c)	527,140
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
260,000	2.50%, 10/01/20	257,741
1,130,000	4.00%, 10/01/25	1,127,763
		2,943,179
Kansas: 1.0%
125,000	Arkansas City Public Building Commission, South Central Regional Medical Center (RB) 6.25%, 09/01/19 (c)	126,408
500,000	City of Wichita, Health Care Facilities, Series I (RB) 5.00%, 05/15/25 (c)	530,450
1,000,000	Kansas Development Finance Authority (RB) 4.00%, 11/15/25	997,600
60,000	Overland Park Development Corp., Overland Park Convention Center Hotel, Series B (RB) (AMBAC) 5.13%, 03/04/19 (c)	60,094
		1,714,552
Kentucky: 0.5%
140,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/26	162,532
325,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB) 5.00%, 11/01/26 (c)	374,442
100,000	Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB) 5.00%, 05/15/26	107,367
200,000	Kentucky State Property and Building Commission No. 100, Series A (RB) 5.00%, 08/01/20	208,804
		853,145
Louisiana: 1.2%
	City of New Orleans, Sewerage Service (RB)
320,000	5.00%, 06/01/20	332,739
20,000	5.00%, 06/01/22	21,779
600,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Series A (RB) 5.50%, 11/15/25	640,806
329,665	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) * §	3
521,317	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) * §	5
710,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	738,677
	Tobacco Settlement Financing Corp., Series A (RB)
230,000	5.00%, 05/15/20	237,606
80,000	5.00%, 05/15/21	84,440
		2,056,055
Maine: 0.1%
155,000	Health and Higher Education Facilities Authority, Maine General Medical Center Issue (RB) 5.00%, 07/01/20	157,544
Maryland: 1.8%
250,000	City of Baltimore, Harbor Point Project (RB) 4.25%, 06/01/26	254,560
200,000	City of Baltimore, Maryland Special Obligation, Research Park Project, Series A (RB) 4.00%, 09/01/27	204,532
350,000	County of Frederick, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27	381,951
200,000	County of Howard, Series A (TA) 4.00%, 02/15/26 (c)	202,940
695,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	715,718
245,000	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA) 3.75%, 01/01/27 (c)	246,328
425,000	Maryland Economic Development Corp., Transportation Facilities, Series A (RB) 5.00%, 06/01/28	498,720
190,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/24	215,530
500,000	Mayor and Council of Rockville, Ingleside at King Farm Project, Series C-1 (RB) 3.50%, 05/01/20 (c)	496,295
		3,216,574
Massachusetts: 1.6%
	Massachusetts Development Finance Agency (RB) (SBG)
500,000	5.00%, 07/01/28 (c)	578,325
500,000	5.00%, 07/01/28 (c)	585,005
130,000	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 07/01/22 (c)	143,555
	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
250,000	4.00%, 10/01/22 (c)	253,835
500,000	4.00%, 10/01/22 (c)	510,575
310,000	Massachusetts Development Finance Agency, Series I (RB) 5.00%, 07/01/26 (c)	354,668
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	114,769
275,000	Massachusetts Educational Financing Authority (RB) 5.00%, 01/01/25 (c)	306,936
		2,847,668
Michigan: 0.8%
50,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	53,704
250,000	Grand Rapids Economic Development Corp., Beacon Hill at Eastgate, Series A (RB) 4.00%, 11/01/24 (c)	249,623
400,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 03/04/19 (c)	394,208
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
610,000	5.13%, 02/19/19 (c)	606,370
70,000	5.25%, 02/19/19 (c)	69,847
		1,373,752
Minnesota: 0.4%
100,000	City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	101,357
180,000	City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.13%, 07/01/25	176,863
250,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	261,677
120,000	Saint Paul Housing and Redevelopment Authority, Series A (RB) 5.00%, 09/01/26	127,128
		667,025
Mississippi: 0.0%
20,000	Mississippi Business Finance Corp., System Energy Resources, Inc. (RB) 5.88%, 02/26/19 (c)	20,039
Missouri: 1.1%
500,000	City of Liberty, Liberty Commons Project, Series A (TA) 5.13%, 06/01/25	492,415
250,000	City of St. Ann, Northwest Plaza Redevelopment, Series A (TA) 4.00%, 11/01/26	244,980
235,000	Industrial Development Authority of the City of St. Louis, Series A (RB) 3.88%, 11/15/26 (c)	240,464
500,000	Maryland Heights Industrial Development Authority, San Louis Community Ice Center Project, Series A (RB) 4.38%, 03/15/28 (c)	502,205
500,000	St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB) 5.00%, 09/01/25 (c)	524,415
		2,004,479
Montana: 0.7%
1,320,000	City of Forsyth, Rosebud County, Montana Pollution Control Revenue (RB) 2.00%, 08/01/23	1,318,680
Nevada: 0.9%
500,000	City of Reno, Tax Increment Senior Lien Bonds, Series C (TA) 5.40%, 03/04/19 (c)	486,910
100,000	Clark County School District, Limited Tax, Series C (GO) 5.00%, 12/15/25 (c)	115,744
500,000	State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27	524,230
535,000	State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB) 4.50%, 12/15/25 (c)	537,798
		1,664,682
New Hampshire: 0.3%
250,000	New Hampshire Business Finance Authority, Covanta Project, Series A (RB) 4.00%, 07/01/23 (c)	246,720
290,000	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB) 5.25%, 07/01/24 (c)	291,102
		537,822
New Jersey: 14.9%
75,000	Atlantic City (GO) 5.00%, 12/01/20	74,122
240,000	Garden State Preservation Trust, Open Space and Farmland Preservation Bonds, Series B (RB) (AGM) 0.00%, 11/01/22 ^	221,134
750,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	794,985
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
345,000	4.25%, 06/15/22 (c)	359,814
500,000	5.00%, 06/15/20	518,150
165,000	5.00%, 06/15/22	178,502
150,000	5.00%, 06/15/22 (c)	161,922
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
225,000	5.13%, 08/20/22 (c)	242,786
300,000	5.75%, 09/15/22 (c)	330,207
75,000	New Jersey Economic Development Authority, Long Gate Project (RB) 4.38%, 01/01/24	75,035
210,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	218,805
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
500,000	4.00%, 11/01/25	532,810
115,000	5.00%, 11/01/25	129,687
115,000	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	132,996
100,000	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 5.50%, 12/15/26 (c)	113,862
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB) 5.25%, 03/01/21 (c)	526,380
	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
520,000	5.25%, 03/01/21 (c)	545,714
240,000	5.25%, 03/01/21 (c)	252,314
260,000	New Jersey Economic Development Authority, School Facilities Construction, Series II (RB) 5.00%, 03/01/22 (c)	277,368
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
250,000	5.00%, 03/01/21	262,920
640,000	5.00%, 03/01/23 (c)	683,667
490,000	5.00%, 03/01/23 (c)	527,122
320,000	5.00%, 03/01/23 (c)	342,973
200,000	5.00%, 03/01/23 (c)	216,990
300,000	5.00%, 03/01/23 (c)	326,331
480,000	5.00%, 03/01/23 (c)	509,544
500,000	5.00%, 03/01/23 (c)	540,270
340,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/24 (c)	372,212
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
440,000	4.25%, 06/15/25 (c)	468,481
130,000	4.38%, 06/15/25 (c)	138,574
375,000	5.00%, 06/15/21	396,911
345,000	5.00%, 06/15/25 (c)	384,268
145,000	New Jersey Economic Development Authority, Series N-1 (RB) 5.50%, 09/01/23	163,625
	New Jersey Educational Facilities Authority (RB)
145,000	5.00%, 06/15/24 (c)	158,737
175,000	5.00%, 06/15/24 (c)	192,763
315,000	New Jersey Health Care Facilities Financing Authority (RB) 5.00%, 10/01/24	350,844
75,000	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 5.00%, 07/01/21	78,334
	New Jersey Transportation Trust Fund Authority (RB)
300,000	0.00%, 12/15/27 ^	221,151
100,000	5.25%, 06/15/21 (c)	105,893
	New Jersey Transportation Trust Fund Authority, Series A (RB)
120,000	0.00%, 12/15/25 ^	94,697
9,625,000	0.00%, 12/15/30 ^	6,002,439
200,000	5.00%, 06/15/21 (c)	210,648
500,000	5.00%, 12/15/24	559,665
500,000	5.00%, 12/15/25	564,910
500,000	5.00%, 12/15/26	566,200
110,000	New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 5.00%, 06/15/26 (c)	123,354
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
235,000	4.00%, 06/15/22 (c)	241,171
200,000	5.00%, 06/15/22	215,762
510,000	5.00%, 06/15/22 (c)	539,371
205,000	5.00%, 06/15/22 (c)	220,262
285,000	5.00%, 06/15/23 (c)	310,701
275,000	5.00%, 06/15/25 (c)	306,468
100,000	5.25%, 06/15/25 (c)	112,327
345,000	5.25%, 06/15/25 (c)	385,206
	New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
395,000	0.00%, 12/15/28 ^	274,600
200,000	0.00%, 12/15/29 ^	137,630
265,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/23	292,600
175,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	185,040
350,000	State of New Jersey, Series Q (GO) 5.00%, 08/15/20	366,614
	State of New Jersey, Series T (GO)
300,000	5.00%, 06/01/21	320,508
250,000	5.00%, 06/01/22	273,805
	State of New Jersey, Various Purposes (GO)
80,000	3.00%, 06/01/26	81,990
110,000	4.00%, 06/01/23 (c)	115,262
250,000	5.00%, 06/01/20	260,322
100,000	5.00%, 06/01/27	118,143
	Tobacco Settlement Financing Corp., Series A (RB)
500,000	5.00%, 06/01/23	552,655
500,000	5.00%, 06/01/28 (c)	572,915
150,000	5.00%, 06/01/28 (c)	173,579
		26,307,047
New Mexico: 0.1%
250,000	Farmington, New Mexico Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	243,735
New York: 4.3%
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
400,000	5.00%, 07/15/23	445,908
250,000	5.00%, 07/15/24	281,740
100,000	5.00%, 07/15/26	114,661
100,000	5.00%, 01/15/27 (c)	113,805
100,000	5.00%, 01/15/27 (c)	114,545
185,000	County of Suffolk County, Series A (GO) 5.00%, 05/15/20	192,383
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
25,000	5.00%, 03/04/19 (c)	25,061
100,000	5.00%, 03/04/19 (c)	100,242
105,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	114,709
250,000	New York State Dormitory Authority (RB) 5.00%, 08/01/24	284,497
	New York State Dormitory Authority, Medical Center Obligated Group (RB)
300,000	5.00%, 12/01/26	348,138
300,000	5.00%, 06/01/27 (c)	346,287
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
850,000	5.00%, 08/01/20	879,274
35,000	5.00%, 08/01/21	36,971
135,000	5.00%, 08/01/21 (c)	141,369
	New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project (RB)
160,000	5.00%, 01/01/28 (c)	184,038
230,000	5.00%, 01/01/28 (c)	266,110
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
35,000	5.00%, 01/01/21	37,132
50,000	5.00%, 01/01/22	53,796
500,000	Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series B (RB) 3.50%, 07/01/23 (c)	495,615
130,000	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB) 5.00%, 12/01/20	135,459
25,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB) 5.00%, 07/01/21 (c)	26,712
1,000,000	Suffolk Tobacco Asset Securitization Corp., Series B (RB) 5.38%, 03/04/19 (c)	993,770
355,000	Tompkins County Development Corp., Tompkins Cortland Community College Foundation, Inc. Project, Series A (RB) 5.00%, 07/01/23 (c)	358,057
665,000	Town of Oyster Bay, Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26 (c)	677,522
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
70,000	5.00%, 06/01/27 (c)	79,580
70,000	5.00%, 06/01/27	80,298
650,000	Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB) 4.00%, 09/15/24 (c)	626,873
		7,554,552
North Carolina: 0.6%
150,000	North Carolina Medical Care Commission, Baptist Hospital (RB) 5.25%, 06/01/20 (c)	156,762
420,000	North Carolina Medical Care Commission, Retirement Facilities (RB) 5.13%, 07/01/23	432,079
350,000	North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/25	399,427
		988,268
Ohio: 6.4%
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
3,830,000	5.13%, 02/19/19 (c)	3,586,450
910,000	5.38%, 02/19/19 (c)	860,141
3,000,000	5.88%, 02/19/19 (c)	2,805,180
90,000	City of Cleveland, Airport System Revenue, Series C (RB) (AMBAC) 5.25%, 01/01/21	95,622
1,450,000	Cleveland-Cuyahoga County Port Authority (RB) 5.00%, 12/01/28	1,577,861
250,000	County of Allen, Ohio Hospital Facilities, Catholic Healthcare Partners, Series B (RB) 5.00%, 09/01/20 (c)	262,365
110,000	County of Cuyahoga, Metrohealth System (RB) 5.00%, 02/15/27 (c)	123,097
425,000	County of Licking, Health Care Facilities, Series A (RB) 5.10%, 07/01/25	429,144
255,000	County of Licking, Health Care Facilities, Series B (RB) 3.75%, 04/01/19 (c)	252,957
	County of Muskingum, Genesis HealthCare System (RB)
50,000	4.00%, 02/15/23	51,616
135,000	5.00%, 02/15/20	137,830
	Cuyahoga County, The Metrohealth System (RB)
250,000	5.00%, 02/15/25	278,122
50,000	5.00%, 02/15/26	56,128
250,000	5.00%, 02/15/27	282,210
500,000	Ohio Air Quality Development Authority (RB) 3.75%, 01/15/28	499,240
10,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	10,214
		11,308,177
Oklahoma: 0.4%
250,000	Oklahoma Development Finance Authority (RB) 5.00%, 08/15/27	289,012
500,000	Oklahoma Development Finance Authority, Inverness Village Community (RB) 5.75%, 01/01/22 (c)	326,250
250,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 02/21/19 (c) (d) *	112,500
		727,762
Oregon: 0.6%
	Clackamas County Hospital Facility Authority (RB)
500,000	2.80%, 11/15/19 (c)	495,380
500,000	3.20%, 05/15/20 (c)	498,855
		994,235
Pennsylvania: 4.0%
225,000	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB) 6.75%, 11/01/19 (c)	228,895
	Allentown Neighborhood Improvement Zone Development Authority (RB)
250,000	5.00%, 05/01/22	261,540
250,000	5.00%, 05/01/23	264,347
250,000	5.00%, 05/01/27	272,150
250,000	5.00%, 05/01/28	273,507
80,000	City of Philadelphia, Pennsylvania Gas Works, Series 13 (RB) 5.00%, 08/01/25	92,707
500,000	Commonwealth Financing Authority (RB) 5.00%, 06/01/23	555,695
	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
250,000	4.00%, 10/15/22	249,988
850,000	5.00%, 10/15/27	892,738
135,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	146,321
240,000	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB) 2.60%, 09/01/20 (p)	239,299
130,000	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	128,314
135,000	Moon Industrial Development Authority, Baptist Homes Society (RB) 5.00%, 07/01/20	137,290
500,000	Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series C (RB) 5.00%, 09/01/20 (p)	501,180
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
80,000	5.00%, 12/31/20	83,870
250,000	5.00%, 12/31/21	267,567
125,000	5.00%, 12/31/23	138,616
650,000	5.00%, 12/31/24	731,503
550,000	5.00%, 06/30/26 (c)	627,643
130,000	5.00%, 06/30/26	148,725
100,000	Philadelphia Gas Works Co., Fourteenth Series (RB) 5.00%, 10/01/26	117,534
250,000	Quakertown General Authority Health Facilities, USDA Loan Anticipation Notes, Series A (RB) 3.13%, 07/01/19 (c)	245,863
110,000	Redevelopment Authority of City Scranton, Pennsylvania, Series A (RB) 5.00%, 11/15/21	112,570
	The Hospitals and Higher Education, Facilities Authority of Philadelphia (RB)
115,000	5.00%, 07/01/26	129,686
275,000	5.00%, 07/01/27 (c)	304,813
		7,152,361
Puerto Rico: 0.7%
250,000	Puerto Rico Electric Power Authority, Series UU (RB) (AGM) 5.00%, 03/04/19 (c)	258,647
200,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority (RB) 5.00%, 03/04/19 (c)	197,000
780,000	Puerto Rico Municipal Finance Agency (RB) (AGM) 5.00%, 03/07/19 (c)	801,544
		1,257,191
Rhode Island: 0.1%
155,000	Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	183,658
South Carolina: 0.8%
100,000	Charleston Educational Excellence Financing Corp. Installment Purchase Revenue Refunding, Series B (RB) 5.00%, 12/01/23 (c)	113,879
500,000	South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB) 5.00%, 12/15/26 (c)	520,070
475,000	South Carolina Jobs-Economic Development Authority, Woodlands at Fuman (RB) 4.00%, 11/15/24 (c)	470,122
220,000	South Carolina Public Service Authority, Series C (RB) 5.00%, 12/01/24 (c)	242,233
		1,346,304
Tennessee: 0.2%
25,000	Clarksville Natural Gas Acquisition Corp. (RB) 5.00%, 12/15/21	26,889
85,000	Johnson City Health and Educational Facilities Board, Series A (RB) 5.38%, 07/01/20 (c)	89,266
225,000	Memphis-Shelby County Industrial Development Board, Series A (TA) 4.75%, 07/01/27	234,817
		350,972
Texas: 6.4%
120,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	135,350
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
550,000	4.50%, 07/01/20	563,579
1,000,000	4.75%, 07/01/24	1,076,920
1,250,000	5.00%, 07/15/28	1,433,275
500,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	515,270
400,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	412,964
100,000	Clifton Higher Education Finance Corp., Series A (RB) 4.63%, 08/15/25	99,748
	Clifton Higher Education Finance Corp., Series D (RB)
500,000	5.25%, 08/15/25 (c)	514,155
500,000	5.25%, 08/15/25 (c)	518,145
120,000	Dallas/Fort Worth International Airport, Series F (RB) 5.00%, 11/01/20 (c)	126,403
335,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	342,008
300,000	Harris County, Houston Sports Authority, Senior Lien, Series A (RB) 5.00%, 11/15/20	316,197
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
200,000	3.38%, 08/15/21	198,108
100,000	4.00%, 08/15/21 (c)	98,465
250,000	New Hope Cultural Education Facilities Finance Corp., Legacy Prepatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c)	254,120
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
100,000	5.00%, 07/01/23	90,170
100,000	5.00%, 07/01/24	90,163
90,000	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. (RB) 5.00%, 01/01/24	93,432
500,000	Port Beaumont Navigation District (RB) 7.25%, 02/13/20 (c) (p)	516,665
	SA Energy Acquisition Public Facility Corp. (RB)
75,000	5.50%, 08/01/21	80,421
85,000	5.50%, 08/01/22	93,386
55,000	5.50%, 08/01/24	62,510
125,000	5.50%, 08/01/25	144,185
110,000	5.50%, 08/01/27	129,847
450,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	479,704
230,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Series B-1 (RB) 4.50%, 03/04/19 (c)	181,700
200,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	197,216
500,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB) 6.00%, 05/15/27 (c)	543,955
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series A (RB)
240,000	5.25%, 12/15/21	259,786
155,000	5.25%, 12/15/22	171,506
15,000	5.25%, 12/15/23	16,944
60,000	5.25%, 12/15/24	69,052
100,000	5.25%, 12/15/25	117,106
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
115,000	5.00%, 12/15/21	123,720
70,000	5.00%, 12/15/22 (c)	76,432
1,000,000	5.00%, 12/15/22 (c)	1,093,820
105,000	5.00%, 12/15/22	115,055
40,000	Travis County Health Facilities Development Corp., First Mortgage, Series A (RB) 6.00%, 01/01/21 (c)	41,626
		11,393,108
Vermont: 0.1%
150,000	Vermont Economic Development Authority, Recovery Zone Facility (RB) 5.00%, 12/15/20	156,951
Virgin Islands: 1.9%
300,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB) 5.00%, 10/01/24	291,000
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB)
545,000	5.00%, 10/01/20	553,813
500,000	5.00%, 10/01/20 (c)	506,400
250,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A-1 (RB) 5.00%, 10/01/19 (c)	253,145
30,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB) 5.00%, 10/01/19 (c)	30,346
750,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB) 5.00%, 10/01/19 (c)	756,187
	Virgin Islands Water and Power Authority, Series A (RB)
650,000	4.00%, 07/01/21	645,125
150,000	5.00%, 03/04/19 (c)	145,383
75,000	5.00%, 03/04/19 (c)	72,245
55,000	Virgin Islands Water and Power Authority, Series B (RB) 5.00%, 03/04/19 (c)	52,670
		3,306,314
Virginia: 1.3%
140,000	Amherst Industrial Development Authority (RB) 4.75%, 03/07/19 (c)	130,409
75,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	75,952
	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB)
100,000	3.13%, 12/01/25 (c)	93,782
125,000	5.00%, 12/01/24	134,798
270,000	Industrial Development Authority of Botetourt County, Residential Care Facility, Series A (RB) 4.75%, 07/01/23	275,551
325,000	Peninsula Town Center Community Development Authority (RB) 4.50%, 09/01/27 (c)	338,445
	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB)
680,000	1.88%, 06/01/20 (p)	677,035
500,000	2.15%, 09/01/20 (p)	499,535
		2,225,507
Washington: 1.5%
105,000	Clark County Public Utility District No 1, Electric System Revenue (RB) 5.00%, 01/01/26 (c)	123,499
155,000	King County Public Hospital District No. 4, Series A (RB) 5.00%, 12/01/25	157,457
500,000	Washington State Housing Finance Commission, Hearthstone Project, Series B (RB) 3.13%, 07/01/19 (c)	496,835
475,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB) 6.00%, 07/01/25	507,181
650,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB) 5.50%, 02/21/19 (c)	650,299
	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
250,000	3.75%, 07/01/26	242,275
500,000	4.00%, 01/01/25 (c)	509,565
		2,687,111
West Virginia: 0.3%
150,000	West Virginia Hospital Finance Authority, Series A (RB) 5.00%, 06/01/26	175,830
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
65,000	6.25%, 02/19/19 (c)	48,970
410,000	6.50%, 02/19/19 (c)	306,955
		531,755
Wisconsin: 2.6%
1,000,000	Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 05/01/26 (c)	1,016,130
500,000	Public Finance Authority, Corvian Community School Project, Series A (RB) 4.25%, 06/15/24 (c)	502,120
900,000	Public Finance Authority, Marys Woods at Marylhurst Project, Series B-2 (RB) 3.50%, 05/15/19 (c)	900,234
200,000	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	195,676
250,000	Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.00%, 06/15/24 (c)	244,188
550,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	578,759
750,000	Public Finance Authority, Waste Management, Inc. Project, Series A-1 (RB) 2.00%, 06/01/21 (p)	740,737
	Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB)
250,000	3.50%, 08/01/22	248,375
250,000	5.00%, 08/01/24 (c)	261,252
		4,687,471
Total Municipal Bonds (Cost: $177,810,205)		177,640,342

Number of Shares
MONEY MARKET FUND: 2.5% (Cost: $4,485,997)
4,485,997	Dreyfus Government Cash Management Fund - Institutional Shares	4,485,997
Total Investments: 103.0% (Cost: $182,296,202)		182,126,339
Liabilities in excess of other assets: (3.0)%		(5,359,399)
NET ASSETS: 100.0%		$176,766,940

Definitions:
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
TA	Tax Allocation

Footnotes:
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing
§	Illiquid Security — the aggregate value of illiquid securities is $8 which represents 0.0% of net assets.

Summary of Investments By Sector	% of Investments	Value
Education	9.2%	$16,681,676
Health Care	17.6	32,055,473
Housing	1.4	2,568,231
Industrial Revenue	15.6	28,341,438
Leasing	12.8	23,352,589
Local	5.3	9,593,426
Power	1.3	2,410,165
Solid Waste/Resource Recovery	0.2	394,216
Special Tax	10.8	19,757,151
State	10.5	19,211,973
Tobacco	6.8	12,323,131
Transportation	3.7	6,797,402
Water & Sewer	2.3	4,153,471
Money Market Fund	2.5	4,485,997
	100.0%	$182,126,339

The summary of inputs used to value the Fund’s investments as of January 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$177,640,342	$—	$177,640,342
Money Market Fund	4,485,997	—	—	4,485,997
Total	$4,485,997	$177,640,342	$—	$182,126,339

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Schedules of Investments

VANECK VECTORS CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

January 31, 2019 (unaudited)

Number of Shares		Value
CLOSED-END FUNDS: 99.8%
113,444	AllianceBernstein National Municipal Income Fund, Inc.	$1,431,663
66,573	BlackRock Investment Quality Municipal Trust, Inc.	927,362
37,439	BlackRock Long-Term Municipal Advantage Trust	432,046
152,341	BlackRock Muni Intermediate Duration Fund, Inc.	2,001,761
97,644	BlackRock MuniAssets Fund, Inc.	1,349,440
40,533	BlackRock Municipal 2020 Term Trust	605,158
273,586	BlackRock Municipal 2030 Target Term Trust	5,934,080
40,490	BlackRock Municipal Bond Trust	573,743
102,774	BlackRock Municipal Income Quality Trust	1,350,450
156,900	BlackRock Municipal Income Trust	2,020,872
81,064	BlackRock Municipal Income Trust II	1,133,275
106,084	BlackRock MuniEnhanced Fund, Inc.	1,108,578
39,883	BlackRock MuniHoldings Fund, Inc.	608,216
130,416	BlackRock MuniHoldings Investment Quality Fund	1,673,237
79,412	BlackRock MuniHoldings Quality Fund II, Inc.	953,738
51,102	BlackRock MuniHoldings Quality Fund, Inc.	614,757
58,813	BlackRock MuniVest Fund II, Inc.	845,731
180,509	BlackRock MuniVest Fund, Inc.	1,595,700
131,739	BlackRock MuniYield Fund, Inc.	1,767,937
29,295	BlackRock MuniYield Investment Fund	396,068
88,323	BlackRock MuniYield Quality Fund II, Inc.	1,054,577
266,113	BlackRock MuniYield Quality Fund III, Inc.	3,310,446
117,693	BlackRock MuniYield Quality Fund, Inc.	1,614,748
63,596	Dreyfus Municipal Bond Infrastructure Fund, Inc.	796,858
81,479	Dreyfus Municipal Income, Inc.	650,202
172,491	Dreyfus Strategic Municipal Bond Fund, Inc.	1,272,984
221,596	Dreyfus Strategic Municipals, Inc.	1,686,346
153,796	DWS Municipal Income Trust	1,684,066
266,262	Eaton Vance Municipal Bond Fund	3,112,603
35,806	Eaton Vance Municipal Bond Fund II	420,004
26,022	Eaton Vance Municipal Income 2028 Term Trust	510,031
92,354	Eaton Vance Municipal Income Trust	1,075,924
33,304	Eaton Vance National Municipal Opportunities Trust	690,392
155,838	Invesco Advantage Municipal Income Trust II	1,650,324
96,881	Invesco Municipal Income Opportunities Trust	725,639
259,662	Invesco Municipal Opportunity Trust	3,064,012
213,436	Invesco Municipal Trust	2,518,545
204,114	Invesco Quality Municipal Income Trust	2,422,833
211,166	Invesco Trust for Investment Grade Municipals	2,552,997
182,970	Invesco Value Municipal Income Trust	2,621,960
54,969	MainStay Defined Term Municipal Opportunities Fund	1,080,691
89,356	MFS High Income Municipal Trust	438,738
144,249	MFS Municipal Income Trust	953,486
67,725	Neuberger Berman Intermediate Municipal Fund, Inc.	933,928
684,988	Nuveen AMT-Free Municipal Credit Income Fund	9,925,476
41,813	Nuveen AMT-Free Municipal Value Fund	662,318
759,612	Nuveen AMT-Free Quality Municipal Income Fund	9,768,610
84,778	Nuveen Enhanced Municipal Value Fund	1,138,569
131,445	Nuveen Intermediate Duration Municipal Term Fund	1,679,867
44,807	Nuveen Intermediate Duration Quality Municipal Term Fund	570,393
499,949	Nuveen Municipal Credit Income Fund	7,084,277
182,507	Nuveen Municipal High Income Opportunity Fund	2,263,087
560,405	Nuveen Municipal Value Fund, Inc.	5,419,116
743,888	Nuveen Quality Municipal Income Fund	9,782,127
48,557	Nuveen Select Tax-Free Income 2 Portfolio	668,144
44,989	Nuveen Select Tax-Free Income Portfolio	652,340
50,234	PIMCO Municipal Income Fund	672,633
107,898	PIMCO Municipal Income Fund II	1,463,097
59,663	PIMCO Municipal Income Fund III	698,057
66,086	Pioneer Municipal High Income Advantage Trust	722,320
80,397	Pioneer Municipal High Income Trust	918,938
182,599	Putnam Managed Municipal Income Trust	1,296,453
141,127	Putnam Municipal Opportunities Trust	1,670,944
110,498	Western Asset Managed Municipals Fund, Inc.	1,426,529
24,959	Western Asset Municipal Defined Opportunity Trust, Inc.	510,412
Total Closed-End Funds (Cost: $130,252,976)		123,159,853
MONEY MARKET FUND: 0.1% (Cost: $141,144)
141,144	Dreyfus Government Cash Management Fund - Institutional Shares	141,144
Total Investments: 99.9% (Cost: $130,394,120)		123,300,997
Other assets less liabilities: 0.1%		66,743
NET ASSETS: 100.0%		$123,367,740

Summary of Investments by Sector	% of Investments	Value
Financials	99.9%	$123,159,853
Money Market Fund	0.1	141,144
	100.0%	$123,300,997

The summary of inputs used to value the Fund’s investments as of January 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$123,159,853	$—	$—	$123,159,853
Money Market Fund	141,144	—	—	141,144
Total	$123,300,997	$—	$—	$123,300,997

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

January 31, 2019 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and /or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: March 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: March 26, 2019

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: March 26, 2019